June 30, 2003

Mason Street(SM)
          Variable Annuity

          Semi-Annual Report

     Nontax-Qualified Annuities
     Individual Retirement Annuities
     Roth IRAs

     Northwestern Mutual
     Series Fund Inc., Fidelity
     VIP Mid Cap Portfolio and
     Russell Investment Funds

     The Northwestern Mutual
     Life Insurance Company
     720 East Wisconsin Avenue
     Milwaukee, WI 53202
     (414) 271-1444

     www.northwesternmutual.com

     90-2073(0201)(Rev.0703)

                                                  [LOGO] Northwestern Mutual(TM)

Letter to Contract Owners

June 30, 2003

For the stock market, the first six months of 2003 can be divided into two distinct periods. In the first quarter, the market was volatile in a general downtrend, driven largely by economic uncertainties and concern about the war in Iraq. When the war began in mid-March, the market rallied, apparently welcoming the elimination of one element of uncertainty. This rally continued through the second quarter, in which the S&P 500 Index (one of the most widely used benchmarks of U.S. equity performance) posted its best quarterly performance since 1998. There was also a shift in market leadership: stocks of smaller companies were generally stronger than large company stocks, and riskier stocks outperformed more defensive issues. For the six months ended June 2003, the S&P 500 Index had a total return of 11.76%. The S&P Small-Cap 600 had total return of 12.93% for the period, and the S&P MidCap 400 returned 12.41%.

In the bond market, the major trend was continued downward movement in interest rates. As in the stock market, the highest quality issues underperformed riskier bonds. The total return of the Merrill Lynch Domestic Master Index (a broadly-based bond index) was 3.95% for the first half of 2003. Return of the Lehman High Yield Intermediate Market Index (an index of non-investment-grade bonds) was 17.38%.

The stock market is generally regarded as a leading indicator of economic trends, and there are some signs that economic growth is beginning to pick up. Orders for nondefense durable goods and business spending on high-technology equipment have increased since the end of 2002, and these are positive signs for future capital spending. A survey of 54 business economists published in The Wall Street Journal on July 3 indicated a consensus that the U.S. economy will grow at an annual rate of 3.5% in the third quarter and 3.8% in the fourth quarter of 2003, followed by continued growth above 3% in the first half of 2004.

On the negative side, consumer confidence remains low, and unemployment reports issued through the end of June indicate that businesses are still reducing payrolls. Consumer spending continues to be the dominant driver of the economy's modest growth, but high personal debt levels and increasing unemployment may discourage consumers from discretionary purchases.

Both the Federal Reserve and the Bush administration are taking significant action to stimulate economic growth. In late June, the Fed reduced the federal funds rate to the lowest level since 1958. Further impetus will be provided by the tax bill signed on May 28, which is designed to encourage both business and personal spending and to attract investors to the stock market with a reduction in taxes on dividends and capital gains. With the 2004 presidential election on the horizon, the administration is likely to do everything possible to encourage economic growth.

While we welcome the market rally and signs that the economy is improving, we do not think the economy or the stock market will soon return to the high-growth environment of the late 1990s. We believe it is likely that we have entered a period of slower economic growth and lower investment returns. Considering the prevailing elements of geopolitical and economic uncertainty, the market volatility experienced in the last few years may well continue. This environment may require many investors to adjust their expectations and their personal portfolios. With patience and a solid plan, it is still quite possible to invest for a secure future.

On May 1, 2003, four new portfolio options were made available to investors in Northwestern Mutual variable annuity contracts. The AllianceBernstein Mid Cap Value Portfolio, the Fidelity VIP Mid Cap Portfolio, the Janus Capital Appreciation Portfolio and the T. Rowe Price Equity Income Portfolio, all managed by highly respected investment management firms, offer several new options for further diversification of your investments. Together with the other Northwestern Mutual Series Funds and five Russell Investment Funds, these additional funds give contract owners a choice of 24 portfolios with a broad variety of investment styles. Detailed information about each of these portfolios is presented in the prospectuses dated May 1, 2003. Your financial representative can assist you in evaluating these and other investment choices, as well as in developing an overall plan to meet your personal financial goals.

[PHOTO]

Mark G. Doll
[PHOTO]

Edward J. Zore

/s/ Edward J. Zore
/s/ Mark G. Doll

                  Edward J. Zore                 Mark G. Doll
                President and Chief          Senior Vice President
                 Executive Officer                Investments

                  Northwestern Mutual Life Insurance Company

                                    [GRAPHIC]

                             Northwestern Mutual(R)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665
Get up-to-date information about your nontax-qualified Contract at your convenience with your Contract number and your Personal Identification Number
(PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

Information on the Internet:

Northwestern Mutual Financial Network
                                 WWW.NMFN.COM

For information about Northwestern Mutual, visit us on our Website. Included are daily unit value fund performance information and, for nontax-qualified Contracts that you own, access to current values.

If you need more information, please contact us at: The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

 Contract Owner Privileges



Free Transfers Among Portfolios
You can change your investment allocation or transfer values among the portfolios by calling the Northwestern Mutual Express line at 800-519-4665. Also, you can Mail or Fax the request forms to the Home Office for the same day changes.

Northwestern Mutual is not currently charging a fee for transfers, but reserves the right to charge $25 for each transfer exceeding 12 in a contract year. The amount and timing restrictions discussed here do not apply to interest sweeps from the GIF to the variable funds. The GIF is not available in the back-load design in MA, NJ, OR and WA.

Automatic Dollar-Cost Averaging
With our Dollar-Coast Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT)
Another convenient way to invest using the dollar-cost averaging approach is through our EFT plan. These automatic withdrawals allow you to add to the portfolio(s) within your nontax-qualified Contract on a regular monthly basis through payments drawn directly on your checking account.

A program or regular investing cannot assure a profit or protect against a loss in a declining market.

Systematic Withdrawal Plan
You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

Automatic Required Minimum Distributions
For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Portfolio Rebalancing
To help maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

Only contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable funds, not the Guaranteed Interest Fund, and may not be used in conjunction with dollar cost averaging.

All investments are subject to market risks and a loss of principal. The investment return and principal value will fluctuate, and when sold, may be more of less than their original cost, and could result in a taxable event.

Interest Sweeps
If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund (GIF) to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually annually.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the variable funds do not apply to interest sweeps. The GIF is not available in the back-load design in MA, NJ, OR and WA.

  -----------------------------------------------------------------------------


                                    Contents

Performance Summary for Mason Street Variable Annuity Contract

Northwestern Mutual Series Fund Inc. - Semi-Annual Report

Fidelity VIP Mid Cap Portfolio - Semi-Annual Report
  (This report follows the end of the Northwestern Mutual Series Fund Inc.)

Russell Investment Funds - Semi-Annual Report
  (This report follows the end of the Fidelity VIP Mid Cap Portfolio.)

NML Variable Annuity Account B Financial Statements

 Performance Summary  as of June 30, 2003

Mason Street Variable Annuity Contract

                                                                           Franklin
Total return (check                 T. Rowe                                Templeton
mark)                 Small Cap   Price Small  Aggressive  International International AllianceBernstein Index 400
at unit value        Growth Stock  Cap Value  Growth Stock    Growth        Equity       Mid Cap Value     Stock
(as of 06/30/03)       Division    Division     Division     Division      Division        Division      Division
------------------------------------------------------------------------------------------------------------------
1 year..............    (3.69%)      (0.21%)      (6.47%)      (4.86%)       (9.27%)           --          (1.04%)
5 years.............       --           --         0.60%          --        (12.43%)           --             --
 Annualized.........       --           --         0.12%          --         (2.62%)           --             --
10 years/\/\........       --           --       150.55%          --         85.61%            --             --
 Annualized.........       --           --         9.62%          --          6.38%            --             --
10 years**..........       --           --           --           --            --             --             --
 Annualized.........       --           --           --           --            --             --             --
Since division
 inception in
 Account B..........    70.75%~       8.74%+         --       (11.50%)+         --           7.64%/\/\/\   24.21%~
 Annualized.........    13.70%        4.48%          --        (6.19%)          --             --           5.34%
Since portfolio
 inception++........       --           --           --           --            --             --             --
 Annualized.........       --           --           --           --            --             --             --
Current Yield##.....

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; there are no sales loads associated with this product. The data reflects an initial contract size of $50,000 (minimum size). Performance data represents past results and is not a guarantee of future results. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original value. Performance for other separate accounts will differ.

++ Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
#    Inception date of 5/3/94.
~    Inception date of 4/30/99.
+    Inception date of 7/31/01.
/\/\/\Inception date of 5/1/03.
/\/\/\/\Inception date of this division in Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
+ Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
/\/\ 10 year return for this division in Account B.
** 10 year return for this Portfolio of the Northwestern Mutual Series Fund, Inc. This Portfolio became available to this division on May 3, 1994. Performance quoted prior to May 3, 1994, is based on actual investment experience of the Portfolio, adjusted for expenses of the product and premium charges.
## For the seven-day period ended June 30, 2003, the Money Market Portfolio's yield was 1.20% and was equivalent to a compound effective yield of 1.21%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(check mark)Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

                                    Capital     T. Rowe
   Janus                   Large    Guardian     Price
  Capital        Growth   Cap Core  Domestic     Equity      Index 500   Asset             High Yield  Select
Appreciation     Stock     Stock     Equity      Income        Stock   Allocation Balanced    Bond      Bond
  Division      Division  Division  Division    Division     Division   Division  Division  Division  Division
--------------------------------------------------------------------------------------------------------------
      --          (6.28%)   (3.73%)   (0.06%)      --          (0.08%)    2.41%      6.56%   18.00%     13.57%
      --          (9.33%)  (22.42%)      --        --          (9.05%)      --      14.42%    3.14%     46.19%
      --          (1.94%)   (4.95%)      --        --          (1.88%)      --       2.73%    0.62%      7.89%
      --             --        --        --        --         150.55%       --     126.31%      --      99.12%
      --             --        --        --        --           9.62%       --       8.51%      --       7.13%
      --             --        --        --        --         150.08%       --     126.63%      --     100.56%
      --             --        --        --        --           9.60%       --       8.53%      --       7.21%
    4.94%/\/\/\  120.93%#   78.03%#  (12.65%)+   7.84%/\/\/\      --     (4.89%)+      --    79.26%#       --
      --           9.04%     6.50%    (6.83%)      --             --     (2.59%)       --     6.58%        --
      --             --        --        --        --             --        --         --       --         --
      --             --        --        --        --             --        --         --       --         --

 Performance Summary, continued  as of June 30, 2003

Mason Street Variable Annuity Contract

                                                                       Russell    Russell                          Russell
Total return (check mark)                           Fidelity VIP     Multi-Style Aggressive Russell     Russell  Real Estate
at unit value                         Money Market    Mid Cap          Equity      Equity   Non-U.S.   Core Bond Securities
(as of 06/30/03)                        Division      Division        Division    Division  Division   Division   Division
----------------------------------------------------------------------------------------------------------------------------
1 year...............................     1.11%          --             (1.46%)    (0.81%)    (8.59%)    11.62%      4.92%
5 years..............................    19.80%          --                --         --         --         --         --
  Annualized.........................     3.68%          --                --         --         --         --         --
10 years/\/\.........................    50.03%          --                --         --         --         --         --
  Annualized.........................     4.14%          --                --         --         --         --         --
10 years**...........................    49.97%          --                --         --         --         --         --
  Annualized.........................     4.14%          --                --         --         --         --         --
Since division inception in Account B       --        10.62%/\/\/\/\   (31.00%)+    1.09%+   (23.45%)+   32.36%+    47.41%~
  Annualized.........................       --           --             (8.52%)     0.26%     (6.21%)     6.96%      9.76%
Since portfolio inception++..........       --        82.72%/\/\/\/\    18.34%+    25.63%+   (12.12%)+   48.89%+       --
  Annualized.........................       --        14.32%             2.63%      3.58%     (1.97%)     6.32%        --
Current Yield##......................     1.20%

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; there are no sales loads associated with this product. The data reflects an initial contract size of $50,000 (minimum size). Performance data represents past results and is not a guarantee of future results. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original value. Performance for other separate accounts will differ.

++ Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.
#    Inception date of 5/3/94.
~    Inception date of 4/30/99.
+    Inception date of 7/31/01.
/\/\/\Inception date of 5/1/03.
/\/\/\/\Inception date of this division in Account B was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
+ Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
/\/\ 10 year return for this division in Account B.
** 10 year return for this Portfolio of the Northwestern Mutual Series Fund, Inc. This Portfolio became available to this division on May 3, 1994. Performance quoted prior to May 3, 1994, is based on actual investment experience of the Portfolio, adjusted for expenses of the product and premium charges.
## For the seven-day period ended June 30, 2003, the Money Market Portfolio's yield was 1.20% and was equivalent to a compound effective yield of 1.21%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(check mark)Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced.

 Guaranteed Interest Fund (GIF)


--------------------------------------------------------------------------------

Description:                                                                                           Net Assets:
Amounts you invest in the Guaranteed Interest         Each purchase payment or amount transferred to   $382 Million
Fund earn interest at rates we declare from time to   the GIF becomes part of Northwestern Mutual's
time. We will guarantee the interest rate for each    general assets, which are all of the Company's
amount for at least one year. The interest rate will  assets except those held in separate accounts.
be at an annual effective rate of at least 3%. At the
expiration of the period for which we guarantee       The GIF is not available in the back-load design
the interest rate, we will declare a new interest     in MA, NJ, OR and WA.
rate. We credit interest and compound it daily.

                           RR Series Historic Rates
                          ---------------------------
                          Beginning New Money Renewal
                          of Month    Rate     Rate
                          ---------------------------
                            6/1/03    3.00%    3.00%
                            5/1/03    3.00%    3.00%
                            4/1/03    3.00%    3.10%
                            3/1/03    3.00%    3.00%
                            2/1/03    3.00%    3.25%
                            1/1/03    3.00%    3.05%
                           12/1/02    3.00%    3.50%
                           11/1/02    3.00%    3.35%
                           10/1/02    3.00%    3.25%
                            9/1/02    3.20%    3.70%
                            8/1/02    3.70%    4.20%
                            7/1/02    4.10%    4.60%
                          ---------------------------

The maximum transfer amount from the GIF to a variable fund cannot be less than $1,000 or greater than $50,000. The $50,000 limit does not apply in New York. Investments in the GIF are subject to a maximum limit. Refer to your prospectus.

                                    [GRAPHIC]




                Semi-Annual Report June 30, 2003
[LOGO] Northwestern Mutual(R)

          ---------------------------------------------------------

                Northwestern Mutual Series Fund, Inc.

                A Series Fund Offering Eighteen Portfolios

                . Small Cap Growth Stock Portfolio
                . T. Rowe Price Small Cap Value Portfolio
                . Aggressive Growth Stock Portfolio
                . International Growth Portfolio
                . Franklin Templeton International Equity Portfolio . AllianceBernstein Mid Cap Value Portfolio
                . Index 400 Stock Portfolio
                . Janus Capital Appreciation Portfolio
                . Growth Stock Portfolio
                . Large Cap Core Stock Portfolio
                . Capital Guardian Domestic Equity Portfolio
                . T. Rowe Price Equity Income Portfolio
                . Index 500 Stock Portfolio
                . Asset Allocation Portfolio
                . Balanced Portfolio
                . High Yield Bond Portfolio
                . Select Bond Portfolio
                . Money Market Portfolio

                     Northwestern Mutual Series Fund, Inc.

                               Table of Contents

          Series Fund Objectives and Schedules of Investments

              Small Cap Growth Stock Portfolio...................   1

              T. Rowe Price Small Cap Value Portfolio............   4

              Aggressive Growth Stock Portfolio..................   8

              International Growth Portfolio.....................  11

              Franklin Templeton International Equity Portfolio..  15

              AllianceBernstein Mid Cap Value Portfolio..........  19

              Index 400 Stock Portfolio..........................  22

              Janus Capital Appreciation Portfolio...............  28

              Growth Stock Portfolio.............................  30

              Large Cap Core Stock Portfolio.....................  33

              Capital Guardian Domestic Equity Portfolio.........  36

              T. Rowe Price Equity Income Portfolio..............  39

              Index 500 Stock Portfolio..........................  42

              Asset Allocation Portfolio.........................  49

              Balanced Portfolio.................................  60

              High Yield Bond Portfolio..........................  72

              Select Bond Portfolio..............................  78

              Money Market Portfolio.............................  84

          Statements of Assets and Liabilities...................  88

          Statements of Operations...............................  90

          Statement of Changes in Net Assets.....................  92

          Financial Highlights................................... 101

          Notes to Series Fund Financial Statements.............. 110

          Matters Submitted to Shareholders...................... 115

          Director and Officer Information....................... 122

 Small Cap Growth Stock Portfolio


--------------------------------------------------------------------------------

Objective:                        Portfolio Strategy:                                             Net Assets:
Maximum long-term appreciation of Strive for the highest possible rate of capital appreciation by $289 million
capital                           investing in companies with potential for rapid growth.

                                    [CHART]

        Sector Allocation 6/30/03

Consumer                                   24%
Health Care                                19%
Information Technology                     17%
Industrials                                19%
Energy                                      6%
Financials                                  3%
Materials                                   3%
Short-Term Investments                      9%

                                    [GRAPHIC]

          Top 10 Equity Holdings 6/30/03

                                        % of Total
Company                                 Net Assets
O'Reilly Automotive, Inc.                  4.2%
Patterson Dental Co.                       2.5%
The Corporate Executive Board Co.          2.5%
UTStarcom, Inc.                            2.4%
Pacer International, Inc.                  2.4%
Coach, Inc.                                2.4%
Education Management Corp.                 2.2%
Ventana Medical Systems, Inc.              2.2%
Varian, Inc.                               2.0%
Resources Connection, Inc.                 2.0%

Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.

The Small Cap Growth Stock Portfolio's investment in Initial Public Offerings (IPO's) had a significant impact on its since inception performance. There can be no assurance that IPO's will continue to have a positive affect on the Portfolio's performance.

Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.
                                    [CHART]

                              Relative Performance

               Small Cap
             Growth Stock       S&P 600      Russell 2000
               Portfolio         Index          Index
4/99          $10,000.00      $10,000.00     $10,000.00
6/99           12,090.00       10,826.00      10,650.00
6/00           22,620.09       12,383.86      12,124.70
6/01           20,032.94       13,760.95      12.614.59
6/02           17,927.42       13,798.10      11,712.54
6/03           17,327.34       13,304.13      11,520.45

                          Average Annual Total Return
                        For Periods Ended June 30, 2003
                                                    Since
                                     1 Year       Inception*
Small Cap Growth Stock Portfolio     -3.35%        14.10%
S&P 600 Index                        -3.58%         7.09%
Russell 2000 Index                   -1.63%         2.33%

*inception date of 4/30/99

Since the Portfolio invests primarily in small capitalization issues, the indices that best reflect the Portfolio's performance are the Standard & Poor's (S&P) SmallCap 600 Index and Russell 2000 Index. The indices cannot be invested in directly and do not include sales charges.

The Standard & Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of June 30, 2003, the 600 companies in the composite had median market capitalization of $488.0 million and total market value of $355.5 billion. The SmallCap 600 represents approximately 2.6% of the market value of Compustat's database of over 11,431 equities.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable U.S. equity market. As of June 30, 2003, the average market capitalization of companies in the Russell 3000 was approximately $4.0 billion; the median market capitalization was approximately $700 million. Market capitalization of companies in the Index ranged from $309 billion to $128 million.

The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of June 30, 2003, the average market capitalization of companies in the Russell 2000 was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $1.3 billion to $128 million.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Small Cap Growth Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                   Shares/   Value
            Common Stock (91.4%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Consumer Discretionary (21.0%)
            Aaron Rents, Inc.                      158,400   4,093
            *AnnTaylor Stores Corp.                125,900   3,645
            *Coach, Inc.                           137,900   6,858
            *Cumulus Media, Inc. -- Class A         80,300   1,520
            Fred's, Inc.                           139,050   5,170
            *Gart Sports Co.                        86,600   2,456
            *Getty Images, Inc.                    110,700   4,572
            *The Gymboree Corp.                    275,600   4,625
            *O'Reilly Automotive, Inc.             367,400  12,266
            *Orient-Express Hotel, Ltd. -- Class A 307,900   4,542
            Polaris Industries, Inc.                52,500   3,224
            *Station Casinos, Inc.                  93,700   2,366
            Thor Industries, Inc.                   33,700   1,376
            *Tommy Hilfiger Corp.                  116,100   1,073
            *Westwood One, Inc.                     87,800   2,979
                                                            ------
                Total                                       60,765
                                                            ------

            Consumer Staples (2.7%)
            *Hain Celestial Group, Inc.             38,700     619
            *NBTY, Inc.                             97,500   2,053
            *Peet's Coffee & Tea, Inc.             294,800   5,147
                                                            ------
                Total                                        7,819
                                                            ------

            Energy (5.9%)
            *Energy Partners, Ltd.                 271,900   3,140
            *Forest Oil Corp.                      105,700   2,655
            *Grant Prideco, Inc.                   252,400   2,966
            *National-Oilwell, Inc.                179,400   3,947
            *Patterson-UTI Energy, Inc.            134,900   4,371
                                                            ------
                Total                                       17,079
                                                            ------

            Financials (3.4%)
            Investors Financial Services Corp.     167,300   4,854
            Radian Group, Inc.                      76,300   2,796
            Waddell & Reed Financial, Inc. --
             Class A                                80,500   2,066
                                                            ------
                Total                                        9,716
                                                            ------

            Health Care (19.0%)
            *The Advisory Board Co.                 51,900   2,103
            *AmSurg Corp.                          118,300   3,608
            *Bio-Rad Laboratories, Inc. -- Class A  56,300   3,116
            *Cobalt Corp.                          213,800   4,394
            D & K Healthcare Resources, Inc.        62,100   1,002
            *DaVita, Inc.                          202,200   5,415
            *Lincare Holdings, Inc.                104,100   3,280
            *Patterson Dental Co.                  156,900   7,121
            *Pediatrix Medical Group, Inc.          44,600   1,590
            *Province Healthcare Co.               489,925   5,423
            *Renal Care Group, Inc.                135,700   4,778
            *ResMed, Inc.                          119,600   4,688
            *Respironics, Inc.                      58,700   2,202
            *Ventana Medical Systems, Inc.         232,400   6,317
                                                            ------
                Total                                       55,037
                                                            ------

                                                   Shares/   Value
            Common Stock (91.4%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Industrials (19.0%)
            C.H. Robinson Worldwide, Inc.          110,700    3,936
            *Charles River Associates, Inc.          1,000       28
            *The Corporate Executive Board Co.     175,000    7,093
            *Corrections Corporation of America     71,400    1,809
            *Education Management Corp.            120,900    6,429
            *Hewitt Associates, Inc. -- Class A     63,000    1,484
            *Knight Transportation, Inc.           203,252    5,061
            *Kroll, Inc.                            97,600    2,641
            *MSC Industrial Direct Co., Inc. --
             Class A                               129,600    2,320
            *P.A.M. Transportation Services, Inc.  114,200    2,869
            *Pacer International, Inc.             370,300    6,980
            *Portfolio Recovery Associates, Inc.    46,955    1,447
            *Resources Connection, Inc.            239,600    5,717
            SkyWest, Inc.                          116,200    2,215
            Strayer Education Inc.                  41,900    3,333
            *Tetra Tech, Inc.                       89,275    1,529
                                                            -------
                Total                                        54,891
                                                            -------

            Information Technology (17.4%)
            *Amphenol Corp. -- Class A              86,900    4,069
            Autodesk, Inc.                         139,600    2,256
            *BARRA, Inc.                            49,750    1,776
            *Brooks Automation, Inc.               242,908    2,755
            *CACI International, Inc. -- Class A    34,800    1,194
            *Cognizant Technology Solutions Corp.  117,100    2,853
            *EPIQ Systems, Inc.                    147,050    2,525
            *eSPEED, Inc. -- Class A                90,900    1,796
            *Fargo Electronics, Inc.               352,400    3,429
            *Hyperion Solutions Corp.               52,600    1,776
            *Inforte Corp.                         227,400    1,792
            *MKS Instruments, Inc.                  90,400    1,634
            *O2Micro International, Ltd.           139,300    2,247
            *Tollgrade Communications, Inc.        208,800    3,894
            *UTStarcom, Inc.                       197,300    7,017
            *Varian, Inc.                          165,800    5,747
            *Verint Systems, Inc.                   81,800    2,074
            *Westell Technologies, Inc. -- Class A 159,800    1,382
                                                            -------
                Total                                        50,216
                                                            -------

            Materials (3.0%)
            Airgas, Inc.                           152,900    2,561
            Minerals Technologies, Inc.             94,700    4,608
            *Silgan Holdings, Inc.                  45,100    1,411
                                                            -------
                Total                                         8,580
                                                            -------

                Total Common Stock
                 (Cost: $242,523)                           264,103
                                                            -------

 Small Cap Growth Stock Portfolio


                                                    Shares/     Value
            Money Market Investments (8.6%)          $ Par    $ (000's)
            -----------------------------------------------------------

            Federal Government and Agencies (1.6%)
            Federal Home Loan Mortgage Corp.,
             1.13%, 8/29/03                        4,500,000    4,493
                                                                -----
                Total                                           4,493
                                                                -----

            Finance Services (1.0%)
            Thunder Bay Funding, Inc.,
             1.26%, 7/1/03                         2,800,000    2,800
                                                                -----
                Total                                           2,800
                                                                -----

            Miscellaneous Business Credit Institutions (1.7%)
            Delaware Funding Corp.,
             1.25%, 7/7/03                         5,000,000    4,999
                                                                -----
                Total                                           4,999
                                                                -----

            Personal Credit Institutions (1.7%)
            Toyota Motor Credit Co.,
             1.18%, 7/18/03                        5,000,000    4,997
                                                                -----

                Total                                           4,997
                                                                -----

                                                  Shares/    Value
           Money Market Investments (8.6%)         $ Par   $ (000's)
           ---------------------------------------------------------

           Pharmaceutical Preparations (1.7%)
           Pfizer Inc, 1.14%, 7/16/03            5,000,000    4,998
                                                            -------
               Total                                          4,998
                                                            -------

           Security Brokers and Dealers (0.9%)
           Merrill Lynch, 1.30%, 7/1/03          2,700,000    2,700
                                                            -------
               Total                                          2,700
                                                            -------

               Total Money Market
                Investments (Cost: $24,985)                  24,987
                                                            -------

               Total Investments (100.0%)
                (Cost $267,508)/\                           289,090
                                                            -------

               Other Assets, Less Liabilities
                (0.0%)                                          (68)
                                                            -------

               Total Net Assets (100.0%)                    289,022
                                                            -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $267,508 and the net unrealized appreciation of investments based on that cost was $21,582 which is comprised of $35,397 aggregate gross unrealized appreciation and $13,815 aggregate gross unrealized depreciation.

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 T. Rowe Price Small Cap Value Portfolio


--------------------------------------------------------------------------------

Objective:                  Portfolio Strategy:                               Net Assets:
Long-term growth of capital Invest in small companies whose common stocks are $84 million believed to be undervalued.

                                    [CHART]

         Sector Allocation 6/30/03

Financials                                   23%
Consumer                                     21%
Industrials                                  16%
Materials                                     9%
Energy                                        7%
Information Technology                       10%
Other Equities                                1%
Health Care                                   7%
Utilities                                     4%
Short-Term Investments                        2%


                                    [GRAPHIC]

              Top 10 Equity Holdings 6/30/03

Company                                     % of Total Net Assets
Ruby Tuesday, Inc.                                   2.4%
Landstar Systems, Inc.                               2.1%
Texas Regional Bancshares, Inc. - Class A            2.0%
RARE Hospitality International, Inc.                 1.8%
Brown & Brown, Inc.                                  1.6%
Fred's, Inc.                                         1.6%
ProAssurance Corp.                                   1.5%
Matthews International Corp. - Class A               1.5%
Community First Bankshares, Inc.                     1.4%
Owens & Minor, Inc.                                  1.4%


Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.

Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.
                                    [CHART]

                              Relative Performance

                              T. Rowe Price         S&P               Russell
                                Small Cap           600                2000
                             Value Portfolio       Index              Index
7/01                           $10,000.00       $10,000.00          $10,000.00
6/02                            10,932.92        10,198.00            9,544.00
6/03                            10,948.77         9,833.00            9,387.00

Average Annual Total Return
For Periods Ended June 3, 2003
                                                            Since
                                              1 Year      Inception*
T. Rowe Price Small Cap Value Portfolio        0.14%         4.85%
S&P 600 Index                                 -3.58%        -0.88%
Russell 2000 Index                            -1.63%        -2.58%

*inception date of 7/31/01


The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable U.S. equity market. As of June 30, 2003, the average market capitalization of companies in the Russell 3000 was $4.0 billion; the median market capitalization was $700 million. Market capitalization of companies in the Index ranged from $309 billion to $128 million. The index cannot be invested in directly and does not include sales charges.

The Standard & Poor's SmallCap 600 Index is an unmanaged index of 600 select common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of June 30, 2003, the 600 companies in the composite had median market capitalization of $488.0 million and total market value of $355.5 billion. The SmallCap 600 represents approximately 2.6% of the market value of Compustat's database of over 11,431 equities. The benchmark for this Portfolio was changed from the Russell 2000 to the S&P 600 Index in May 2003 to better align the Portfolio's benchmark with the small-cap value stocks in which it invests.

The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of June 30, 2003, the average market capitalization of companies in the Russell 2000 was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $1.3 billion to $128 million.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown beginning on page iv of the Performance Summary of the Separate Account report.

 T. Rowe Price Small Cap Value Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                     Shares/   Value
          Common Stock (97.8%)                        $ Par  $ (000's)
          ------------------------------------------------------------

          Consumer Discretionary (18.6%)
          Aaron Rents, Inc.                          41,200    1,065
          Aaron Rents, Inc. -- Class A                2,100       51
          Brunswick Corp.                             3,600       90
          *Cox Radio Inc. -- Class A                  1,200       28
          CSS Industries, Inc.                       18,000      694
          *Culp, Inc.                                26,000      179
          Dow Jones & Company, Inc.                   1,700       73
          Fred's, Inc.                               35,100    1,305
          The Gap, Inc.                               2,300       43
          Hancock Fabrics, Inc.                      35,200      568
          Hasbro, Inc.                                5,500       96
          Haverty Furniture Companies, Inc.          62,500    1,094
          *Journal Register Co.                      30,100      545
          *Kmart Holding Corp.                        2,800       76
          Meredith Corp.                              1,500       66
          *The Neiman Marcus Group, Inc. --
           Class A                                    1,100       40
          The New York Times Co. -- Class A             500       23
          Nordstrom, Inc.                             4,400       86
          Pearson PLC-Sponsored ADR                   4,200       40
          *RARE Hospitality International, Inc.      46,800    1,529
          The Reader's Digest Association, Inc.         483        7
          REUTERS Group, PLC-Sponsored ADR            4,300       75
          Ruby Tuesday, Inc.                         82,500    2,039
          *Saga Communications, Inc. -- Class A      53,700    1,044
          *Scholastic Corp.                           1,100       33
          *SCP Pool Corp.                            34,900    1,201
          *Sinclair Broadcast Group, Inc. -- Class A 14,700      171
          Skyline Corp.                              23,200      696
          Stanley Furniture Co., Inc.                18,800      515
          The Stanley Works                           2,700       75
          *Stein Mart, Inc.                          94,020      563
          *TBC Corp.                                 48,900      932
          *Unifi, Inc.                               83,800      520
          The Washington Post Co. -- Class B            105       77
                                                              ------
              Total                                           15,639
                                                              ------

          Consumer Staples (2.3%)
          *American Italian Pasta Co. -- Class A     15,100      629
          Archer-Daniels-Midland Co.                  7,500       97
          Campbell Soup Co.                           2,900       71
          Casey's General Stores, Inc.               55,000      778
          H.J. Heinz Co.                              2,100       69
          *Wild Oats Markets, Inc.                   30,400      331
                                                              ------
              Total                                            1,975
                                                              ------

          Energy (6.9%)
          Amerada Hess Corp.                          2,100      103
          *Atwood Oceanics, Inc.                     15,200      413
          Baker Hughes, Inc.                          2,100       70
          BG Group PLC-Sponsored ADR                  1,500       34
          CARBO Ceramics, Inc.                       15,600      580
          Diamond Offshore Drilling, Inc.             6,800      143
          *Forest Oil Corp.                          23,050      579

                                                     Shares/   Value
         Common Stock (97.8%)                         $ Par  $ (000's)
         -------------------------------------------------------------

         Energy continued
         *Lone Star Technologies, Inc.               18,200      385
         *Magnum Hunter Resources, Inc.              74,800      598
         Marathon Oil Corp.                           4,300      113
         Overseas Shipholding Group, Inc.             1,200       26
         Penn Virginia Corp.                         19,650      846
         *TETRA Technologies, Inc.                   27,900      828
         *W-H Energy Services, Inc.                  26,900      524
         XTO Energy, Inc.                            28,100      565
                                                               -----
             Total                                             5,807
                                                               -----

         Financials (23.3%)
         21st Century Insurance Group                   500        7
         Allied Capital Corp.                        48,000    1,109
         American Capital Strategies, Ltd.           15,800      394
         Bedford Property Investors, Inc.            23,400      665
         Brown & Brown, Inc.                         42,700    1,387
         Cincinnati Financial Corp.                   1,500       56
         Citizens Banking Corp.                       1,400       38
         Commerce Bancshares Inc.                     2,000       78
         Community First Bankshares, Inc.            44,600    1,218
         Cullen/Frost Bankers Inc.                    1,100       35
         East West Bancorp, Inc.                     27,100      979
         First Financial Fund, Inc.                  50,500      780
         *First Republic Bank                        34,500      918
         Glenborough Realty Trust Inc.               41,200      789
         The Hartford Financial Services Group, Inc.  1,400       71
         Huntington Bancshares, Inc.                  3,300       64
         Innkeepers USA Trust                        55,000      374
         Janus Capital Group, Inc.                    5,600       92
         Kilroy Realty Corp.                         34,900      960
         Lasalle Hotel Properties                    31,000      458
         Loews Corp.                                  1,600       76
         *Markel Corp.                                3,900      998
         Mercantile Bankshares Corp.                  1,100       43
         Mercury General Corp.                          400       18
         National Commerce Financial Corp.            1,800       40
         Northern Trust Corp.                         2,200       92
         *Ohio Casualty Corp.                        22,900      302
         The PMI Group, Inc.                            800       21
         *ProAssurance Corp.                         46,600    1,257
         Protective Life Corp.                        2,400       64
         SAFECO Corp.                                 2,400       85
         Scottish Annuity & Life Holdings, Ltd.      19,800      400
         *Silicon Valley Bancshares                  43,000    1,024
         The St. Paul Companies, Inc.                 2,400       88
         Sun Communities, Inc.                       27,300    1,073
         Synovus Financial Corp.                      3,400       73
         Texas Regional Bancshares, Inc. --
          Class A                                    49,600    1,720
         Travelers Property Casualty Corp. --
          Class A                                     2,000       32
         *Triad Guaranty, Inc.                       26,800    1,017
         UnumProvident Corp.                          2,100       28
         Wachovia Corp.                                 300       12

 T. Rowe Price Small Cap Value Portfolio


                                                    Shares/   Value
          Common Stock (97.8%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Financials continued
          Washington Real Estate Trust              23,600      642
          Wilmington Trust Corp.                       600       18
                                                             ------
              Total                                          19,595
                                                             ------

          Health Care (6.6%)
          Aetna, Inc.                                  600       36
          Analogic Corp.                             8,800      429
          *Andrx Corp.                               1,900       38
          *Apogent Technologies, Inc.                1,800       36
          Arrow International, Inc.                  7,765      343
          *Bone Care International, Inc.            33,800      470
          *DaVita, Inc.                              2,000       54
          *Diversa Corp.                            62,200      611
          *Exelixis Inc.                            54,100      373
          Guidant Corp.                              1,200       53
          *Lexicon Genetics Inc.                    79,100      522
          Matthews International Corp. -- Class A   50,500    1,249
          *Millennium Pharmaceuticals, Inc.          1,200       19
          Omnicare, Inc.                             1,509       51
          Owens & Minor, Inc.                       54,400    1,216
          *Protein Design Labs, Inc.                 3,500       49
          *Vertex Pharmaceuticals, Inc.              2,100       31
                                                             ------
              Total                                           5,580
                                                             ------

          Industrials (16.2%)
          C&D Technologies, Inc.                    31,200      448
          *Casella Waste Systems, Inc. -- Class A   66,800      603
          CNF, Inc.                                  3,000       76
          *Dollar Thrifty Automotive Group, Inc.    17,500      325
          Dover Corp.                                2,100       63
          EDO Corp.                                 23,400      414
          *Electro Rent Corp.                       56,000      604
          Franklin Electric Co., Inc.               20,300    1,131
          G & K Services, Inc. -- Class A           23,300      690
          Harsco Corp.                                 500       18
          Herman Miller, Inc.                        4,300       87
          *Hewitt Associates, Inc. -- Class A          400        9
          *Hub Group, Inc. -- Class A               10,000       88
          Hubbell, Inc. -- Class A                     200        6
          Hubbell, Inc. -- Class B                     800       26
          IDEX Corp.                                22,000      797
          *Insituform Technologies, Inc. -- Class A 50,500      893
          *Joy Global Inc.                           3,500       52
          *Kirby Corp.                               7,400      209
          Landauer, Inc.                            14,000      586
          *Landstar System, Inc.                    27,800    1,748
          *Layne Christensen Co.                    15,500      125
          Manpower, Inc.                             1,800       67
          McGrath Rentcorp                          22,900      612
          *Midwest Express Holdings, Inc.           19,600       51
          Nordson Corp.                             28,600      682
          Raytheon Co.                               2,500       82
          *Right Management Consultants, Inc.       31,100      393
          Rockwell Collins, Inc.                     3,000       74
          Ryder System, Inc.                         2,400       61
          The ServiceMaster Co.                      6,400       68
          Thomas Industries, Inc.                   31,800      860
          UTI Worldwide, Inc.                       31,040      968

                                                    Shares/   Value
           Common Stock (97.8%)                      $ Par  $ (000's)
           ----------------------------------------------------------

           Industrials continued
           Viad Corp.                                 3,100      69
           *Waste Connections, Inc.                   7,500     263
           Woodward Governor Co.                     10,700     460
                                                             ------
               Total                                         13,708
                                                             ------

           Information Technology (9.5%)
           *Agilent Technologies, Inc.                5,100     100
           *ATMI, Inc.                               24,900     622
           AVX Corp.                                  6,900      76
           *Bearingpoint, Inc.                        5,100      49
           *BMC Software, Inc.                        5,900      96
           *Cable Design Technologies Corp.          63,000     450
           *Cadence Design Systems, Inc.              4,800      58
           *CDW Corp.                                   700      32
           *Ceridian Corp.                            3,900      66
           *DST Systems, Inc.                           400      15
           *Exar Corp.                               42,700     676
           Harris Corp.                               1,600      48
           *Littelfuse, Inc.                         30,500     682
           Methode Electronics, Inc. -- Class A      23,300     250
           MOLEX 'A'                                  6,200     144
           *MPS Group, Inc.                         100,700     693
           *Mykrolis Corp.                           57,000     579
           *Netegrity, Inc.                          43,700     255
           *Novellus Systems, Inc.                      900      33
           *Packeteer, Inc.                          60,700     944
           *PeopleSoft, Inc.                          2,700      47
           *Progress Software Corp.                  43,200     896
           *SPSS, Inc.                               38,025     637
           *Systems & Computer Tech. Corp.           10,900      98
           *Technitrol Inc.                             500       8
           *Tellabs, Inc.                             8,600      57
           *Websense, Inc.                           28,300     443
                                                             ------
               Total                                          8,054
                                                             ------

           Materials (9.3%)
           Agrium, Inc.                               2,900      32
           Airgas, Inc.                              52,900     887
           Ameron International Corp.                15,600     542
           AptarGroup, Inc.                          27,350     986
           Arch Chemicals, Inc.                      31,100     594
           Bowater, Inc.                                700      26
           Carpenter Technology Corp.                19,700     307
           Deltic Timber Corp.                       23,400     666
           Florida Rock Industries, Inc.             15,450     638
           Gibraltar Steel Corp.                     31,251     640
           Great Lakes Chemical Corp.                 3,400      69
           IMC Global, Inc.                           7,700      52
           MacDermid, Inc.                           17,200     452
           MeadWestvaco Corp.                         1,800      44
           Myers Industries, Inc.                    38,825     369
           Newmont Mining Corp.                       4,500     146
           Nucor Corp.                                1,500      73
           *Phelps Dodge Corp.                        2,200      84
           Potash Corporation of Saskatchewan, Inc.   1,150      74
           Potlatch Corp.                             3,900     100
           *Symyx Technologies, Inc.                 23,400     386
           Wausau-Mosinee Paper Corp.                62,800     703
                                                             ------
               Total                                          7,870
                                                             ------

 T. Rowe Price Small Cap Value Portfolio


                                                 Shares/   Value
             Common Stock (97.8%)                 $ Par  $ (000's)
             -----------------------------------------------------

             Telecommunication Services (0.3%)
             AT&T Corp.                           2,600       50
             Cable & Wireless PLC-Sponsored ADR  16,300       89
             *Crown Castle International Corp.    2,400       19
             Telephone and Data Systems, Inc.     2,100      104
                                                          ------
                 Total                                       262
                                                          ------

             Trusts (0.8%)
             Russell 2000 Value Index             5,000      645
                                                          ------
                 Total                                       645
                                                          ------

             Utilities (4.0%)
             Black Hills Corp.                   22,800      701
             Cleco Corp.                         30,600      530
             *CMS Energy Corp.                    1,500       12
             Duke Energy Corp.                      900       18
             *El Paso Electric Co.               40,700      502
             FirstEnergy Corp.                    3,400      131
             NiSource, Inc.                       3,800       72
             Otter Tail Corp.                    18,100      488
             *PG&E Corp.                            900       19
             Pinnacle West Capital Corp.          2,100       79
             Puget Energy, Inc.                     600       14
             TECO Energy, Inc.                    3,100       37
             TXU Corp.                            4,500      101
             Unisource Energy Corp.               3,400       64
             Vectren Corp.                       23,200      581
             Xcel Energy, Inc.                    3,200       48
                                                          ------
                 Total                                     3,397
                                                          ------

                 Total Common Stock
                  (Cost: $77,346)                         82,532
                                                          ------

             Investment-Grade Bonds (0.0%)
             -----------------------------------------------------

             Utilities (0.0%)
             Xcel Energy Inc. 7.50%, 7/21/07      2,000        3
                                                          ------
                 Total                                         3
                                                          ------

             Radiotelephone Communications (0.0%)
             US Cellular Corp., 0.00%, 6/15/15   45,000       21
                                                          ------
                 Total                                        21
                                                          ------

                 Total Investment-Grade Bonds
                  (Cost: $25)                                 24
                                                          ------

                                                  Shares/    Value
           Money Market Investments (2.3%)         $ Par   $ (000's)
           ---------------------------------------------------------

           Other Holdings (2.3%)
           Reserve Investment Fund               1,936,853   1,937
                                                            ------

               Total Money Market
                Investments (Cost: $1,937)                   1,937
                                                            ------

               Total Investments (100.1%)
                (Cost $79,308)/\                            84,493
                                                            ------

               Other Assets, Less Liabilities
                (-0.1%)                                        (64)
                                                            ------

               Total Net Assets (100.0%)                    84,429
                                                            ------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $79,308 and the net unrealized appreciation of investments based on that cost was $5,185 which is comprised of $8,559 aggregate gross unrealized appreciation and $3,374 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 Aggressive Growth Stock Portfolio

--------------------------------------------------------------------------------

Objective:                        Portfolio Strategy:                                             Net Assets:
Maximum long-term appreciation of Strive for the highest possible rate of capital appreciation by $1.1 billion
capital                           investing in companies with potential for rapid growth.

                                    [CHART]

Sector Allocation 6/30/03

Materials                                          2%
Energy                                             7%
Financials                                         9%
Health Care                                       11%
Short-Term Investments & Other Net Assets         15%
Consumer Discretionary                            12%
Industrials                                       18%
Information Technology                            26%


                                    [GRAPHIC]

            Top 10 Equity Holdings 6/30/03

Company                                % of Net Assets
Zebra Technologies Corp. - Class A             2.5%
Old Republic International Corp.               2.2%
The Corporate Executive Board Co.              2.2%
Apollo Group, Inc. - Class A                   2.1%
Fiserv, Inc.                                   2.0%
PETCO Animal Supplies, Inc.                    1.7%
Waters Corp.                                   1.7%
SouthTrust Corp.                               1.7%
Biovail Corp.                                  1.7%
Swift Transportation Co., Inc.                 1.7%

Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.

Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.
                                     [CHART]

                              Relative Performance

            Aggressive Growth             S&P MidCap
             Stock Portfolio              400 Index
            -----------------            -----------
6/93           $10,000.00                $10,000.00
6/94            11,296.44                  9,994.00
6/95            14,269.73                 12,226.66
6/96            20,430.06                 14,866.40
6/97            21,330.45                 18,333.24
6/98            25,355.32                 23,310.71
6/99            27,249.83                 27,313.16
6/00            41,107.96                 31,953.67
6/01            33,808.37                 34,788.92
6/02            27,652.49                 33,146.88
6/03            25,955.69                 32,911.54

                         Average Annual Total Return
                       For Periods Ended June 30, 2003

                                               1 Year     5 Years    10 Years
Aggressive Growth Stock Portfolio              -6.14%      0.47%       10.01%
S&P MidCap 400 Index                           -0.73%      7.14%       12.64%




Since the Portfolio invests primarily in medium-capitalization (Mid Cap) issues, the index that best reflects the Portfolio's performance is the S&P MidCap 400 Index. This is a capitalization-weighted index that measures the performance of the midrange sector of the U.S. stock market. The index cannot be invested in directly and does not include sales charges.

As of June 30, 2003, the 400 companies in the composite had median market capitalization of $1.7 billion and a total market value of $787.6 billion. The MidCap 400 represents approximately 5.7% of the market value of Compustat's database of about 11,431 equities.

This chart assumes an initial investment of $10,000 made on 6/30/93. Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Aggressive Growth Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                   Shares/   Value
           Common Stock (85.3%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Consumer Discretionary (11.7%)
           *Entercom Communications Corp. --
            Class A                                198,900    9,748
           Fairmont Hotels & Resorts, Inc.         504,000   11,794
           Family Dollar Stores, Inc.              129,400    4,937
           *Gentex Corp.                           148,100    4,533
           *Getty Images, Inc.                     231,500    9,561
           *Hispanic Broadcasting Corp. -- Class A 224,150    5,705
           *Jones Apparel Group, Inc.              172,900    5,059
           *Kohl's Corp.                           163,300    8,390
           *Lamar Advertising Co. -- Class A       434,625   15,303
           *MGM MIRAGE                             134,100    4,584
           Michaels Stores, Inc.                   226,000    8,602
           *O'Reilly Automotive, Inc.              484,600   16,181
           *PETCO Animal Supplies, Inc.            844,900   18,367
                                                            -------
               Total                                        122,764
                                                            -------

           Energy (7.2%)
           *BJ Services Co.                        424,200   15,848
           *Cooper Cameron Corp.                   289,700   14,595
           GlobalSantaFe Corp.                     475,601   11,101
           *Grant Prideco, Inc.                    383,150    4,502
           *Nabors Industries, Ltd.                388,300   15,357
           *Weatherford International, Ltd.        343,625   14,398
                                                            -------
               Total                                         75,801
                                                            -------

           Financials (8.8%)
           Doral Financial Corp.                   159,200    7,108
           Investors Financial Services Corp.      565,800   16,414
           Legg Mason, Inc.                        141,800    9,210
           Old Republic International Corp.        670,000   22,961
           Radian Group, Inc.                      322,800   11,831
           RenaissanceRe Holdings, Ltd.            152,600    6,946
           SouthTrust Corp.                        665,900   18,112
                                                            -------
               Total                                         92,582
                                                            -------

           Health Care (11.2%)
           *AdvancePCS                             328,200   12,547
           Biomet, Inc.                            441,800   12,662
           *Biovail Corp.                          374,500   17,623
           Health Management Associates, Inc. --
            Class A                                613,500   11,319
           *IDEC Pharmaceuticals Corp.             243,400    8,276
           *Lincare Holdings, Inc.                 446,300   14,063
           *Medlmmune, Inc.                        130,700    4,754
           *Patterson Dental Co.                   250,298   11,359
           *Province Healthcare Co.                857,650    9,494
           *Sepracor, Inc.                         147,500    2,659
           *St. Jude Medical, Inc.                 147,000    8,453
           *Universal Health Services, Inc. --
            Class B                                116,400    4,612
                                                            -------
               Total                                        117,821
                                                            -------

                                                 Shares/   Value
             Common Stock (85.3%)                 $ Par  $ (000's)
             -----------------------------------------------------

             Industrials (18.0%)
             *Apollo Group, Inc. -- Class A      354,850   21,916
             *ARAMARK Corp. -- Class B           562,800   12,618
             *Career Education Corp.             172,700   11,795
             Cintas Corp.                        233,750    8,284
             *The Corporate Executive Board Co.  565,300   22,911
             Deere & Co.                         160,300    7,326
             Expeditors International of
              Washington, Inc.                   374,300   12,966
             Fastenal Co.                        394,300   13,383
             Graco, Inc.                         453,500   14,512
             *Hewitt Associates, Inc. -- Class A 266,800    6,283
             *L-3 Communications Holdings, Inc.  200,800    8,733
             Manpower, Inc.                      132,300    4,907
             SkyWest, Inc.                       254,200    4,845
             *Stericycle, Inc.                   383,600   14,761
             *Swift Transportation Co., Inc.     945,300   17,601
             *Tetra Tech, Inc.                   404,797    6,934
                                                          -------
                 Total                                    189,775
                                                          -------

             Information Technology (26.2%)
             *Amdocs Ltd.                        400,400    9,610
             *CDW Corp.                          305,400   13,987
             *Cognos, Inc.                       372,100   10,047
             Diebold, Inc.                       112,700    4,874
             *Electronic Arts, Inc.               82,400    6,097
             Fair Isaac Corp.                    211,200   10,866
             *Fiserv, Inc.                       581,065   20,691
             *Infosys Technologies, Ltd., ADR     95,685    5,134
             *Integrated Circuit Systems, Inc.   482,300   15,159
             *Intersil Corp. -- Class A          534,600   14,226
             *Intuit, Inc.                       175,771    7,827
             *Jabil Circuit, Inc.                693,800   15,333
             *KLA-Tencor Corp.                   162,150    7,538
             *Mettler-Toledo International, Inc. 215,500    7,898
             Microchip Technology, Inc.          701,175   17,270
             *Novellus Systems, Inc.             415,800   15,227
             Paychex, Inc.                       400,600   11,742
             *QLogic Corp.                       149,650    7,233
             *Semtech Corp.                      463,300    6,597
             *Synopsys, Inc.                      63,300    3,915
             *UTStarcom, Inc.                    114,900    4,087
             *VeriSign, Inc.                     418,500    5,788
             *VERITAS Software Corp.             354,600   10,166
             *Waters Corp.                       625,000   18,206
             *Zebra Tehnologies Corp. -- Class A 346,000   26,015
                                                          -------
                 Total                                    275,533
                                                          -------

             Materials (2.2%)
             Praxair, Inc.                       243,900   14,659
             Sigma-Aldrich Corp.                 166,300    9,010
                                                          -------
                 Total                                     23,669
                                                          -------

                 Total Common Stock
                  (Cost: $838,405)                        897,945
                                                          -------

 Aggressive Growth Stock Portfolio


                                                   Shares/     Value
           Money Market Investments (13.0%)         $ Par    $ (000's)
           -----------------------------------------------------------

           Asset Backed Security (1.9%)
           Sheffield Receivables,
            1.06%, 7/25/03                        20,000,000  19,986
                                                              ------
               Total                                          19,986
                                                              ------

           Federal Government and Agencies (0.5%)
           Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                         6,000,000   5,991
                                                              ------
               Total                                           5,991
                                                              ------

           Finance Lessors (1.9%)
           Receivables Capital Corp.,
            1.06%, 7/15/03                        20,000,000  19,991
                                                              ------
               Total                                          19,991
                                                              ------

           Finance Services (1.9%)
           Preferred Receivable Funding,
            1.22%, 7/9/03                         20,000,000  19,994
                                                              ------
               Total                                          19,994
                                                              ------

           Miscellaneous Business Credit Institutions (1.9%)
           Quincy Capital Corp., 1.06%, 7/18/03   20,000,000  19,990
                                                              ------
               Total                                          19,990
                                                              ------

                                                  Shares/     Value
           Money Market Investments (13.0%)        $ Par    $ (000's)
           ----------------------------------------------------------

           Passenger Car Rental (1.9%)
           Delaware Funding Corp.,
            1.03%, 8/21/03                       20,000,000    19,971
                                                            ---------
               Total                                           19,971
                                                            ---------

           Security Brokers and Dealers (1.1%)
           Merrill Lynch, 1.30%, 7/1/03          11,300,000    11,300
                                                            ---------
               Total                                           11,300
                                                            ---------

           Short Term Business Credit (1.9%)
           Old Line Funding Corp.,
            1.02%, 8/20/03                       20,000,000    19,972
                                                            ---------
               Total                                           19,972
                                                            ---------

               Total Money Market
                Investments (Cost: $137,194)                  137,195
                                                            ---------

               Total Investments (98.3%)
                (Cost $975,599)/\                           1,035,140
                                                            ---------

               Other Assets, Less Liabilities
                (1.7%)                                         18,425
                                                            ---------

               Total Net Assets (100.0%)                    1,053,565
                                                            ---------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $975,599 and the net unrealized appreciation of investments based on that cost was $59,541 which is comprised of $100,437 aggregate gross unrealized appreciation and $40,896 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 International Growth Portfolio


--------------------------------------------------------------------------------

Objective:                     Portfolio Strategy:                                     Net Assets:
Long-term capital appreciation Invest in stocks of companies outside the U.S. that are $46 million expected to experience above-average growth.

                                    [CHART]
   Sector Allocation 6/30/03

Industry Goods & Services        10%
Technology/Telecommunications    14%
Energy                            6%
Transportation/Utilities          6%
Health Care                       7%
Basic Materials                   6%
Short-Term Investments            5%
Consumer Cyclical                21%
Consumer Non-Cyclical            10%
Financials                       15%


                                    [GRAPHIC]

                  Top 10 Equity Holdings 6/30/03

Company                                        % of Total Net Assets
Belluna Co., Ltd.                                        1.3%
Mobistar SA                                              1.3%
Anglo Irish Bank Co.                                     1.2%
Swedish Match AB                                         1.1%
Saipem SPA                                               1.1%
Taro Pharmaceutical Industries                           1.0%
BNP Paribas SA                                           1.0%
Vinci SA                                                 1.0%
Grupo Ferrovial                                          1.0%
Total Fina Elf SA                                        1.0%


Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                             Relative Performance
                 International
               Growth Portfolio      EAFE Index
               ----------------     -----------
 7/01             $10,000.00        $10,000.00
 6/01               9,330.00          9,071.00
 6/02               8,907.99          8,521.00

                        Average Annual Total Return
                      For Periods Ended June 30, 2003

                                                         Since
                                            1 Year     Inception*
International Growth Portfolio             -4.52%       -5.86%
EAFE Index                                 -6.06%       -8.02%

*inception date of 7/31/01

As depicted in the graph, the International Growth Portfolio is compared against the Morgan Stanley Capital International EAFE ("Europe-Australasia-Far East") Index. The index is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U.S. dollars. The Index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.
These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

 International Growth Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

            Foreign Common                         Shares/   Value
            Stock (94.6%)              Country      $ Par  $ (000's)
            --------------------------------------------------------

            Basic Materials (6.9%)
            Arcelor                 Luxembourg      24,995     291
            BASF AG                 Germany          5,890     251
            Bayer AG                Germany         11,635     269
            Billerud                Sweden          23,088     270
            CRH PLC                 Ireland         16,110     254
            Lonza AG                Switzerland      4,380     200
            Novozymes A/S --
             B Shares               Denmark          9,920     276
            Pechiney SA --
             A Shares               France           6,770     243
            Rio Tinto Ltd.          Australia       11,470     225
            *SGL Carbon AG          Germany         16,245     244
            Solvay SA               Belgium          5,000     344
            Umicore                 Belgium          1,600      83
            UPM-Kymmene OYJ         Finland         17,270     252
                                                             -----
                Total                                        3,202
                                                             -----

            Consumer Cyclical (20.9%)
            Bayerische Motoren
             Werke AG               Germany          8,405     323
            Belluna Co., Ltd.       Japan           14,520     592
            Belluna Warrants        Japan            1,452      13
            Berkeley Group PLC      United Kingdom  30,450     375
            Beru AG                 Germany          5,680     329
            *British Sky
             Broadcasting Group
             PLC                    United Kingdom  34,070     378
            Burberry Group PLC      United Kingdom  26,825     110
            Carnival Corp.          Panama           8,295     270
            Daily Mail and General
             Trust                  United Kingdom  21,235     200
            Denway Motors, Ltd.     Hong Kong      706,000     321
            Electrolux AB --
             Series B               Sweden          17,725     350
            Eniro AB                Sweden          29,035     248
            Esprit Holdings, Ltd.   Hong Kong      164,000     401
            Fuji Heavy Industries,
             Ltd.                   Japan           41,000     185
            Greek Organization Of
             Football Prognostics   Greece          26,085     266
            Hennes & Mauritz AB --
             B Shares               Sweden          13,415     308
            Honda Motor Co., Ltd.   Japan            8,800     333
            Hyundai Motor Co., Ltd. South Korea     11,590     307
            Li & Fung, Ltd.         Hong Kong      124,000     160
            Medion AG               Germany          6,840     295
            MFI Furniture Group
             PLC                    United Kingdom 106,345     294
            The News Corporation
             Ltd., ADR              Australia        6,800     206
            Porsche AG              Germany            265     112
            PSA Peugeot Citroen     France           3,545     172
            Puma AG Rudolf
             Dassler Sport          Germany          4,005     394

            Foreign Common                        Shares/   Value
            Stock (94.6%)             Country      $ Par  $ (000's)
            -------------------------------------------------------

            Consumer Cyclical continued
            Rank Group PLC         United Kingdom  88,390     363
            Signet Group PLC       United Kingdom 226,320     337
            Swatch Group AG        Switzerland      3,015     273
            Techtronics Industries
             Co.                   Hong Kong      120,000     201
            USS Co., Ltd.          Japan            2,500     127
            Vivendi Universal SA   France          16,590     302
            VNU NV                 Netherlands      9,880     304
            Volkswagen AG          Germany          2,865     120
            Walmart de Mexico --
             Series V              Mexico         118,165     349
            Wolseley PLC           United Kingdom  32,720     362
                                                            -----
                Total                                       9,680
                                                            -----

            Consumer Non-Cyclical (9.2%)
            Altadis, SA.           Spain           11,590     297
            Axfood AB              Sweden           5,070      92
            *Cott Corp.            Canada          17,025     352
            Diageo PLC             United Kingdom  20,360     217
            Gallaher Group PLC     United Kingdom  38,630     379
            Interbrew              Belgium         10,910     242
            Kao Corp.              Japan           14,000     261
            Luxottica Group SPA,
             ADR                   Italy           13,320     185
            Nestle SA              Switzerland      1,815     375
            Pernod-Ricard SA       France           1,410     126
            Reckitt Benckiser PLC  United Kingdom  21,715     398
            Shiseido Co., Ltd      Japan           27,000     262
            Swedish Match AB       Sweden          67,795     513
            Unilever PLC           United Kingdom  41,810     333
            Wella AG NPV           Germany          2,085     218
                                                            -----
                Total                                       4,250
                                                            -----

            Energy (5.8%)
            Encana Corp.           Canada           8,440     321
            ENI SPA                Italy           24,540     371
            IHC Caland NV          Netherlands      7,545     385
            Saipem SPA             Italy           66,810     500
            Suncor Energy, Inc.    Canada          15,905     297
            Technip                France           1,425     125
            *TGS Nopec
             Geophysical Co. ASA   Norway          19,340     217
            Total Fina Elf SA      France           2,955     447
                                                            -----
                Total                                       2,663
                                                            -----

            Financials (14.7%)
            Anglo Irish Bank Co.   Ireland         62,691     552
            Banco Popolare Di
             Verona                Italy           18,940     259
            BNP Paribas SA         France           9,090     461
            Cattles PLC            United Kingdom  58,000     311
            Converium Holding AG   Switzerland      5,470     252
            Corporacion Mapfre     Spain           35,390     378

 International Growth Portfolio


            Foreign Common                        Shares/   Value
            Stock (94.6%)             Country      $ Par  $ (000's)
            -------------------------------------------------------

            Financials continued
            Danske Bank            Denmark         20,745     404
            Deutsche Boerse AG     Germany          7,045     371
            *Grupo Financiero
             BBVA Bancomer         Mexico         364,265     309
            HSBC Holdings PLC      United Kingdom  24,800     295
            ING Groep NV           Netherlands     16,439     286
            Intrum Justitia AB     Sweden          18,495     101
            Kookmin Bank           South Korea      8,950     270
            Lloyds TSB Group
             PLC                   United Kingdom  32,265     229
            Man Group PLC          United Kingdom  21,065     416
            Manulife Financial     Canada           9,200     260
            OTP Bank RT            Hungary         35,995     348
            *Promina Group, Ltd.   Australia      164,700     261
            Royal Bank of Canada   Canada           8,900     376
            Royal Bank Of
             Scotland Group PLC    United Kingdom  14,841     415
            Swiss Reinsurance Co.  Switzerland      4,675     259
                                                            -----
                Total                                       6,813
                                                            -----

            Healthcare (7.5%)
            *Centerpulse           Switzerland        800     215
            *Elekta AB -- Class B  Sweden          20,455     253
            Getinge AB --
              B Shares             Sweden          11,420     303
            Nobel Biocare Holding
             AG                    Switzerland      2,375     159
            Nobelpharma AB         Sweden              35       2
            Novartis AG            Switzerland      6,645     263
            *ResMed, Inc.          Australia        8,140     319
            Stada Arzneimittel AG  Germany          5,520     349
            Straumann Holding --
             N Shares              Switzerland      1,545     140
            Synthes Stratec, Inc.  Switzerland        513     368
            Takeda Chemical
             Industries            Japan            6,900     255
            *Taro Pharmaceutical
             Industries, Ltd.      Israel           8,495     466
            Teva Pharmaceutical
             Industries, Ltd., ADR Israel           6,920     394
                                                            -----
                Total                                       3,486
                                                            -----

            Industry Goods and Services (9.8%)
            Alfa Laval AB          Sweden          21,585     206
            Amcor Ltd.             Australia       51,445     280
            Atlas Copco AB --
             A Shares              Sweden          13,635     345
            Cobham PLC             United Kingdom  11,490     219
            Compass Group PLC      United Kingdom  54,860     296
            *Daewoo Shipbuilding
             & Marine              South Korea     38,260     324
            Group 4 Falck A/S      Denmark          9,770     162
            Grupo Ferrovial        Spain           16,585     450
            Huhtamaki OYJ          Finland         19,365     197
            Jarvis PLC             United Kingdom  56,920     335
            Meggitt PLC            United Kingdom  85,060     278
            Mitie Group PLC        United Kingdom  19,280      37
            Neopost SA             France           6,845     291

           Foreign Common                          Shares/   Value
           Stock (94.6%)               Country      $ Par  $ (000's)
           ---------------------------------------------------------

           Industry Goods and Services continued
           Omron Corp.              Japan           17,000     287
           SGS Societe Generale
            de Surveillance
            Holding SA              Switzerland      1,030     402
           Vinci SA                 France           6,680     451
                                                             -----
               Total                                         4,560
                                                             -----

           Technology (7.5%)
           ASM Pacific
            Technology, Ltd.        Hong Kong       77,000     224
           *ASML Holding NV         Netherlands     14,545     138
           *Business Objects SA     France          12,415     277
           Canon, Inc.              Japan            8,000     367
           *Ericsson -- B Shares    Sweden         187,780     202
           Indra Sistemas SA        Spain           15,605     159
           INFOSYS
            Technologies, Ltd.      India            3,125     220
           Keyence Corp.            Japan            1,500     275
           *Logitech International-
            Reg                     Switzerland      9,315     349
           Nokia OYJ                Finland         10,000     165
           Royal Philips
            Electronics NV          Netherlands     15,845     301
           Samsung Electronics
            Co., Ltd.               South Korea      1,390     413
           Seiko Epson Corp.        Japan            2,500      74
           *Taiwan Semiconductor
            Manufacturing Co.,
            Ltd.                    Taiwan         178,100     293
                                                             -----
               Total                                         3,457
                                                             -----

           Telecommunications (5.9%)
           *France Telecom SA       France          10,985     269
           KDDI Corp.               Japan               78     302
           *Mobistar SA             Belgium         14,065     578
           *Orange SA               France          37,950     337
           Pt Telekomunikasi
            Indonesia               Indonesia      504,000     283
           *Tele2 AB -- B Shares    Sweden           7,650     284
           Telefonica SA            Spain           31,405     365
           Vodafone Group PLC       United Kingdom 160,965     315
                                                             -----
               Total                                         2,733
                                                             -----

           Transportation (4.0%)
           A.P. Moller-Maersk A/S   Denmark             45     237
           Brisa Auto Estradas de
            Portugal SA             Portugal        52,355     295
           *EasyJet PLC             United Kingdom  45,495     173
           Exel PLC                 United Kingdom  24,360     250
           Fraport AG               Germany         12,270     273
           Iberia Lineas Aer
            Espana                  Spain          142,075     276
           Macquarie
            Infrastructure Group    Australia      136,345     328
                                                             -----
               Total                                         1,832
                                                             -----

 International Growth Portfolio


              Foreign Common                     Shares/   Value
              Stock (94.6%)          Country      $ Par  $ (000's)
              ----------------------------------------------------

              Utilities (2.4%)
              Centrica PLC        United Kingdom 102,250     296
              Iberdrola SA        Spain           16,210     281
              National Grid Group
               PLC                United Kingdom  39,510     268
              Snam Rete Gas       Italy           72,350     284
                                                          ------
                  Total                                    1,129
                                                          ------

                  Total Foreign Common Stock
                   (Cost: $39,432)                        43,805
                                                          ------

              Money Market                           Shares/    Value
              Investments (5.4%)       Country        $ Par   $ (000's)
              ---------------------------------------------------------

              Government (5.4%)
              Federal Home Loan
               Mortgage Corp.,
               0.96%,7/22/03        United States   2,500,000   2,499
                                                               ------

                  Total Short Term Paper
                   (Cost: $2,499)                               2,499
                                                               ------

                  Total Investments (100.0%)
                   (Cost $41,931)/\                            46,304
                                                               ------

                  Other Assets, Less Liabilities
                   (0.0%)                                          22
                                                               ------

                  Total Net Assets (100.0%)                    46,326
                                                               ------

/\At 06/30/03 the aggregate cost of securities for federal tax purposes was $41,931 and the net unrealized appreciation of investments based on that cost was $4,373 which is comprised of $6,069 aggregate gross unrealized appreciation and $1,696 aggregate gross unrealized depreciation.

* Non-Income Producing

 Investment Percentage by Country:

                             United Kingdom  17.0%
                             Germany          7.7%
                             France           7.6%
                             Sweden           7.5%
                             Japan            7.2%
                             Switzerland      7.0%
                             Other           46.0%
                                            ------
                                 Total      100.0%
                                            ------

    The Accompanying Notes are an Integral Part of the Financial Statements

 Franklin Templeton International Equity Portfolio


--------------------------------------------------------------------------------

Objective:                           Portfolio Strategy:                                           Net Assets:
Long-term appreciation of capital    Participate in the growth of foreign economies by investing   $617 million
through diversification into markets in securities with high long-term earnings potential relative
outside the United States            to current market values.

                                    [CHART]

          Asset Allocation 6/30/03

United Kingdom                  18%
Asia                            21%
Latin America/Caribbean          2%
North America                    6%
Australia/New Zealand            5%
Mid-East/Africa                  1%
Continential Europe             47%


                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                                      % of Total Net Assets
Royal Philips Electronics NV                          1.8%
Aventis SA                                            1.8%
Broken Hill Property Billiton, Ltd.                   1.7%
Michelin CL B                                         1.7%
Suez Lyonnaise                                        1.7%
Norske Skogindustrier                                 1.7%
Deutsche Post AG                                      1.7%
Samsung Electronics                                   1.7%
BCE, Inc.                                             1.6%
Volkswagen AG                                         1.6%

Allocation is based on percentage of equities.
Allocation and Top 10 Holdings is subject to change.
                                    [CHART]

                              Relative Performance

        Franklin Templeton
          International
         Equity Portfolio         EAFE Index
        ------------------       ------------
06/93       $10,000.00           $10,000.00
06/94        12,012.85            11,731.00
06/95        13,328.26            11,959.75
06/96        15,385.57            13,588.67
06/97        19,518.89            15,378.30
06/98        21,564.08            16,359.44
06/99        22,446.70            17,655.10
06/00        25,021.64            20,734.15
06/01        22,755.19            15,834.67
06/02        21,109.92            14,374.72
06/03        19,220.19            13,503.61


                        Average Annual Total Return
                      For Periods Ended June 30, 2003

                                     1 Year      5 Years     10 Years
Franklin Templeton International
  Equity Portfolio                   -8.95%      -2.28%        6.75%
EAFE Index                           -6.06%      -3.68%        3.05%


As depicted in the graph, the Franklin Templeton International Equity Portfolio is compared against the Morgan Stanley Capital International EAFE ("Europe-Australasia-Far East") Index. The index is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U.S. dollars. The Index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 4/30/93 (commencement of the Portfolio's operations). Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.
These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

 Franklin Templeton International Equity Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


             Foreign Common                      Shares/    Value
             Stock (97.4%)          Country       $ Par   $ (000's)
             ------------------------------------------------------

             Automobiles & Components (5.4%)
             GKN PLC             United Kingdom 2,091,540   7,679
             Michelin CL B       France           273,400  10,675
             Valeo SA            France           148,650   5,155
             Volkswagen AG       Germany          230,450   9,659
                                                           ------
                 Total                                     33,168
                                                           ------

             Banks (6.7%)
             Australia & New
              Zealand Banking
              Group, Ltd.        Australia        492,731   6,150
             *Banca Nazionale
              Del Lavoro SPA     Italy          3,529,070   5,917
             Dbs Group
              Holdings, Ltd.     Singapore      1,192,000   6,972
             HSBC Holdings
              PLC                United Kingdom   530,937   6,315
             Lloyds TSB Group
              PLC                United Kingdom 1,165,150   8,271
             Nordea AB           Sweden         1,651,590   7,985
                                                           ------
                 Total                                     41,610
                                                           ------

             Capital Goods (9.0%)
             *Alstom SA          France           326,374   1,124
             Atlas Copco AB --
              A Shares           Sweden           352,550   8,918
             BAE Systems PLC     United Kingdom 3,411,020   8,021
             Hutchison
              Whampoa, Ltd.      Hong Kong      1,081,000   6,585
             KCI Konecranes
              International PLC  Finland          302,500   7,469
             Kurita Water
              Industries, Ltd.   Japan            430,000   4,759
             Rolls Royce Group
              PLC                United Kingdom 1,516,890   3,210
             Toto, Ltd.          Japan            873,000   5,184
             Volvo AB --
              Class B            Sweden           428,920   9,431
                                                           ------
                 Total                                     54,701
                                                           ------

             Commercial Services & Supplies (3.0%)
             Adecco SA-Reg       Switzerland      189,300   7,798
             Brambles Industries
              PLC                United Kingdom 1,453,754   3,934
             Societe Bic SA      France           173,740   6,764
                                                           ------
                 Total                                     18,496
                                                           ------

             Consumer Durables & Apparel (2.7%)
             Royal Philips
              Electronics NV     Netherlands      576,875  10,970
             Sony Corp.          Japan            200,900   5,655
                                                           ------
                 Total                                     16,625
                                                           ------

            Foreign Common                        Shares/    Value
            Stock (97.4%)            Country       $ Par   $ (000's)
            --------------------------------------------------------

            Diversified Financials (3.1%)
            ING Groep NV          Netherlands      436,000   7,575
            Nomura Holdings,
             Inc.                 Japan            332,400   4,219
            Swire Pacific Ltd. --
             Class A              Hong Kong      1,746,500   7,615
                                                            ------
                Total                                       19,409
                                                            ------

            Energy (8.0%)
            CNOOC Ltd.            China            197,530   5,867
            ENI SPA               Italy            414,535   6,269
            Husky Energy, Inc.    Canada           195,650   2,520
            IHC Caland NV         Netherlands      112,800   5,759
            Norsk Hydro ASA       Norway           167,000   8,213
            Repsol Ypf SA         Spain            493,680   8,005
            Shell Transport &
             Trading Company
             PLC                  United Kingdom 1,428,430   9,428
            Total Fina Elf SA     France            21,182   3,201
                                                            ------
                Total                                       49,262
                                                            ------

            Food Beverage & Tobacco (3.7%)
            Cadbury Schweppes
             PLC                  United Kingdom 1,318,020   7,786
            Nestle SA             Switzerland       44,120   9,105
            Unilever PLC          United Kingdom   773,990   6,162
                                                            ------
                Total                                       23,053
                                                            ------

            Food & Staples Retailing (1.2%)
            J. Sainsbury PLC      United Kingdom 1,769,000   7,415
                                                            ------
                Total                                        7,415
                                                            ------

            Health Care Equipment & Services (1.1%)
            Amersham PLC          United Kingdom   883,370   6,914
            Mayne Nickless, Ltd.  Australia             10       0
                                                            ------
                Total                                        6,914
                                                            ------

            Insurance (7.3%)
            ACE, Ltd.             Cayman Islands   234,580   8,044
            Axa SA                France           433,842   6,731
            Riunione Adriatica
             Di Sicurta SPA       Italy            447,283   6,785
            Sompo Japan
             Insurance, Inc.      Japan          1,103,000   6,017
            Swiss Reinsurance     Switzerland      170,200   9,429
            XL Capital, Ltd. --
             Class A              Bermuda           94,850   7,873
                                                            ------
                Total                                       44,879
                                                            ------

 Franklin Templeton International Equity Portfolio


           Foreign Common                         Shares/    Value
           Stock (97.4%)             Country       $ Par   $ (000's)
           ---------------------------------------------------------

           Leisure, Entertainment and Hotels (1.0%)
           Accor                  France           173,000   6,258
                                                            ------
               Total                                         6,258
                                                            ------

           Materials (10.6%)
           Akzo Nobel NV          Netherlands      234,050   6,203
           Alumina, Ltd.          Australia      1,908,930   5,211
           BASF AG                Germany          206,800   8,798
           Bayer AG               Germany          263,150   6,074
           Broken Hill Property
            Billiton, Ltd.        Australia      1,849,280  10,714
           Companhia Vale do
            Rio Doce, ADR         Brazil           163,550   4,539
           Norske Skogindustrier  Norway           684,860  10,246
           Stora Enso OYJ --
            Class R               Finland          658,140   7,354
           Upm-kymmene OYJ        Finland          394,760   5,762
                                                            ------
               Total                                        64,901
                                                            ------

           Media (2.2%)
           United Business Media
            PLC                   United Kingdom   923,120   4,616
           Wolters Kluwer NV      Netherlands      166,630   2,009
           WPP Group PLC          United Kingdom   887,100   6,953
                                                            ------
               Total                                        13,578
                                                            ------

           Pharmaceuticals & Biotechnology (5.1%)
           Aventis SA             France           197,550  10,869
           *CK Life Sciences
            International, Inc.   Hong Kong         29,640       6
           Glaxosmithkline PLC    United Kingdom   365,910   7,385
           Ono Pharmaceutical
            Co., Ltd.             Japan            191,000   5,917
           *Shire Pharmaceuticals
            Group                 United Kingdom 1,124,010   7,419
                                                            ------
               Total                                        31,596
                                                            ------

           Real Estate (1.0%)
           Cheung Kong
            Holdings, Ltd.        Hong Kong      1,035,000   6,211
                                                            ------
               Total                                         6,211
                                                            ------

           Retailing (1.2%)
           Marks & Spencer
            Group PLC             United Kingdom 1,413,641   7,366
                                                            ------
               Total                                         7,366
                                                            ------

           Semiconductors and Related Devices (1.7%)
           Samsung Electronics    South Korea       34,390  10,221
                                                            ------
               Total                                        10,221
                                                            ------

            Foreign Common                        Shares/    Value
            Stock (97.4%)            Country       $ Par   $ (000's)
            --------------------------------------------------------

            Software and Computer Services (2.2%)
            *Check Point Software
             Tech                 Israel           387,430    7,574
            Sap AG                Germany           52,800    6,185
                                                            -------
                Total                                        13,759
                                                            -------

            Technology Hardware & Equipment (3.4%)
            *Celestica, Inc.      Canada           415,600    6,460
            Hitachi, Ltd.         Japan          1,548,000    6,562
            Toshiba Corp.         Japan          2,350,000    8,083
                                                            -------
                Total                                        21,105
                                                            -------

            Telecommunication Services (8.0%)
            BCE, Inc.             Canada           430,910    9,850
            KT Corp. Spons, ADR   South Korea      385,100    7,590
            Nippon Telegraph &
             Telephone Corp.      Japan              1,930    7,571
            Telecom Corporation
             Of New Zealand, Ltd. New Zealand    2,441,800    7,491
            *Telefonica SA, ADR   Spain            251,528    8,695
            Telefonos de Mexico
             SA, ADR              Mexico           257,344    8,086
                                                            -------
                Total                                        49,283
                                                            -------

            Transportation (3.1%)
            *British Airways PLC  United Kingdom 1,228,800    3,072
            Deutsche Post AG      Germany          700,810   10,221
            Nippon Express Co.,
             Ltd.                 Japan          1,478,000    5,736
                                                            -------
                Total                                        19,029
                                                            -------

            Utilities (6.7%)
            E.On AG               Germany          146,700    7,522
            Endesa SA             Spain            431,810    7,230
            Hong Kong Electric
             Holdings, Ltd.       Hong Kong      1,549,500    6,060
            Iberdrola SA          Spain            387,080    6,703
            Korea Electric Power
             Corp.                South Korea      224,850    3,558
            Suez Lyonnaise        France           646,510   10,290
                                                            -------
                Total                                        41,363
                                                            -------
                Total Foreign Common Stock
                 (Cost: $620,836)                           600,202
                                                            -------

 Franklin Templeton International Equity Portfolio

             Money Market                         Shares/     Value
             Investments (2.3%)      Country       $ Par    $ (000's)
             --------------------------------------------------------

             Security Brokers and Dealers (2.3%)
               Merrill Lynch,
                1.30%, 7/1/03     United States  14,300,000   14,300
                                                             -------

                 Total Money Market Investments
                  (Cost: $14,300)                             14,300
                                                             -------

                 Total Investments (99.7%)
                  (Cost $635,136)/\                          614,502
                                                             -------

                 Other Assets, Less Liabilities
                  (0.3%)                                       2,075
                                                             -------

                 Total Net Assets (100.0%)                   616,577
                                                             -------

/\At 06/30/2003 the aggregate cost of securities for federal tax purposes was $635,136 and the net unrealized depreciation of investments based on that cost was $20,634 which is comprised of $68,496 aggregate gross unrealized appreciation and $89,130 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing

 Investment Percentage by Country:

                             United Kingdom  18.2%
                             France           9.9%
                             Japan            9.7%
                             Germany          7.9%
                             Netherlands      5.3%
                             Other           49.0%
                                            ------
                                 Total      100.0%
                                            ------

    The Accompanying Notes are an Integral Part of the Financial Statements

 AllianceBernstein Mid Cap Value Portfolio


--------------------------------------------------------------------------------

Objective:                              Portfolio Strategy:                                    Net Assets:
Long-term growth of capital and current Invest primarily in the equity securities of mid-sized $29 million
income.                                 companies that are believed to be undervalued.

                                    [CHART]

Sector Allocation 6/30/03

Consumer Discretionary       21%
Consumer Staples              4%
Energy                        3%
Financials                   15%
Health Care                   6%
Industrials                  16%
Information Technology       10%
Materials                    12%
Utilities                     8%
Short-Term Investments &
   Other Net Assets           5%

                                    [CHART]

Top 10 Equity Holdings 6/30/03

FMC Corp.                          1.9%
ArvinMeritor, Inc.                 1.9%
Hughes Supply, Inc.                1.8%
Texas Industries, Inc.             1.8%
PNM Resources, Inc.                1.8%
Reliance Steel & Aluminum Co.      1.8%
Federated Department Stores, Inc.  1.8%
OGE Energy Corp.                   1.8%
Peabody Energy Corp.               1.8%
Andrew Corp.                       1.8%

Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                              Relative Performance

            AllianceBernstein Mid
             Cap Value Portfolio       Russell 2500 Index
            ----------------------     ------------------
05/03             $10,000.00              $10,000.00
06/03              10,770.00               11,202.00

                        Average Annual Total Return
                      For Periods Ended June 30, 2003
                                                        Since
                                                      Inception#
AllianceBernstein Mid Cap Value Portfolio               7.70%
Russell 2500 Index                                     12.02%

#inception date of 5/1/03, returns not annualized


The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable U.S. equity market. As of June 30, 2003, the average market capitalization of companies in the Russell 3000 was approximately $4.0 billion; the median market capitalization was approximately $700 million. Market capitalization of companies in the Index ranged from $309 billion to $128 million. The index cannot be invested in directly and does not include sales charges.

The Russell 2500 Index represents approximately 17% of the total market capitalization of the Russell 3000. As of June 30, 2003, the average market capitalization of companies in the Russell 2500 was approximately $743 million; the median market capitalization was approximately $463 million. Market capitalization of companies in the Index ranged from $3.1 billion to $117 million.

This chart assumes an initial investment of $10,000 made on 5/1/03 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 AllianceBernstein Mid Cap Value Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                     Shares/   Value
         Common Stock (94.4%)                         $ Par  $ (000's)
         -------------------------------------------------------------

         Consumer Discretionary (20.5%)
         *American Axle & Manufacturing
          Holdings, Inc.                             17,500      418
         ArvinMeritor, Inc.                          26,800      542
         *AutoNation, Inc.                           31,000      487
         BorgWarner, Inc.                             7,200      464
         Brunswick Corp.                             20,000      500
         Centex Corp.                                 3,300      257
         Federated Department Stores, Inc.           14,000      516
         Foot Locker, Inc.                           15,200      201
         Genuine Parts Co.                           13,500      432
         *Group 1 Automotive, Inc.                   15,600      506
         Hughes Supply, Inc.                         15,200      527
         *Park Place Entertainment Corp.             18,100      165
         The Reader's Digest Association, Inc.       35,200      474
         Standard Pacific Corp.                      14,000      464
                                                               -----
             Total                                             5,953
                                                               -----

         Consumer Staples (3.8%)
         Corn Products International, Inc.           14,500      435
         *Smithfield Foods, Inc.                     21,000      482
         Universal Corp.                              4,100      173
                                                               -----
             Total                                             1,090
                                                               -----

         Energy (3.1%)
         Kerr-McGee Corp.                            10,200      457
         *SEACOR SMIT, Inc.                          12,000      438
                                                               -----
             Total                                               895
                                                               -----

         Financials (15.0%)
         Banknorth Group, Inc.                       16,400      419
         Commercial Federal Corp.                    20,000      424
         Hibernia Corp. -- Class A                   24,000      436
         Popular, Inc.                               11,600      448
         Post Properties, Inc.                       17,000      451
         *Silicon Valley Bancshares                  17,600      419
         Sovereign Bancorp, Inc.                     27,600      432
         UnionBanCal Corp.                           10,500      434
         Washington Federal, Inc.                    20,000      462
         Whitney Holding Corp.                       12,900      412
                                                               -----
             Total                                             4,337
                                                               -----

         Health Care (6.2%)
         *Apogent Technologies, Inc.                 25,000      500
         *Health Net, Inc.                           12,000      395
         *PacifiCare Health Systems, Inc.             9,100      449
         *Universal Health Services, Inc. -- Class B 11,000      436
                                                               -----
             Total                                             1,780
                                                               -----

                                                 Shares/   Value
              Common Stock (94.4%)                $ Par  $ (000's)
              ----------------------------------------------------

              Industrials (16.2%)
              Cooper Industries, Ltd. -- Class A  12,000     496
              Deluxe Corp.                         9,700     435
              *Flowserve Corp.                    25,000     492
              Harsco Corp.                        12,500     451
              Kennametal, Inc.                    13,500     457
              Lincoln Electric Holdings, Inc.     22,600     461
              *Mueller Industries, Inc.           16,800     455
              PACCAR, Inc.                         6,500     439
              Parker-Hannifin Corp.               10,600     445
              Reliance Steel & Aluminum Co.       25,000     517
              *Terex Corp.                         2,400      47
                                                          ------
                  Total                                    4,695
                                                          ------

              Information Technology (9.7%)
              *Adaptec, Inc.                      61,000     475
              *ADC Telecommunications, Inc.      180,000     419
              *Andrew Corp.                       55,000     505
              *KEMET Corp.                        46,000     465
              *Tech Data Corp.                    18,000     481
              *Tellabs, Inc.                      70,000     460
                                                          ------
                  Total                                    2,805
                                                          ------

              Materials (11.5%)
              Ball Corp.                           8,900     405
              Crompton Corp.                      65,000     458
              *Cytec Industries, Inc.             13,500     456
              *FMC Corp.                          24,000     543
              MeadWestvaco Corp.                  18,000     445
              Peabody Energy Corp.                15,100     507
              Texas Industries, Inc.              22,000     524
                                                          ------
                  Total                                    3,338
                                                          ------

              Utilities (8.4%)
              Northeast Utilities                 28,500     477
              OGE Energy Corp.                    23,900     511
              PNM Resources, Inc.                 19,500     522
              Puget Energy, Inc.                  20,500     489
              WPS Resources Corp.                 10,500     422
                                                          ------
                  Total                                    2,421
                                                          ------

                  Total Common Stock
                   (Cost: $25,438)                        27,314
                                                          ------

 AllianceBernstein Mid Cap Value Portfolio


                                                  Shares/     Value
             Money Market Investments (5.9%)       $ Par    $ (000's)
             --------------------------------------------------------

             Federal Government and Agencies (5.9%)
             Federal Home Loan Mortgage Corp.,
              0.96%, 7/22/03                     1,700,000    1,699
                                                             ------

                 Total Money Market
                  Investments (Cost: $1,699)                  1,699
                                                             ------

                 Total Investments (100.3%)
                  (Cost $27,137)/\                           29,013
                                                             ------

                 Other Assets, Less Liabilities (-0.3%)         (76)
                                                             ------

                 Total Net Assets (100.0%)                   28,937
                                                             ------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $27,137 and the net unrealized appreciation of investments based on that cost was $1,876 which is comprised of $2,006 aggregate gross unrealized appreciation and $130 aggregate gross unrealized depreciation.

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 Index 400 Stock Portfolio


--------------------------------------------------------------------------------

Objective:                             Portfolio Strategy:                                  Net Assets:
Long-term capital appreciation through Invest in a portfolio designed to approximate the    $263 million
cost-effective participation in broad  composition and returns of the S&P MidCap 400 Index.
market performance

                                    [CHART]

           Sector Allocation 6/30/03

Financials                                  20%
Consumer Discretionary                      16%
Industrials                                 11%
Health Care                                 14%
Information Technology                      15%
Energy                                       7%
Utiliities                                   7%
Consumer Staples                             5%
Materials                                    4%
Telecommunications & Other Holdings          1%

                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                                             % of Total Net Assets
Gilead Sciences, Inc.                                       1.3%
M&T Bank Corp.                                              1.2%
The Washington Post Co. - Class B                           0.8%
Mylan Laboratories, Inc.                                    0.8%
Affiliated Computer Services, Inc. - Class A                0.7%
Weatherford International, Ltd.                             0.7%
Express Scripts, Inc. - Class A                             0.6%
IDEC Pharmaceuticals, Corp.                                 0.6%
Lennar Corp.                                                0.6%
Microchip Technology, Inc.                                  0.6%

Sector Allocation is based on equities.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                              Relative Performance

                  Index 400
              Stock Portfolio              S&P MidCap 400 index
04/99             10,000.00                    10,000.00
06/99             10,550.00                    10,581.00
06/00             12,385.48                    12,378.71
06/01             13,314.09                    13,476.70
06/02             12,690.43                    12,840.60
06/03             12,602.99                    12,749.43

                          Average Annual Total Return
                         For Periods Ended June 30, 2003

                                                  Since
                                  1 Year        Inception*
Index 400 Stock Portfolio        -0.69%           5.71%
S&P MidCap 400 Index             -0.73%           6.00%

*inception date of 4/30/99

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of June 30, 2003, the 400 companies in the composite had median market capitalization of $1.7 billion and a total market value of $787.6 billion. The MidCap 400 represents approximately 5.7% of the market value of Compustat's database of about 11,418 equities. The index cannot be invested in directly and does not include sales charges.

"Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index", "Standard & Poor's MidCap 400 Index", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.
..

 Index 400 Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                   Shares/   Value
           Common Stock (94.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Consumer Discretionary (15.4%)
           *99 Cents Only Stores                   21,833      749
           *Abercrombie & Fitch Co. -- Class A     30,300      861
           *American Eagle Outfitters, Inc.        22,250      408
           Applebee's International, Inc.          17,200      541
           ArvinMeritor, Inc.                      21,350      431
           Bandag, Inc.                             6,000      224
           *Barnes & Noble, Inc.                   20,200      466
           Belo Corp. -- Class A                   35,200      787
           Blyth, Inc.                             14,400      392
           Bob Evans Farms, Inc.                   10,900      301
           *Borders Group, Inc.                    24,700      435
           BorgWarner, Inc.                         8,400      541
           *Brinker International, Inc.            30,250    1,090
           Callaway Golf Co.                       23,700      313
           *CarMax, Inc.                           32,200      971
           *Catalina Marketing Corp.               16,700      295
           CBRL Group, Inc.                        15,500      602
           *The Cheesecake Factory, Inc.           15,600      560
           *Chico's FAS, Inc.                      26,500      558
           Claire's Stores, Inc.                   15,300      388
           Clayton Homes, Inc.                     42,500      533
           *Coach, Inc.                            28,100    1,398
           D.R. Horton, Inc.                       45,700    1,284
           *Dollar Tree Stores, Inc.               35,600    1,130
           *Emmis Communications Corp. -- Class A  16,700      383
           *Entercom Communications Corp. --
            Class A                                15,600      765
           *Extended Stay America, Inc.            29,300      395
           *Furniture Brands International, Inc.   17,600      459
           *Gentex Corp.                           23,800      729
           *GTECH Holdings Corp.                   17,600      663
           Harte-Hanks, Inc.                       28,450      541
           *Hispanic Broadcasting Corp. -- Class A 34,000      865
           International Speedway Corp. -- Class A 16,600      656
           *Krispy Kreme Doughnuts, Inc.           17,500      721
           *Lear Corp.                             20,500      943
           Lee Enterprises, Inc.                   13,900      522
           Lennar Corp.                            22,300    1,593
           *Mandalay Resort Group                  18,500      589
           Media General, Inc. -- Class A           7,100      406
           Michaels Stores, Inc.                   21,000      799
           Modine Manufacturing Co.                10,500      203
           *Mohawk Industries, Inc.                20,700    1,149
           *The Neiman Marcus Group, Inc. --
            Class A                                15,000      549
           Outback Steakhouse, Inc.                23,600      920
           *Park Place Entertainment Corp.         93,800      853
           *Payless ShoeSource, Inc.               21,242      266
           *PETsMART, Inc.                         43,400      723
           Pier 1 Imports, Inc.                    29,000      592
           The Reader's Digest Association, Inc.   30,600      412
           Ross Stores, Inc.                       24,200    1,034
           Ruby Tuesday, Inc.                      20,000      495
           *Saks, Inc.                             44,500      432

                                                   Shares/   Value
           Common Stock (94.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Consumer Discretionary continued
           *Scholastic Corp.                        12,200     363
           *Six Flags, Inc.                         28,900     196
           Superior Industries International, Inc.   8,600     359
           *The Timberland Co. -- Class A           11,500     608
           *Toll Brothers, Inc.                     22,000     623
           *Unifi, Inc.                             16,200     100
           The Washington Post Co. -- Class B        3,000   2,198
           *Westwood One, Inc.                      32,900   1,116
           *Williams-Sonoma, Inc.                   36,300   1,060
                                                            ------
               Total                                        40,538
                                                            ------

           Consumer Staples (4.8%)
           *BJ's Wholesale Club, Inc.               21,700     327
           Church & Dwight Co., Inc.                12,400     406
           *Constellation Brands, Inc. -- Class A   28,200     885
           *Dean Foods Co.                          42,714   1,345
           The Dial Corp.                           29,700     578
           Dreyer's Grand Ice Cream Holdings --
            Class A                                 10,900     856
           *Energizer Holdings, Inc.                27,300     857
           Hormel Foods Corp.                       43,200   1,024
           Interstate Bakeries Corp.                14,000     178
           The J.M. Smucker Co.                     15,496     618
           Lancaster Colony Corp.                   11,300     437
           Longs Drug Stores Corp.                  12,000     199
           PepsiAmericas, Inc.                      46,900     589
           Ruddick Corp.                            14,500     228
           Sensient Technologies Corp.              14,800     338
           *Smithfield Foods, Inc.                  34,100     782
           Tootsie Roll Industries, Inc.            16,532     504
           Tyson Foods, Inc. -- Class A            109,740   1,165
           Universal Corp.                           7,900     334
           *Whole Foods Market, Inc.                18,300     870
                                                            ------
               Total                                        12,520
                                                            ------

           Energy (6.5%)
           *Cooper Cameron Corp.                    17,000     856
           ENSCO International, Inc.                46,500   1,251
           *FMC Technologies, Inc.                  20,369     429
           *Forest Oil Corp.                        14,700     369
           *Grant Prideco, Inc.                     37,800     444
           *Hanover Compressor Co.                  20,800     235
           Helmerich & Payne, Inc.                  15,600     456
           Murphy Oil Corp.                         28,600   1,504
           *National-Oilwell, Inc.                  26,300     579
           Noble Energy, Inc.                       17,900     677
           Overseas Shipholding Group, Inc.         10,800     238
           *Patterson-UTI Energy, Inc.              25,000     810
           *Pioneer Natural Resources Co.           36,600     955
           Pogo Producing Co.                       19,100     817
           *Pride International, Inc.               42,000     790
           *Smith International, Inc.               31,700   1,165
           Tidewater, Inc.                          18,900     555
           Valero Energy Corp.                      35,200   1,279

 Index 400 Stock Portfolio


                                                 Shares/   Value
              Common Stock (94.7%)                $ Par  $ (000's)
              ----------------------------------------------------

              Energy continued
              *Varco International, Inc.          30,262     593
              *Weatherford International, Ltd.    40,600   1,700
              Western Gas Resources, Inc.         10,300     408
              XTO Energy, Inc.                    56,433   1,135
                                                          ------
                  Total                                   17,245
                                                          ------

              Financials (18.9%)
              A.G. Edwards, Inc.                  24,900     852
              *Allmerica Financial Corp.          16,500     297
              AMB Property Corp.                  25,800     727
              American Financial Group, Inc.      21,600     492
              *AmeriCredit Corp.                  48,300     413
              AmerUs Group Co.                    12,200     344
              Arthur J. Gallagher & Co.           27,500     748
              Associated Banc-Corp.               23,309     860
              Astoria Financial Corp.             25,700     718
              Bank of Hawaii Corp.                19,000     630
              Banknorth Group, Inc.               50,300   1,284
              Brown & Brown, Inc.                 21,600     702
              City National Corp.                 15,600     695
              The Colonial BancGroup, Inc.        38,600     535
              Commerce Bancorp, Inc.              21,100     783
              Compass Bancshares, Inc.            40,000   1,397
              *E*TRADE Group, Inc.               112,800     959
              Eaton Vance Corp.                   21,600     683
              Everest Re Group, Ltd.              17,300   1,323
              Fidelity National Financial, Inc.   40,450   1,244
              The First American Corp.            22,500     593
              First Virginia Banks, Inc.          22,350     964
              FirstMerit Corp.                    26,400     604
              GATX Corp.                          15,300     250
              Greater Bay Bancorp                 16,100     329
              GreenPoint Financial Corp.          30,500   1,554
              HCC Insurance Holdings, Inc.        19,400     574
              Hibernia Corp. -- Class A           49,200     893
              Horace Mann Educators Corp.         12,700     205
              Hospitality Properties Trust        19,500     609
              Independence Community Bank Corp.   17,800     502
              IndyMac Bancorp, Inc.               17,200     437
              *Investment Technology Group, Inc.  15,000     279
              Investors Financial Services Corp.  20,200     586
              *LaBranche & Co., Inc.              18,600     385
              Legg Mason, Inc.                    20,200   1,312
              Leucadia National Corp.             18,200     676
              Liberty Property Trust              23,800     823
              M&T Bank Corp.                      37,000   3,116
              Mack-Cali Realty Corp.              17,900     651
              Mercantile Bankshares Corp.         21,500     847
              The MONY Group, Inc.                14,600     393
              National Commerce Financial Corp.   64,025   1,421
              Neuberger Berman, Inc.              21,800     870
              New Plan Excel Realty Trust, Inc.   30,200     645
              New York Community Bancorp, Inc.    44,566   1,296
              *Ohio Casualty Corp.                18,900     249
              Old Republic International Corp.    37,600   1,289
              The PMI Group, Inc.                 28,200     757
              Protective Life Corp.               21,400     572
              Provident Financial Group, Inc.     15,200     390

                                                     Shares/   Value
         Common Stock (94.7%)                         $ Par  $ (000's)
         -------------------------------------------------------------

         Financials continued
         Radian Group, Inc.                          29,200    1,070
         Roslyn Bancorp, Inc.                        24,600      529
         SEI Investments Co.                         33,100    1,059
         *Silicon Valley Bancshares                  12,100      288
         Sovereign Bancorp, Inc.                     81,500    1,275
         StanCorp Financial Group, Inc.               9,200      480
         TCF Financial Corp.                         23,000      916
         United Dominion Realty Trust, Inc.          33,400      575
         Unitrin, Inc.                               21,100      572
         W.R. Berkley Corp.                          17,200      906
         Waddell & Reed Financial, Inc. -- Class A   25,100      644
         Webster Financial Corp.                     14,300      541
         Westamerica Bancorporation                  10,500      452
         Wilmington Trust Corp.                      20,500      602
                                                              ------
             Total                                            49,666
                                                              ------

         Health Care (13.2%)
         *AdvancePCS                                 28,100    1,074
         *Apogent Technologies, Inc.                 31,000      620
         *Apria Healthcare Group, Inc.               17,100      425
         *Barr Laboratories, Inc.                    20,600    1,349
         Beckman Coulter, Inc.                       19,100      776
         *Charles River Laboratories                 14,100      454
         *Community Health Systems, Inc.             30,800      598
         *Covance, Inc.                              18,700      338
         *Coventry Health Care, Inc.                 18,700      863
         *Cytyc Corp.                                36,200      381
         DENTSPLY International, Inc.                24,450    1,000
         *Edwards Lifesciences Corp.                 18,700      601
         *Express Scripts, Inc.-- Class A            24,300    1,661
         *First Health Group Corp.                   29,700      820
         *Gilead Sciences, Inc.                      61,400    3,414
         *Health Net, Inc.                           36,100    1,189
         *Henry Schein, Inc.                         13,700      717
         Hillenbrand Industries, Inc.                19,300      974
         ICN Pharmaceuticals, Inc.                   26,100      437
         *IDEC Pharmaceuticals Corp.                 47,800    1,626
         *IVAX Corp.                                 60,725    1,084
         *LifePoint Hospitals, Inc.                  12,300      258
         *Lincare Holdings, Inc.                     33,000    1,040
         *Millennium Pharmaceuticals, Inc.           89,800    1,413
         Mylan Laboratories, Inc.                    57,400    1,997
         Omnicare, Inc.                              31,200    1,054
         *Oxford Health Plans, Inc.                  26,200    1,101
         *PacifiCare Health Systems, Inc.            11,200      552
         *Patterson Dental Co.                       21,200      962
         Perrigo Co.                                 21,700      339
         *Pharmaceutical Resources, Inc.             10,200      496
         *Protein Design Labs, Inc.                  27,800      389
         *Sepracor, Inc.                             26,300      474
         *Sicor, Inc.                                36,500      742
         *STERIS Corp.                               21,700      501
         *Triad Hospitals, Inc.                      23,339      579
         *Universal Health Services, Inc. -- Class B 18,900      749
         *Varian Medical Systems, Inc.               21,300    1,226
         *Vertex Pharmaceuticals, Inc.               23,800      347
         *VISX, Inc.                                 16,100      279
                                                              ------
             Total                                            34,899
                                                              ------

 Index 400 Stock Portfolio


                                                   Shares/   Value
           Common Stock (94.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Industrials (10.7%)
           *AGCO Corp.                             23,400      400
           Airborne, Inc.                          15,100      316
           *Alaska Air Group, Inc.                  8,300      178
           Alexander & Baldwin, Inc.               12,900      342
           ALLETE, Inc.                            26,700      709
           AMETEK, Inc.                            10,300      377
           Banta Corp.                              7,900      256
           The Brink's Co.                         16,900      246
           C.H. Robinson Worldwide, Inc.           26,400      939
           *Career Education Corp.                 14,400      984
           Carlisle Companies, Inc.                 9,600      405
           *ChoicePoint, Inc.                      26,500      915
           CNF, Inc.                               15,400      391
           *Copart, Inc.                           28,800      272
           *Corinthian Colleges, Inc.              13,600      661
           *DeVry, Inc.                            21,800      508
           Donaldson Company, Inc.                 13,600      605
           *The Dun & Bradstreet Corp.             23,200      954
           *Dycom Industries, Inc.                 14,900      243
           *Education Management Corp.             11,000      585
           *EGL, Inc.                              14,700      223
           Expeditors International of Washington,
            Inc.                                   32,500    1,126
           Fastenal Co.                            23,700      804
           Federal Signal Corp.                    14,900      262
           *Flowserve Corp.                        17,200      338
           Granite Construction, Inc.              12,900      247
           Harsco Corp.                            12,600      454
           Herman Miller, Inc.                     22,900      463
           HON INDUSTRIES, Inc.                    18,400      561
           Hubbell, Inc. -- Class B                18,500      612
           *J.B. Hunt Transport Services, Inc.     12,200      461
           *Jacobs Engineering Group, Inc.         17,100      721
           Kelly Services, Inc. -- Class A         11,100      260
           Kennametal, Inc.                        11,000      372
           *Korn/Ferry International               11,400       92
           *L-3 Communications Holdings, Inc.      29,500    1,282
           Manpower, Inc.                          24,100      894
           Nordson Corp.                           10,500      250
           Pentair, Inc.                           15,400      602
           Precision Castparts Corp.               16,500      513
           *Quanta Services, Inc.                  36,300      258
           *Republic Services, Inc.                51,100    1,157
           Rollins, Inc.                           13,950      263
           *Sequa Corp. -- Class A                  3,200      110
           *Sotheby's Holdings, Inc. -- Class A    19,200      143
           *SPX Corp.                              25,100    1,106
           *Stericycle, Inc.                       12,700      489
           *Swift Transportation Co., Inc.         26,100      486
           *Sylvan Learning Systems, Inc.          12,619      288
           Tecumseh Products Co. -- Class A         5,800      222
           Teleflex, Inc.                          12,300      523
           Trinity Industries, Inc.                14,300      265
           *United Rentals, Inc.                   23,900      332
           *Valassis Communications, Inc.          16,400      422
           Viad Corp.                              27,500      616
           Werner Enterprises, Inc.                19,900      422

                                                   Shares/   Value
           Common Stock (94.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Industrials continued
           York International Corp.                 12,400     290
                                                            ------
               Total                                        28,215
                                                            ------

           Information Technology (14.0%)
           *3Com Corp.                             112,700     527
           *Activision, Inc.                        31,000     401
           *Acxiom Corp.                            27,800     420
           *ADTRAN, Inc.                            11,600     595
           *Advanced Fibre Communications, Inc.     26,200     426
           *Advent Software, Inc.                   10,200     172
           *Affiliated Computer Services, Inc. --
            Class A                                 41,400   1,893
           *Arrow Electronics, Inc.                 31,200     475
           *Atmel Corp.                            145,300     368
           *Avnet, Inc.                             37,300     473
           *Avocent Corp.                           14,100     422
           *The BISYS Group, Inc.                   37,400     687
           *Cabot Microelectronics Corp.             7,592     383
           *Cadence Design Systems, Inc.            83,900   1,012
           *CDW Corp.                               26,200   1,200
           *Ceridian Corp.                          46,300     786
           *Certegy, Inc.                           20,700     574
           *CheckFree Corp.                         24,600     685
           *CommScope, Inc.                         18,500     176
           *Credence Systems Corp.                  19,000     161
           *Cree, Inc.                              22,900     373
           *CSG Systems International, Inc.         16,100     227
           *Cypress Semiconductor Corp.             38,600     463
           Diebold, Inc.                            22,600     977
           *DST Systems, Inc.                       37,300   1,417
           Fair Isaac Corp.                         15,500     797
           *Fairchild Semiconductor International,
            Inc. -- Class A                         36,500     467
           *Gartner Group, Inc. -- Class B          25,600     192
           Harris Corp.                             20,700     622
           *Imation Corp.                           11,000     416
           *InFocus Corp.                           11,900      56
           *Integrated Device Technology, Inc.      32,300     357
           *International Rectifier Corp.           20,000     536
           *Internet Security Systems, Inc.         15,400     223
           *Intersil Corp. -- Class A               42,700   1,136
           Jack Henry & Associates, Inc.            27,400     487
           *Keane, Inc.                             20,800     284
           *KEMET Corp.                             26,900     272
           *Lam Research Corp.                      39,300     716
           *Lattice Semiconductor Corp.             35,000     288
           *Legato Systems, Inc.                    36,200     304
           *LTX Corp.                               15,000     129
           *Macromedia, Inc.                        19,400     408
           *Macrovision Corp.                       15,100     301
           *McDATA Corp. -- Class A                 35,500     521
           *Mentor Graphics Corp.                   20,800     301
           *Micrel, Inc.                            28,600     297
           Microchip Technology, Inc.               63,512   1,564
           *MPS Group, Inc.                         32,000     220
           *National Instruments Corp.              15,900     601
           *Network Associates, Inc.                48,800     619
           *Newport Corp.                           12,000     178

 Index 400 Stock Portfolio


                                                    Shares/   Value
           Common Stock (94.7%)                      $ Par  $ (000's)
           ----------------------------------------------------------

           Information Technology continued
           *Overture Services, Inc.                 19,800      359
           *Plantronics, Inc.                       13,900      301
           *Plexus Corp.                            13,200      152
           *Polycom, Inc.                           31,000      430
           *Powerwave Technologies, Inc.            19,900      125
           *Quantum Corp. -- DLT & Storage
            Systems                                 53,900      218
           *Retek, Inc.                             16,000      102
           The Reynolds and Reynolds Co. --
            Class A                                 21,000      600
           *RF Micro Devices, Inc.                  57,000      343
           *RSA Security, Inc.                      17,700      190
           *SanDisk Corp.                           21,500      868
           *Semtech Corp.                           22,800      325
           *Silicon Laboratories, Inc.              15,300      408
           *Storage Technology Corp.                33,600      865
           *Sybase, Inc.                            29,500      410
           *Synopsys, Inc.                          23,100    1,429
           *Tech Data Corp.                         17,600      470
           *The Titan Corp.                         24,300      250
           *Transaction Systems Architects, Inc. --
            Class A                                 10,700       96
           *TriQuint Semiconductor, Inc.            41,311      172
           *Varian, Inc.                            10,500      364
           *Vishay Intertechnology, Inc.            49,887      659
           *Wind River Systems, Inc.                23,900       91
                                                             ------
               Total                                         36,812
                                                             ------

           Materials (4.0%)
           Airgas, Inc.                             22,500      377
           *AK Steel Holding Corp.                  32,500      118
           Albemarle Corp.                          13,000      364
           Arch Coal, Inc.                          16,300      375
           Bowater, Inc.                            17,200      644
           Cabot Corp.                              19,200      551
           Carpenter Technology Corp.                6,700      105
           Crompton Corp.                           35,463      250
           *Cytec Industries, Inc.                  12,100      409
           Ferro Corp.                              12,600      284
           *FMC Corp.                               10,900      247
           IMC Global, Inc.                         35,900      241
           Longview Fibre Co.                       15,400      126
           The Lubrizol Corp.                       16,100      499
           Lyondell Chemical Co.                    49,900      674
           Martin Marietta Materials, Inc.          15,200      511
           Minerals Technologies, Inc.               6,300      307
           Olin Corp.                               18,000      308
           P.H. Glatfelter Co.                      13,600      201
           *Packaging Corporation of America        32,600      601
           Peabody Energy Corp.                     16,300      548
           Potlatch Corp.                            8,900      229
           Rayonier, Inc.                           13,000      429
           RPM, Inc.                                36,100      496
           Sonoco Products Co.                      30,100      722
           The Valspar Corp.                        15,700      662
           Wausau-Mosinee Paper Corp.               16,100      180
                                                             ------
               Total                                         10,458
                                                             ------

                                                   Shares/    Value
          Common Stock (94.7%)                      $ Par   $ (000's)
          -----------------------------------------------------------

          Other Holdings (0.1%)
          *Ascential Software Corp.                  18,775      309
                                                             -------
              Total                                              309
                                                             -------

          Telecommunication Services (0.6%)
          *Cincinnati Bell, Inc.                     68,300      458
          *Price Communications Corp.                17,000      219
          Telephone and Data Systems, Inc.           18,300      910
                                                             -------
              Total                                            1,587
                                                             -------

          Utilities (6.5%)
          AGL Resources, Inc.                        19,400      494
          Alliant Energy Corp.                       28,600      544
          *Aquila, Inc.                              60,600      156
          Black Hills Corp.                           9,800      301
          DPL, Inc.                                  39,500      630
          DQE, Inc.                                  23,200      350
          Energy East Corp.                          45,200      938
          Equitable Resources, Inc.                  19,200      782
          Great Plains Energy, Inc.                  21,600      624
          Hawaiian Electric Industries, Inc.         11,400      523
          IDACORP, Inc.                              11,800      310
          MDU Resources Group, Inc.                  22,400      750
          National Fuel Gas Co.                      25,100      654
          Northeast Utilities                        42,400      710
          NSTAR                                      16,500      752
          OGE Energy Corp.                           24,500      524
          ONEOK, Inc.                                22,600      444
          Pepco Holdings, Inc.                       51,100      979
          Philadelphia Suburban Corp.                21,200      517
          PNM Resources, Inc.                        12,200      326
          Puget Energy, Inc.                         28,900      690
          Questar Corp.                              25,600      857
          SCANA Corp.                                34,600    1,185
          *Sierra Pacific Resources                  36,581      217
          Vectren Corp.                              21,200      531
          Westar Energy, Inc.                        22,300      362
          WGL Holdings, Inc.                         15,200      406
          Wisconsin Energy Corp.                     36,200    1,049
          WPS Resources Corp.                         9,900      398
                                                             -------
              Total                                           17,003
                                                             -------


              Total Common Stock
               (Cost: $255,365)                              249,252
                                                             -------

          Money Market Investments (5.3%)
          -----------------------------------------------------------

          Asset Backed Security (1.9%)
          #Sheffield Receivables, 1.06%, 7/25/03  5,000,000    4,996
                                                             -------
              Total                                            4,996
                                                             -------

          Federal Government and Agencies (0.5%)
          #Federal National Mortgage Association,
           1.145%, 8/20/03                        1,200,000    1,198
                                                             -------
              Total                                            1,198
                                                             -------

 Index 400 Stock Portfolio


                                                   Shares/    Value
           Money Market Investments (5.3%)          $ Par   $ (000's)
           ----------------------------------------------------------

           Security Brokers and Dealers (0.7%)
           #Merrill Lynch, 1.30%, 7/1/03          1,900,000    1,900
                                                             -------
               Total                                           1,900
                                                             -------

           Short Term Business Credit (2.2%)
           #Old Line Funding Corp, 1.17%, 7/16/03 6,000,000    5,998
                                                             -------
               Total                                           5,998
                                                             -------


               Total Money Market
                Investments (Cost: $14,092)                   14,092
                                                             -------

               Total Investments (100.0%)
                (Cost $269,457)/\                            263,344
                                                             -------

               Other Assets, Less Liabilities
                (0.0%)                                           104
                                                             -------

               Total Net Assets (100.0%)                     263,448
                                                             -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $269,457 and the net unrealized depreciation of investments based on that cost was $6,113 which is comprised of $33,259 aggregate gross unrealized appreciation and $39,372 aggregate gross unrealized depreciation.

* Non-Income Producing

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                       Unrealized
                                                     Appreciation /
                                Number of Expiration (Depreciation)
            Issuer (000's)      Contracts    Date       (000's)
            -------------------------------------------------------
            MidCap 400 Index
             Futures               58       9/2003       $(251)
            (Total Notional
             Value at 6/30/2003
             $14,177)

    The Accompanying Notes are an Integral Part of the Financial Statements

 Janus Capital Appreciation Portfolio


--------------------------------------------------------------------------------

Objective:                  Portfolio Strategy:                                   Net Assets:
Long-term growth of capital Invest in equity securities selected for their growth $28 million potential.

                                    [CHART]

            Sector Allocation 6/30/03

Consumer Discretionary                    16%
Energy                                     7%
Financials                                14%
Health Care                               22%
Industrials                                4%
Information Technology                    11%
Telecommunication Services                 2%
Short-Term Investments                    24%


                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                                        % of Total Net Assets
UnitedHealth Group, Inc.                                  7.1%
Medtronic, Inc.                                           5.9%
Bank of America Corp.                                     4.7%
Exxon Mobil Corp.                                         4.5%
Microsoft Corp.                                           4.5%
AOL Time Warner, Inc.                                     4.0%
SLM Corp.                                                 3.7%
Viacom, Inc. - Class B                                    3.3%
Genentech, Inc.                                           3.2%
The Goldman Sachs Group, Inc.                             3.0%

Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.

Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.
                                    [CHART]

                          Relative Performance

            Janus Capital Appreciation
                   Portfolio                 S&P 500 Index
            --------------------------       -------------
05/03             $10,000.00                  $10,000.00
06/03              10,500.00                   10,667.00

                        Average Annual Total Return
                      For Periods Ended June 30, 2003
                                                          Since
                                                        Inception#
Janus Capital Appreciation Portfolio                      5.00%
S&P 500 Index                                             6.67%

#inception date of 5/1/03, returns not annualized

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 5/1/03 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Janus Capital Appreciation Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                   Shares/   Value
            Common Stock (76.2%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Consumer Discretionary (16.0%)
            *AOL Time Warner, Inc.                 70,295    1,130
            *eBay, Inc.                             5,880      613
            *EchoStar Communications Corp. --
             Class A                               17,725      614
            *Kohl's Corp.                           8,615      443
            NIKE, Inc. -- Class B                  14,780      791
            *Viacom, Inc. -- Class B               21,185      924
                                                             -----
                Total                                        4,515
                                                             -----

            Energy (7.4%)
            Anadarko Petroleum Corp.               18,700      832
            Exxon Mobil Corp.                      35,185    1,263
                                                             -----
                Total                                        2,095
                                                             -----

            Financials (13.8%)
            Bank of America Corp.                  16,660    1,317
            The Goldman Sachs Group, Inc.          10,190      853
            SLM Corp.                              26,475    1,037
            Wells Fargo & Co.                      13,780      695
                                                             -----
                Total                                        3,902
                                                             -----

            Health Care (22.2%)
            Cardinal Health, Inc.                  11,615      747
            *Forest Laboratories, Inc.             13,760      753
            *Genentech, Inc.                       12,455      898
            Medtronic, Inc.                        34,525    1,656
            UnitedHealth Group, Inc.               39,630    1,992
            *WellPoint Health Networks, Inc.        2,190      185
                                                             -----
                Total                                        6,231
                                                             -----

            Industrials (4.4%)
            3M Co.                                  5,710      736
            United Parcel Service, Inc. -- Class B  7,975      508
                                                             -----
                Total                                        1,244
                                                             -----

            Information Technology (10.7%)
            *Electronic Arts, Inc.                 11,215      830
            Microsoft Corp.                        49,030    1,255
            Nokia Corp., ADR                       42,585      700
            QUALCOMM, Inc.                          6,690      239
                                                             -----
                Total                                        3,024
                                                             -----

                                                   Shares/    Value
           Common Stock (76.2%)                     $ Par   $ (000's)
           ----------------------------------------------------------

           Telecommunication Services (1.7%)
           Vodafone Group PLC, ADR                   24,520     482
                                                             ------
               Total                                            482
                                                             ------

               Total Common Stock
               (Cost: $20,220)                               21,493
                                                             ------

           Money Market Investments (23.8%)
           ----------------------------------------------------------

           Federal Government and Agencies (20.6%)
           Federal National Mortgage Association,
            1.12%, 7/23/03                        5,800,000   5,796
                                                             ------
               Total                                          5,796
                                                             ------

           Security Brokers and Dealers (3.2%)
           Merrill Lynch, 1.30%, 7/1/03             900,000     900
                                                             ------
               Total                                            900
                                                             ------

               Total Money Market
                Investments (Cost: $6,696)                    6,696
                                                             ------

               Total Investments (100.0%)
                (Cost $26,916)/\                             28,189
                                                             ------

               Other Assets, Less Liabilities
                (0.0%)                                           (1)
                                                             ------

               Total Net Assets (100.0%)                     28,188
                                                             ------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $26,916 and the net unrealized appreciation of investments based on that cost was $1,273 which is comprised of $1,361 aggregate gross unrealized appreciation and $88 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing

    The Accompanying Notes are an Integral Part of the Financial Statements

 Growth Stock Portfolio


--------------------------------------------------------------------------------

Objective:                             Portfolio Strategy:                                     Net Assets:
Long-term appreciation of capital with Hold a diversified mix of high quality growth stocks of $591 million
moderate risk                          medium and large companies with above-average potential
                                       for earnings growth.

                                      [CHART]

            Sector Allocation 6/30/03

Energy                                       6%
Financials                                  15%
Health Care                                 17%
Industrials                                  5%
Short-Term Investments & Other Net Assets    5%
Telecommunication Services/Other Holdings    2%
Information Technology                      15%
Materials                                    4%
Consumer Discretionary                      19%
Consumer Staples                            12%









                                    [GRAPHIC]


Top 10 Equity Holdings 6/30/03
Company                                 % of Total Net Assets
Microsoft  Corp.                              3.8%
Pfizer, Inc.                                  3.4%
Medtronic, Inc.                               2.6%
PepsiCo., Inc.                                2.4%
Wal-Mart Stores, Inc.                         2.3%
Target Corp.                                  2.1%
International Business Machines Corp.         2.0%
Exxon Mobil Corp.                             1.9%
Johnson & Johnson                             1.9%
Intel Corp.                                   1.9%


Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                         Relative Performance


             Growth Stock Portfolio  S&P 500 Index
             ----------------------  --------------
5/94             $10,000.00            $10,000.00
6/94               9,884.31              9,844.50
6/95              11,626.41             12,394.23
6/96              14,694.07             15,604.33
6/97              18,706.67             20,998.75
6/98              24,730.06             27,304.67
6/99              29,581.12             33,502.83
6/00              33,686.78             35,951.89
6/01              28,452.45             30,620.22
6/02              24,257.58             25,111.64
6/03              22,815.49             25,174.42


--------------------------------------------------------
               Average Annual Total Return
            For Periods Ended June 30, 2003

                                                Since
                         1 Year    5 Years    Inception*
--------------------------------------------------------
Growth Stock Portfolio   -5.94%    -1.60%        9.42%
S&P 500 Index             0.25%    -1.61%       10.68%
--------------------------------------------------------
*inception date of 5/03/94


The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of the Portfolio's operations). Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report..

 Growth Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                 Shares/   Value
             Common Stock (94.6%)                 $ Par  $ (000's)
             -----------------------------------------------------

             Consumer Discretionary (19.0%)
             *Abercrombie & Fitch Co. -- Class A  48,400    1,375
             *Bed Bath & Beyond, Inc.            151,500    5,880
             *Comcast Corp. -- Class A           112,384    3,392
             Fortune Brands, Inc.                191,000    9,970
             Gannett Co., Inc.                    36,000    2,765
             Harley-Davidson, Inc.               267,500   10,662
             *InterActiveCorp                     88,500    3,502
             *Kohl's Corp.                       177,500    9,120
             Lowe's Companies, Inc.              131,200    5,635
             McDonald's Corp.                    107,000    2,360
             The McGraw-Hill Companies, Inc.     147,300    9,133
             The New York Times Co. -- Class A    66,000    3,003
             Newell Rubbermaid, Inc.             308,100    8,627
             Target Corp.                        321,000   12,146
             Tribune Co.                         199,800    9,650
             *Viacom, Inc. -- Class B            177,600    7,754
             Wendy's International, Inc.         250,800    7,266
                                                          -------
                 Total                                    112,240
                                                          -------

             Consumer Staples (12.3%)
             Anheuser-Busch Companies, Inc.      166,700    8,510
             Colgate-Palmolive Co.               162,000    9,388
             *Dean Foods Co.                     174,900    5,509
             General Mills, Inc.                 115,400    5,471
             Kellogg Co.                         116,400    4,001
             Kraft Foods, Inc. -- Class A         83,800    2,728
             PepsiCo, Inc.                       314,000   13,973
             Wal-Mart Stores, Inc.               250,600   13,450
             Walgreen Co.                        321,600    9,680
                                                          -------
                 Total                                     72,710
                                                          -------

             Energy (6.2%)
             ConocoPhillips                      139,908    7,667
             EOG Resources, Inc.                 213,000    8,912
             Exxon Mobil Corp.                   318,334   11,431
             *Nabors Industries, Ltd.            100,900    3,991
             *Noble Corp.                        130,500    4,476
                                                          -------
                 Total                                     36,477
                                                          -------

             Financials (14.6%)
             American Express Co.                177,900    7,438
             American International Group, Inc.  110,500    6,097
             Citigroup, Inc.                     249,400   10,675
             Fifth Third Bancorp                 164,750    9,447
             Freddie Mac                          81,100    4,117
             The Goldman Sachs Group, Inc.        39,400    3,300
             Lehman Brothers Holdings, Inc.      118,400    7,871
             Marsh & McLennan Companies, Inc.    134,500    6,869
             Morgan Stanley                      182,900    7,819
             Principal Financial Group, Inc.     269,100    8,678
             Prudential Financial, Inc.          114,900    3,866
             Wells Fargo & Co.                   200,300   10,096
                                                          -------
                 Total                                     86,273
                                                          -------

                                                  Shares/   Value
            Common Stock (94.6%)                   $ Par  $ (000's)
            -------------------------------------------------------

            Health Care (16.6%)
            Abbott Laboratories                   141,500    6,192
            AmerisourceBergen Corp.                43,200    2,996
            *Amgen, Inc.                          154,900   10,292
            Eli Lilly and Co.                     132,700    9,152
            *Forest Laboratories, Inc.             75,000    4,106
            Johnson & Johnson                     219,900   11,369
            Medtronic, Inc.                       323,000   15,494
            Merck & Co., Inc.                      56,300    3,409
            Pfizer, Inc.                          583,950   19,941
            Teva Pharmaceutical Industries, Ltd.,
             ADR                                  170,800    9,724
            UnitedHealth Group, Inc.              112,500    5,653
                                                           -------
                Total                                       98,328
                                                           -------

            Industrials (5.4%)
            *American Standard Companies, Inc.    118,800    8,783
            Avery Dennison Corp.                   69,400    3,484
            FedEx Corp.                           135,700    8,417
            General Electric Co.                  391,400   11,226
                                                           -------
                Total                                       31,910
                                                           -------

            Information Technology (14.6%)
            *Cisco Systems, Inc.                  270,200    4,510
            *Electronic Arts, Inc.                 81,000    5,993
            First Data Corp.                      172,400    7,144
            *Fiserv, Inc.                         156,562    5,575
            Hewlett-Packard Co.                   420,300    8,952
            Intel Corp.                           544,200   11,311
            International Business Machines Corp. 143,700   11,855
            Microsoft Corp.                       886,600   22,707
            Nokia Corp., ADR                      166,000    2,727
            Texas Instruments, Inc.               313,400    5,516
                                                           -------
                Total                                       86,290
                                                           -------

            Materials (4.0%)
            Air Products and Chemicals, Inc.      228,200    9,493
            Ecolab, Inc.                          433,700   11,103
            PPG Industries, Inc.                   57,800    2,933
                                                           -------
                Total                                       23,529
                                                           -------

            Other Holdings (1.4%)
            *Nasdaq-100 Trust, Series 1            74,500    2,224
            Semiconductor HOLDRS (SM) Trust       218,900    6,201
                                                           -------
                Total                                        8,425
                                                           -------

            Telecommunication Services (0.5%)
            Vodafone Group PLC, ADR               140,300    2,757
                                                           -------
                Total                                        2,757
                                                           -------

                Total Common Stock
                (Cost: $527,234)                           558,939
                                                           -------

 Growth Stock Portfolio


                                                  Shares/     Value
           Money Market Investments (8.1%)         $ Par    $ (000's)
           ----------------------------------------------------------

           Asset Backed Security (3.4%)
           Sheffield Receivables, 1.06%, 7/25/03 20,000,000   19,986
                                                             -------
               Total                                          19,986
                                                             -------

           Federal Government and Agencies (0.7%)
           Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                        4,000,000    3,994
                                                             -------
               Total                                           3,994
                                                             -------

           Finance Services (3.3%)
           Windmill Funding Corp., 1.05%,
            7/22/03                              20,000,000   19,987
                                                             -------
               Total                                          19,987
                                                             -------

           Security Brokers and Dealers (0.7%)
           #Merrill Lynch, 1.30%, 7/1/03          4,200,000    4,200
                                                             -------
               Total                                           4,200
                                                             -------

               Total Money Market
                Investments (Cost: $48,166)                   48,167
                                                             -------

               Total Investments (102.7%)
                (Cost $575,400)/\                            607,106
                                                             -------

               Other Assets, Less Liabilities
                (-2.7%)                                      (15,846)
                                                             -------

               Total Net Assets (100.0%)                     591,260
                                                             -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $575,400 and the net unrealized appreciation of investments based on that cost was $31,706 which is comprised of $68,301 aggregate gross unrealized appreciation and $36,595 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                        Unrealized
                                                      Appreciation/
                                 Number of Expiration (Depreciation)
           Issuer (000's)        Contracts    Date       (000's)
           ---------------------------------------------------------
           S & P 500 Index
            Futures                 17       9/2003       $(108)
           (Total Notional Value
            at 6/30/2003 $4,245)

    The Accompanying Notes are an Integral Part of the Financial Statements

 Large Cap Core Stock Portfolio


--------------------------------------------------------------------------------

Objective:                               Portfolio Strategy:                                          Net Assets:
Long-term growth of capital and income,  Actively manage a portfolio of equity securities with a goal $397 million consistent with moderate investment risk of exceeding the total return of the S&P 500 Index.

                                    [CHART]

             Sector Allocation 6/30/03

Health Care                    16%
Industrials                     8%
Information Technology         16%
Materials                       4%
Telecommunications              4%
Utilities                       4%
Short-Term Investments          4%
Consumer Discretionary         10%
Consumer Staples               10%
Energy                          7%
Financials                     17%


                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                           % of Total Net Assets
Pfizer, Inc.                             3.8%
Microsoft Corp.                          3.6%
Citigroup, Inc.                          3.4%
Cisco Systems, Inc.                      2.4%
Exxon Mobil Corp.                        2.2%
General Electric Co.                     2.1%
Wal-Mart Stores, Inc.                    2.0%
International Business Machines Corp.    1.8%
Amgen, Inc.                              1.8%
Intel Corp.                              1.8%


Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                              Relative Performance

          Large Cap Core Stock Portfolio                     S&P 500 Index
5/94                $10,000.00                                 $10,000.00
6/94                  9,784.35                                   9,844.50
6/95                 11,754.13                                  12,394.23
6/96                 14,098.51                                  15,604.33
6/97                 18,640.87                                  20,998.75
6/98                 23,288.21                                  27,304.67
6/99                 27,927.48                                  33,502.83
6/00                 26,782.85                                  35,951.89
6/01                 24,528.82                                  30,620.22
6/02                 19,027.93                                  25,111.64
6/03                 18,382.79                                  26,174.42


                        Average Annual Total Return
                      For Periods Ended June 30, 2003
                                                                  Since
                                       1 Year       5 Years     Inception*
Large Cap Core Stock Portfolio        -3.39%        -4.62%        6.87%
S&P 500 Index                          0.25%        -1.61%       10.68%

*inception date of 5/03/94

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of the Portfolio's operations). Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Large Cap Core Stock Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                  Shares/   Value
             Common Stock (95.6%)                  $ Par  $ (000's)
             ------------------------------------------------------

             Consumer Discretionary (9.6%)
             *Abercrombie & Fitch Co. -- Class A   93,200   2,648
             *Bed Bath & Beyond, Inc.              52,000   2,018
             *Comcast Corp. -- Class A            154,414   4,557
             Fortune Brands, Inc.                  60,000   3,132
             Gannett Co., Inc.                     24,000   1,843
             *Jones Apparel Group, Inc.            53,100   1,554
             *Lear Corp.                           59,600   2,743
             *Liberty Media Corp. -- Class A      422,400   4,883
             McDonald's Corp.                      72,500   1,599
             Newell Rubbermaid, Inc.               61,000   1,708
             NIKE, Inc. -- Class B                 40,600   2,172
             Omnicom Group, Inc.                   30,000   2,151
             Target Corp.                          63,200   2,391
             The TJX Companies, Inc.               91,800   1,730
             *Viacom, Inc. -- Class B              67,800   2,960
                                                           ------
                 Total                                     38,089
                                                           ------

             Consumer Staples (9.8%)
             Altria Group, Inc.                   111,400   5,062
             Anheuser-Busch Companies, Inc.        73,000   3,727
             *Costco Wholesale Corp.               60,800   2,225
             *Dean Foods Co.                       67,350   2,122
             General Mills, Inc.                   57,000   2,702
             The Gillette Co.                      57,500   1,832
             PepsiCo, Inc.                        128,000   5,696
             The Procter & Gamble Co.              59,000   5,262
             Wal-Mart Stores, Inc.                144,100   7,733
             Walgreen Co.                          87,000   2,619
                                                           ------
                 Total                                     38,980
                                                           ------

             Energy (6.7%)
             Baker Hughes, Inc.                    68,200   2,289
             ConocoPhillips                        86,144   4,721
             Devon Energy Corp.                    34,100   1,821
             EOG Resources, Inc.                   94,000   3,933
             Exxon Mobil Corp.                    246,400   8,848
             *Nabors Industries, Ltd.              47,100   1,863
             *Noble Corp.                          89,600   3,073
                                                           ------
                 Total                                     26,548
                                                           ------

             Financials (16.8%)
             American International Group, Inc.    89,500   4,939
             Bank One Corp.                        94,000   3,495
             Citigroup, Inc.                      313,000  13,396
             Countrywide Financial Corp.           94,300   6,560
             Fifth Third Bancorp                   63,000   3,612
             Freddie Mac                           71,500   3,630
             The Goldman Sachs Group, Inc.         49,200   4,121
             Lehman Brothers Holdings, Inc.        85,000   5,651
             Marsh & McLennan Companies, Inc.      99,000   5,056
             Prudential Financial, Inc.           110,000   3,702
             Travelers Property Casualty Corp. --
              Class A                             242,051   3,849
             U.S. Bancorp                         165,800   4,062

                                                  Shares/   Value
            Common Stock (95.6%)                   $ Par  $ (000's)
            -------------------------------------------------------

            Financials continued
            Wells Fargo & Co.                      97,000   4,889
                                                           ------
                Total                                      66,962
                                                           ------

            Health Care (16.3%)
            Abbott Laboratories                    93,900   4,109
            AmerisourceBergen Corp.                29,000   2,011
            *Amgen, Inc.                          108,000   7,176
            Eli Lilly and Co.                      88,800   6,125
            *Forest Laboratories, Inc.             49,700   2,721
            Guidant Corp.                          58,500   2,597
            Johnson & Johnson                     126,300   6,530
            Medtronic, Inc.                       100,000   4,797
            Pfizer, Inc.                          438,912  14,988
            Teva Pharmaceutical Industries, Ltd.,
             ADR                                  113,600   6,467
            UnitedHealth Group, Inc.               75,600   3,799
            Wyeth                                  75,600   3,444
                                                           ------
                Total                                      64,764
                                                           ------

            Industrials (8.4%)
            3M Co.                                 36,500   4,707
            Avery Dennison Corp.                   34,500   1,732
            Canadian National Railway Co.          60,000   2,896
            FedEx Corp.                            50,600   3,139
            General Electric Co.                  291,900   8,371
            Honeywell International, Inc.          89,790   2,411
            Lockheed Martin Corp.                  69,000   3,282
            United Technologies Corp.              55,000   3,896
            Waste Management, Inc.                121,000   2,915
                                                           ------
                Total                                      33,349
                                                           ------

            Information Technology (15.6%)
            *Analog Devices, Inc.                  65,500   2,281
            *Cisco Systems, Inc.                  561,200   9,366
            *Dell Computer Corp.                  108,500   3,468
            First Data Corp.                      110,100   4,563
            *Fiserv, Inc.                         105,300   3,750
            Hewlett-Packard Co.                   229,602   4,891
            Intel Corp.                           345,000   7,170
            International Business Machines Corp.  87,700   7,235
            Microsoft Corp.                       555,600  14,228
            Nokia Corp., ADR                      173,830   2,856
            *Oracle Corp.                         166,400   2,000
                                                           ------
                Total                                      61,808
                                                           ------

            Materials (4.2%)
            Air Products and Chemicals, Inc.       65,700   2,733
            E. I. du Pont de Nemours and Co.       88,000   3,664
            Ecolab, Inc.                          169,000   4,327
            Monsanto Co.                          100,800   2,181
            PPG Industries, Inc.                   36,000   1,827
            Temple-Inland, Inc.                    46,900   2,012
                                                           ------
                Total                                      16,744
                                                           ------

 Large Cap Core Stock Portfolio



                                                   Shares/     Value
          Common Stock (95.6%)                      $ Par    $ (000's)
          ------------------------------------------------------------

          Telecommunication Services (4.3%)
          *AT&T Wireless Services, Inc.              265,100    2,176
          *Nextel Communications, Inc. -- Class A    212,600    3,844
          SBC Communications, Inc.                   114,000    2,913
          Verizon Communications, Inc.               163,548    6,452
          Vodafone Group PLC, ADR                     93,300    1,833
                                                              -------
              Total                                            17,218
                                                              -------

          Utilities (3.9%)
          Dominion Resources, Inc.                    65,000    4,178
          DTE Energy Co.                              50,100    1,936
          *Edison International                       70,501    1,158
          *PG&E Corp.                                178,600    3,777
          Pinnacle West Capital Corp.                116,862    4,377
                                                              -------
              Total                                            15,426
                                                              -------

              Total Common Stock
               (Cost: $387,873)                               379,888
                                                              -------

          Money Market Investments (4.3%)
          ------------------------------------------------------------

          Asset Backed Security (2.5%)
          Sheffield Receivables, 1.06%, 7/25/03   10,000,000    9,993
                                                              -------
              Total                                             9,993
                                                              -------

                                                  Shares/    Value
           Money Market Investments (4.3%)         $ Par   $ (000's)
           ---------------------------------------------------------

           Security Brokers and Dealers (1.8%)
           Merrill Lynch, 1.30%, 7/1/03          7,100,000    7,100
                                                            -------
               Total                                          7,100
                                                            -------

               Total Money Market
                Investments (Cost: $17,093)                  17,093
                                                            -------

               Total Investments (99.9%)
                (Cost $404,966)/\                           396,981
                                                            -------

               Other Assets, Less Liabilities
                (0.1%)                                          220
                                                            -------

               Total Net Assets (100.0%)                    397,201
                                                            -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $404,966 and the net unrealized depreciation of investments based on that cost was $7,985 which is comprised of $29,404 aggregate gross unrealized appreciation and $37,389 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 Capital Guardian Domestic Equity Portfolio


--------------------------------------------------------------------------------

Objective:                             Portfolio Strategy:                                    Net Assets:
Long-term growth of capital and income Invest in larger American companies that exhibit value $100 million characteristics relative to S&P 500 Index.

                                    [CHART]

          Sector Allocation 6/30/03

Industrials                        14%
Consumer                           14%
Energy                              8%
Materials                           7%
Health Care                         8%
Short-Term Investments              5%
Telecommunication Services          7%
Utilities                           8%
Information Technology              5%
Financials                         24%



                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                             % of Total Net Assets
J.P. Morgan Chase & Co.                       5.1%
Air Products and Chemicals, Inc.              4.1%
Sprint Corp.                                  4.0%
General Electric Co.                          3.1%
Bank One Corp.                                3.1%
Altria Group, Inc.                            2.9%
United Technologies Corp.                     2.8%
The Hartford Financial Services Group, Inc.   2.7%
FleetBoston Financial Corp.                   2.4%
Sabre Holdings Corp. - Class A                2.2%

Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                     [CHART]

                              Relative Performance

         Capital Guardian Domestic Equity Portfolio     S&P 500 Index
07/01                     $10,000.00                      $10,000.00
06/02                       8,766.94                        8,172.00
06/03                       8,792.34                        8,192.00

--------------------------------------------------------------------------------
                           Average Annual Total Return
                       For Periods Ended June 30, 2003

                                                              Since
                                                1 Year      Inception*
--------------------------------------------------------------------------------
Capital Guardian Domestic Equity Portfolio      0.29%        -6.50%
S&P 500 Index                                   0.25%        -9.24%
--------------------------------------------------------------------------------
*inception date of 7/31/01


The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Capital Guardian Domestic Equity Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                     Shares/   Value
         Common Stock (92.7%)                         $ Par  $ (000's)
         -------------------------------------------------------------

         Consumer Discretionary (7.5%)
         *AOL Time Warner, Inc.                       45,700     735
         *AutoNation, Inc.                            38,400     604
         Carnival Corp.                               60,700   1,974
         Ford Motor Co.                               21,300     234
         *The Interpublic Group of Companies, Inc.   108,400   1,450
         Knight-Ridder, Inc.                          18,000   1,241
         Starwood Hotels & Resorts Worldwide, Inc.    24,900     712
         The Thomson Corp.                            16,000     503
                                                              ------
             Total                                             7,453
                                                              ------

         Consumer Staples (6.0%)
         Altria Group, Inc.                           62,900   2,858
         Campbell Soup Co.                            77,100   1,889
         Kraft Foods, Inc. -- Class A                 37,000   1,204
                                                              ------
             Total                                             5,951
                                                              ------

         Energy (7.6%)
         Baker Hughes, Inc.                           46,300   1,554
         ChevronTexaco Corp.                           7,100     513
         Exxon Mobil Corp.                            19,900     715
         Royal Dutch Petroleum Co. -- NY
          Shares                                      22,600   1,054
         Shell Transport & Trading Co., PLC,
          ADR                                         40,400   1,610
         Unocal Corp.                                 73,900   2,119
                                                              ------
             Total                                             7,565
                                                              ------

         Financials (24.2%)
         *AmeriCredit Corp.                           82,100     702
         Bank One Corp.                               82,700   3,075
         Citigroup, Inc.                              13,900     595
         Everest Re Group, Ltd.                       25,400   1,943
         FleetBoston Financial Corp.                  81,200   2,412
         General Growth Properties, Inc.              20,600   1,286
         The Goldman Sachs Group, Inc.                 8,600     720
         The Hartford Financial Services Group, Inc.  53,200   2,679
         J.P. Morgan Chase & Co.                     147,500   5,043
         Lehman Brothers Holdings, Inc.                4,000     266
         The PMI Group, Inc.                          33,900     910
         State Street Corp.                           13,300     524
         Travelers Property Casualty Corp. --
          Class A                                     36,510     581
         Washington Mutual, Inc.                      49,700   2,053
         Wells Fargo & Co.                            15,900     801
         XL Capital, Ltd. -- Class A                   8,400     697
                                                              ------
             Total                                            24,287
                                                              ------

                                                 Shares/   Value
             Common Stock (92.7%)                 $ Par  $ (000's)
             -----------------------------------------------------

             Health Care (7.5%)
             Applera Corp. -- Applied Biosystems
              Group                               36,500     695
             AstraZeneca PLC ADR                  39,900   1,627
             Becton, Dickinson and Co.            49,500   1,922
             Eli Lilly and Co.                    22,800   1,573
             *Lincare Holdings, Inc.              30,500     961
             Pfizer, Inc.                         20,800     710
                                                          ------
                 Total                                     7,488
                                                          ------

             Industrials (13.6%)
             Canadian National Railway Co.         4,500     217
             Dover Corp.                          23,800     713
             Emerson Electric Co.                 13,400     685
             Fluor Corp.                          28,100     945
             General Electric Co.                107,800   3,093
             Hubbell, Inc. -- Class B             16,300     540
             Illinois Tool Works, Inc.             5,000     329
             Ingersoll-Rand Co. -- Class A        39,700   1,879
             *Navistar International Corp.        23,100     754
             Raytheon Co.                         23,200     762
             Siemens AG ADR                        5,700     278
             Tyco International, Ltd.             20,100     381
             Union Pacific Corp.                   4,600     267
             United Technologies Corp.            38,900   2,755
                                                          ------
                 Total                                    13,598
                                                          ------

             Information Technology (4.8%)
             *Cadence Design Systems, Inc.        50,100     604
             Hewlett-Packard Co.                  36,184     771
             *Polycom, Inc.                       53,700     744
             Sabre Holdings Corp. -- Class A      90,100   2,221
             *VeriSign, Inc.                      29,200     404
                                                          ------
                 Total                                     4,744
                                                          ------

             Materials (7.3%)
             Air Products and Chemicals, Inc.     97,400   4,052
             Alcoa, Inc.                           8,600     219
             Bowater, Inc.                        18,700     700
             The Dow Chemical Co.                 13,800     427
             E. I. du Pont de Nemours and Co.     26,000   1,083
             Lyondell Chemical Co.                 4,600      62
             Nucor Corp.                           3,900     191
             *Phelps Dodge Corp.                  13,800     529
                                                          ------
                 Total                                     7,263
                                                          ------

             Telecommunication Services (6.6%)
             AT&T Corp.                           49,000     943
             CenturyTel, Inc.                     13,700     477
             SBC Communications, Inc.             45,900   1,173
             Sprint Corp.                        275,400   3,966
                                                          ------
                 Total                                     6,559
                                                          ------

 Capital Guardian Domestic Equity Portfolio


                                                 Shares/   Value
             Common Stock (92.7%)                 $ Par  $ (000's)
             -----------------------------------------------------

             Utilities (7.6%)
             *The AES Corp.                      162,900   1,034
             American Electric Power Co., Inc.    22,400     668
             Duke Energy Corp.                    64,200   1,281
             *Kinder Morgan Management, LLC.      25,967     973
             NiSource, Inc.                       84,200   1,600
             Pinnacle West Capital Corp.          55,500   2,078
                                                          ------
                 Total                                     7,634
                                                          ------

                 Total Common Stock
                  (Cost: $91,170)                         92,542
                                                          ------

             Preferred Stock (1.8%)
             -----------------------------------------------------

             Consumer Discretionary (0.9%)
             Ford Motor Company Capital Trust II  22,500     976
                                                          ------
                 Total                                       976
                                                          ------

             Materials (0.9%)
             Phelps Dodge Corp.                    8,600     851
                                                          ------
                 Total                                       851
                                                          ------

                 Total Preferred Stock
                  (Cost: $1,947)                           1,827
                                                          ------

                                                  Shares/ $   Value
           Money Market Investments (5.3%)           Par    $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies (4.1%)
           Federal Home Loan Mortgage Corp.,
            0.96%, 7/22/03                        1,600,000   1,599
           Federal National Mortgage Association,
            0.95%, 7/24/03                        2,500,000   2,499
                                                             ------
               Total                                          4,098
                                                             ------

           Short Term Business Credit (1.2%)
           Old Line Funding Corp, 1.17%, 7/16/03  1,200,000   1,199
                                                             ------
               Total                                          1,199
                                                             ------

               Total Money Market
                Investments (Cost: $5,297)                    5,297
                                                             ------

               Total Investments (99.8%)
                (Cost $98,414)/\                             99,666
                                                             ------

               Other Assets, Less Liabilities
                (0.2%)                                          202
                                                             ------

               Total Net Assets (100.0%)                     99,868
                                                             ------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $98,414 and the net unrealized appreciation of investments based on that cost was $1,252 which is comprised of $6,909 aggregate gross unrealized appreciation and $5,657 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

* Non-Income Producing
    The Accompanying Notes are an Integral Part of the Financial Statements

 T. Rowe Price Equity Income Portfolio


--------------------------------------------------------------------------------

Objective:                              Portfolio Strategy:                                       Net Assets:
Long-term growth of capital and income. Invest in the equity securities of established companies. $30 million

                                    [CHART]

          Sector Allocation 6/30/03

Health Care                                   9%
Industrials                                  15%
Information Technology                        4%
Materials                                     5%
Telecommunication Services                    6%
Utilities                                     5%
Short-Term Investments & Other Net Assets     5%
Consumer Discretionary                       16%
Consumer Staples                              7%
Energy                                       10%
Financials                                   18%


                                    [GRAPHIC]

Top 10 Equity Holdings 6/30/03

Company                                         % of Total Net Assets
Merck & Co., Inc.                                        2.5%
Exxon Mobil Corp.                                        2.1%
Verizon Communication, Inc.                              2.0%
ChevronTexaco Corp.                                      1.9%
General Electric Co.                                     1.8%
Bristol-Myers Squibb Co.                                 1.7%
Honeywell International, Inc.                            1.7%
AOL Time Warner, Inc.                                    1.5%
Wyeth                                                    1.4%
Bank One Corp.                                           1.4%



Sector Allocation is based on Net Assets.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

                              Relative Performance

            T Rowe Price Equity Income Portfolio    S&P 500 Index
5/03                  $10,000.00                      $10,000.00
6/03                   10,790.00                       10,667.00

                         Average Annual Total Return
                      For Periods Ended June 30, 2003
                                                           Since
                                                        Inception#
T Rowe Price Equity Income Portfolio                       7.90%
S&P 500 Index                                              6.67%

#inception date of 5/1/03, returns not annualized

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 5/1/03 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 T. Rowe Price Equity Income Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)


                                                    Shares/   Value
          Common Stock (94.8%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Consumer Discretionary (16.2%)
          *AOL Time Warner, Inc.                    27,100      436
          The Black & Decker Corp.                   2,800      122
          *Comcast Corp. -- Class A                  9,800      296
          Dow Jones & Company, Inc.                  8,000      344
          Eastman Kodak Co.                          8,700      238
          Ford Motor Co.                            10,200      112
          Fortune Brands, Inc.                       5,200      271
          Genuine Parts Co.                          6,100      195
          Hasbro, Inc.                              13,100      229
          Hilton Hotels Corp.                       14,200      182
          The Home Depot, Inc.                      11,400      378
          J.C. Penney Co., Inc.                      2,000       34
          Knight-Ridder, Inc.                        4,500      310
          The May Department Stores Co.              7,600      169
          McDonald's Corp.                          17,300      382
          The New York Times Co. -- Class A          2,200      100
          The Reader's Digest Association, Inc.      7,200       97
          The Stanley Works                          4,800      132
          Starwood Hotels & Resorts Worldwide, Inc.  9,500      272
          *Toys "R" Us, Inc.                        13,500      164
          The Walt Disney Co.                       18,400      363
                                                              -----
              Total                                           4,826
                                                              -----

          Consumer Staples (6.7%)
          Altria Group, Inc.                         4,700      214
          Brown-Forman Corp. -- Class B              2,600      204
          Campbell Soup Co.                         10,800      264
          The Clorox Co.                             4,500      192
          General Mills, Inc.                        4,400      209
          The Gillette Co.                           6,300      201
          Hershey Foods Corp.                        1,100       77
          Kellogg Co.                                2,400       82
          Kimberly-Clark Corp.                       5,100      265
          McCormick & Co., Inc.                      2,600       71
          UST, Inc.                                  6,700      235
                                                              -----
              Total                                           2,014
                                                              -----

          Energy (9.7%)
          Amerada Hess Corp.                         6,100      300
          Baker Hughes, Inc.                         3,200      107
          BP Amoco PLC, ADR                          8,100      340
          ChevronTexaco Corp.                        7,900      571
          Exxon Mobil Corp.                         17,500      629
          Marathon Oil Corp.                         5,400      142
          Royal Dutch Petroleum Co. -- NY Shares     8,300      387
          Schlumberger, Ltd.                         4,000      190
          Unocal Corp.                               8,300      238
                                                              -----
              Total                                           2,904
                                                              -----

                                                  Shares/   Value
            Common Stock (94.8%)                   $ Par  $ (000's)
            -------------------------------------------------------

            Financials (17.9%)
            American Express Co.                   8,600      360
            American International Group, Inc.     3,000      166
            Aon Corp.                              4,300      104
            Bank of America Corp.                  3,900      308
            Bank One Corp.                        10,900      404
            The Chubb Corp.                        4,400      264
            Citigroup, Inc.                        5,900      253
            Fannie Mae                             3,600      243
            FleetBoston Financial Corp.           12,400      368
            J.P. Morgan Chase & Co.                8,500      291
            John Hancock Financial Services, Inc.  3,394      104
            Lincoln National Corp.                 7,476      266
            Mellon Financial Corp.                10,300      286
            Mercantile Bankshares Corp.            5,300      209
            Moody's Corp.                          2,600      137
            National City Corp.                    5,000      164
            Northern Trust Corp.                   4,100      171
            Prudential Financial, Inc.             2,400       81
            SAFECO Corp.                           8,700      307
            Simon Property Group, Inc.             5,300      207
            The St. Paul Companies, Inc.           5,700      208
            UnumProvident Corp.                   16,000      215
            Wells Fargo & Co.                      3,700      186
            Wilmington Trust Corp.                 2,400       70
                                                            -----
                Total                                       5,372
                                                            -----

            Health Care (9.3%)
            Abbott Laboratories                    4,200      184
            Baxter International, Inc.             9,000      234
            Becton, Dickinson and Co.              4,100      159
            Bristol-Myers Squibb Co.              18,900      513
            CIGNA Corp.                            5,100      239
            Merck & Co., Inc.                     12,300      744
            Schering-Plough Corp.                 16,000      298
            Wyeth                                  9,100      415
                                                            -----
                Total                                       2,786
                                                            -----

            Industrials (14.6%)
            The Boeing Co.                         4,600      158
            Cooper Industries, Ltd. -- Class A     9,600      396
            *The Dun & Bradstreet Corp.            3,500      144
            Eaton Corp.                            1,900      149
            Emerson Electric Co.                   3,100      158
            General Electric Co.                  18,600      534
            Honeywell International, Inc.         18,700      502
            Hubbell, Inc. -- Class B               5,300      175
            Lockheed Martin Corp.                  2,900      138
            Norfolk Southern Corp.                10,600      204
            Pall Corp.                            11,800      266
            R.R. Donnelley & Sons Co.              4,700      123
            Raytheon Co.                           4,900      161
            Rockwell Automation, Inc.              7,400      176
            Rockwell Collins, Inc.                11,500      283
            Tyco International, Ltd.               6,100      116
            Union Pacific Corp.                    6,500      377
            Waste Management, Inc.                12,400      299
                                                            -----
                Total                                       4,359
                                                            -----

 T. Rowe Price Equity Income Portfolio


                                                    Shares/   Value
          Common Stock (94.8%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Information Technology (4.3%)
          *Agere Systems, Inc.                      21,500       50
          *Cisco Systems, Inc.                       8,300      139
          Hewlett-Packard Co.                       18,100      385
          *Lucent Technologies, Inc.                26,700       54
          Microsoft Corp.                            9,800      251
          Motorola, Inc.                            20,900      197
          Texas Instruments, Inc.                    7,900      139
          *Xerox Corp.                               5,100       54
                                                             ------
              Total                                           1,269
                                                             ------

          Materials (5.2%)
          Alcoa, Inc.                                1,800       46
          The Dow Chemical Co.                       9,500      294
          E. I. du Pont de Nemours and Co.           8,100      337
          Great Lakes Chemical Corp.                 4,500       92
          *Hercules, Inc.                           12,800      127
          International Flavors & Fragrances, Inc.   6,100      195
          International Paper Co.                   10,500      375
          MeadWestvaco Corp.                         3,200       79
                                                             ------
              Total                                           1,545
                                                             ------

          Telecommunication Services (6.3%)
          ALLTEL Corp.                               5,800      280
          AT&T Corp.                                10,200      196
          *Qwest Communications International, Inc. 51,400      246
          SBC Communications, Inc.                  13,300      340
          Sprint Corp.                              15,700      226
          Verizon Communications, Inc.              15,100      595
                                                             ------
              Total                                           1,883
                                                             ------

          Utilities (4.6%)
          Constellation Energy Group, Inc.           8,900      306
          Duke Energy Corp.                         12,200      244
          El Paso Corp.                             10,900       88
          FirstEnergy Corp.                          4,500      173
          NiSource, Inc.                            12,700      241
          PPL Corp.                                  1,884       81
          TXU Corp.                                 10,400      233
                                                             ------
              Total                                           1,366
                                                             ------

              Total Common Stock
               (Cost: $26,425)                               28,324
                                                             ------

                                                      Shares/   Value
         Preferred Stock (0.8%)                        $ Par  $ (000's)
         --------------------------------------------------------------

         Consumer Discretionary (0.2%)
         Ford Motor Company Capital Trust II            1,400      61
                                                               ------
             Total                                                 61
                                                               ------

         Information Technology (0.6%)
         Lucent Technologies                            1,650     169
                                                               ------
             Total                                                169
                                                               ------

             Total Preferred Stock (Cost: $219)                   230
                                                               ------

         Money Market Investments (2.5%)
         --------------------------------------------------------------

         Other Holdings (2.5%)
         Reserve Investment Fund                      747,327     747
                                                               ------

             Total Money Market
              Investments (Cost: $747)                            747
                                                               ------

             Total Investments (98.1%)
              (Cost $27,391)/\                                 29,301
                                                               ------

             Other Assets, Less Liabilities (1.9%)                555
                                                               ------

             Total Net Assets (100.0%)                         29,856
                                                               ------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $27,391 and the net unrealized appreciation of investments based on that cost was $1,910 which is comprised of $2,118 aggregate gross unrealized appreciation and $208 aggregate gross unrealized depreciation.

  ADR -- American Depository Receipt

* Non-Income Producing

    The Accompanying Notes are an Integral Part of the Financial Statements

 Index 500 Stock Portfolio


--------------------------------------------------------------------------------

Objective:                             Portfolio Strategy:                               Net Assets:
Long-term capital appreciation through Invest in a portfolio designed to approximate the $1.5 billion cost-effective participation in broad  composition and returns of the S&P 500 Index.
market performance

                                    [CHART]

                               Sector Allocation
                                    6/30/03

Financials                                20%
Health Care                               15%
Information Technology                    16%
Industrials                               10%
Consumer Discretionary                    11%
Consumer Staples                          12%
Energy                                     6%
Telecommunication Services                 4%
Materials                                  3%
Utilities                                  3%

                                    [GRAPHIC]


Top 10 Equity Holdings 6/30/03

Company                                        % of Total Net Assets
General Electric Co.                                    3.1%
Microsoft Corp.                                         3.0%
Pfizer, Inc.                                            3.0%
Exxon Mobil Corp.                                       2.6%
Wal-Mart Stores, Inc.                                   2.6%
Citigroup, Inc.                                         2.4%
Johnson & Johnson                                       1.7%
American International Group, Inc.                      1.6%
International Business Machines Corp.                   1.5%
Intel Corp.                                             1.5%



Sector Allocation is based on equities.
Sector Allocation and Top 10 Holdings are subject to change.
                                    [CHART]

          Index 500 Stock Portfolio        S&P 500 Index
          -------------------------        -------------
6/93              $10,000.00                $10,000.00
6/94               10,097.90                 10,130.00
6/95               12,714.10                 12,753.67
6/96               16,005.82                 16,056.87
6/97               21,517,90                 21,607.73
6/98               27,982.03                 28,096.53
6/99               34,389.48                 34,474.45
6/00               36,880.50                 36,994.53
6/01               31,597.61                 31,508.24
6/02               25,828.82                 25,839.91
6/03               25,899.26                 25,904.51



                        Average Annual Total Return
                      For Periods Ended June 30, 2003

                                 1 Year         5 Years      10 Years
Index 500 Stock Portfolio        0.27%          -1.54%        10.00%
S&P 500 Index                    0.25%          -1.61%        10.03%

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The index cannot be invested in directly and does not include sales charges.

"Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index", "Standard & Poor's MidCap 400 Index", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 6/30/93. Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Index 500 Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                    Shares/   Value
          Common Stock (98.2%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Consumer Discretionary (10.9%)
          *American Greetings Corp. -- Class A       10,900     214
          *AOL Time Warner, Inc.                    737,500  11,866
          *AutoNation, Inc.                          47,800     751
          *AutoZone, Inc.                            16,025   1,217
          *Bed Bath & Beyond, Inc.                   48,500   1,882
          *Best Buy Co., Inc.                        53,050   2,330
          *Big Lots, Inc.                            19,200     289
          The Black & Decker Corp.                   13,000     565
          Brunswick Corp.                            14,900     373
          Carnival Corp.                            103,709   3,372
          Centex Corp.                               10,200     793
          Circuit City Stores, Inc.                  34,700     305
          *Clear Channel Communications, Inc.       101,050   4,284
          *Comcast Corp. -- Class A                 380,770  11,492
          Cooper Tire & Rubber Co.                   12,100     213
          Dana Corp.                                 24,550     284
          Darden Restaurants, Inc.                   28,150     534
          Delphi Automotive Systems Corp.            92,287     796
          Dillard's, Inc. -- Class A                 13,964     188
          Dollar General Corp.                       54,948   1,003
          Dow Jones & Company, Inc.                  13,520     582
          Eastman Kodak Co.                          48,183   1,318
          *eBay, Inc.                                50,900   5,303
          Family Dollar Stores, Inc.                 28,400   1,083
          Federated Department Stores, Inc.          31,351   1,155
          Ford Motor Co.                            302,794   3,328
          Fortune Brands, Inc.                       24,667   1,288
          Gannett Co., Inc.                          44,050   3,383
          The Gap, Inc.                             145,775   2,735
          General Motors Corp.                       92,427   3,327
          Genuine Parts Co.                          28,800     922
          *The Goodyear Tire & Rubber Co.            28,900     152
          Harley-Davidson, Inc.                      49,900   1,989
          *Harrah's Entertainment, Inc.              18,450     742
          Hasbro, Inc.                               28,525     499
          Hilton Hotels Corp.                        62,050     794
          The Home Depot, Inc.                      383,694  12,709
          *International Game Technology             14,000   1,433
          *The Interpublic Group of Companies, Inc.  63,600     851
          J.C. Penney Co., Inc.                      44,250     746
          Johnson Controls, Inc.                     14,700   1,258
          *Jones Apparel Group, Inc.                 21,300     623
          KB Home                                     7,900     490
          Knight-Ridder, Inc.                        13,450     927
          *Kohl's Corp.                              55,667   2,860
          Leggett & Platt, Inc.                      32,133     659
          The Limited, Inc.                          86,305   1,338
          Liz Claiborne, Inc.                        17,600     620
          Lowe's Companies, Inc.                    128,850   5,534
          Marriott International, Inc. -- Class A    38,600   1,483
          Mattel, Inc.                               72,088   1,364
          The May Department Stores Co.              47,550   1,058
          Maytag Corp.                               12,833     313
          McDonald's Corp.                          209,378   4,619

                                                    Shares/   Value
          Common Stock (98.2%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Consumer Discretionary continued
          The McGraw-Hill Companies, Inc.            31,960    1,982
          Meredith Corp.                              8,200      361
          The New York Times Co. -- Class A          24,970    1,136
          Newell Rubbermaid, Inc.                    44,092    1,235
          NIKE, Inc. -- Class B                      43,600    2,332
          Nordstrom, Inc.                            22,367      437
          *Office Depot, Inc.                        50,857      738
          Omnicom Group, Inc.                        31,000    2,223
          Pulte Corp.                                10,100      623
          RadioShack Corp.                           27,800      731
          *Reebok International, Ltd.                 9,900      333
          Sears, Roebuck & Co.                       52,150    1,754
          The Sherwin-Williams Co.                   24,713      664
          Snap-On, Inc.                               9,617      279
          The Stanley Works                          14,550      402
          *Staples, Inc.                             78,100    1,433
          *Starbucks Corp.                           63,950    1,568
          Starwood Hotels & Resorts Worldwide, Inc.  33,000      943
          Target Corp.                              149,957    5,674
          Tiffany & Co.                              23,967      783
          The TJX Companies, Inc.                    86,700    1,633
          *Toys "R" Us, Inc.                         35,050      425
          Tribune Co.                                50,236    2,426
          Tupperware Corp.                            9,600      138
          *Univision Communications, Inc. --
           Class A                                   37,800    1,149
          V. F. Corp.                                17,957      611
          *Viacom, Inc. -- Class B                  290,548   12,686
          Visteon Corp.                              21,283      146
          The Walt Disney Co.                       336,957    6,655
          Wendy's International, Inc.                19,050      552
          Whirlpool Corp.                            11,250      717
          *Yum! Brands, Inc.                         48,780    1,442
                                                             -------
              Total                                          164,447
                                                             -------

          Consumer Staples (11.5%)
          Adolph Coors Co. -- Class B                 6,000      294
          Alberto-Culver Co. -- Class B               9,600      491
          Albertson's, Inc.                          62,554    1,201
          Altria Group, Inc.                        341,322   15,510
          Anheuser-Busch Companies, Inc.            141,249    7,211
          Archer-Daniels-Midland Co.                106,503    1,371
          Avon Products, Inc.                        38,800    2,413
          Brown-Forman Corp. -- Class B               9,909      779
          Campbell Soup Co.                          67,722    1,659
          The Clorox Co.                             36,250    1,546
          The Coca-Cola Co.                         408,975   18,981
          Coca-Cola Enterprises, Inc.                74,100    1,345
          Colgate-Palmolive Co.                      88,822    5,147
          ConAgra Foods, Inc.                        88,567    2,090
          *Costco Wholesale Corp.                    75,164    2,751
          CVS Corp.                                  64,867    1,818
          General Mills, Inc.                        60,867    2,886
          The Gillette Co.                          172,235    5,487

 Index 500 Portfolio


                                                  Shares/    Value
            Common Stock (98.2%)                   $ Par   $ (000's)
            --------------------------------------------------------

            Consumer Staples continued
            H.J. Heinz Co.                          58,017    1,913
            Hershey Foods Corp.                     22,450    1,564
            Kellogg Co.                             67,357    2,315
            Kimberly-Clark Corp.                    84,856    4,424
            *The Kroger Co.                        125,905    2,100
            McCormick & Co., Inc.                   23,100      628
            The Pepsi Bottling Group, Inc.          46,300      927
            PepsiCo, Inc.                          284,930   12,679
            The Procter & Gamble Co.               213,305   19,024
            R.J. Reynolds Tobacco Holdings, Inc.    14,000      521
            *Safeway, Inc.                          72,800    1,489
            Sara Lee Corp.                         129,135    2,429
            SUPERVALU, Inc.                         22,050      470
            SYSCO Corp.                            107,825    3,239
            UST, Inc.                               27,667      969
            Wal-Mart Stores, Inc.                  728,200   39,083
            Walgreen Co.                           169,046    5,088
            Winn-Dixie Stores, Inc.                 23,250      286
            Wm. Wrigley Jr. Co.                     37,167    2,090
                                                            -------
                Total                                       174,218
                                                            -------

            Energy (5.7%)
            Amerada Hess Corp.                      14,700      723
            Anadarko Petroleum Corp.                41,062    1,826
            Apache Corp.                            26,423    1,719
            Ashland, Inc.                           11,300      347
            Baker Hughes, Inc.                      55,630    1,867
            *BJ Services Co.                        26,000      971
            Burlington Resources, Inc.              33,183    1,794
            ChevronTexaco Corp.                    176,257   12,726
            ConocoPhillips                         111,710    6,122
            Devon Energy Corp.                      38,000    2,029
            EOG Resources, Inc.                     19,060      797
            Exxon Mobil Corp.                    1,110,156   39,867
            Halliburton Co.                         71,969    1,655
            Kerr-McGee Corp.                        16,605      744
            Marathon Oil Corp.                      51,509    1,357
            *Nabors Industries, Ltd.                23,850      943
            *Noble Corp.                            22,050      756
            Occidental Petroleum Corp.              62,320    2,091
            Rowan Companies, Inc.                   15,450      346
            Schlumberger, Ltd.                      96,067    4,570
            Sunoco, Inc.                            12,550      474
            *Transocean Sedco Forex, Inc.           52,651    1,157
            Unocal Corp.                            42,567    1,221
                                                            -------
                Total                                        86,102
                                                            -------

            Financials (20.2%)
            ACE, Ltd.                               43,300    1,485
            AFLAC, Inc.                             85,150    2,618
            The Allstate Corp.                     115,928    4,133
            Ambac Financial Group, Inc.             17,500    1,159
            American Express Co.                   216,875    9,068
            American International Group, Inc.     430,330   23,746
            AmSouth Bancorporation                  58,655    1,281
            Aon Corp.                               51,100    1,230
            Apartment Investment and Management
             Co. -- Class A                         15,500      536

                                                   Shares/   Value
            Common Stock (98.2%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Financials continued
            Bank of America Corp.                  247,901  19,592
            The Bank of New York Co., Inc.         126,453   3,636
            Bank One Corp.                         192,086   7,142
            BB&T Corp.                              77,700   2,665
            The Bear Stearns Companies, Inc.        16,395   1,187
            Capital One Financial Corp.             36,600   1,800
            The Charles Schwab Corp.               221,639   2,236
            Charter One Financial, Inc.             37,320   1,164
            The Chubb Corp.                         28,250   1,695
            Cincinnati Financial Corp.              26,680     990
            Citigroup, Inc.                        848,148  36,300
            Comerica, Inc.                          28,850   1,342
            Countrywide Financial Corp.             20,800   1,447
            Equity Office Properties Trust          67,900   1,834
            Equity Residential Properties Trust     44,700   1,160
            Fannie Mae                             164,148  11,070
            Federated Investors Inc. -- Class B     18,200     499
            Fifth Third Bancorp                     95,334   5,466
            First Tennessee National Corp.          20,700     909
            FleetBoston Financial Corp.            173,205   5,146
            Franklin Resources, Inc.                42,450   1,659
            Freddie Mac                            114,786   5,828
            Golden West Financial Corp.             25,350   2,028
            The Goldman Sachs Group, Inc.           77,900   6,524
            The Hartford Financial Services
             Group, Inc.                            46,150   2,324
            Huntington Bancshares, Inc.             38,842     758
            J.P. Morgan Chase & Co.                329,348  11,257
            Janus Capital Group, Inc.               39,429     647
            Jefferson-Pilot Corp.                   23,634     980
            John Hancock Financial Services, Inc.   47,500   1,460
            KeyCorp                                 70,075   1,771
            Lehman Brothers Holdings, Inc.          40,022   2,661
            Lincoln National Corp.                  29,240   1,042
            Loews Corp.                             30,567   1,446
            Marsh & McLennan Companies, Inc.        88,580   4,524
            Marshall & Ilsley Corp.                 36,000   1,101
            MBIA, Inc.                              23,950   1,168
            MBNA Corp.                             210,815   4,393
            Mellon Financial Corp.                  71,068   1,972
            Merrill Lynch & Co., Inc.              153,000   7,142
            MetLife, Inc.                          125,436   3,552
            MGIC Investment Corp.                   16,600     774
            Moody's Corp.                           24,975   1,316
            Morgan Stanley                         178,713   7,640
            National City Corp.                    100,897   3,300
            North Fork Bancorporation, Inc.         26,600     906
            Northern Trust Corp.                    36,450   1,523
            Plum Creek Timber Co., Inc.             30,500     791
            The PNC Financial Services Group, Inc.  46,867   2,288
            Principal Financial Group, Inc.         52,800   1,703
            The Progressive Corp.                   35,900   2,624
            *Providian Financial Corp.              47,657     441
            Prudential Financial, Inc.              93,400   3,143
            Regions Financial Corp.                 36,486   1,232
            SAFECO Corp.                            22,850     806
            Simon Property Group, Inc.              30,400   1,187
            SLM Corp.                               75,942   2,975

 Index 500 Portfolio


                                                   Shares/    Value
           Common Stock (98.2%)                     $ Par   $ (000's)
           ----------------------------------------------------------

           Financials continued
           SouthTrust Corp.                          56,967    1,550
           The St. Paul Companies, Inc.              37,372    1,364
           State Street Corp.                        54,800    2,159
           SunTrust Banks, Inc.                      46,633    2,767
           Synovus Financial Corp.                   50,250    1,080
           T. Rowe Price Group, Inc.                 20,200      763
           Torchmark Corp.                           19,550      728
           Travelers Property Casualty -- Class B   165,947    2,617
           U.S. Bancorp                             316,021    7,743
           Union Planters Corp.                      32,637    1,013
           UnumProvident Corp.                       47,431      636
           Wachovia Corp.                           224,381    8,966
           Washington Mutual, Inc.                  156,187    6,451
           Wells Fargo & Co.                        279,080   14,066
           XL Capital, Ltd. -- Class A               22,400    1,859
           Zions Bancorporation                      15,000      759
                                                             -------
               Total                                         303,943
                                                             -------

           Health Care (14.6%)
           Abbott Laboratories                      257,950   11,288
           Aetna, Inc.                               24,877    1,498
           Allergan, Inc.                            21,367    1,647
           AmerisourceBergen Corp.                   18,200    1,262
           *Amgen, Inc.                             212,317   14,106
           *Anthem, Inc.                             23,300    1,798
           Applera Corp. -- Applied Biosystems
            Group                                    34,533      657
           Bausch & Lomb, Inc.                        8,800      330
           Baxter International, Inc.                97,900    2,545
           Becton, Dickinson and Co.                 42,050    1,634
           *Biogen, Inc.                             24,600      935
           Biomet, Inc.                              42,745    1,225
           *Boston Scientific Corp.                  67,286    4,111
           Bristol-Myers Squibb Co.                 319,608    8,677
           C. R. Bard, Inc.                           8,550      610
           Cardinal Health, Inc.                     74,625    4,798
           *Chiron Corp.                             30,822    1,348
           CIGNA Corp.                               23,029    1,081
           Eli Lilly and Co.                        185,306   12,781
           *Forest Laboratories, Inc.                59,866    3,278
           *Genzyme Corp.                            35,400    1,480
           Guidant Corp.                             50,588    2,246
           HCA, Inc.                                 84,711    2,714
           Health Management Associates, Inc. --
            Class A                                  39,400      727
           *Humana, Inc.                             26,800      405
           IMS Health, Inc.                          40,267      724
           Johnson & Johnson                        490,037   25,334
           *King Pharmaceuticals, Inc.               39,766      587
           *Manor Care, Inc.                         14,800      370
           McKesson HBOC, Inc.                       48,005    1,716
           *Medlmmune, Inc.                          41,500    1,509
           Medtronic, Inc.                          201,200    9,652
           Merck & Co., Inc.                        370,420   22,429
           *Millipore Corp.                           8,000      355
           Pfizer, Inc.                           1,315,234   44,914
           *Quest Diagnostics, Inc.                  17,400    1,110
           *Quintiles Transnational Corp.            19,500      277

                                                 Shares/    Value
             Common Stock (98.2%)                 $ Par   $ (000's)
             ------------------------------------------------------

             Health Care continued
             Schering-Plough Corp.                241,950    4,500
             *St. Jude Medical, Inc.               29,300    1,685
             Stryker Corp.                         32,650    2,265
             *Tenet Healthcare Corp.               78,150      910
             UnitedHealth Group, Inc.             100,072    5,029
             *Watson Pharmaceuticals, Inc.         17,600      711
             *WellPoint Health Networks, Inc.      24,500    2,065
             Wyeth                                218,729    9,963
             *Zimmer Holdings, Inc.                32,137    1,448
                                                           -------
                 Total                                     220,734
                                                           -------

             Industrials (10.2%)
             3M Co.                                64,388    8,305
             *Allied Waste Industries, Inc.        34,550      347
             *American Power Conversion Corp.      32,350      504
             *American Standard Companies, Inc.    12,000      887
             *Apollo Group, Inc. -- Class A        28,800    1,779
             Avery Dennison Corp.                  18,150      911
             The Boeing Co.                       138,676    4,759
             Burlington Northern Santa Fe Corp.    61,885    1,760
             Caterpillar, Inc.                     56,788    3,161
             *Cendant Corp.                       169,933    3,113
             Cintas Corp.                          28,133      997
             Cooper Industries, Ltd. -- Class A    15,400      636
             Crane Co.                              9,775      221
             CSX Corp.                             35,450    1,067
             Cummins, Inc.                          6,800      244
             Danaher Corp.                         25,100    1,708
             Deere & Co.                           39,460    1,803
             Delta Air Lines, Inc.                 20,367      299
             Deluxe Corp.                           9,451      423
             Dover Corp.                           33,367    1,000
             Eaton Corp.                           12,200      959
             Emerson Electric Co.                  69,450    3,549
             Equifax, Inc.                         23,500      611
             FedEx Corp.                           49,220    3,053
             Fluor Corp.                           13,300      447
             General Dynamics Corp.                33,100    2,400
             General Electric Co.               1,641,706   47,085
             Goodrich Corp.                        19,400      407
             H&R Block, Inc.                       29,450    1,274
             Honeywell International, Inc.        141,150    3,790
             Illinois Tool Works, Inc.             50,700    3,339
             Ingersoll-Rand Co. -- Class A         27,880    1,319
             ITT Industries, Inc.                  15,100      988
             Lockheed Martin Corp.                 75,208    3,578
             Masco Corp.                           81,200    1,937
             *McDermott International, Inc.        10,500       66
             *Monster Worldwide, Inc.              18,367      362
             *Navistar International Corp.         11,250      367
             Norfolk Southern Corp.                64,157    1,232
             Northrop Grumman Corp.                30,110    2,598
             PACCAR, Inc.                          19,105    1,291
             Pall Corp.                            20,250      456
             Parker-Hannifin Corp.                 19,475      818
             Pitney Bowes, Inc.                    39,037    1,499
             *Power-One, Inc.                      13,200       94
             R.R. Donnelley & Sons Co.             18,734      490

 Index 500 Portfolio


                                                   Shares/    Value
          Common Stock (98.2%)                      $ Par   $ (000's)
          -----------------------------------------------------------

          Industrials continued
          Raytheon Co.                               67,000    2,200
          *Robert Half International, Inc.           28,640      542
          Rockwell Automation, Inc.                  30,650      731
          Rockwell Collins, Inc.                     29,650      730
          Ryder System, Inc.                         10,300      264
          Southwest Airlines Co.                    127,767    2,198
          Textron, Inc.                              22,450      876
          *Thomas & Betts Corp.                       9,600      139
          Tyco International, Ltd.                  329,308    6,250
          Union Pacific Corp.                        41,860    2,429
          United Parcel Service, Inc. -- Class B    185,400   11,811
          United Technologies Corp.                  77,567    5,494
          W.W. Grainger, Inc.                        15,100      706
          Waste Management, Inc.                     98,185    2,365
                                                             -------
              Total                                          154,668
                                                             -------

          Information Technology (15.8%)
          *ADC Telecommunications, Inc.             132,250      308
          Adobe Systems, Inc.                        38,125    1,223
          *Advanced Micro Devices, Inc.              56,700      363
          *Agilent Technologies, Inc.                77,037    1,506
          *Altera Corp.                              63,111    1,035
          *Analog Devices, Inc.                      60,057    2,091
          *Andrew Corp.                              16,237      149
          *Apple Computer, Inc.                      59,500    1,138
          *Applied Materials, Inc.                  272,300    4,319
          *Applied Micro Circuits Corp.              50,100      303
          Autodesk, Inc.                             18,734      303
          Automatic Data Processing, Inc.            98,950    3,350
          *Avaya, Inc.                               61,516      397
          *BMC Software, Inc.                        38,460      628
          *Broadcom Corp. -- Class A                 45,500    1,133
          *CIENA Corp.                               77,500      402
          *Cisco Systems, Inc.                    1,173,300   19,582
          *Citrix Systems, Inc.                      28,220      575
          Computer Associates International, Inc.    94,792    2,112
          *Computer Sciences Corp.                   30,850    1,176
          *Compuware Corp.                           62,357      360
          *Comverse Technology, Inc.                 31,000      466
          *Concord EFS, Inc.                         83,900    1,235
          *Convergys Corp.                           28,650      458
          *Corning, Inc.                            197,800    1,462
          *Dell Computer Corp.                      425,533   13,600
          *Electronic Arts, Inc.                     23,600    1,746
          Electronic Data Systems Corp.              78,567    1,685
          *EMC Corp.                                362,874    3,799
          First Data Corp.                          124,126    5,144
          *Fiserv, Inc.                              31,525    1,123
          *Gateway, Inc.                             53,450      195
          Hewlett-Packard Co.                       503,626   10,727
          Intel Corp.                             1,092,963   22,716
          International Business Machines Corp.     278,839   23,004
          *Intuit, Inc.                              33,900    1,510
          *Jabil Circuit, Inc.                       32,667      722
          *JDS Uniphase Corp.                       233,500      820
          *KLA-Tencor Corp.                          31,400    1,460
          *Lexmark International Group, Inc. --
           Class A                                   20,800    1,472

                                                Shares/    Value
              Common Stock (98.2%)               $ Par   $ (000's)
              ----------------------------------------------------

              Information Technology continued
              Linear Technology Corp.             51,650    1,664
              *LSI Logic Corp.                    61,300      434
              *Lucent Technologies, Inc.         682,536    1,386
              Maxim Integrated Products, Inc.     53,300    1,822
              *Mercury Interactive Corp.          13,900      537
              *Micron Technology, Inc.           100,250    1,166
              Microsoft Corp.                  1,765,500   45,214
              Molex, Inc.                         31,650      854
              Motorola, Inc.                     379,577    3,579
              *National Semiconductor Corp.       29,943      590
              *NCR Corp.                          16,100      412
              *Network Appliance, Inc.            56,000      908
              *Novell, Inc.                       60,800      187
              *Novellus Systems, Inc.             24,700      905
              *Nvidia Corp.                       26,000      598
              *Oracle Corp.                      869,325   10,449
              *Parametric Technology Corp.        43,280      132
              Paychex, Inc.                       62,035    1,818
              *PeopleSoft, Inc.                   51,600      908
              PerkinElmer, Inc.                   20,800      287
              *PMC-Sierra, Inc.                   27,600      324
              *QLogic Corp.                       15,450      747
              QUALCOMM, Inc.                     130,167    4,653
              Sabre Holdings Corp. -- Class A     23,567      581
              *Sanmina-SCI Corp.                  84,000      530
              Scientific-Atlanta, Inc.            25,200      601
              *Siebel Systems, Inc.               79,900      762
              *Solectron Corp.                   136,300      510
              *Sun Microsystems, Inc.            527,097    2,425
              *SunGard Data Systems, Inc.         46,700    1,210
              *Symantec Corp.                     24,400    1,070
              Symbol Technologies, Inc.           38,050      495
              *Tektronix, Inc.                    14,360      310
              *Tellabs, Inc.                      67,992      447
              *Teradyne, Inc.                     30,250      524
              Texas Instruments, Inc.            285,600    5,027
              *Thermo Electron Corp.              27,000      568
              *Unisys Corp.                       53,850      661
              *VERITAS Software Corp.             67,932    1,948
              *Waters Corp.                       21,300      620
              *Xerox Corp.                       121,300    1,285
              *Xilinx, Inc.                       55,700    1,410
              *Yahoo!, Inc.                       97,500    3,194
                                                          -------
                  Total                                   239,549
                                                          -------

              Materials (2.6%)
              Air Products and Chemicals, Inc.    37,467    1,559
              Alcoa, Inc.                        139,407    3,555
              Allegheny Technologies, Inc.        13,317       88
              Ball Corp.                           9,366      426
              Bemis Company, Inc.                  8,750      410
              Boise Cascade Corp.                  9,600      229
              The Dow Chemical Co.               150,309    4,654
              E. I. du Pont de Nemours and Co.   164,128    6,834
              Eastman Chemical Co.                12,725      403
              Ecolab, Inc.                        42,900    1,098
              Engelhard Corp.                     21,100      523

 Index 500 Portfolio


                                                    Shares/   Value
           Common Stock (98.2%)                      $ Par  $ (000's)
           ----------------------------------------------------------

           Materials continued
           Freeport-McMoRan Copper & Gold, Inc.
            -- Class B                               23,881     585
           Georgia-Pacific Corp.                     41,304     783
           Great Lakes Chemical Corp.                 8,300     169
           *Hercules, Inc.                           18,000     178
           International Flavors & Fragrances, Inc.  15,600     498
           International Paper Co.                   78,966   2,821
           *Louisiana-Pacific Corp.                  17,300     187
           MeadWestvaco Corp.                        32,979     815
           Monsanto Co.                              43,153     934
           Newmont Mining Corp.                      66,280   2,151
           Nucor Corp.                               12,933     632
           *Pactiv Corp.                             26,100     514
           *Phelps Dodge Corp.                       14,624     561
           PPG Industries, Inc.                      27,967   1,419
           Praxair, Inc.                             26,700   1,605
           Rohm and Haas Co.                         36,480   1,132
           *Sealed Air Corp.                         13,821     659
           Sigma-Aldrich Corp.                       11,800     639
           Temple-Inland, Inc.                        8,900     382
           United States Steel Corp.                 16,850     276
           Vulcan Materials Co.                      16,700     619
           Weyerhaeuser Co.                          36,080   1,948
           Worthington Industries, Inc.              14,200     190
                                                             ------
               Total                                         39,476
                                                             ------

           Telecommunication Services (3.8%)
           ALLTEL Corp.                              51,357   2,476
           AT&T Corp.                               127,107   2,447
           *AT&T Wireless Services, Inc.            446,897   3,669
           BellSouth Corp.                          307,065   8,177
           CenturyTel, Inc.                          23,500     819
           *Citizens Communications Co.              46,600     601
           *Nextel Communications, Inc. -- Class A  169,450   3,064
           *Qwest Communications International,
            Inc.                                    279,735   1,337
           SBC Communications, Inc.                 547,747  13,995
           Sprint Corp.                             147,609   2,126
           *Sprint Corp. (PCS Group)                164,860     948
           Verizon Communications, Inc.             451,342  17,805
                                                             ------
               Total                                         57,464
                                                             ------

                                                  Shares/   Value
            Common Stock (98.2%)                   $ Par  $ (000's)
            -------------------------------------------------------

            Utilities (2.9%)
            *The AES Corp.                         96,800       615
            *Allegheny Energy, Inc.                20,700       175
            Ameren Corp.                           26,267     1,158
            American Electric Power Co., Inc.      64,140     1,913
            *Calpine Corp.                         62,360       412
            CenterPoint Energy, Inc.               50,162       409
            Cinergy Corp.                          27,784     1,022
            *CMS Energy Corp.                      23,800       193
            Consolidated Edison, Inc.              35,250     1,526
            Constellation Energy Group, Inc.       27,200       933
            Dominion Resources, Inc.               50,695     3,257
            DTE Energy Co.                         27,650     1,068
            Duke Energy Corp.                     147,130     2,935
            *Dynegy, Inc. -- Class A               61,300       257
            *Edison International                  53,720       883
            El Paso Corp.                          98,771       798
            Entergy Corp.                          36,609     1,932
            Exelon Corp.                           53,312     3,189
            FirstEnergy Corp.                      49,065     1,887
            FPL Group, Inc.                        30,157     2,016
            KeySpan Corp.                          25,800       915
            Kinder Morgan, Inc.                    20,067     1,097
            *Mirant Corp.                          66,626       193
            Nicor, Inc.                             7,250       269
            NiSource, Inc.                         43,273       822
            Peoples Energy Corp.                    5,900       253
            *PG&E Corp.                            67,225     1,422
            Pinnacle West Capital Corp.            14,900       558
            PPL Corp.                              27,134     1,167
            Progress Energy, Inc.                  39,092     1,716
            Public Service Enterprise Group, Inc.  36,736     1,552
            Sempra Energy                          34,002       970
            The Southern Co.                      117,700     3,667
            TECO Energy, Inc.                      29,000       348
            TXU Corp.                              53,165     1,194
            The Williams Companies, Inc.           85,200       673
            Xcel Energy, Inc.                      65,820       990
                                                          ---------
                Total                                        44,384
                                                          ---------

                Total Common Stock
                 (Cost: $1,322,160)                       1,484,985
                                                          ---------

 Index 500 Portfolio


                                                    Shares/      Value
           Money Market Investments (1.7%)           $ Par     $ (000's)
           -------------------------------------------------------------

           Federal Government and Agencies (0.2%)
           #Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                          3,000,000      2,995
                                                               ---------
               Total                                               2,995
                                                               ---------

           Finance Services (0.2%)
           #Preferred Receivable Funding,
            1.22%, 7/9/03                           3,100,000      3,099
                                                               ---------
               Total                                               3,099
                                                               ---------

           Miscellaneous Business Credit Institutions (0.7%)
           #Delaware Funding Corp.,
            1.24%, 7/10/03                         10,000,000      9,997
                                                               ---------
               Total                                               9,997
                                                               ---------

           Short Term Business Credit (0.6%)
           #Old Line Funding Corp,
            1.17%, 7/16/03                         10,000,000      9,995
                                                               ---------
               Total                                               9,995
                                                               ---------

               Total Money Market
                Investments (Cost: $26,086)                       26,086
                                                               ---------

               Total Investments (99.9%)
                (Cost $1,348,246)/\                            1,511,071
                                                               ---------

               Other Assets, Less Liabilities
                (0.1%)                                             1,731
                                                               ---------

               Total Net Assets (100.0%)                       1,512,802
                                                               ---------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $1,348,246 and the net unrealized appreciation of investments based on that cost was $162,825 which is comprised of $385,884 aggregate gross unrealized appreciation and $223,059 aggregate gross unrealized depreciation.

* Non-Income Producing

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                     Unrealized
                                                   Appreciation /
                              Number of Expiration (Depreciation)
              Issuer (000's)  Contracts    Date       (000's)
              ---------------------------------------------------
              S & P 500 Index
               Futures           106      9/2003       $(875)
              (Total Notional
               Value at
               6/30/2003
               $26,667)

    The Accompanying Notes are an Integral Part of the Financial Statements

 Asset Allocation Portfolio


Objective:                                 Portfolio Strategy:                                      Net Assets:
Realize highest total return, including    Flexible policy of allocating assets among stocks, bonds $116 million
current income and capital appreciation,   and cash, with mix adjusted to capitalize on changing
consistent with reasonable investment risk financial markets and economic conditions.

                                    [CHART]

    Sector Allocation 6/30/03

Large Cap Stocks                35%
(includes S&P 500 Index Futures)
Investment-Grade Bonds          27%
Small Cap Stocks                12%
Foreign Stocks                  12%
Below Investment-Grade Bonds     8%
Short-Term Investments           6%

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.
                                    [CHART]

                              Relative Performance


                                           Merrill Lynch     Merrill Lynch
         Asset Allocation                  Domestic Master      91-Day
           Portfolio       S&P 500 Index       Index          T-Bill Index

07/01       10,000.00         10,000.00       10,000.00         10,000.00
06/02        9,316.89          8,172.00       10,638.00         10,229.50
06/03        9,574.61          8,192.00       11,778.00         10,368.00



                           Average Annual Total Return
                      For Periods Ended June 30, 2003

                                                                   Since
                                                     1 Year      Inception*
Asset Allocation Portfolio                            2.77%       -2.24%
S&P 500 Index                                         0.25%       -9.24%
Merrill Lynch Domestic Master Index                  10.72%        8.79%
Merrill Lynch 91 Day T-Bill Index                     1.53%        2.00%

*inception date of 7/31/01


In the graph, the Portfolio is compared against three indices representing the three major components of the Fund: equities, fixed income and cash equivalent investments. The indices cannot be invested in directly and do not include sales charges.

The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. government, mortgage and investment-grade corporate bonds. The Index measures the income provided by, and the price changes of, the underlying securities.

The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the Portfolio's operations). Returns shown reflect fee waivers, deductions for management and other Portfolio expenses, and reinvestment of all dividends. In the absence of fee waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account Report.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small-cap stocks also may carry additional risk. Small or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

 Asset Allocation Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

             Domestic Common Stocks and          Shares/   Value
             Warrants (36.9%)                     $ Par  $ (000's)
             -----------------------------------------------------

             Large Cap Common Stock (24.5%)
             -----------------------------------------------------

             Consumer Discretionary (5.0%)
             *Abercrombie & Fitch Co. -- Class A  2,500       71
             *Bed Bath & Beyond, Inc.             6,300      245
             Carnival Corp.                       2,710       88
             *Comcast Corp. -- Class A            5,600      169
             Fortune Brands, Inc.                11,800      617
             Gannett Co., Inc.                    5,000      384
             Harley-Davidson, Inc.               13,700      546
             *InterActiveCorp                     4,400      174
             *Kohl's Corp.                        8,600      442
             McDonald's Corp.                     5,100      113
             The McGraw-Hill Companies, Inc.      7,400      459
             Newell Rubbermaid, Inc.             12,300      344
             Omnicom Group, Inc.                  5,300      380
             Target Corp.                        11,900      450
             Tribune Co.                         10,800      522
             *Viacom, Inc. -- Class B             9,000      393
             Wendy's International, Inc.         11,300      327
                                                           -----
                 Total                                     5,724
                                                           -----

             Consumer Staples (3.2%)
             Anheuser-Busch Companies, Inc.      10,700      546
             Colgate-Palmolive Co.                6,900      400
             *Dean Foods Co.                      8,150      257
             General Mills, Inc.                  5,700      270
             Kellogg Co.                          4,800      165
             Kraft Foods, Inc. -- Class A         5,300      173
             PepsiCo, Inc.                       15,000      667
             Wal-Mart Stores, Inc.               14,400      772
             Walgreen Co.                        16,000      482
                                                           -----
                 Total                                     3,732
                                                           -----

             Energy (1.6%)
             Baker Hughes, Inc.                   5,700      191
             ConocoPhillips                       6,900      378
             EOG Resources, Inc.                  9,700      406
             Exxon Mobil Corp.                   14,100      506
             *Nabors Industries, Ltd.             4,200      166
             *Noble Corp.                         5,500      189
                                                           -----
                 Total                                     1,836
                                                           -----

             Financials (3.3%)
             American International Group, Inc.   9,100      502
             The Chubb Corp.                      4,100      246
             Citigroup, Inc.                     12,100      518
             Fifth Third Bancorp                  8,900      510
             Freddie Mac                          4,100      208
             The Goldman Sachs Group, Inc.        4,600      385
             Lehman Brothers Holdings, Inc.       3,800      253
             Marsh & McLennan Companies, Inc.     6,100      312
             Morgan Stanley                       8,400      359
             Wells Fargo & Co.                   11,600      584
                                                           -----
                 Total                                     3,877
                                                           -----

                                                    Shares/   Value
          Large Cap Common Stock (24.5%)             $ Par  $ (000's)
          -----------------------------------------------------------

          Health Care (4.3%)
          Abbott Laboratories                        6,700      293
          AmerisourceBergen Corp.                    2,200      153
          *Amgen, Inc.                              13,400      890
          Eli Lilly and Co.                          4,300      297
          *Forest Laboratories, Inc.                 3,500      192
          Johnson & Johnson                         10,900      564
          Medtronic, Inc.                           16,600      796
          Pfizer, Inc.                              27,900      953
          Teva Pharmaceutical Industries, Ltd., ADR 10,645      606
          UnitedHealth Group, Inc.                   5,600      281
                                                             ------
              Total                                           5,025
                                                             ------

          Industrials (1.5%)
          Canadian National Railway Co.              4,500      217
          General Electric Co.                      26,500      759
          Lockheed Martin Corp.                      3,700      176
          Raytheon Co.                               8,100      266
          Union Pacific Corp.                        6,200      360
                                                             ------
              Total                                           1,778
                                                             ------

          Materials (1.5%)
          Air Products and Chemicals, Inc.          11,400      474
          Alcoa, Inc.                               17,200      439
          Ecolab, Inc.                              22,400      573
          Weyerhaeuser Co.                           5,300      286
                                                             ------
              Total                                           1,772
                                                             ------

          Technology (4.0%)
          *Cisco Systems, Inc.                      11,600      194
          *Electronic Arts, Inc.                     2,200      163
          First Data Corp.                           8,100      336
          *Fiserv, Inc.                              7,800      278
          Hewlett-Packard Co.                       20,700      441
          Intel Corp.                               25,500      530
          International Business Machines Corp.      6,800      561
          Microsoft Corp.                           44,300    1,134
          Nokia Corp., ADR                           8,100      133
          *PeopleSoft, Inc.                          4,200       74
          Semiconductor HOLDRS/SM/ Trust            15,100      428
          Texas Instruments, Inc.                   17,500      308
                                                             ------
              Total                                           4,580
                                                             ------

          Telecommunication Services (0.1%)
          Vodafone Group PLC, ADR                    6,900      136
                                                             ------
              Total                                             136
                                                             ------

              Total Large Cap Common Stock                   28,460
                                                             ------

          Small Cap Common Stock (12.4%)
          -----------------------------------------------------------

          Consumer Discretionary (2.6%)
          *AnnTaylor Stores Corp.                    4,350      126
          *Coach, Inc.                               5,200      259
          *Emmis Communications Corp. -- Class A     4,700      108

 Asset Allocation Portfolio


                                                     Shares/   Value
         Small Cap Common Stock (12.4%)               $ Par  $ (000's)
         -------------------------------------------------------------

         Consumer Discretionary continued
         *Entercom Communications Corp. --
          Class A                                     2,900      142
         Fairmont Hotels & Resorts, Inc.              5,000      117
         *The Gymboree Corp.                         12,600      211
         *Jones Apparel Group, Inc.                   3,800      111
         *Lamar Advertising Co. -- Class A            4,300      151
         Leggett & Platt, Inc.                       13,900      285
         Michaels Stores, Inc.                        8,200      312
         *O'Reilly Automotive, Inc.                  18,100      604
         *Orient-Express Hotel, Ltd. -- Class A       7,200      106
         Polaris Industries, Inc.                     3,000      184
         *Stoneridge, Inc.                            2,000       27
         *Tommy Hilfiger Corp.                        8,200       76
         *Westwood One, Inc.                          4,900      166
                                                               -----
             Total                                             2,985
                                                               -----

         Energy (0.6%)
         *BJ Services Co.                             5,200      194
         *Energy Partners, Ltd.                      12,700      147
         *Patterson-UTI Energy, Inc.                  6,500      211
         *Weatherford International, Ltd.             4,300      180
                                                               -----
             Total                                               732
                                                               -----

         Financials (0.9%)
         Investors Financial Services Corp.          14,500      421
         Old Republic International Corp.             4,900      168
         Radian Group, Inc.                           4,200      154
         SouthTrust Corp.                             7,100      193
         *Trammell Crow Co.                           9,800      104
                                                               -----
             Total                                             1,040
                                                               -----

         Health Care (3.5%)
         *AdvancePCS                                  8,800      336
         *Bio-Rad Laboratories, Inc. -- Class A       3,300      183
         *Biovail Corp.                               3,600      169
         *CIMA Labs, Inc.                             5,000      134
         *Cobalt Corp.                                8,300      171
         D & K Healthcare Resources, Inc.             8,400      136
         *DaVita, Inc.                               28,600      766
         Health Management Associates, Inc. --
          Class A                                     9,700      179
         *Lincare Holdings, Inc.                     21,900      690
         *Patterson Dental Co.                        8,500      386
         *Province Healthcare Co.                    27,350      303
         *Renal Care Group, Inc.                      7,000      246
         *Triad Hospitals, Inc.                       4,900      122
         *Universal Health Services, Inc. -- Class B  4,100      162
                                                               -----
             Total                                             3,983
                                                               -----

         Industrials (2.3%)
         *The Advisory Board Co.                      2,300       93
         C.H. Robinson Worldwide, Inc.                7,700      274
         Cintas Corp.                                 2,900      103
         *The Corporate Executive Board Co.           6,000      243
         Expeditors International of
          Washington, Inc.                            6,600      229
         *Hewitt Associates, Inc. -- Class A          4,400      104
         *Knight Transportation, Inc.                 8,850      220

                                                     Shares/   Value
         Small Cap Common Stock (12.4%)              $ Par   $ (000's)
         -------------------------------------------------------------

         Industrials continued
         *L-3 Communications Holdings, Inc.           3,000      130
         Manpower, Inc.                               1,500       56
         *MSC Industrial Direct Co., Inc. -- Class A  8,200      147
         *P.A.M. Transportation Services, Inc.        5,000      126
         Paychex, Inc.                                4,900      144
         *Resources Connection, Inc.                  6,000      143
         SkyWest, Inc.                                3,200       61
         *Swift Transportation Co., Inc.             10,000      186
         Teleflex, Inc.                              10,000      425
         *Tetra Tech, Inc.                            2,264       39
                                                              ------
             Total                                             2,723
                                                              ------
         Information Technology (2.5%)
         *Amdocs Ltd.                                 5,700      137
         *BARRA, Inc.                                 1,000       36
         *Brooks Automation, Inc.                     7,980       90
         *CACI International, Inc. -- Class A         2,200       75
         *CDW Corp.                                   3,000      137
         *Cognos, Inc.                                5,100      138
         *EPIQ Systems, Inc.                          8,250      142
         *Integrated Circuit Systems, Inc.            3,400      107
         *Intersil Corp. -- Class A                   6,700      178
         *Mettler-Toledo International, Inc.          3,000      110
         Microchip Technology, Inc.                   7,100      175
         *Novellus Systems, Inc.                      5,100      187
         *O2Micro International, Ltd.                 6,700      108
         *OSI Systems, Inc.                           4,600       74
         *QLogic Corp.                                1,500       72
         *Semtech Corp.                               8,200      117
         *Tollgrade Communications, Inc.              2,300       43
         *UTStarcom, Inc.                             4,900      174
         *Varian, Inc.                               11,000      381
         *Verint Systems, Inc.                        3,000       76
         *Westell Technologies, Inc. -- Class A       8,000       69
         *Zebra Tehnologies Corp. -- Class A          3,200      241
                                                              ------
             Total                                             2,867
                                                              ------
             Total Small Cap Common Stock                     14,330
                                                              ------

         Warrants (0.0%)
         -------------------------------------------------------------
         Catalog and Mail-Order Houses (0.0%)
         Belluna Co. Ltd -- Warrants                    307        3
                                                              ------
             Total Catalog and Mail-Order Houses                   3
                                                              ------

         Technology (0.0%)
         Telecommunications Wireless:
          Cellular / PCS (0.0%)
         IWO Holdings, Inc. 144A                         50        0
                                                              ------
             Total                                                 0
                                                              ------

         Telecommunications Wireless: Towers (0.0%)
         American Tower Corp., Warrants                 100        1
                                                              ------
             Total Technology                                      1
                                                              ------

             Total Warrants (Cost: $9)                             4
                                                              ------
             Total Domestic Common Stocks
              and Warrants (Cost: $41,728)                    42,794
                                                              ------

 Asset Allocation Portfolio


            Foreign Common                        Shares/   Value
            Stock (12.1%)             Country      $ Par  $ (000's)
            -------------------------------------------------------
            Basic Materials (0.9%)
            Arcelor                Luxembourg       8,235     96
            BASF AG                Germany          1,920     82
            Bayer AG               Germany          3,795     88
            Billerud               Sweden           7,152     84
            CRH PLC                Ireland          3,617     56
            Lonza Group AG         Switzerland      1,430     65
            Novozymes A/S --
             B Shares              Denmark          3,700    103
            Pechiney SA --
             A Shares              France           1,100     39
            Rio Tinto Ltd.         Australia        4,030     79
            *SGL Carbon AG         Germany          5,310     80
            Solvay SA              Belgium          1,645    113
            Umicore                Belgium            500     26
            UPM-Kymmene OYJ        Finland          5,690     83
                                                             ---
                Total                                        994
                                                             ---
            Consumer Cyclical (2.5%)
            Bayerische Motoren
             Werke AG              Germany          2,980    114
            Belluna Co., Ltd.      Japan            1,620     66
            Berkeley Group PLC     United Kingdom  10,030    124
            Beru AG                Germany          1,870    108
            *British Sky
             Broadcasting Group
             PLC                   United Kingdom  11,225    124
            Burberry Group PLC     United Kingdom   8,025     33
            Daily Mail and General
             Trust                 United Kingdom   6,250     59
            Denway Motors Ltd.     Hong Kong      239,100    108
            Electrolux AB --
             Series B              Sweden           5,840    115
            Eniro AB               Sweden           9,500     81
            Esprit Holdings, Ltd.  Hong Kong       54,000    132
            Fuji Heavy Industries,
             Ltd.                  Japan           14,000     63
            Greek Organization of
             Football Prognostics  Greece           8,680     89
            Hennes & Mauritz AB
             -- B Shares           Sweden           4,260     98
            Honda Motor Co., Ltd.  Japan            3,000    114
            Hyundai Motor Co.,
             Ltd.                  South Korea      3,820    101
            Li & Fung Ltd.         Hong Kong       40,000     52
            Medion AG              Germany          2,235     96
            MFI Furniture Group
             PLC                   United Kingdom  32,840     91
            The News Corporation
             Limited, ADR          Australia        2,200     67
            Porsche AG             Germany             85     36
            PSA Peugeot Citroen    France           1,050     51
            Puma AG Rudolf
             Dassler Sport         Germany          1,240    122
            Rank Group PLC         United Kingdom  28,885    120
            Signet Group PLC       United Kingdom  74,560    111
            Swatch Group AG        Switzerland        985     89
            Techtronic Industries
             Company               Hong Kong       40,000     67
            USS Co., Ltd.          Japan              830     42
            Vivendi Universal SA   France           5,465     99

             Foreign Common                       Shares/   Value
             Stock (12.1%)            Country      $ Par  $ (000's)
             ------------------------------------------------------

             Consumer Cyclical continued
             VNU N.V.              Netherlands      3,230     100
             Volkswagen AG         Germany            940      40
             Walmart de Mexico --
              Series V             Mexico          38,945     116
             Wolseley PLC          United Kingdom  10,470     116
                                                            -----
                 Total                                      2,944
                                                            -----
             Consumer Non-Cyclical (1.2%)
             Altadis, SA           Spain            3,815      98
             Axfood AB             Sweden           1,655      30
             *Cott Corp.           Canada           5,605     116
             Diageo PLC            United Kingdom   6,705      72
             Gallaher Group PLC    United Kingdom  12,075     119
             Huhtamaki OYJ         Finland          6,355      65
             Interbrew             Belgium          3,595      80
             Kao Corp.             Japan            5,000      93
             Luxottica Group SPA,
              ADR                  Italy            4,605      64
             Nestle SA             Switzerland        600     124
             Pernod-Ricard SA      France             493      44
             Reckitt Benckiser PLC United Kingdom   7,195     131
             Shiseido Co., Ltd.    Japan            9,000      87
             Swedish Match AB      Sweden          22,335     168
             Unilever PLC          United Kingdom  13,630     109
                                                            -----
                 Total                                      1,400
                                                            -----
             Energy (0.8%)
             Encana Corporation    Canada           2,635     101
             ENI SPA               Italy            8,230     125
             IHC Caland NV         Netherlands      2,655     136
             Saipem SPA            Italy           23,640     178
             Suncor Energy, Inc.   Canada           6,285     118
             Technip               France             500      44
             *TGS Nopec
              Geophysical Co. ASA  Norway           5,015      56
             Total Fina Elf SA     France             940     142
                                                            -----
                 Total                                        900
                                                            -----
             Financials (1.9%)
             Anglo Irish Bank Co.  Ireland         20,652     183
             Banco Popolare Di
              Verona               Italy            6,180      85
             BNP Paribas SA        France           2,995     153
             Cattles PLC           United Kingdom  18,950     101
             Converium Holding AG  Switzerland      1,800      83
             Corporacion Mapfre    Spain           11,650     124
             Danske Bank           Denmark          6,835     133
             Deutsche Boerse AG    Germany          2,585     136
             *Grupo Financiero
              BBVA Bancomer        Mexico         120,005     103
             HSBC Holdings PLC     United Kingdom   8,000      95
             ING Groep NV          Netherlands      5,420      94
             Intrum Justitia AB    Sweden           5,450      30
             Kookmin Bank          South Korea      2,950      89
             Lloyds TSB Group
              PLC                  United Kingdom  10,700      76
             Man Group PLC         United Kingdom   6,970     138
             Manulife Financial    Canada           2,865      81
             OTP Bank RT           Hungary         11,495     111
             *Promina Group Ltd.   Australia       53,755      85
             Royal Bank of Canada  Canada           2,940     124

 Asset Allocation Portfolio


           Foreign Common                          Shares/   Value
           Stock (12.1%)               Country      $ Par  $ (000's)
           ---------------------------------------------------------

           Financials continued
           Royal Bank of
            Scotland Group PLC      United Kingdom   4,890     137
           Swiss Reinsurance Co.    Switzerland      1,537      85
                                                             -----
               Total                                         2,246
                                                             -----

           Healthcare (0.9%)
           *Centerpulse AG          Switzerland        242      65
           *Elekta AB -- Class B    Sweden           6,735      83
           Getinge AB               Sweden           3,620      96
           Nobel Biocare AB         Sweden              10       1
           Nobel Biocare
            Holding AG              Switzerland        880      59
           Novartis AG              Switzerland      2,190      87
           *ResMed, Inc.            Australia        2,680     105
           Stada Arzneimittel AG    Germany          1,815     115
           *Straumann AG            Switzerland        505      46
           Synthes Stratec, Inc.    Switzerland        165     118
           Takeda Chemical
            Industries              Japan            2,300      85
           *Taro Pharmaceutical
            Industries, Ltd.        Israel           2,875     157
                                                             -----
               Total                                         1,017
                                                             -----

           Industry Goods and Services (1.3%)
           Alfa Laval AB            Sweden           7,110      68
           Amcor, Ltd.              Australia       15,910      87
           Atlas Copco AB --
            A Shares                Sweden           4,500     114
           Cobham PLC               United Kingdom   3,765      72
           Compass Group PLC        United Kingdom  17,940      99
           *Daewoo Shipbuilding     South Korea     12,530     106
           Group 4 Falck A/S        Denmark          3,220      54
           Grupo Ferrovial          Spain            5,695     154
           Jarvis PLC               United Kingdom  18,650     111
           Meggitt PLC              United Kingdom  26,075      85
           Mitie Group PLC          United Kingdom   6,400      12
           Neopost SA               France           3,410     144
           Omron Corp.              Japan            6,000     102
           SGS Societe Generale
            de Surveillance
            Holding SA              Switzerland        340     133
           Vinci SA                 France           2,200     147
                                                             -----
               Total                                         1,488
                                                             -----

           Technology (1.0%)
           ASM Pacific
            Technology, Ltd.        Hong Kong       25,000      73
           *ASML Holding NV         Netherlands      4,790      45
           *Business Objects S.A.   France           4,055      90
           Canon, Inc.              Japan            3,000     138
           *Ericsson LM-B Shares    Sweden          61,510      66
           Indra Sistemas, S.A.     Spain            5,100      52
           INFOSYS
            Technologies, Ltd.      India            1,030      72
           Keyence Corp.            Japan              500      92
           *Logitech International-
            Reg                     Switzerland      3,530     132
           Nokia OYJ                Finland          3,295      54

            Foreign Common                             Shares/   Value
            Stock (12.1%)                 Country       $ Par  $ (000's)
            ------------------------------------------------------------

            Technology continued
            Royal Philips
             Electronics NV            Netherlands       5,240     100
            Samsung Electronics
             Co., Ltd.                 South Korea         410     122
            Seiko Epson Corp.          Japan               800      24
            *Taiwan Semiconductor
             Manufacturing Co.,
             Ltd.                      Taiwan           58,600      97
                                                                ------
                Total                                            1,157
                                                                ------
            Telecommunication Services (0.8%)
            *France Telecom SA         France            3,635      89
            *KDDI Corp.                Japan                25      97
            *Mobistar SA               Belgium           4,635     191
            *Orange SA                 France           14,280     127
            PT Telekomunikasi
             Indonesia                 Indonesia       155,500      87
            *Tele2 AB-B shares         Sweden            2,500      93
            Telefonica SA              Spain            10,000     116
            Vodafone Group PLC         United Kingdom   52,920     103
                                                                ------
                Total                                              903
                                                                ------
            Transportation (0.5%)
            A.P. Moller
             -- Maersk A/S             Denmark              15      79
            Brisa-Auto Estradas de
             Portugal SA               Portugal         17,245      97
            *EasyJet PLC               United Kingdom   14,985      57
            Exel PLC                   United Kingdom    8,640      89
            Fraport AG                 Germany           4,040      90
            Iberia Lineas Aereas de
             Espana SA                 Spain            46,320      90
            Macquarie
             Infrastructure Group      Australia        44,915     108
                                                                ------
                Total                                              610
                                                                ------
            Utilities (0.3%)
            Centrica PLC               United Kingdom   32,300      94
            Iberdrola SA               Spain             5,005      87
            National Grid Group
             PLC                       United Kingdom   12,895      87
            Snam Rete Gas              Italy            22,490      89
                                                                ------
                Total                                              357
                                                                ------
                Total Foreign Common Stock
                 (Cost: $12,768)                                14,016
                                                                ------

            Preferred Stock (0.1%)
            ------------------------------------------------------------
            Technology (0.1%)
            Cable (0.1%)
            CSC Holdings, Inc . -- Series M                500      51
            CSC Holdings, Inc., -- Series H                250      26
                                                                ------
                Total                                               77
            Telecommunications Wireless: Towers (0.0%)
            **Crown Castle International Corp.               2       0
                                                                ------
                Total                                                0
                                                                ------
            Telecommunications Wireline: CLEC (0.0%)
            **Intermedia Communications, Inc., 13.50%,
             3/31/09                                         2       0
                                                                ------
                Total                                                0
                                                                ------

 Asset Allocation Portfolio


                                                   Shares/   Value
            Preferred Stock (0.1%)                  $ Par  $ (000's)
            --------------------------------------------------------

            Transportation Services (0.0%)
            **American Commercial Lines LLC            261      0
                                                              ---
                Total                                           0
                                                              ---

                Total Preferred Stock
                 (Cost: $86)                                   77
                                                              ---

            General Obligation Bonds (0.3%)
            --------------------------------------------------------

            Municipal Bond -- General Obligation (0.3%)
            Illinois State Taxable, 3.85%, 6/1/13  350,000    343
                                                              ---
                Total General Obligation Bonds
                 (Cost: $349)                                 343
                                                              ---

            Investment-Grade Bonds (27.2%)
            --------------------------------------------------------

            Corporate Bonds Domestic (8.1%)

            Ball and Roller Bearings (0.3%)
            Timken Co., 5.75%, 2/15/10             285,000    300
                                                              ---
                Total                                         300
                                                              ---

            Basic Materials (0.0%)
            Resolution Performance, 9.50%, 4/15/10  25,000     26
                                                              ---
                Total                                          26
                                                              ---

            Beverages, Malt Beverages (0.2%)
            Anheuser-Busch Companies, Inc.,
             7.50%, 3/15/12                         23,000     29
            Coca-Cola Enterprises, Inc.,
             5.25%, 5/15/07                        125,000    137
            Coca-Cola Enterprises, Inc.,
             5.375%, 8/15/06                        75,000     82
                                                              ---
                Total                                         248
                                                              ---
            Commercial Banks (0.1%)
            Bank of America Corp.,
             4.875%, 1/15/13                        75,000     79
                                                              ---
                Total                                          79
                                                              ---

            Commerical Physical Research (0.3%)
            Monsanto Co., 7.375%, 8/15/12          250,000    298
                                                              ---

                Total                                         298
                                                              ---

            Consumer Staples (0.4%)
            Merck & Co, Inc., 6.40%, 3/1/28        350,000    414
                                                              ---

                Total                                         414
                                                              ---

            Crude Petroleum and Natural Gas (0.4%)
            Occidental Petroleum, 10.125%, 9/15/09 120,000    160
            Occidental Petroleum, 6.75%, 1/15/12   260,000    310
                                                              ---

                Total                                         470
                                                              ---

            Data Processing and Preparation (0.3%)
            Fiserv, Inc., 4.00%, 4/15/08 144A      350,000    360
                                                              ---

                Total                                         360
                                                              ---

                                                    Shares/   Value
           Investment-Grade Bonds (27.2%)            $ Par  $ (000's)
           ----------------------------------------------------------

           Electrical Equipment and Supplies (0.2%)
           Cooper Industries, Inc., 5.50%, 11/1/09  200,000     222
                                                              -----

               Total                                            222
                                                              -----

           Energy (0.1%)
           Arch Western Finance, Inc., 6.75%,
            7/1/13 144A                              75,000      77
                                                              -----

               Total                                             77
                                                              -----

           Financials (0.2%)
           Bank One Corp., 5.25%, 1/30/13           250,000     270
                                                              -----

               Total                                            270
                                                              -----

           Fire, Marine and Casualty Insurance (1.5%)
           Allstate Corp., 5.35%, 6/1/33            210,000     205
           Allstate Corp., 6.125%, 12/15/32         135,000     147
           Berkley (WR) Corp., 5.875%, 2/15/13      200,000     213
           Berkley (WR) Corp., 9.875%, 5/15/08      600,000     761
           Progressive Corp., 6.25%, 12/1/32        176,000     196
           Travelers Property Casualty,
            6.375%, 3/15/33                         350,000     383
                                                              -----

               Total                                          1,905
                                                              -----

           Housefurnishings (0.3%)
           Leggett & Platt, Inc., 4.70%, 4/1/13     300,000     312
                                                              -----

               Total                                            312
                                                              -----

           Measuring and Controlling Devices (0.2%)
           Rockwell Automation, Inc.,
            6.70%, 1/15/28                          175,000     201
                                                              -----

               Total                                            201
                                                              -----

           Miscellaneous Manufacturing Industries (0.3%)
           Textron Financial Corp., 2.75%, 6/1/06   350,000     349
                                                              -----

               Total                                            349
                                                              -----

           Motors and Generators (0.3%)
           Emerson Electric Co., 4.50%, 5/1/13      250,000     258
           Emerson Electric Co., 5.75%, 11/1/11      48,000      54
                                                              -----

               Total                                            312
                                                              -----

           Office Machines (0.1%)
           Pitney Bowes Credit Corp.,
            5.75%, 8/15/08                          100,000     113
                                                              -----

               Total                                            113
                                                              -----

           Pharmaceuticals (0.5%)
           Johnson & Johnson, Inc., 3.80%, 5/15/13  350,000     347
           Johnson & Johnson, Inc., 4.95%, 5/15/33  350,000     342
                                                              -----

               Total                                            689
                                                              -----

 Asset Allocation Portfolio


                                                    Shares/   Value
          Investment-Grade Bonds (27.2%)             $ Par  $ (000's)
          -----------------------------------------------------------

          Radio, TV Electronic Stores (0.3%)
          Radioshack Corp., 6.95%, 9/1/07           350,000     404
                                                              -----

              Total                                             404
                                                              -----

          Retail-Retail Stores (0.3%)
          Limited Brands, Inc., 6.125%, 12/1/12      70,000      77
          Limited Brands, Inc., 6.95%, 3/1/33       205,000     227
                                                              -----

              Total                                             304
                                                              -----

          Savings Institutions Except Federal (0.3%)
          U.S. Central Credit Union, 2.75%, 5/30/08 350,000     348
                                                              -----

              Total                                             348
                                                              -----

          Soybean Oil Mills (0.2%)
          Archer-Daniels-Midland Co.,
           7.00%, 2/15/31                           191,000     231
                                                              -----

              Total                                             231
                                                              -----

          Steel Wire and Related Products (0.3%)
          Hubbell, Inc., 6.375%, 5/15/12            300,000     340
                                                              -----

              Total                                             340
                                                              -----

          Toilet Preparations (0.3%)
          The Gillette Co., 2.50%, 6/1/08           350,000     347
                                                              -----

              Total                                             347
                                                              -----

          Unsupported Plastics Film and Sheets (0.4%)
          Sealed Air Corp., 6.875%, 7/15/33 144A    175,000     178
          Sealed Air Corp., 6.95%, 5/15/09 144A     193,000     214
          Sealed Air Corp., 5.375%, 4/15/08          47,000      49
                                                              -----

              Total                                             441
                                                              -----

          Utility--Electric (0.0%)
          Teco Energy Inc., 7.50%, 6/15/10           50,000      51
                                                              -----
              Total                                              51
                                                              -----

          Utility--Gas (0.1%)
          Northwest Pipeline Corp., 8.125%, 3/1/10   25,000      27
          Williams Cos Inc., 8.625%, 6/1/10          50,000      52
                                                              -----
              Total                                              79
                                                              -----

          Wines and Distilled Beverages (0.2%)
          Brown Forman Corp., 3.00%, 3/15/08        250,000     251
                                                              -----

              Total                                             251
                                                              -----

              Total Corporate Bonds Domestic                  9,441
                                                              -----

                                                   Shares/    Value
          Investment-Grade Bonds (27.2%)            $ Par   $ (000's)
          -----------------------------------------------------------

          Government (Domestic and Foreign)
          and Agency Bonds (19.1%)
          -----------------------------------------------------------

          Federal Government and Agencies (19.1%)
          Government National Mortgage
           Association TBA, 5.00%, 7/1/25           150,000     154
          Housing & Urban Development,
           6.08%, 8/1/13                            100,000     118
          State of Israel, 7.25%, 12/15/28          350,000     386
          US Treasury, 0%, 8/15/27 Stripped       2,800,000     839
          US Treasury, 1.625%, 1/31/05               40,000      40
          US Treasury, 1.625%, 4/30/05               55,000      55
          US Treasury, 1.75%, 12/31/04               70,000      71
          US Treasury, 2.125%, 10/31/04             500,000     507
          US Treasury, 2.625%, 5/15/08            3,900,000   3,936
          US Treasury, 3.00%, 1/31/04               165,000     167
          US Treasury, 3.50%, 11/15/06            2,129,000   2,244
          US Treasury, 3.625%, 5/15/13            1,199,000   1,208
          US Treasury, 3.875%, 7/31/03               50,000      50
          US Treasury, 4.625%, 5/15/06              153,000     166
          US Treasury, 5.375%, 2/15/31              501,000     564
          US Treasury, 6.50%, 2/15/10               185,000     224
          US Treasury, 6.50%, 5/15/05             1,875,000   2,056
          US Treasury, 6.50%, 8/15/05             1,000,000   1,108
          US Treasury Inflation Index Bond,
           3.375%, 1/15/07                        7,454,157   8,186
                                                             ------

              Total Government (Domestic and
               Foreign) and Agency Bonds                     22,079
                                                             ------

              Total Investment-Grade Bonds
               (Cost: $31,049)                               31,520
                                                             ------

          Below Investment-Grade Bonds (8.0%)
          -----------------------------------------------------------

          Basic Materials (0.8%)
          Chemicals (0.4%)
          Ethyl Corp., 8.875%, 5/1/10 144A           25,000      26
          Huntsman Adv. Materials,
           11.00%, 7/15/10 144A                     100,000     104
          Huntsman International LLC,
           9.875%, 3/1/09 144A                       25,000      26
          IMC Global Inc., 11.25%, 6/1/11            75,000      78
          Lyondell Chemical Co.,
           9.50%, 12/15/08 144A                      75,000      71
          Lyondell Chemical Co.,
           9.50%, 12/15/08                           50,000      48
          Polyone Corp., 10.625%, 5/15/10 144A       50,000      49
          Terra Capital Inc., 11.50%, 6/1/10 144A   100,000      92
                                                             ------
              Total                                             494
                                                             ------
          Paper (0.1%)
          Appleton Papers, Inc., 12.50%, 12/15/08    50,000      56
          Norske Skog Canada,
           8.625%, 6/15/11 144A                      50,000      52
          Pliant Corp., 11.125%, 9/1/09 144A         50,000      53
                                                             ------
              Total                                             161
                                                             ------
          Steel (0.3%)
          Ipsco Inc., 8.75%, 6/1/13 144A            100,000     102
          Texas Industries Inc.,
           10.25%, 6/15/11 144A                     100,000     104

 Asset Allocation Portfolio


                                                    Shares/   Value
           Below Investment-Grade Bonds (8.0%)       $ Par  $ (000's)
           ----------------------------------------------------------

           Steel continued
           UCAR Finance, Inc., 10.25%, 2/15/12      100,000     98
                                                               ---
               Total                                           304
                                                               ---

               Total Basic Materials                           959
                                                               ---
           Capital Goods (0.7%)
           Aerospace (0.1%)
           Vought Aircraft Industries Inc., 8.00%,
            7/15/11 144A                            100,000    101
                                                               ---
               Total                                           101
                                                               ---

           Building -- Forest Products (0.0%)
           Georgia-Pacific Corp.,
            8.875%, 2/1/10 144A                      50,000     54
                                                               ---
               Total                                            54
                                                               ---

           Building and Construction (0.4%)
           Dayton Superior Corp.,
            10.75%, 9/15/08 144A                     75,000     74
           H&E Equipment Services LLC,
            11.125%, 6/15/12                        100,000     88
           Integrated Electrical Services, Inc.,
            9.375%, 2/1/09                           50,000     51
           Integrated Electrical Services, Inc.,
            Series B, 9.375%, 2/1/09                 50,000     51
           Mobile Mini Inc., 9.50%, 7/1/13 144A      50,000     52
           United Rentals, Inc., 10.75%, 4/15/08     50,000     55
           United Rentals, Inc.,
            10.75%, 4/15/08 144A                     25,000     27
                                                               ---
               Total                                           398
                                                               ---

           Industrial Equipment (0.2%)
           JLG Industries, Inc., 8.25%, 5/1/08 144A  50,000     51
           Perkinelmer, Inc., 8.875%, 1/15/13 144A   50,000     54
           Rexnord Corp., 10.125%, 12/15/12 144A    100,000    109
                                                               ---
               Total                                           214
                                                               ---

               Total Capital Goods                             767
                                                               ---

           Consumer Cyclical (1.9%)
           Apparel, Textile (0.2%)
           Levi Strauss & Co., 11.625%, 1/15/08      50,000     43
           Oxford Industries Inc.,
            8.875%, 6/1/11 144A                      75,000     79
           Phillips-Van Heusen Corp.,
            8.125%, 5/1/13 144A                      50,000     51
           Tommy Hilfiger USA, Inc., 6.85%, 6/1/08   50,000     50
           Warnaco Inc., 8.875%, 6/15/13 144A        50,000     52
                                                               ---
               Total                                           275
                                                               ---
           Auto Related (0.6%)
           Advanced Accessory Systems,
            6/15/11, 10.75% 144A                     50,000     53
           Asbury Automotive Group, Inc.,
            9.00%, 6/15/12                           50,000     48
           Autonation, Inc., 9.00%, 8/1/08           25,000     28
           CSK Auto, Inc, 12.00%, 6/15/06            50,000     56
           HLI Operating Co. Inc.,
            10.50%, 6/15/10 144A                     50,000     53
           Tenneco Automotive Inc.,
            10.25%, 7/15/13 144A                     75,000     76

                                                   Shares/   Value
           Below Investment-Grade Bonds (8.0%)      $ Par  $ (000's)
           ---------------------------------------------------------

           Auto Related continued
           Trimas Corp., 9.875%, 6/15/12           100,000     102
           TRW Automotive, Inc.,
            9.375%, 2/15/13 144A                    25,000      27
           United Components, Inc.,
            9.375%, 6/15/13 144A                   100,000     103
                                                             -----
               Total                                           546
                                                             -----

           Home Construction (0.1%)
           KB Homes, 7.75%, 2/1/10                  25,000      27
           Meritage Corp., 9.75%, 6/1/11 144A       25,000      28
           Technical Olympic USA, Inc.,
            9.00%, 7/1/10                           50,000      54
           William Lyon Homes, 10.75%, 4/1/13       25,000      27
                                                             -----
               Total                                           136
                                                             -----

           Leisure Related (0.2%)
           Bally Total Fitness Holdings,
            10.50%, 7/15/11 144A                    50,000      50
           Bally Total Fitness Holdings, Series D,
            9.875%, 10/15/07                        75,000      68
           Premier Parks, Inc., 9.50%, 2/1/09      100,000      99
           Town Sports International,
            9.625%, 4/15/11 144A                    25,000      26
           Universal City Development Corp.,
            11.75%, 4/1/10 144A                     25,000      27
                                                             -----
               Total                                           270
                                                             -----

           Lodging/Resorts (0.1%)
           Corrections Corp of America,
            7.50%, 5/1/11                           25,000      26
           Corrections Corp. of America,
            9.875%, 5/1/09                          50,000      56
                                                             -----
               Total                                            82
                                                             -----

           Printing and Publishing (0.5%)
           American Achievement Corp.,
            11.625%, 1/1/07                        100,000     106
           American Color Graphics, Inc.,
            10.00%, 6/15/10 144A                    50,000      50
           American Media, Inc.,
            8.875%, 1/15/11 144A                    25,000      27
           Houghton Mifflin Co.,
            9.875%, 2/1/13 144A                     25,000      27
           Mail-Well Corp., 9.625%, 3/15/12         75,000      79
           Vertis, Inc., 10.875%, 6/15/09          100,000     100
           Von Hoffman Corp., 10.25%, 3/15/09      100,000     106
                                                             -----
               Total                                           495
                                                             -----

           Retail -- General (0.2%)
           Buhrmann U.S., Inc., 12.25%, 11/1/09     75,000      81
           Cole National Group, 8.875%, 5/15/2012   75,000      72
           Hollywood Entertainment, Inc.,
            9.625%, 3/15/11                         50,000      55
           JC Penney Co., Inc., 8.00%, 3/1/10       25,000      26
           Rite Aid Corp., 9.50%, 2/15/11 144A      25,000      27
                                                             -----
               Total                                           261
                                                             -----

               Total Consumer Cyclical                       2,065
                                                             -----

 Asset Allocation Portfolio


                                                    Shares/   Value
           Below Investment-Grade Bonds (8.0%)       $ Par  $ (000's)
           ----------------------------------------------------------

           Consumer Staples (1.8%)
           Containers (0.1%)
           Crown Euro Holdings SA,
            10.875%, 3/1/13 144A                     25,000     27
           Crown Euro Holdings SA,
            9.50%, 3/1/11 144A                       25,000     27
           Owens-Brockway Glass Container,
            8.75%, 11/15/12                          75,000     81
           Owens-Brockway Glass Container,
            8.25%, 5/15/13 144A                      25,000     26
                                                               ---
               Total                                           161
                                                               ---

           Food Service (0.2%)
           Buffets, Inc., 11.25%, 7/15/10            50,000     50
           Domino's, Inc., 8.25%, 7/1/11, 144A      125,000    129
           Sbarro, Inc., 11.00%, 9/15/09             75,000     64
                                                               ---
               Total                                           243
                                                               ---

           Foods (0.3%)
           Doane Pet Care, 10.75%, 3/1/10            25,000     27
           Merisant Co., 9.50%, 7/15/13             100,000    104
           Smithfield Foods Inc.,
            7.75%, 5/15/13 144A                     100,000    107
           Swift & Co., 10.125%, 10/1/09 144A        50,000     52
                                                               ---
               Total                                           290
                                                               ---

           Gaming (0.7%)
           Choctaw Resort Development,
            9.25%, 4/1/09                            25,000     27
           Chumash Casino & Resort,
            9.00%, 7/15/10 144A                     100,000    108
           Hollywood Casino Shreveport,
            13.00%, 8/1/06                           50,000     33
           Jacobs Entertainment, Inc.,
            11.875%, 2/1/09                          50,000     53
           Majestic Investment Holdings, Inc.,
            11.653%, 11/30/07                        50,000     50
           Resort International Hotel/Casino,
            11.50%, 3/15/09                          75,000     71
           The Majestic Star Casino LLC,
            10.875%, 7/1/06                          50,000     52
           Trump Holdings & Funding,
            11.625%, 3/15/10 144A                    50,000     48
           Venetian Casino Resort LLC,
            11.00%, 6/15/10                          50,000     56
           Wheeling Island Gaming,
            10.125%, 12/15/09                        75,000     75
           Wynn Las Vegas Corp., 12.00%, 11/1/10    125,000    138
                                                               ---
               Total                                           711
                                                               ---
           Healthcare (0.5%)
           Ameripath, Inc., 10.50%, 4/1/13 144A      50,000     54
           Beverly Enterprises Inc. 9.00%, 2/15/06   75,000     73
           InSight Health Services, 9.875%, 11/1/11 100,000    105
           Medex Inc., 8.875%, 5/15/13 144A         100,000    104
           Psychiatric Solutions, Inc.,
            10.625%, 6/15/13 144A                   125,000    129
           Rotech Healthcare Inc., 9.50%, 4/1/12     30,000     31

                                                    Shares/   Value
           Below Investment-Grade Bonds (8.0%)       $ Par  $ (000's)
           ----------------------------------------------------------

           Healthcare continued
           Senior Housing Property Trust,
            7.875%, 4/15/15                          25,000      26
           Ventas Realty, 9.00%, 5/1/12              50,000      55
                                                              -----
               Total                                            577
                                                              -----
           Retail -- Food (0.0%)
           Delhaize America, Inc., 9.00%, 4/15/31    25,000      28
                                                              -----
               Total                                             28
                                                              -----
           Soaps and Toiletries (0.0%)
           Jafra Cosmetics, 10.75%, 5/15/11 144A     50,000      52
                                                              -----
               Total                                             52
                                                              -----
               Total Consumer Staples                         2,062
                                                              -----

           Energy (0.2%)
           Oil and Gas Independent (0.0%)
           Chesapeake Energy Corp., 7.50%, 9/15/13   25,000      27
           Compton Petroleum Corp.,
            9.90%, 5/15/09                           50,000      55
                                                              -----
               Total                                             82
                                                              -----

           Oil Field Services (0.1%)
           Hanover Equip TR., 8.75% 9/1/11          100,000     104
                                                              -----
               Total                                            104
                                                              -----

           Refining (0.1%)
           Citgo Petroleum Corp.,
            11.375%, 2/1/11 144A                     75,000      84
                                                              -----
               Total                                             84
                                                              -----

               Total Energy                                     270
                                                              -----

           Finance (0.2%)
           Banks (0.0%)
           Western Financial Bank-FSB,
            9.625%, 5/15/12                          50,000      53
                                                              -----
               Total                                             53
                                                              -----

           Finance Companies (0.1%)
           AmeriCredit Corp., 9.875%, 4/15/06        25,000      25
           Metris Companies, Inc., 10.125%, 7/15/06  50,000      42
                                                              -----
               Total                                             67
                                                              -----

           Financial Services (0.1%)
           Thornburg Mortgage,
            8.00%, 5/15/13 144A                      75,000      76
                                                              -----
               Total                                             76
                                                              -----

           Insurance (0.0%)
           Crum & Forster Holding Corp.,
            10.375%, 6/15/13 144A                    50,000      51
                                                              -----
               Total                                             51
                                                              -----

               Total Finance                                    247
                                                              -----

           Miscellaneous -- Real Estate (0.2%)
           CB Richards Ellis Services, Inc.,
            11.25%, 6/15/11                          25,000      27
           CB Richards Ellis Services Escrow, Inc.,
            9.75%, 5/15/10 144A                      50,000      53
           Istar Financial, Inc., 8.75%, 8/15/08     50,000      55

 Asset Allocation Portfolio


                                                    Shares/   Value
          Below Investment-Grade Bonds (8.0%)        $ Par  $ (000's)
          -----------------------------------------------------------

          Miscellaneous -- Real Estate continued
          LNR Property Corp,
           7.625%, 7/15/13 144A                     100,000     100
          LNR Property Corp., 10.50%, 1/15/09        50,000      54
                                                              -----

              Total Miscellaneous -- Real Estate                289
                                                              -----

          Technology (1.2%)
          Broadcasting (0.1%)
          XM Satellite Radio, Inc.,
           12.00%, 6/15/10 144A                      75,000      74
                                                              -----
              Total                                              74
                                                              -----
          Cable (0.3%)
          Charter Communications Holdings LLC,
           9.625%, 11/15/09                          75,000      55
          Insight Midwest, 9.75%, 10/1/09            50,000      53
          Lodgenet Entertainment, 9.50%, 6/15/13    125,000     127
          MediaCom LLC, 9.50%, 1/15/13               50,000      53
          ++Telewest Communications PLC,
          9.875%, 2/1/10                             50,000      18
                                                              -----
              Total                                             306
                                                              -----
          Electronics (0.1%)
          Amkor Technologies, Inc.,
           7.75%, 5/15/13 144A                       50,000      48
          Solectron Corp., 9.625%, 2/15/09           50,000      53
                                                              -----
              Total                                             101
                                                              -----
          Office Equipment (0.2%)
          Ios Capital LLC, 7.25%, 6/30/08           100,000      98
          Moore NA Finance,
           7.875%, 1/15/11 144A                      25,000      26
          Xerox Corp., 7.125%, 6/15/10               50,000      50
          Xerox Corp., 7.625%, 6/15/13               50,000      50
                                                              -----
              Total                                             224
                                                              -----
          Telecommunications Wireless: Cellular/PCS (0.4%)
          +Alamosa PCS Holdings, Inc.,
           12.875%, 2/15/10                         151,000      88
          Centennial Cellular Communication,
           10.125%, 6/15/13, 144A                   100,000      98
          +Nextel Communications, 10.65%, 9/15/07    85,000      88
          Nextel Partners, Inc., 12.50%, 11/15/09    75,000      84
          Nextel Partners, Inc.,
           8.125%, 7/1/11, 144A                      75,000      75
          Rogers Cantel, Inc., 8.30%, 10/1/07        75,000      77
          Rogers Cantel, Inc., 9.75%, 6/1/16         50,000      58
          Triton PCS, Inc., 8.50%, 6/1/13 144A       50,000      54
                                                              -----
              Total                                             622
                                                              -----
          Telecommunications Wireless: Towers (0.1%)
          American Tower Escrow, 0%, 8/1/08         100,000      65
                                                              -----
              Total                                              65
                                                              -----
          Telecommunications Wireline: CLEC (0.0%)
          Qwest Services Corp.,
           13.50%, 12/15/10 144A                     48,000      54
                                                              -----
              Total                                              54
                                                              -----

              Total Technology                                1,446
                                                              -----

                                                   Shares/   Value
            Below Investment-Grade Bonds (8.0%)     $ Par  $ (000's)
            --------------------------------------------------------

            Transport Services (0.5%)
            Professional Services (0.1%)
            Kindercare Learning Centers,
             9.50%, 2/15/09                         50,000      50
            World Span LP/WS Financial Corp.,
             9.625%, 6/15/11 144A                  100,000     103
                                                             -----
                Total                                          153
                                                             -----

            Railroads (0.1%)
            Railamerica Transportation Corp.,
             12.875%, 8/15/10                       50,000      56
            TFM SA DE CV, 12.50%, 6/15/12           50,000      54
                                                             -----
                Total                                          110
                                                             -----

            Trucking and Shipping (0.3%)
            ++American Commercial LLC,
             11.25%, 1/1/08                         29,794       4
            International Shipbuilding Corp.,
             7.75%, 10/15/07                        35,000      32
            Laidlaw International Inc.,
             10.75%, 6/15/11 144A                  100,000     105
            North American Van Lines,
             13.375%, 12/1/09                      100,000     107
            Overseas Shipholding Group,
             8.25%, 3/15/13 144A                    25,000      26
            Stena AB, 9.625%, 12/1/12               50,000      55
                                                             -----
                Total                                          329
                                                             -----

                Total Transport Services                       592
                                                             -----

            Utilities (0.5%)
            Utility -- Electric (0.4%)
            The AES Corp., 9.00%, 5/15/15 144A      50,000      52
            Calpine Corp., 8.625%, 8/15/10         100,000      75
            Calpine Corp., 8.75%, 7/15/07           50,000      41
            Edison Mission Energy, 10.00%, 8/15/08  50,000      47
            Orion Power Holdings, Inc.,
             12.00%, 5/1/10                         75,000      87
            PG&E Corp, 6.875%, 7/15/08 144A        100,000     104
            Reliant Resources Inc.,
             9.50%, 7/15/13 144A                    75,000      76
            Western Resources, 9.75%, 5/1/07        50,000      56
                                                             -----
                Total                                          538
                                                             -----
            Utility -- Garbage Disposal (0.1%)
            Allied Waste North America, Inc.,
             8.50%, 12/1/08                         25,000      27
            MSW Energy Holdings,
             8.50%, 9/1/10 144A                     50,000      51
                                                             -----
                Total                                           78
                                                             -----

                Total Utilities                                616
                                                             -----

                Total Below Investment-Grade Bonds
                 (Cost: $8,843)                              9,313
                                                             -----

 Asset Allocation Portfolio


                                                  Shares/    Value
           Money Market Investments (16.1%)        $ Par   $ (000's)
           ---------------------------------------------------------

           Federal and Federally-Sponsored Credit (14.8%)
           #Federal Home Loan Bank,
            1.10%, 7/7/03                        9,300,000    9,299
           #Federal Home Loan Mortgage Corp.,
            0.96%, 7/22/03                       6,400,000    6,396
           Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                       1,500,000    1,498
                                                            -------
               Total                                         17,193
                                                            -------
           Security Brokers and Dealers (0.3%)
           Merrill Lynch, 1.30%, 7/1/03            300,000      300
                                                            -------
               Total                                            300
                                                            -------
           Short Term Business Credit (1.0%)
           Old Line Funding Corp, 1.17%, 7/16/03 1,200,000    1,199
                                                            -------
               Total                                          1,199
                                                            -------

               Total Money Market Investments
                (Cost: $18,691)                              18,692
                                                            -------

               Total Investments (100.7%)
                (Cost $113,523)/\                           116,755
                                                            -------

               Other Assets, Less Liabilities (-0.7%)          (859)
                                                            -------

               Total Net Assets (100.0%)                    115,896
                                                            -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $113,523 and the net unrealized appreciation of investments based on that cost was $3,232 which is comprised of $5,987 aggregate gross unrealized appreciation and $2,755 aggregate gross unrealized depreciation.

 ADR -- American Depository Receipt

 144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

* Non-Income Producing

+ Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

++Defaulted Security

**PIK -- Payment In Kind

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                     Unrealized
                                                   Appreciation /
                              Number of Expiration (Depreciation)
              Issuer (000's)  Contracts    Date       (000's)
              ---------------------------------------------------
              S & P 500 Index
               Futures           48       9/2003       $(305)
              (Total Notional
               Value at
               6/30/2003
               $11,985)

    The Accompanying Notes are an Integral Part of the Financial Statements

 Balanced Portfolio


--------------------------------------------------------------------------------

Objective:                             Portfolio Strategy:                              Net Assets:
A high level of current income and     Achieve consistent returns and low volatility by $2.7 billion capital growth with a low risk profile diversifying among assets.

                                    [CHART]

                Sector Allocation 6/30/03

Equities (including index futures)                   51%
Government and Agency Bonds                          26%
Corporate Bonds                                      10%
Mortgage-Backed and Asset-Backed Securities           5%
Short-Term Investments & Other Net Assets             8%




Sector allocation is based on Net Assets.
Sector allocation is subject to change.

                                    [CHART]

                              Relative Performance


         Balanced     Merrill Lynch Domestic  Merrill Lynch 91 Day     S&P 500
         Portfolio          Master Index          T-Bill Index          Index

06/93     10,000.00           10,000.00            10,000.00          10,000.00
06/94     10,085.07            9,896.30            10,336.70          10,130.00
06/95     11,917.47           11,141.95            10,906.75          12,753.67
06/96     13,813.07           11,694.13            11,509.89          16,056.87
06/97     16,759.45           12,650.48            12,134.88          21,607.73
06/98     20,161.10           13,999.78            12,776.21          28,096.53
06/99     23,000.12           14,431.39            13,397.00          34,474.45
06/00     24,354.34           15,090.90            14,137.86          36,994.53
06/01     23,496.50           16,765.99            14,970.58          31,508.24
06/02     21,947.93           18,206.19            15,364.30          25,839.91
06/03     23,471.10           20,157.90            15,599.38          25,904.51

                          Average Annual Total Return
                       For Period Ended June 30, 2003

                                               1 Year      5 Years   10 Years
Balanced Portfolio                               6.94%       3.09%      8.89%
Merrill Lynch Domestic Master Index             10.72%       7.56%      7.26%
Merrill Lynch 91 Day T-Bill Index                1.53%       4.07%      4.55%
S&P 500 Index                                    0.25%      -1.61%     10.03%


In the graph, the Portfolio is compared against three indices representing the three major components of the Portfolio: equities, fixed income, and cash equivalent investments. The indices cannot be invested in directly and do not include sales charges.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 6/30/93. Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Balanced Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                 Shares/     Value
            General Obligation Bonds (0.2%)       $ Par    $ (000's)
            --------------------------------------------------------

            Municipal Bond -- General Obligation (0.2%)
            Illinois State Taxable,
             3.85%, 6/1/13                       4,980,000   4,887
                                                            ------
                Total General Obligation
                 Bonds (Cost: $4,970)                        4,887
                                                            ------

            Corporate Bonds (10.3%)
            --------------------------------------------------------

            Aerospace -- Defense (0.3%)
            Lockheed Martin Corp.,
             8.20%, 12/1/09                      7,450,000   9,421
                                                            ------
                Total                                        9,421
                                                            ------

            Auto Related (0.4%)
            Toyota Motor Credit Corp.,
             5.65%, 1/15/07                      9,750,000  10,794
                                                            ------
                Total                                       10,794
                                                            ------

            Ball and Roller Bearings (0.2%)
            Timken Co., 5.75%, 2/15/10           5,225,000   5,501
                                                            ------
                Total                                        5,501
                                                            ------

            Beverages, Malt Beverages (1.2%)
            Anheuser-Busch Companies, Inc.,
             7.00%, 12/1/25                      4,800,000   5,307
            Anheuser-Busch Companies, Inc.,
             7.50%, 3/15/12                        910,000   1,149
            Coca-Cola Enterprises, Inc.,
             5.25%, 5/15/07                      8,975,000   9,793
            Coca-Cola Enterprises, Inc.,
             5.375%, 8/15/06                     4,175,000   4,582
            Coca-Cola Enterprises, Inc.,
             5.75%, 3/15/11                     10,000,000  11,379
                                                            ------
                Total                                       32,210
                                                            ------

            Broad Woven Fabric Mills, Manmade (0.0%)
            ++Polysindo International Finance,
             11.375%, 6/15/06                    6,500,000     276
                                                            ------
                Total                                          276
                                                            ------

            Commercial Banks (0.9%)
            ++Banco Montevideo,
             8.40%, 4/30/08 144A                 6,250,000   1,000
            Bank of America Corp.,
             4.875%, 1/15/13                     9,200,000   9,706
            Bank of America Corp.,
             7.40%, 1/15/11                      2,668,000   3,278
            Bank One Corp., 5.25%, 1/30/13       5,000,000   5,394
            Wells Fargo Bank, 6.45%, 2/1/11      4,850,000   5,718
                                                            ------
                Total                                       25,096
                                                            ------

            Commercial Physical Research (0.3%)
            Monsanto Co., 7.375%, 8/15/12        6,200,000   7,392
                                                            ------
                Total                                        7,392
                                                            ------

                                                  Shares/     Value
          Corporate Bonds (10.3%)                  $ Par    $ (000's)
          -----------------------------------------------------------

          Crude Petroleum and Natural Gas (0.6%)
          Occidental Petroleum, 6.75%, 1/15/12    8,367,000   9,950
          Occidental Petroleum, 8.45%, 2/15/29    1,900,000   2,658
          Occidental Petroleum, 10.125%, 9/15/09  3,230,000   4,317
                                                             ------
              Total                                          16,925
                                                             ------

          Data Processing and Preparation (0.0%)
          Fiserv, Inc., 4.00%, 4/15/08 144A       1,300,000   1,339
                                                             ------
              Total                                           1,339
                                                             ------

          Electric Services (0.1%)
          South Carolina Electric & Gas,
           6.125%, 3/1/09                         3,000,000   3,437
                                                             ------
              Total                                           3,437
                                                             ------

          Electrical Equipment and Supplies (0.2%)
          Cooper Industries, Inc.,
           5.50%, 11/1/09                         5,100,000   5,666
                                                             ------
              Total                                           5,666
                                                             ------

          Fire, Marine and Casualty Insurance (1.4%)
          Allstate Corp., 5.35%, 6/1/33           5,325,000   5,202
          Allstate Corp., 6.125%, 12/15/32        2,520,000   2,751
          Berkley (WR) Corp., 5.875%, 2/15/13     4,100,000   4,360
          Berkley (WR) Corp., 9.875%, 5/15/08     4,310,000   5,469
          Progressive Corp., 6.25%, 12/1/32      11,905,000  13,256
          Travelers Property Casualty,
           6.375%, 3/15/33                        5,000,000   5,465
                                                             ------
              Total                                          36,503
                                                             ------

          Housefurnishings (0.3%)
          Leggett & Platt, Inc., 4.70%, 4/1/13    7,400,000   7,694
                                                             ------
              Total                                           7,694
                                                             ------

          Measuring and Controlling Devices (0.2%)
          Rockwell Automation, Inc.,
           6.70%, 1/15/28                         5,500,000   6,326
                                                             ------
              Total                                           6,326
                                                             ------

          Motors and Generators (0.2%)
          Emerson Electric Co., 4.50%, 5/1/13     3,400,000   3,509
          Emerson Electric Co., 5.75%, 11/1/11    1,918,000   2,151
                                                             ------
              Total                                           5,660
                                                             ------

          Office Machines (0.5%)
          Pitney Bowes Credit Corp.,
           5.75%, 8/15/08                         5,000,000   5,642
          Pitney Bowes, Inc., 3.875%, 6/15/13     5,750,000   5,613
          Pitney Bowes, Inc., 4.625%, 10/1/12     2,850,000   2,980
                                                             ------
              Total                                          14,235
                                                             ------

          Oil and Gas Extraction (0.2%)
          Chevron Corp., 6.625%, 10/1/04          4,750,000   5,029
                                                             ------
              Total                                           5,029
                                                             ------

 Balanced Portfolio


                                                  Shares/     Value
           Corporate Bonds (10.3%)                 $ Par    $ (000's)
           ----------------------------------------------------------

           Pharmaceuticals (1.6%)
           Eli Lilly & Co., 5.50%, 7/15/06        4,800,000    5,300
           Johnson & Johnson, Inc.,
            3.80%, 5/15/13                        4,400,000    4,364
           Johnson & Johnson, Inc.,
            4.95%, 5/15/33                        5,000,000    4,885
           Johnson & Johnson, Inc.,
            6.625%, 9/1/09                        2,800,000    3,361
           Merck & Co., Inc., 6.40%, 3/1/28       5,135,000    6,072
           Merck & Co., Inc., 5.95%, 12/1/28      3,774,000    4,216
           Pfizer Inc., 5.625%, 4/15/09           4,125,000    4,674
           Pfizer Inc., 5.625%, 2/1/06            7,175,000    7,876
                                                             -------
               Total                                          40,748
                                                             -------

           Radio, TV Electronic Stores (0.2%)
           Radioshack Corp., 7.375%, 5/15/11      3,700,000    4,303
                                                             -------
               Total                                           4,303
                                                             -------

           Retail -- Retail Stores (0.3%)
           Limited Brands, Inc., 6.125%, 12/1/12  1,590,000    1,757
           Limited Brands, Inc., 6.95%, 3/1/33    6,858,000    7,581
                                                             -------
               Total                                           9,338
                                                             -------

           Savings Institutions Except Federal (0.1%)
           U.S. Central Credit Union,
            2.75%, 5/30/08                        3,950,000    3,924
                                                             -------
               Total                                           3,924
                                                             -------

           Soybean Oil Mills (0.3%)
           Archer-Daniels-Midland Co.,
            7.00%, 2/15/31                        5,918,000    7,151
                                                             -------
               Total                                           7,151
                                                             -------

           Toilet Preparations (0.2%)
           The Gillette Co., 2.50%, 6/1/08        5,000,000    4,961
                                                             -------
               Total                                           4,961
                                                             -------

           Unsupported Plastics Film and Sheets (0.4%)
           Sealed Air Corp., 6.875%,
            7/15/33 144A                          2,955,000    3,014
           Sealed Air Corp., 6.95%,
            5/15/09 144A                          6,050,000    6,682
           Sealed Air Corp., 5.375%, 4/15/08      1,775,000    1,863
                                                             -------
               Total                                          11,559
                                                             -------

           Wines and Distilled Beverages (0.2%)
           Brown Forman Corp., 3.00%, 3/15/08     5,000,000    5,020
                                                             -------
               Total                                           5,020
                                                             -------

               Total Corporate Bonds
                (Cost: $273,586)                             280,508
                                                             -------

           Government (Domestic and Foreign)
           and Agency Bonds (26.2%)
           ----------------------------------------------------------

           Federal Government and Agencies (26.2%)
           Aid-Israel, 0.00%, 11/15/22           11,600,000    4,179
           Aid-Israel, 0.00%, 11/15/23           11,500,000    3,884
           Federal Home Loan Bank,
            5.54%, 1/8/09                         5,000,000    5,702

           Government (Domestic and Foreign)       Shares/    Value
           and Agency Bonds (26.2%)                 $ Par   $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           Federal Home Loan Mortgage Corp.,
            6.50%, 4/1/11                         3,757,490   3,961
           Federal Home Loan Mortgage Corp.,
            7.00%, 3/15/07                        1,169,312   1,190
           Federal Home Loan Mortgage Corp.,
            7.50%, 10/1/27                        2,496,070   2,665
           Federal National Mortgage Association,
            5.97%, 10/1/08                        1,643,650   1,847
           Federal National Mortgage Association,
            6.24%, 2/1/06                         4,600,714   4,987
           Federal National Mortgage Association,
            6.265%, 10/1/08                       5,417,588   6,165
           Federal National Mortgage Association,
            6.315%, 3/1/06                        4,862,535   5,291
           Federal National Mortgage Association,
            6.34%, 2/1/08                         3,880,027   4,389
           Federal National Mortgage Association,
            6.43%, 6/1/08                         6,844,154   7,799
           Federal National Mortgage Association,
            6.75%, 12/25/23                       4,950,207   5,131
           Federal National Mortgage Association,
            6.75%, 11/1/07                        2,933,083   3,349
           Federal National Mortgage Association,
            6.75%, 4/25/18                        4,525,267   4,761
           Federal National Mortgage Association,
            6.895%, 5/1/06                        5,714,494   6,319
           Federal National Mortgage Association,
            6.90%, 4/1/06                         2,305,255   2,543
           Federal National Mortgage Association,
            7.00%, 4/1/26                         3,016,658   3,187
           Federal National Mortgage Association,
            7.025%, 9/1/05                        1,830,626   1,981
           Federal National Mortgage Association,
            7.25%, 5/1/04                         1,491,610   1,528
           Federal National Mortgage Association,
            8.40%, 2/25/09                           67,498      67
           Federal National Mortgage Association,
            11.00%, 2/1/18                           99,766     115
           Federal National Mortgage Association,
            11.00%, 12/1/17                          24,825      29
           Federal National Mortgage Association,
            11.00%, 9/1/17                          170,057     196
           Federal National Mortgage Association,
            11.00%, 12/1/12                          29,344      34
           Federal National Mortgage Association,
            11.50%, 4/1/18                          110,946     130
           Federal National Mortgage Association,
            12.00%, 2/1/18                           80,987      96
           Federal National Mortgage Association,
            12.00%, 12/1/17                          42,061      50
           Federal National Mortgage Association,
            12.00%, 12/1/12                          69,749      82
           Federal National Mortgage Association,
            12.00%, 10/1/17                          50,471      59
           Federal National Mortgage Association,
            12.00%, 9/1/12                          260,226     302
           Federal National Mortgage Association,
            12.00%, 9/1/17                           72,896      86

 Balanced Portfolio


           Government (Domestic and Foreign)       Shares/    Value
           and Agency Bonds (26.2%)                 $ Par   $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           Federal National Mortgage Association,
            12.50%, 4/1/18                           46,828      56
           Federal National Mortgage Association,
            13.00%, 12/1/17                          53,189      64
           Federal National Mortgage Association,
            13.00%, 11/1/17                          48,430      58
           Federal National Mortgage Association,
            13.00%, 11/1/12                          58,577      70
           Federal National Mortgage Association,
            13.00%, 2/1/18                          115,693     139
           Federal National Mortgage Association,
            14.00%, 12/1/17                          21,113      26
           Government National Mortgage
            Association, 5.50%, 1/15/32             842,425     879
           Government National Mortgage
            Association, 5.50%, 2/15/32           6,316,030   6,590
           Government National Mortgage
            Association, 5.50%, 9/15/32             230,476     240
           Government National Mortgage
            Association, 7.00%, 7/15/23             336,906     358
           Government National Mortgage
            Association, 7.00%, 6/15/28             825,801     874
           Government National Mortgage
            Association, 7.00%, 7/15/28           1,254,901   1,327
           Government National Mortgage
            Association, 7.00%, 5/15/23           2,356,153   2,505
           Government National Mortgage
            Association, 7.00%, 4/15/28             229,407     243
           Government National Mortgage
            Association, 7.00%, 12/15/27            153,989     163
           Government National Mortgage
            Association, 7.00%, 1/15/28             139,704     148
           Government National Mortgage
            Association, 7.00%, 2/15/28              44,982      48
           Government National Mortgage
            Association, 7.00%, 5/15/28             261,015     276
           Government National Mortgage
            Association, 7.00%, 9/15/23             100,998     107
           Government National Mortgage
            Association, 7.00%, 6/15/23             248,099     264
           Government National Mortgage
            Association, 7.00%, 10/15/23            101,305     108
           Government National Mortgage
            Association, 7.00%, 11/15/23            531,159     565
           Government National Mortgage
            Association, 7.00%, 8/15/23               3,619       4
           Government National Mortgage
            Association, 7.50%, 1/15/23             178,982     191
           Government National Mortgage
            Association, 7.50%, 1/15/27               7,607       9
           Government National Mortgage
            Association, 7.50%, 9/15/25              50,657      54
           Government National Mortgage
            Association, 7.50%, 6/15/26             141,172     151
           Government National Mortgage
            Association, 7.50%, 10/15/26             14,486      15
           Government National Mortgage
            Association, 7.50%, 9/15/26               2,549       3

              Government (Domestic and Foreign) Shares/   Value
              and Agency Bonds (26.2%)           $ Par  $ (000's)
              ---------------------------------------------------

              Federal Government and Agencies continued
                Government National Mortgage
                 Association, 7.50%, 7/15/28     74,783     80
                Government National Mortgage
                 Association, 7.50%, 4/15/27    277,328    295
                Government National Mortgage
                 Association, 7.50%, 8/15/25      3,601      4
                Government National Mortgage
                 Association, 7.50%, 12/15/27    23,281     25
                Government National Mortgage
                 Association, 7.50%, 12/15/25   110,650    119
                Government National Mortgage
                 Association, 7.50%, 2/15/27     91,217     97
                Government National Mortgage
                 Association, 7.50%, 6/15/24      2,117      2
                Government National Mortgage
                 Association, 7.50%, 6/15/23     91,609     98
                Government National Mortgage
                 Association, 7.50%, 12/15/26   212,638    227
                Government National Mortgage
                 Association, 7.50%, 5/15/27     92,836     99
                Government National Mortgage
                 Association, 7.50%, 3/15/27      8,883      9
                Government National Mortgage
                 Association, 7.50%, 11/15/25       990      1
                Government National Mortgage
                 Association, 7.50%, 7/15/27    101,809    108
                Government National Mortgage
                 Association, 7.50%, 1/15/26      2,783      3
                Government National Mortgage
                 Association, 7.50%, 3/15/26    171,316    183
                Government National Mortgage
                 Association, 7.50%, 7/15/24     86,804     93
                Government National Mortgage
                 Association, 8.00%, 7/20/28    457,823    490
                Government National Mortgage
                 Association, 8.00%, 6/15/27     47,159     51
                Government National Mortgage
                 Association, 8.00%, 9/15/24    137,820    150
                Government National Mortgage
                 Association, 8.00%, 7/15/26    201,853    219
                Government National Mortgage
                 Association, 8.00%, 10/15/26   200,925    218
                Government National Mortgage
                 Association, 8.00%, 6/15/26     92,685    100
                Government National Mortgage
                 Association, 8.00%, 9/15/26     86,715     94
                Government National Mortgage
                 Association, 8.00%, 5/15/26    105,652    115
                Government National Mortgage
                 Association, 8.00%, 8/15/26     77,224     84
                Government National Mortgage
                 Association, 8.00%, 12/15/26    86,030     93
                Government National Mortgage
                 Association, 8.00%, 4/15/27    232,776    252
                Government National Mortgage
                 Association, 8.00%, 7/15/27     47,035     51
                Government National Mortgage
                 Association, 8.00%, 11/15/26    35,142     38

 Balanced Portfolio


           Government (Domestic and Foreign)      Shares/     Value
           and Agency Bonds (26.2%)                $ Par    $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           Government National Mortgage
            Association, 8.50%, 4/15/26              28,637      31
           Government National Mortgage
            Association, 8.50%, 12/15/22              5,124       6
           Government National Mortgage
            Association, 8.50%, 1/15/25              38,987      42
           Government National Mortgage
            Association, 8.50%, 3/15/26               5,820       6
           Government National Mortgage
            Association, 8.50%, 10/15/22              8,693       9
           Government National Mortgage
            Association, 8.50%, 5/15/22               1,038       1
           Government National Mortgage
            Association, 8.50%, 1/15/26              17,152      18
           Government National Mortgage
            Association, 8.50%, 5/15/26               2,914       3
           Government National Mortgage
            Association, 8.50%, 2/15/25               5,377       5
           Government National Mortgage
            Association, 8.50%, 9/15/22               1,290       1
           Government National Mortgage
            Association, 8.50%, 6/15/24               1,981       2
           Government National Mortgage
            Association, 8.50%, 11/15/25              2,445       3
           Government National Mortgage
            Association, 8.50%, 8/15/24               5,044       6
           Government National Mortgage
            Association, 8.50%, 7/15/24               8,239       9
           Government National Mortgage
            Association, 8.50%, 2/15/26               1,905       2
           Government National Mortgage
            Association, 8.50%, 12/15/24              1,636       2
           Government National Mortgage
            Association, 11.00%, 1/15/18          2,267,469   2,630
           Government National Mortgage
            Association, TBA, 5.00%, 7/1/25      30,900,000  31,663
           Housing & Urban Development,
            6.17%, 8/1/14                        14,981,000  17,481
           Rural Housing Trust 1987-1, Series 1,
            Class D, 6.33%, 4/1/26                1,762,908   1,791
           State of Israel, 7.25%, 12/15/28       5,200,000   5,739
           US Treasury, 1.625%, 1/31/05             825,000     831
           US Treasury, 1.625%, 3/31/05           3,570,000   3,595
           US Treasury, 1.625%, 4/30/05             325,000     327
           US Treasury, 5.875%, 11/15/05          7,900,000   8,717
           US Treasury, 1.75%, 12/31/04           3,385,000   3,414
           US Treasury, 2.00%, 5/15/06            6,520,000   6,589
           US Treasury, 2.125%, 10/31/04          1,025,000   1,039
           US Treasury, 2.625%, 5/15/08           3,040,000   3,068
           US Treasury, 3.00%, 1/31/04           29,795,000  30,143
           US Treasury, 3.00%, 2/15/08            2,130,000   2,192
           US Treasury, 3.25%, 12/31/03          51,900,000  52,488
           US Treasury, 3.50%, 11/15/06           3,420,000   3,605
           US Treasury, 3.625%, 3/31/04          58,520,000  59,674
           US Treasury, 3.625%, 5/15/13          18,812,000  18,959
           US Treasury, 4.00%, 11/15/12          15,245,000  15,864
           US Treasury, 4.75%, 11/15/08           3,209,000   3,557
           US Treasury, 5.25%, 5/15/04           24,445,000  25,341

           Government (Domestic and Foreign)     Shares/     Value
           and Agency Bonds (26.2%)               $ Par    $ (000's)
           ---------------------------------------------------------

           Federal Government and Agencies continued
           US Treasury, 5.375%, 2/15/31         42,949,000   48,363
           US Treasury, 6.50%, 2/15/10           3,395,000    4,119
           US Treasury Inflation Index Bond,
            3.375%, 1/15/07                    105,150,594  115,468
           US Treasury Inflation Index Bond,
            3.625%, 1/15/08                     26,533,030   29,767
           US Treasury Inflation Index Bond,
            4.25%, 1/15/10                      74,292,040   87,432
           US Treasury, 0.00%, 8/15/27 Strip    89,300,000   26,611
           Vendee Mortgage Trust, Series
            1998-3, Class E, 6.50%, 3/15/29      4,500,000    4,803
                                                            -------

               Total Government (Domestic
                and Foreign) and Agency
                Bonds
                (Cost: $688,794)                            716,453
                                                            -------

           Mortgage/Asset Backed Securities (5.0%)
           ---------------------------------------------------------

           Auto Related (0.0%)
           Fleetwood Credit Corp. Grantor
            Trust, Series 1997-B, Class A,
            6.40%, 5/15/13                         491,877      505
                                                            -------
               Total                                            505
                                                            -------

           Boat Dealers (0.0%)
           Nationscredit Grantor Trust, Series
            1997-2, Class A1, 6.35%, 4/15/14       362,575      380
                                                            -------
               Total                                            380
                                                            -------

           Commercial Mortgages (3.8%)
           Asset Securitization Corp., Series
            1996-MD6, Class CS1,
            1.63%, 11/13/26 IO                   2,280,859        9
           Asset Securitization Corp., Series
            1996-MD6, Class CS2,
            1.10%, 11/13/26 IO                  79,473,178      571
           Asset Securitization Corp., Series
            1997-D5, Class PS1,
            1.616%, 2/14/41 IO                  20,563,376    1,401
           Chase Commercial Mortgage
            Securities Corp., Series 1997-2,
            Class A2, 6.60%,                     8,500,000    9,610
           Chase Commercial Mortgage
            Securities Corp., Series 1997-2,
            Class B, 6.60%, 11/19/07             2,500,000    2,858
           Commercial Mortgage Acceptance
            Corp., Series 1997-ML1, Class B,
            6.64%, 12/15/07                      2,500,000    2,807
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class A2, 7.26%, 6/20/07 144A        2,838,850    3,194
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class B, 7.28%, 6/20/07 144A         3,250,000    3,733
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class A1,
            7.00%, 11/2/06                       6,500,000    6,794

 Balanced Portfolio


           Mortgage/Asset Backed                  Shares/     Value
           Securities (5.0%)                       $ Par    $ (000's)
           ----------------------------------------------------------

           Commercial Mortgages continued
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class B,
            7.00%, 11/2/11 144A                   5,700,000    5,891
           DLJ Commercial Mortgage Corp.,
            Series 1998-CF1, Class S,
            0.70%, 1/15/18 IO                   234,584,203    7,197
           DLJ Mortgage Acceptance Corp.,
            Series 1997-CF2, Class S,
            0.35%, 10/15/17 IO 144A              15,795,194      311
           Midland Realty Acceptance Corp.,
            Series 1996-C2, Class AEC,
            1.35%, 1/25/29 IO                    20,173,663      939
           Morgan Stanley Capital, Series
            1998-WF2, Class A2,
            6.54%, 5/15/08                       15,000,000   17,303
           Mortgage Capital Funding, Inc.,
            Series 1997-MC1, Class A3,
            7.28%, 3/20/07                       19,000,000   21,560
           Nomura Asset Securities Corp.,
            Series 1998-D6, Class A2,
            6.99%, 3/17/28                       15,000,000   18,119
           RMF Commercial Mortgage Pass-
            Through, Series 1997-1, Class F,
            7.47%, 1/15/19                        1,800,000      980
                                                             -------
               Total                                         103,277
                                                             -------

           Credit Card Asset Backed (0.6%)
           Citibank Credit Card Master Trust I,
            Series 1997-6, Class A,
            0.00%, 8/15/06                       17,000,000   16,783
           Heilig-Meyers Master Trust,
            Series 1998-1A, Class A,
            6.125%, 1/20/07 144A                  2,758,159        2
                                                             -------
               Total                                          16,785
                                                             -------

           Franchise Loan Receivables (0.0%)
           Enterprise Mortgage Acceptance Co.,
            Series 1998-1, Class IO,
            1.37%, 1/15/23 IO 144A               31,064,340    1,010
           Global Franchise Trust,
            Series 1998-1, Class A1,
            6.35%, 4/10/04 144A                      84,612       84
                                                             -------
               Total                                           1,094
                                                             -------

           Home Equity Loan (0.1%)
           Vanderbilt Mortgage Finance, Inc.,
            Series 1997-B, Class 1A4,
            7.19%, 2/7/14                         1,344,573    1,376
                                                             -------
               Total                                           1,376
                                                             -------

           Residential Mortgages (0.0%)
           Blackrock Capital Finance LP,
            Series 1997-R1, Class B3,
            7.75%, 3/25/37 144A                   3,093,085      278
           Blackrock Capital Finance LP,
            Series 1997-R3, Class B3,
            7.25%, 11/25/28 144A                  4,683,167      281
                                                             -------
               Total                                             559
                                                             -------

           Mortgage/Asset Backed                 Shares/     Value
           Securities (5.0%)                      $ Par    $ (000's)
           ---------------------------------------------------------

           Retail-Retail Stores (0.5%)
           LB Mortgage Trust,
            Series 1991-2, Class A3,
            8.40%, 1/20/17                      11,002,710   13,327
                                                            -------
               Total                                         13,327
                                                            -------

               Total Mortgage/Asset Backed
                Securities (Cost: $133,998)                 137,303
                                                            -------
           Common Stock (41.7%)
           ---------------------------------------------------------

           Consumer Discretionary (4.6%)
           *American Greetings Corp. -- Class A      8,300      163
           *AOL Time Warner, Inc.                  565,600    9,101
           *AutoNation, Inc.                        36,700      577
           *AutoZone, Inc.                          12,275      933
           *Bed Bath & Beyond, Inc.                 37,200    1,444
           *Best Buy Co., Inc.                      40,700    1,788
           *Big Lots, Inc.                          14,700      221
           The Black & Decker Corp.                  9,900      430
           Brunswick Corp.                          11,400      285
           Carnival Corp.                           79,573    2,587
           Centex Corp.                              7,800      607
           Circuit City Stores, Inc.                26,600      234
           *Clear Channel Communications, Inc.      77,550    3,287
           *Comcast Corp. -- Class A               292,037    8,814
           Cooper Tire & Rubber Co.                  9,300      164
           Dana Corp.                               18,815      218
           Darden Restaurants, Inc.                 21,649      411
           Delphi Automotive Systems Corp.          70,769      611
           Dillard's, Inc. -- Class A               10,736      145
           Dollar General Corp.                     42,165      770
           Dow Jones & Company, Inc.                10,380      447
           Eastman Kodak Co.                        36,917    1,010
           *eBay, Inc.                              39,100    4,073
           Family Dollar Stores, Inc.               21,800      832
           Federated Department Stores, Inc.        24,112      889
           Ford Motor Co.                          232,207    2,552
           Fortune Brands, Inc.                     18,933      988
           Gannett Co., Inc.                        33,850    2,600
           The Gap, Inc.                           111,825    2,098
           General Motors Corp.                     70,925    2,553
           Genuine Parts Co.                        22,075      707
           *The Goodyear Tire & Rubber Co.          22,200      117
           Harley-Davidson, Inc.                    38,275    1,526
           *Harrah's Entertainment, Inc.            14,150      569
           Hasbro, Inc.                             21,875      383
           Hilton Hotels Corp.                      47,650      609
           The Home Depot, Inc.                    294,297    9,746
           *International Game Technology           10,700    1,095
           *The Interpublic Group of Companies,
            Inc.                                    48,800      653
           J.C. Penney Co., Inc.                    33,925      572
           Johnson Controls, Inc.                   11,300      967
           *Jones Apparel Group, Inc.               16,300      477
           KB Home                                   6,100      378
           Knight-Ridder, Inc.                      10,350      713
           *Kohl's Corp.                            42,633    2,190
           Leggett & Platt, Inc.                    24,667      506
           The Limited, Inc.                        66,213    1,026

 Balanced Portfolio


                                                   Shares/   Value
           Common Stock (41.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Consumer Discretionary continued
           Liz Claiborne, Inc.                      13,500      476
           Lowe's Companies, Inc.                   98,850    4,246
           Marriott International, Inc. -- Class A  29,600    1,137
           Mattel, Inc.                             55,360    1,047
           The May Department Stores Co.            36,500      812
           Maytag Corp.                              9,867      241
           McDonald's Corp.                        160,571    3,542
           The McGraw-Hill Companies, Inc.          24,540    1,521
           Meredith Corp.                            6,300      277
           The New York Times Co. -- Class A        19,192      873
           Newell Rubbermaid, Inc.                  33,811      947
           NIKE, Inc. -- Class B                    33,500    1,792
           Nordstrom, Inc.                          17,133      334
           *Office Depot, Inc.                      39,043      567
           Omnicom Group, Inc.                      23,800    1,706
           Pulte Corp.                               7,700      475
           RadioShack Corp.                         21,267      560
           *Reebok International, Ltd.               7,600      256
           Sears, Roebuck & Co.                     40,050    1,347
           The Sherwin-Williams Co.                 18,960      510
           Snap-On, Inc.                             7,317      212
           The Stanley Works                        11,150      308
           *Staples, Inc.                           59,850    1,098
           *Starbucks Corp.                         49,050    1,203
           Starwood Hotels & Resorts Worldwide,
            Inc.                                    25,300      723
           Target Corp.                            115,043    4,353
           Tiffany & Co.                            18,333      599
           The TJX Companies, Inc.                  66,500    1,253
           *Toys "R" Us, Inc.                       26,850      325
           Tribune Co.                              38,531    1,861
           Tupperware Corp.                          7,400      106
           *Univision Communications, Inc. --
            Class A                                 29,000      882
           V. F. Corp.                              13,743      468
           *Viacom, Inc. -- Class B                222,861    9,729
           Visteon Corp.                            16,312      112
           The Walt Disney Co.                     258,433    5,104
           Wendy's International, Inc.              14,650      424
           Whirlpool Corp.                           8,650      551
           *Yum! Brands, Inc.                       37,380    1,105
                                                            -------
               Total                                        126,148
                                                            -------

           Consumer Staples (4.9%)
           Adolph Coors Co. -- Class B               4,600      225
           Alberto-Culver Co. -- Class B             7,400      378
           Albertson's, Inc.                        47,995      922
           Altria Group, Inc.                      261,804   11,896
           Anheuser-Busch Companies, Inc.          108,319    5,530
           Archer-Daniels-Midland Co.               81,675    1,051
           Avon Products, Inc.                      29,775    1,852
           Brown-Forman Corp. -- Class B             7,684      604
           Campbell Soup Co.                        51,954    1,273
           The Clorox Co.                           27,850    1,188
           The Coca-Cola Co.                       313,700   14,559
           Coca-Cola Enterprises, Inc.              56,900    1,033
           Colgate-Palmolive Co.                    68,154    3,950

                                                  Shares/   Value
             Common Stock (41.7%)                  $ Par  $ (000's)
             ------------------------------------------------------

             Consumer Staples continued
             ConAgra Foods, Inc.                   67,933    1,603
             *Costco Wholesale Corp.               57,652    2,110
             CVS Corp.                             49,733    1,394
             General Mills, Inc.                   46,633    2,211
             The Gillette Co.                     132,165    4,211
             H.J. Heinz Co.                        44,483    1,467
             Hershey Foods Corp.                   17,250    1,202
             Kellogg Co.                           51,643    1,775
             Kimberly-Clark Corp.                  65,097    3,394
             *The Kroger Co.                       96,573    1,611
             McCormick & Co., Inc.                 17,700      481
             The Pepsi Bottling Group, Inc.        35,500      711
             PepsiCo, Inc.                        218,500    9,723
             The Procter & Gamble Co.             163,573   14,587
             R.J. Reynolds Tobacco Holdings, Inc.  10,700      398
             *Safeway, Inc.                        55,800    1,142
             Sara Lee Corp.                        99,084    1,864
             SUPERVALU, Inc.                       16,950      361
             SYSCO Corp.                           82,750    2,486
             UST, Inc.                             21,233      744
             Wal-Mart Stores, Inc.                558,533   29,975
             Walgreen Co.                         129,654    3,903
             Winn-Dixie Stores, Inc.               17,850      220
             Wm. Wrigley Jr. Co.                   28,533    1,604
                                                           -------
                 Total                                     133,638
                                                           -------

             Energy (2.4%)
             Amerada Hess Corp.                    11,300      556
             Anadarko Petroleum Corp.              31,477    1,400
             Apache Corp.                          20,265    1,318
             Ashland, Inc.                          8,600      264
             Baker Hughes, Inc.                    42,640    1,431
             *BJ Services Co.                      20,000      747
             Burlington Resources, Inc.            25,486    1,378
             ChevronTexaco Corp.                  135,184    9,760
             ConocoPhillips                        85,603    4,691
             Devon Energy Corp.                    29,100    1,554
             EOG Resources, Inc.                   14,640      613
             Exxon Mobil Corp.                    851,471   30,577
             Halliburton Co.                       55,185    1,269
             Kerr-McGee Corp.                      12,657      567
             Marathon Oil Corp.                    39,491    1,041
             *Nabors Industries, Ltd.              18,350      726
             *Noble Corp.                          16,950      581
             Occidental Petroleum Corp.            47,780    1,603
             Rowan Companies, Inc.                 11,850      265
             Schlumberger, Ltd.                    73,633    3,503
             Sunoco, Inc.                           9,650      364
             *Transocean Sedco Forex, Inc.         40,354      887
             Unocal Corp.                          32,633      936
                                                           -------
                 Total                                      66,031
                                                           -------

             Financials (8.6%)
             ACE, Ltd.                             33,200    1,138
             AFLAC, Inc.                           65,350    2,010
             The Allstate Corp.                    88,969    3,172
             Ambac Financial Group, Inc.           13,400      888

 Balanced Portfolio


                                                   Shares/   Value
            Common Stock (41.7%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Financials continued
            American Express Co.                   166,300   6,953
            American International Group, Inc.     330,090  18,214
            AmSouth Bancorporation                  44,945     982
            Aon Corp.                               39,175     943
            Apartment Investment and Management
             Co. -- Class A                         11,900     412
            Bank of America Corp.                  190,120  15,025
            The Bank of New York Co., Inc.          96,920   2,786
            Bank One Corp.                         147,345   5,478
            BB&T Corp.                              59,600   2,044
            The Bear Stearns Companies, Inc.        12,545     909
            Capital One Financial Corp.             28,100   1,382
            The Charles Schwab Corp.               169,986   1,715
            Charter One Financial, Inc.             28,571     891
            The Chubb Corp.                         21,650   1,299
            Cincinnati Financial Corp.              20,480     760
            Citigroup, Inc.                        650,474  27,840
            Comerica, Inc.                          22,100   1,028
            Countrywide Financial Corp.             16,000   1,113
            Equity Office Properties Trust          52,100   1,407
            Equity Residential Properties Trust     34,300     890
            Fannie Mae                             125,929   8,493
            Federated Investors Inc. -- Class B     13,900     381
            Fifth Third Bancorp                     73,143   4,194
            First Tennessee National Corp.          15,900     698
            FleetBoston Financial Corp.            132,828   3,946
            Franklin Resources, Inc.                32,550   1,272
            Freddie Mac                             88,014   4,468
            Golden West Financial Corp.             19,450   1,556
            The Goldman Sachs Group, Inc.           59,700   5,000
            The Hartford Financial Services
             Group, Inc.                            35,350   1,780
            Huntington Bancshares, Inc.             29,800     582
            J.P. Morgan Chase & Co.                252,662   8,636
            Janus Capital Group, Inc.               30,271     496
            Jefferson-Pilot Corp.                   18,153     753
            John Hancock Financial Services, Inc.   36,500   1,122
            KeyCorp                                 53,725   1,358
            Lehman Brothers Holdings, Inc.          30,656   2,038
            Lincoln National Corp.                  22,360     797
            Loews Corp.                             23,433   1,108
            Marsh & McLennan Companies, Inc.        67,980   3,472
            Marshall & Ilsley Corp.                 27,600     844
            MBIA, Inc.                              18,350     895
            MBNA Corp.                             161,695   3,370
            Mellon Financial Corp.                  54,509   1,513
            Merrill Lynch & Co., Inc.              117,300   5,476
            MetLife, Inc.                           96,215   2,725
            MGIC Investment Corp.                   12,700     592
            Moody's Corp.                           19,100   1,007
            Morgan Stanley                         137,031   5,858
            National City Corp.                     77,379   2,531
            North Fork Bancorporation, Inc.         20,400     695
            Northern Trust Corp.                    27,950   1,168
            Plum Creek Timber Co., Inc.             23,400     607
            The PNC Financial Services Group, Inc.  35,900   1,752
            Principal Financial Group, Inc.         40,500   1,306
            The Progressive Corp.                   27,600   2,018
            *Providian Financial Corp.              36,543     338

                                                   Shares/   Value
            Common Stock (41.7%)                    $ Par  $ (000's)
            --------------------------------------------------------

            Financials continued
            Prudential Financial, Inc.              71,600    2,409
            Regions Financial Corp.                 27,990      946
            SAFECO Corp.                            17,450      616
            Simon Property Group, Inc.              23,300      909
            SLM Corp.                               58,158    2,278
            SouthTrust Corp.                        43,733    1,190
            The St. Paul Companies, Inc.            28,620    1,045
            State Street Corp.                      42,000    1,655
            SunTrust Banks, Inc.                    35,767    2,122
            Synovus Financial Corp.                 38,550      829
            T. Rowe Price Group, Inc.               15,500      585
            Torchmark Corp.                         14,950      557
            Travelers Property Casualty -- Class B 127,330    2,008
            U.S. Bancorp                           242,409    5,939
            Union Planters Corp.                    25,112      779
            UnumProvident Corp.                     36,406      488
            Wachovia Corp.                         172,157    6,879
            Washington Mutual, Inc.                119,838    4,949
            Wells Fargo & Co.                      214,085   10,790
            XL Capital, Ltd. -- Class A             17,200    1,428
            Zions Bancorporation                    11,500      582
                                                            -------
                Total                                       233,107
                                                            -------

            Health Care (6.2%)
            Abbott Laboratories                    197,825    8,657
            Aetna, Inc.                             19,079    1,149
            Allergan, Inc.                          16,333    1,259
            AmerisourceBergen Corp.                 13,900      964
            *Amgen, Inc.                           162,823   10,818
            *Anthem, Inc.                           17,900    1,381
            Applera Corp. -- Applied Biosystems
             Group                                  26,467      504
            Bausch & Lomb, Inc.                      6,800      255
            Baxter International, Inc.              75,100    1,953
            Becton, Dickinson and Co.               32,250    1,253
            *Biogen, Inc.                           18,900      718
            Biomet, Inc.                            32,755      939
            *Boston Scientific Corp.                51,590    3,152
            Bristol-Myers Squibb Co.               245,144    6,656
            C. R. Bard, Inc.                         6,550      467
            Cardinal Health, Inc.                   57,250    3,681
            *Chiron Corp.                           23,678    1,035
            CIGNA Corp.                             17,671      829
            Eli Lilly and Co.                      142,166    9,805
            *Forest Laboratories, Inc.              45,934    2,515
            *Genzyme Corp.                          27,200    1,137
            Guidant Corp.                           38,812    1,723
            HCA, Inc.                               64,915    2,080
            Health Management Associates, Inc. --
             Class A                                30,200      557
            *Humana, Inc.                           20,500      310
            IMS Health, Inc.                        30,933      556
            Johnson & Johnson                      375,923   19,434
            *King Pharmaceuticals, Inc.             30,466      450
            *Manor Care, Inc.                       11,400      285
            McKesson HBOC, Inc.                     36,793    1,315
            *Medlmmune, Inc.                        31,800    1,157
            Medtronic, Inc.                        154,300    7,402
            Merck & Co., Inc.                      284,100   17,202
            *Millipore Corp.                         6,100      271

 Balanced Portfolio


                                                 Shares/    Value
             Common Stock (41.7%)                 $ Par   $ (000's)
             ------------------------------------------------------

             Health Care continued
             Pfizer, Inc.                       1,008,759   34,448
             *Quest Diagnostics, Inc.              13,300      849
             *Quintiles Transnational Corp.        14,900      211
             Schering-Plough Corp.                185,550    3,451
             *St. Jude Medical, Inc.               22,500    1,294
             Stryker Corp.                         25,050    1,738
             *Tenet Healthcare Corp.               59,950      698
             UnitedHealth Group, Inc.              77,028    3,871
             *Watson Pharmaceuticals, Inc.         13,500      545
             *WellPoint Health Networks, Inc.      18,800    1,585
             Wyeth                                167,771    7,642
             *Zimmer Holdings, Inc.                24,673    1,112
                                                           -------
                 Total                                     169,313
                                                           -------

             Industrials (4.3%)
             3M Co.                                49,412    6,373
             *Allied Waste Industries, Inc.        26,450      266
             *American Power Conversion Corp.      24,850      387
             *American Standard Companies, Inc.     9,200      680
             *Apollo Group, Inc. -- Class A        22,100    1,365
             Avery Dennison Corp.                  13,850      695
             The Boeing Co.                       106,318    3,649
             Burlington Northern Santa Fe Corp.    47,408    1,348
             Caterpillar, Inc.                     43,512    2,422
             *Cendant Corp.                       130,373    2,388
             Cintas Corp.                          21,567      764
             Cooper Industries, Ltd. -- Class A    11,800      487
             Crane Co.                              7,525      170
             CSX Corp.                             27,150      817
             Cummins, Inc.                          5,300      190
             Danaher Corp.                         19,300    1,313
             Deere & Co.                           30,240    1,382
             Delta Air Lines, Inc.                 15,633      229
             Deluxe Corp.                           7,212      323
             Dover Corp.                           25,633      768
             Eaton Corp.                            9,400      739
             Emerson Electric Co.                  53,225    2,720
             Equifax, Inc.                         18,000      468
             FedEx Corp.                           37,740    2,341
             Fluor Corp.                           10,200      343
             General Dynamics Corp.                25,400    1,842
             General Electric Co.               1,259,198   36,115
             Goodrich Corp.                        14,900      313
             H&R Block, Inc.                       22,650      980
             Honeywell International, Inc.        108,250    2,907
             Illinois Tool Works, Inc.             38,900    2,562
             Ingersoll-Rand Co. -- Class A         21,470    1,016
             ITT Industries, Inc.                  11,600      759
             Lockheed Martin Corp.                 57,622    2,741
             Masco Corp.                           62,300    1,486
             *McDermott International, Inc.         8,100       51
             *Monster Worldwide, Inc.              14,033      277
             *Navistar International Corp.          8,620      281
             Norfolk Southern Corp.                49,243      945
             Northrop Grumman Corp.                23,131    1,996
             PACCAR, Inc.                          14,685      992
             Pall Corp.                            15,516      349
             Parker-Hannifin Corp.                 14,900      626

                                                   Shares/   Value
           Common Stock (41.7%)                     $ Par  $ (000's)
           ---------------------------------------------------------

           Industrials continued
           Pitney Bowes, Inc.                       29,927    1,149
           *Power-One, Inc.                         10,100       72
           R.R. Donnelley & Sons Co.                14,333      375
           Raytheon Co.                             51,400    1,688
           *Robert Half International, Inc.         21,960      416
           Rockwell Automation, Inc.                23,450      559
           Rockwell Collins, Inc.                   22,750      560
           Ryder System, Inc.                        7,900      202
           Southwest Airlines Co.                   97,995    1,686
           Textron, Inc.                            17,250      673
           *Thomas & Betts Corp.                     7,400      107
           Tyco International, Ltd.                252,583    4,794
           Union Pacific Corp.                      32,140    1,865
           United Parcel Service, Inc. -- Class B  142,200    9,059
           United Technologies Corp.                59,533    4,217
           W.W. Grainger, Inc.                      11,600      542
           Waste Management, Inc.                   75,297    1,814
                                                            -------
               Total                                        118,643
                                                            -------

           Information Technology (6.8%)
           *ADC Telecommunications, Inc.           101,450      236
           Adobe Systems, Inc.                      29,275      939
           *Advanced Micro Devices, Inc.            43,500      279
           *Agilent Technologies, Inc.              59,088    1,155
           *Altera Corp.                            48,365      793
           *Analog Devices, Inc.                    46,043    1,603
           *Andrew Corp.                            12,462      115
           *Apple Computer, Inc.                    45,600      872
           *Applied Materials, Inc.                208,800    3,312
           *Applied Micro Circuits Corp.            38,400      232
           Autodesk, Inc.                           14,366      232
           Automatic Data Processing, Inc.          75,900    2,570
           *Avaya, Inc.                             47,112      304
           *BMC Software, Inc.                      29,540      482
           *Broadcom Corp. -- Class A               34,900      869
           *CIENA Corp.                             58,800      305
           *Cisco Systems, Inc.                    899,967   15,020
           *Citrix Systems, Inc.                    21,680      441
           Computer Associates International, Inc.  72,732    1,620
           *Computer Sciences Corp.                 23,650      902
           *Compuware Corp.                         47,843      276
           *Comverse Technology, Inc.               23,800      358
           *Concord EFS, Inc.                       64,400      948
           *Convergys Corp.                         21,950      351
           *Corning, Inc.                          151,700    1,121
           *Dell Computer Corp.                    326,367   10,431
           *Electronic Arts, Inc.                   18,100    1,339
           Electronic Data Systems Corp.            60,300    1,293
           *EMC Corp.                              278,386    2,915
           First Data Corp.                         95,222    3,946
           *Fiserv, Inc.                            24,225      863
           *Gateway, Inc.                           41,050      150
           Hewlett-Packard Co.                     386,267    8,227
           Intel Corp.                             838,343   17,424
           International Business Machines Corp.   213,910   17,649
           *Intuit, Inc.                            26,000    1,158
           *Jabil Circuit, Inc.                     25,033      553

 Balanced Portfolio


                                                  Shares/    Value
           Common Stock (41.7%)                    $ Par   $ (000's)
           ---------------------------------------------------------

           Information Technology continued
           *JDS Uniphase Corp.                     179,100      629
           *KLA-Tencor Corp.                        24,100    1,120
           *Lexmark International Group, Inc. --
            Class A                                 15,900    1,125
           Linear Technology Corp.                  39,550    1,274
           *LSI Logic Corp.                         47,100      333
           *Lucent Technologies, Inc.              523,462    1,063
           Maxim Integrated Products, Inc.          40,900    1,398
           *Mercury Interactive Corp.               10,700      413
           *Micron Technology, Inc.                 76,850      894
           Microsoft Corp.                       1,354,100   34,680
           Molex, Inc.                              24,275      655
           Motorola, Inc.                          291,119    2,745
           *National Semiconductor Corp.            22,943      452
           *NCR Corp.                               12,300      315
           *Network Appliance, Inc.                 42,900      695
           *Novell, Inc.                            46,600      144
           *Novellus Systems, Inc.                  18,900      692
           *Nvidia Corp.                            19,900      458
           *Oracle Corp.                           666,750    8,014
           *Parametric Technology Corp.             33,220      101
           Paychex, Inc.                            47,640    1,396
           *PeopleSoft, Inc.                        39,600      697
           PerkinElmer, Inc.                        16,000      221
           *PMC-Sierra, Inc.                        21,200      249
           *QLogic Corp.                            11,850      573
           QUALCOMM, Inc.                           99,833    3,569
           Sabre Holdings Corp. -- Class A          18,009      444
           *Sanmina-SCI Corp.                       64,500      407
           Scientific-Atlanta, Inc.                 19,300      460
           *Siebel Systems, Inc.                    61,300      585
           *Solectron Corp.                        104,500      391
           *Sun Microsystems, Inc.                 404,254    1,860
           *SunGard Data Systems, Inc.              35,800      928
           *Symantec Corp.                          18,700      820
           Symbol Technologies, Inc.                29,150      379
           *Tektronix, Inc.                         11,040      238
           *Tellabs, Inc.                           52,108      342
           *Teradyne, Inc.                          23,150      401
           Texas Instruments, Inc.                 219,075    3,856
           *Thermo Electron Corp.                   20,700      435
           *Unisys Corp.                            41,250      507
           *VERITAS Software Corp.                  52,101    1,494
           *Waters Corp.                            16,300      475
           *Xerox Corp.                             93,000      985
           *Xilinx, Inc.                            42,700    1,081
           *Yahoo!, Inc.                            74,800    2,450
                                                            -------
               Total                                        183,726
                                                            -------

           Materials (1.1%)
           Air Products and Chemicals, Inc.         28,733    1,195
           Alcoa, Inc.                             106,943    2,727
           Allegheny Technologies, Inc.             10,231       68
           Ball Corp.                                7,234      329
           Bemis Company, Inc.                       6,650      311
           Boise Cascade Corp.                       7,400      177
           The Dow Chemical Co.                    115,324    3,570
           E. I. du Pont de Nemours and Co.        125,845    5,240

                                                    Shares/   Value
          Common Stock (41.7%)                       $ Par  $ (000's)
          -----------------------------------------------------------

          Materials continued
          Eastman Chemical Co.                        9,775     310
          Ecolab, Inc.                               32,900     842
          Engelhard Corp.                            16,200     401
          Freeport-McMoRan Copper & Gold,
           Inc. -- Class B                           18,319     449
          Georgia-Pacific Corp.                      31,658     600
          Great Lakes Chemical Corp.                  6,400     131
          *Hercules, Inc.                            13,800     137
          International Flavors & Fragrances, Inc.   11,975     382
          International Paper Co.                    60,624   2,166
          *Louisiana-Pacific Corp.                   13,200     142
          MeadWestvaco Corp.                         25,314     625
          Monsanto Co.                               33,078     716
          Newmont Mining Corp.                       50,830   1,650
          Nucor Corp.                                 9,867     482
          *Pactiv Corp.                              20,100     396
          *Phelps Dodge Corp.                        11,210     430
          PPG Industries, Inc.                       21,433   1,088
          Praxair, Inc.                              20,500   1,232
          Rohm and Haas Co.                          27,934     867
          *Sealed Air Corp.                          10,636     507
          Sigma-Aldrich Corp.                         9,100     493
          Temple-Inland, Inc.                         6,800     292
          United States Steel Corp.                  12,950     212
          Vulcan Materials Co.                       12,800     474
          Weyerhaeuser Co.                           27,720   1,497
          Worthington Industries, Inc.               10,850     145
                                                             ------
              Total                                          30,283
                                                             ------

          Telecommunication Services (1.6%)
          ALLTEL Corp.                               39,343   1,897
          AT&T Corp.                                 97,474   1,876
          *AT&T Wireless Services, Inc.             342,816   2,815
          BellSouth Corp.                           235,535   6,272
          CenturyTel, Inc.                           18,000     627
          *Citizens Communications Co.               35,700     460
          *Nextel Communications, Inc. -- Class A   129,933   2,349
          *Qwest Communications International, Inc. 214,520   1,025
          SBC Communications, Inc.                  420,133  10,735
          Sprint Corp.                              113,191   1,630
          *Sprint Corp. (PCS Group)                 126,440     727
          Verizon Communications, Inc.              346,138  13,656
                                                             ------
              Total                                          44,069
                                                             ------

          Utilities (1.2%)
          *The AES Corp.                             74,275     472
          *Allegheny Energy, Inc.                    15,900     134
          Ameren Corp.                               20,133     888
          American Electric Power Co., Inc.          49,220   1,468
          *Calpine Corp.                             47,840     316
          CenterPoint Energy, Inc.                   38,526     314
          Cinergy Corp.                              21,338     785
          *CMS Energy Corp.                          18,200     147
          Consolidated Edison, Inc.                  27,025   1,170
          Constellation Energy Group, Inc.           20,800     713
          Dominion Resources, Inc.                   38,925   2,502
          DTE Energy Co.                             21,150     817
          Duke Energy Corp.                         112,842   2,251

 Balanced Portfolio


                                                   Shares/     Value
          Common Stock (41.7%)                      $ Par    $ (000's)
          ------------------------------------------------------------

          Utilities continued
          *Dynegy, Inc. -- Class A                    47,000       197
          *Edison International                       41,180       677
          El Paso Corp.                               75,817       613
          Entergy Corp.                               28,091     1,483
          Exelon Corp.                                40,862     2,444
          FirstEnergy Corp.                           37,674     1,449
          FPL Group, Inc.                             23,143     1,547
          KeySpan Corp.                               19,800       702
          Kinder Morgan, Inc.                         15,433       843
          *Mirant Corp.                               51,084       148
          Nicor, Inc.                                  5,550       206
          NiSource, Inc.                              33,184       630
          Peoples Energy Corp.                         4,500       193
          *PG&E Corp.                                 51,575     1,091
          Pinnacle West Capital Corp.                 11,400       427
          PPL Corp.                                   20,833       896
          Progress Energy, Inc.                       29,979     1,316
          Public Service Enterprise Group, Inc.       28,140     1,189
          Sempra Energy                               26,059       743
          The Southern Co.                            90,300     2,814
          TECO Energy, Inc.                           22,200       266
          TXU Corp.                                   40,715       914
          The Williams Companies, Inc.                65,400       517
          Xcel Energy, Inc.                           50,470       759
                                                             ---------
              Total                                             34,041
                                                             ---------

              Total Common Stock
               (Cost: $730,785)                              1,138,999
                                                             ---------

          Money Market Investments (20.2%)
          ------------------------------------------------------------

          Agricultural Services (0.5%)
          #Cargill Inc., 1.09%, 8/5/03            15,000,000    14,984
                                                             ---------
              Total                                             14,984
                                                             ---------

          Asset Backed Security (2.2%)
          #Fcar Owner Trust I, 1.03%, 10/21/03    15,000,000    15,000
          New Center Asset Trust,
           1.23%, 7/14/03                         15,000,000    14,993
          Sheffield Receivables, 1.06%,
           7/21/03                                15,000,000    14,991
          Sheffield Receivables, 1.06%,
           7/25/03                                15,000,000    14,989
                                                             ---------
              Total                                             59,973
                                                             ---------

          Auto Related (1.0%)
          #Daimler-Chrysler NA Hldg,
           1.46%, 7/15/03                         10,000,000     9,994
          Toyota Motor Credit Co.,
           1.23%, 7/11/03                         15,000,000    14,995
                                                             ---------
              Total                                             24,989
                                                             ---------

          Commercial Banks (1.1%)
          UBS Finance LLC, 1.02%, 8/25/03         15,000,000    14,977
          #UBS Finance LLC, 1.15%, 7/15/03        15,000,000    14,993
                                                             ---------
              Total                                             29,970
                                                             ---------

          Electric Utilities (0.5%)
          #National Rural Utility, 1.06%, 7/17/03 15,000,000    14,993
                                                             ---------
              Total                                             14,993
                                                             ---------

                                                   Shares/     Value
           Money Market Investments (20.2%)         $ Par    $ (000's)
           -----------------------------------------------------------

           Federal Government and Agencies (1.8%)
           #Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                        34,200,000  34,146
           #Federal Home Loan Mortgage Corp.,
            1.21%, 7/7/03                         15,000,000  14,997
                                                              ------
               Total                                          49,143
                                                              ------

           Finance Lessors (0.5%)
           #Receivables Capital Corp.,
            1.05%, 7/14/03                        15,000,000  14,994
                                                              ------
               Total                                          14,994
                                                              ------

           Finance Services (3.4%)
           #Ciesco LP, 1.02%, 8/19/03             15,000,000  14,979
           #Ciesco LP, 1.23%, 7/16/03             15,000,000  14,992
           #Preferred Receivable Funding,
            1.05%, 8/4/03                         15,000,000  14,985
           #Preferred Receivable Funding,
            1.11%, 7/16/03                        15,000,000  14,993
           #Thunder Bay Funding, Inc.,
            1.03%, 8/13/03                        15,000,000  14,982
           #Windmill Funding Corp.,
            1.05%, 7/22/03                        15,000,000  14,991
                                                              ------
               Total                                          89,922
                                                              ------

           Miscellaneous Business Credit Institutions (1.5%)
           Delaware Funding Corp.,
            1.05%, 7/30/03                        15,000,000  14,987
           Delaware Funding Corp.,
            1.05%, 7/16/03                        15,000,000  14,994
           #John Deere Cap Disc, 1.35%, 7/30/03   10,000,000   9,989
                                                              ------
               Total                                          39,970
                                                              ------

           Motorcycles, Bicycles and Parts (0.5%)
           #Harley-Davidson Funding,
            1.02%, 7/31/03                        15,000,000  14,987
                                                              ------
               Total                                          14,987
                                                              ------

           Newspapers (1.1%)
           #Gannet Co., Inc., 1.05%, 7/18/03      30,000,000  29,985
                                                              ------
               Total                                          29,985
                                                              ------

           Nonclassifiable Establishments (0.5%)
           Windmill Funding Corp.,
            1.05%, 7/11/03                        15,000,000  14,996
                                                              ------
               Total                                          14,996
                                                              ------

           Personal Credit Institutions (1.1%)
           American Express Credit,
            1.22%, 7/14/03                        15,000,000  14,993
           General Electric Capital, 1.24%,
            7/18/03                               15,000,000  14,991
                                                              ------
               Total                                          29,984
                                                              ------

           Public Building and Related Furniture (0.5%)
           Johnson Controls, Inc., 1.2%, 7/28/03  15,000,000  14,987
                                                              ------
               Total                                          14,987
                                                              ------

 Balanced Portfolio


                                                 Shares/     Value
          Money Market Investments (20.2%)        $ Par    $ (000's)
          -----------------------------------------------------------

          Security Brokers and Dealers (1.2%)
          Citigroup Global Markets,
           1.02%, 8/29/03                       15,000,000    15,000
          Merrill Lynch, 1.30%, 7/1/03          17,530,000    17,530
                                                           ---------
              Total                                           32,530
                                                           ---------

          Short Term Business Credit (2.8%)
          Old Line Funding Corp,
           1.06%, 8/8/03                        15,000,000    14,983
          Old Line Funding Corp.,
           1.05%, 7/18/03                       15,000,000    14,993
          Transamerica Financial Corp.,
           1.02%, 9/26/03                       15,000,000    15,001
          Transamerica Financial Corp.,
           1.11%, 8/6/03                        15,000,000    14,983
          Thunder Bay Funding, Inc,
           1.26%, 7/3/03                        15,000,000    14,999
                                                           ---------
              Total                                           74,959
                                                           ---------

              Total Money Market
               Investments (Cost: $551,248)                  551,366
                                                           ---------

              Total Investments (103.6%)
               (Cost $2,383,381)/\                         2,829,516
                                                           ---------

              Other Assets, Less Liabilities
               (-3.6%)                                       (99,391)
                                                           ---------

              Total Net Assets (100.0%)                    2,730,125
                                                           ---------

    The Accompanying Notes are an Integral Part of the Financial Statements


/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $2,383,381 and the net unrealized appreciation of investments based on that cost was $446,135 which is comprised of $613,219 aggregate gross unrealized appreciation and $167,084 aggregate gross unrealized depreciation.

 144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

 IO -- Interest Only Security

* Non-Income Producing

++Defaulted Security

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                     Unrealized
                                                   Appreciation /
                              Number of Expiration (Depreciation)
              Issuer (000's)  Contracts    Date       (000's)
              ---------------------------------------------------
              S & P 500 Index
               Futures          1086      9/2003      $(6,910)
              (Total Notional
               Value at
               6/30/2003
               $271,161)

 High Yield Bond Portfolio


--------------------------------------------------------------------------------

Objective:                       Portfolio Strategy:                                         Net Assets:
High current income and capital  Generate superior performance by investing in a diversified $172 million appreciation with moderate risk. mix of fixed income securities rated below investment grade.

                                    [CHART]

                     Percentage Holdings by Industry Sector
                                     6/30/03

Consumer Cyclical                                       19%
Utilities                                                7%
Transport Services                                       7%
Finance                                                  4%
Short-Term Investments and Other Assets, Net             8%
Consumer Staples                                        18%
Technology                                              15%
Basic Material/Capital Goods                            16%
Energy                                                   4%
Other Industries                                         2%

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

There are greater risks inherent in a fund that primarily invests in high yield bond.



                                    [CHART]

                              Relative Performance

              High Yield             Lehman Brothers High
            Bond Portfolio      Yield Intermediate Market Index
05/94        10,000.00                  10,000.00
06/94        10,109.59                  10,061.00
06/95        11,490.07                  11,330.70
06/96        12,835.92                  12,466.03
06/97        15,684.20                  14,158.92
06/98        17,635.18                  15,681.01
06/99        16,476.99                  15,618.28
06/00        16,124.77                  15,454.29
06/01        16,347.48                  15,077.21
06/02        15,629.49                  14,454.52
06/03        18,508.61                  17,585.36

                          Average Annual Total Return
                         For Periods Ended June 30, 2003

                                                 1 Year     5 Years   10 Years*
High Yield Bond Portfolio                        18.42%      0.97%      6.95%
Lehman Brothers High Yield
  Intermediate Market Index                      21.66%      2.32%      6.36%




The total return performance for the High Yield Bond Portfolio is shown in comparison with the Lehman Brothers High Yield Intermediate Market Index. The Lehman Brothers index is an appropriate measure of portfolio performance since it has a quality and maturity profile that resembles the High Yield Bond Portfolio. The index cannot be invested in directly and does not include sales charges.

The Lehman Brothers High Yield Intermediate Market Index is made up of dollar-denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issuers in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the index excludes pay-in-kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's, or by Fitch if an S&P rating is unavailable. A few unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of the Portfolio's operations). Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 High Yield Bond Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                  Shares/    Value
           Bonds (90.5%)                           $ Par   $ (000's)
           ---------------------------------------------------------

           Basic Materials (9.7%)
           Chemicals (5.4%)
           Ethyl Corp., 8.875%, 5/1/10 144A        800,000     816
           Huntsman Adv. Materials,
            11.00%, 7/15/10 144A                 1,900,000   1,975
           Huntsman International LLC,
            9.875%, 3/1/09 144A                    550,000     572
           IMC Global Inc., 11.25%, 6/1/11       1,100,000   1,144
           Lyondell Chemical Co.,
            9.50%, 12/15/08 144A                   750,000     713
           Lyondell Chemical Company,
            9.50%, 12/15/08                        750,000     713
           Polyone Corporation,
            10.625%, 5/15/10 144A                  900,000     878
           Resolution Performance,
            9.50%, 4/15/10                       1,500,000   1,559
           Terra Capital Inc.,
            11.50%, 6/1/10 144A                  1,050,000     966
                                                            ------
               Total                                         9,336
                                                            ------

           Paper (1.9%)
           Appleton Papers, Inc.,
            12.50%, 12/15/08                     1,250,000   1,400
           Norske Skog Canada,
            8.625%, 6/15/11 144A                   775,000     810
           Pliant Corp., 11.125%, 9/1/09 144A      925,000     983
                                                            ------
               Total                                         3,193
                                                            ------

           Steel (2.4%)
           Ipsco Inc., 8.75%, 6/1/13 144A        1,475,000   1,505
           Texas Industries Inc.,
            10.25%, 6/15/11 144A                 1,450,000   1,514
           UCAR Finance, Inc., 10.25%, 2/15/12   1,125,000   1,103
                                                            ------
               Total                                         4,122
                                                            ------

               Total Basic Materials                        16,651
                                                            ------

           Capital Goods (6.0%)
           Aerospace (0.9%)
           Vought Aircraft Industries Inc.,
            8.00%, 7/15/11 144A                  1,500,000   1,507
                                                            ------
               Total                                         1,507
                                                            ------

           Building -- Forest Products (0.7%)
           Georgia-Pacific Corp.,
            8.875%, 2/1/10 144A                  1,150,000   1,248
                                                            ------
               Total                                         1,248
                                                            ------

           Building and Construction (2.9%)
           Dayton Superior Corporation,
            10.75%, 9/15/08 144A                   900,000     891
           H&E Equipment Services LLC,
            11.125%, 6/15/12                     1,125,000     990
           Integrated Electrical Services, Inc.,
            9.375%, 2/1/09                       1,500,000   1,522
           Mobile Mini Inc., 9.50%, 7/1/13 144A    950,000     983

                                                  Shares/    Value
            Bonds (90.5%)                          $ Par   $ (000's)
            --------------------------------------------------------

            Building and Construction continued
            United Rentals, Inc.,
             10.75%, 4/15/08                       175,000     191
            United Rentals, Inc.,
             10.75%, 4/15/08 144A                  375,000     410
                                                            ------
                Total                                        4,987
                                                            ------

            Industrial (1.5%)
            JLG Industries Inc.,
             8.25%, 5/1/080 144A                   900,000     914
            Perkinelmer, Inc.,
             8.875%, 1/15/13 144A                  750,000     814
            Rexnord Corp.,
             10.125%, 12/15/12 144A                750,000     825
                                                            ------
                Total                                        2,553
                                                            ------

                Total Capital Goods                         10,295
                                                            ------

            Consumer Cyclical (19.3%)
            Apparel, Textile (2.0%)
            Levi Strauss & Co., 11.625%, 1/15/08   825,000     707
            Oxford Industries Inc.,
             8.875%, 6/1/11 144A                 1,050,000   1,103
            Phillips-Van Heusen Corp.,
             8.125%, 5/1/13 144A                   700,000     718
            Tommy Hilfiger USA, Inc.,
             6.85%, 6/1/08                         200,000     199
            Warnaco Inc., 8.875%, 6/15/13 144A     725,000     750
                                                            ------
                Total                                        3,477
                                                            ------

            Auto Related (4.8%)
            Advanced Accessory Systems,
             6/15/11, 10.75% 144A                  725,000     769
            Asbury Automotive Group, Inc.,
             9.00%, 6/15/12                        750,000     724
            Autonation, Inc., 9.00%, 8/1/08        725,000     805
            CSK Auto, Inc, 12.00%, 6/15/06         750,000     833
            HLI Operating Co. Inc.,
             10.50%, 6/15/10 144A                  925,000     971
            Tenneco Automotive Inc.,
             10.25%, 7/15/13 144A                1,100,000   1,114
            Trimas Corp., 9.875%, 6/15/12        1,125,000   1,153
            TRW Automotive, Inc.,
             9.375%, 2/15/13 144A                  550,000     597
            United Components, Inc.,
             9.375%, 6/15/13 144A                1,450,000   1,503
                                                            ------
                Total                                        8,469
                                                            ------

            Home Construction (2.0%)
            KB Homes, 7.75%, 2/1/10                750,000     811
            Meritage Corp., 9.75%, 6/1/11 144A     750,000     829
            Technical Olympic USA, Inc.,
             9.00%, 7/1/10                         750,000     810
            William Lyon Homes, 10.75%, 4/1/13     875,000     930
                                                            ------
                Total                                        3,380
                                                            ------

 High Yield Bond Portfolio


                                                   Shares/    Value
          Bonds (90.5%)                             $ Par   $ (000's)
          -----------------------------------------------------------

          Leisure Related (2.7%)
          Bally Total Fitness Holdings,
           10.50%, 7/15/11 144A                     750,000     750
          Bally Total Fitness Holdings, Series D,
           9.875%, 10/15/07                       1,300,000   1,186
          Premier Parks, Inc., 9.50%, 2/1/09      1,000,000     985
          Town Sports International,
           9.625%, 4/15/11 144A                     775,000     810
          Universal City Development Corp.,
           11.75%, 4/1/10 144A                      875,000     960
                                                             ------
              Total                                           4,691
                                                             ------

          Lodging / Resorts (0.6%)
          Corrections Corp of America,
           7.50%, 5/1/11                            475,000     496
          Corrections Corp. of America,
           9.875%, 5/1/09                           450,000     502
                                                             ------
              Total                                             998
                                                             ------

          Printing and Publishing (4.0%)
          American Achievement Corp.,
           11.625%, 1/1/07                          700,000     749
          American Color Graphics, Inc.,
           10.00%, 6/15/10 144A                     750,000     746
          American Media, Inc.,
           8.875%, 1/15/11 144A                     950,000   1,028
          Houghton Mifflin Co.,
           9.875%, 2/1/13 144A                    1,150,000   1,248
          Mail-Well Corp., 9.625%, 3/15/12        1,125,000   1,184
          Vertis, Inc., 10.875%, 6/15/09          1,150,000   1,150
          Von Hoffman Corp., 10.25%, 3/15/09        750,000     803
                                                             ------
              Total                                           6,908
                                                             ------

          Retail -- General (3.2%)
          Buhrmann US, Inc., 12.25%, 11/1/09      1,000,000   1,075
          Cole National Group,
           8.875%, 5/15/2012                      1,000,000     963
          Hollywood Entertainment, Inc.,
           9.625%, 3/15/11                          950,000   1,039
          JC Penney Co., Inc., 8.00%, 3/1/10        825,000     864
          Rite Aid Corp., 8.125%, 5/1/10 144A       475,000     492
          Rite Aid Corp., 9.50%, 2/15/11 144A       925,000     994
                                                             ------
              Total                                           5,427
                                                             ------

              Total Consumer Cyclical                        33,350
                                                             ------

          Consumer Staples (18.2%)
          Containers (2.1%)
          Anchor Glass Container,
           11.00%, 2/15/13, 144A                    750,000     819
          Crown Euro Holdings SA,
           10.875%, 3/1/13 144A                     625,000     681
          Crown Euro Holdings SA,
           9.50%, 3/1/11 144A                       550,000     594
          Owens-Brockway Glass Container,
           8.75%, 11/15/12                          775,000     841
          Owens-Brockway Glass Container,
           8.25%, 5/15/13 144A                      725,000     758
                                                             ------
              Total                                           3,693
                                                             ------

                                                   Shares/    Value
          Bonds (90.5%)                             $ Par   $ (000's)
          -----------------------------------------------------------

          Food Service (2.3%)
          Buffets, Inc., 11.25%, 7/15/10          1,000,000     990
          Domino's Inc., 8.25%, 7/1/11, 144A      1,850,000   1,909
          Sbarro, Inc., 11.00%, 9/15/09           1,150,000     983
                                                              -----
              Total                                           3,882
                                                              -----

          Foods (2.8%)
          Doane Pet Care, 10.75%, 3/1/10          1,025,000   1,117
          Dole Foods Company, 8.625%, 5/1/09        300,000     317
          Merisant Company, 9.50%, 7/15/13        1,500,000   1,553
          Smithfield Foods Inc.,
           7.75%, 5/15/13 144A                    1,025,000   1,099
          Swift & Co., 10.125%, 10/1/09 144A        750,000     780
                                                              -----
              Total                                           4,866
                                                              -----

          Gaming (4.6%)
          Choctaw Resort Development,
           9.25%, 4/1/09                            725,000     782
          Chumash Casino & Resort,
           9.00%, 7/15/10 144A                      750,000     810
          Hollywood Casino Shreveport,
           13.00%, 8/1/06                           700,000     455
          Jacobs Entertainment, Inc.,
           11.875%, 2/1/09                          675,000     718
          Majestic Investment Holdings, Inc.,
           11.65%, 11/30/07                         900,000     903
          The Majestic Star Casino LLC,
           10.875%, 7/1/06                          500,000     523
          Resort International Hotel/Casino,
           11.50%, 3/15/09                        1,000,000     950
          Trump Holdings & Funding,
           11.625%, 3/15/10 144A                    700,000     669
          Venetian Casino Resort LLC,
           11.00%, 6/15/10                          725,000     817
          Wheeling Island Gaming,
           10.125%, 12/15/09                        950,000     956
          Wynn Las Vegas Corp.,
           12.00%, 11/1/10                          500,000     553
                                                              -----
              Total                                           8,136
                                                              -----

          Healthcare (4.7%)
          Ameripath, Inc., 10.50%, 4/1/13 144A    1,400,000   1,502
          Beverly Enterprises Inc. 9.00%, 2/15/06 1,100,000   1,075
          InSight Health Services,
           9.875%, 11/1/11                        1,115,000   1,171
          Medex Inc., 8.875%, 5/15/13 144A        1,025,000   1,063
          Psychiatric Solutions, Inc.,
           10.625%, 6/15/13 144A                  1,350,000   1,391
          Rotech Healthcare Inc., 9.50%, 4/1/12     255,000     262
          Senior Housing Property Trust,
           7.875%, 4/15/15                          800,000     816
          Ventas Realty, 9.00%, 5/1/12              750,000     818
                                                              -----
              Total                                           8,098
                                                              -----

 High Yield Bond Portfolio


                                                   Shares/    Value
           Bonds (90.5%)                            $ Par   $ (000's)
           ----------------------------------------------------------

           Retail -- Food (1.0%)
           Delhaize America, Inc., 9.00%, 4/15/31 1,500,000   1,650
                                                             ------
               Total                                          1,650
                                                             ------

           Soaps and Toiletries (0.7%)
           Jafra Cosmetics, 10.75%, 5/15/11 144A  1,100,000   1,150
                                                             ------
               Total                                          1,150
                                                             ------

               Total Consumer Staples                        31,475
                                                             ------

           Energy (3.6%)
           Coal (0.7%)
           Arch Western Finance, Inc.,
            6.75%, 7/1/13 144A                    1,125,000   1,153
                                                             ------
               Total                                          1,153
                                                             ------

           Oil and Gas Independent (1.2%)
           Chesapeake Energy Corp.,
            7.50%, 9/15/13                        1,050,000   1,116
           Compton Petroleum Corp.,
            9.90%, 5/15/09                          750,000     825
                                                             ------
               Total                                          1,941
                                                             ------

           Oil Field Services (1.0%)
           El Paso Energy Partners, 8.50%, 6/1/11   725,000     776
           Hanover Equip TR., 8.75% 9/1/11          975,000   1,024
                                                             ------
               Total                                          1,800
                                                             ------

           Refining (0.7%)
           Citgo Petroleum Corp.,
            11.375%, 2/1/11 144A                  1,100,000   1,226
                                                             ------
               Total                                          1,226
                                                             ------

               Total Energy                                   6,120
                                                             ------

           Finance (3.8%)
           Banks (0.7%)
           Western Financial Bank-FSB,
            9.625%, 5/15/12                       1,125,000   1,215
                                                             ------
               Total                                          1,215
                                                             ------

           Finance Companies (1.9%)
           AmeriCredit Corp., 9.875%, 4/15/06     1,100,000   1,078
           Metris Companies, Inc.,
            10.125%, 7/15/06                      2,600,000   2,170
                                                             ------
               Total                                          3,248
                                                             ------

           Financial Services (0.7%)
           Thornburg Mortgage,
            8.00%, 5/15/13 144A                   1,125,000   1,148
                                                             ------
               Total                                          1,148
                                                             ------

           Insurance (0.5%)
           Crum & Forster Holding Corp.,
            10.375%, 6/15/13 144A                   925,000     937
                                                             ------
               Total                                            937
                                                             ------

               Total Finance                                  6,548
                                                             ------

                                                      Shares/    Value
        Bonds (90.5%)                                  $ Par   $ (000's)
        ----------------------------------------------------------------

        Miscellaneous -- Real Estate (2.4%)
        CB Richards Ellis Services, Inc.,
         11.25%, 6/15/11                               350,000     375
        CBRE Escrow Inc.,
         9.75%, 5/15/10 144A                         1,000,000   1,051
        Istar Financial, Inc., 8.75%, 8/15/08          725,000     790
        LNR Property Corp,
         7.625%, 7/15/13 144A                        1,100,000   1,111
        LNR Property Corp., 10.50%, 1/15/09            725,000     778
                                                                 -----

            Total Miscellaneous -- Real Estate                   4,105
                                                                 -----

        Technology (12.9%)
        Broadcasting (0.6%)
        XM Satellite Radio Inc.,
         12.00%, 6/15/10 144A                        1,100,000   1,078
                                                                 -----
            Total                                                1,078
                                                                 -----

        Cable (2.7%)
        Charter Communications Holdings
         LLC, 9.625%, 11/15/09                         750,000     548
        Insight Midwest, 9.75%, 10/1/09                950,000   1,005
        Lodgenet Entertainment,
         9.50%, 6/15/13                              1,825,000   1,870
        MediaCom LLC, 9.50%, 1/15/13                   700,000     740
        ++Telewest Communications PLC,
         9.875%, 2/1/10                                900,000     326
        (check mark)United Pan-Europe Communications
         NV, 13.75%, 2/1/10                            600,000      83
                                                                 -----
            Total                                                4,572
                                                                 -----

        Electronics (0.9%)
        Amkor Technologies, Inc.,
         7.75%, 5/15/13 144A                           900,000     855
        Solectron Corp., 9.625%, 2/15/09               575,000     610
                                                                 -----
            Total                                                1,465
                                                                 -----

        Office Equipment (2.3%)
        IOS Capital LLC, 7.25%, 6/30/08              1,670,000   1,632
        Moore NA Finance,
         7.875%, 1/15/11 144A                          875,000     912
        Xerox Corporation, 7.125%, 6/15/10             750,000     749
        Xerox Corporation, 7.625%, 6/15/13             750,000     751
                                                                 -----
            Total                                                4,044
                                                                 -----

        Telecommunications Wireless: Cellular/PCS (4.8%)
        +Alamosa PCS Holdings, Inc.,
         12.875%, 2/15/10                            1,500,000     870
        Centennial Cellular Communication,
         10.125%, 6/15/13, 144A                      1,300,000   1,287
        +Nextel Communications, Inc.,
         10.65%, 9/15/07                             1,250,000   1,291
        Nextel Partners, Inc., 11.00%, 3/15/10         350,000     378
        Nextel Partners, Inc., 12.50%, 11/15/09        775,000     872
        Nextel Partners, Inc.,
         8.125%, 7/1/11, 144A                        1,125,000   1,122
        Rogers Cantel, Inc., 8.30%, 10/1/07            650,000     667

 High Yield Bond Portfolio


                                                  Shares/    Value
           Bonds (90.5%)                           $ Par   $ (000's)
           ---------------------------------------------------------

           Telecommunications Wireless: Cellular/PCS continued
           Rogers Cantel, Inc., 9.75%, 6/1/16      300,000     348
           Rogers Wireless, Inc., 9.625%, 5/1/11   450,000     518
           Triton PCS Inc., 8.50%, 6/1/13 144A     925,000     994
                                                            ------
               Total                                         8,347
                                                            ------

           Telecommunications Wireless: Towers (1.1%)
           American Tower Escrow, 0%, 8/1/08     2,900,000   1,870
                                                            ------
               Total                                         1,870
                                                            ------

           Telecommunications Wireline: CLEC (0.5%)
           Qwest Services Corp.,
            13.50%, 12/15/10 144A                  795,000     898
                                                            ------
               Total                                           898
                                                            ------

               Total Technology                             22,274
                                                            ------

           Professional Services (2.4%)
           Kindercare Learning Centers,
            9.50%, 2/15/09                       1,750,000   1,763
           Service Corp. International,
            7.70%, 4/15/09                         650,000     663
           World Span LP/WS Financial Corp.,
            9.625%, 6/15/11 144A                 1,700,000   1,751
                                                            ------
               Total Professional Services                   4,177
                                                            ------

           Transport Services (4.9%)
           Railroads (1.4%)
           Railamerica Transportation Corp.,
            12.875%, 8/15/10                     1,400,000   1,556
           TFM SA DE CV, 12.50%, 6/15/12           750,000     810
                                                            ------
               Total                                         2,366
                                                            ------

           Trucking -- Shipping (3.5%)
           ++American Commercial LLC,
            11.25%, 1/1/08                         551,186      66
           International Shipbuilding Corp.,
            7.75%, 10/15/07                        450,000     414
           Laidlaw International Inc.,
            10.75%, 6/15/11 144A                 1,450,000   1,523
           North American Van Lines,
            13.375%, 12/1/09                     1,650,000   1,778
           Overseas Shipholding Group,
            8.25%, 3/15/13 144A                  1,000,000   1,040
           Stena AB, 9.625%, 12/1/12             1,075,000   1,181
                                                            ------
               Total                                         6,002
                                                            ------

               Total Transport Services                      8,368
                                                            ------

           Utilities (7.3%)
           Utility -- Electric (5.1%)
           The AES Corp., 9.00%, 5/15/15 144A      900,000     941
           Calpine Corp., 8.625%, 8/15/10        1,170,000     878
           Calpine Corp., 8.75%, 7/15/07           750,000     613
           Edison Mission Energy,
            10.00%, 8/15/08                        700,000     662
           Orion Power Holdings, Inc.,
            12.00%, 5/1/10                       1,100,000   1,275
           PG&E Corp, 6.875%, 7/15/08 144A       1,100,000   1,141

                                                 Shares/    Value
             Bonds (90.5%)                        $ Par   $ (000's)
             ------------------------------------------------------

             Utility -- Electric continued
             Reliant Resources Inc.,
              9.50%, 7/15/13 144A               1,150,000    1,159
             Teco Energy Inc., 7.50%, 6/15/10     750,000      765
             Western Resources, 9.75%, 5/1/07   1,125,000    1,260
                                                           -------
                 Total                                       8,694
                                                           -------

             Utility -- Garbage Disposal (1.0%)
             Allied Waste North America, Inc.,
              8.50%, 12/1/08                      750,000      806
             MSW Energy Holdings,
              8.50%, 9/1/10 144A                  925,000      950
                                                           -------
                 Total                                       1,756
                                                           -------

             Utility -- Gas (1.2%)
             Northwest Pipeline Corp.,
              8.125%, 3/1/10                    1,025,000    1,102
             Williams Cos Inc., 8.625%, 6/1/10    925,000      967
                                                           -------
                 Total                                       2,069
                                                           -------

                 Total Utilities                            12,519
                                                           -------

                 Total Bonds
                  (Cost: $149,053)                         155,882
                                                           -------

             Preferred Stock (2.0%)
             ------------------------------------------------------

             Technology (2.0%)
             Broadcasting (0.6%)
             Sinclair Capital                       9,500    1,000
                                                           -------
                 Total                                       1,000
                                                           -------

             Cable (1.4%)
             CSC Holdings, Inc. -- Series H        15,250    1,567
             CSC Holdings, Inc. -- Series M         8,708      893
             NTL Europe, Inc., 10.00%, 1/10/23         25        0
                                                           -------
                 Total                                       2,460
                                                           -------

             Telecommunications Wireless: Towers (0.0%)
             **Crown Castle International Corp.         3        0
                                                           -------
                 Total                                           0
                                                           -------

             Telecommunications Wireline: CLEC (0.0%)
             **Intermedia Communications, Inc.,
              13.50%, 3/31/09                           1        0
                                                           -------
                 Total                                           0
                                                           -------
                 Total Technology                            3,460
                                                           -------

             Transport Services (0.0%)
             **American Commercial Lines LLC        4,948        0
                                                           -------
                 Total Transport Services                        0
                                                           -------

                 Total Preferred Stock
                  (Cost: $3,853)                             3,460
                                                           -------

 High Yield Bond Portfolio


                                                   Shares/   Value
            Common Stocks and Warrants (0.4%)       $ Par  $ (000's)
            --------------------------------------------------------

            Lodging / Resorts (0.0%)
            *La Quinta Corporation                 11,117      48
                                                              ---
                Total                                          48
                                                              ---

            Printing and Publishing (0.1%)
            Jostens, Inc.                           1,550     128
                                                              ---
                Total                                         128
                                                              ---

                Total Consumer Cyclical                       176
                                                              ---

            Railroads (0.0%)
            *Railamerica, Inc.                      1,400      14
                                                              ---
                Total Railroads                                14
                                                              ---

            Technology (0.3%)
            Cable (0.3%)
            *NTL Communications, Inc.              14,442     493
            *NTL Europe Inc.                           10       0
            NTL INC DEL                                12       0
                                                              ---
                Total                                         493
                                                              ---

            Telecommunications Wireless: Cellular / PCS (0.0%)
            Horizon PCS, Inc. -- Warrant            2,000       0
            IWO Holdings, Inc. 144A                 1,150       0
                                                              ---
                Total                                           0
                                                              ---

            Telecommunications Wireless: Towers (0.0%)
            American Tower Corporation -- Warrants  2,900      30
                                                              ---
                Total                                          30
                                                              ---

                Total Technology                              523
                                                              ---

                Total Common Stocks and Warrants
                 (Cost: $3,353)                               713
                                                              ---

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                  Shares/    Value
           Money Market Investments (9.0%)         $ Par   $ (000's)
           ---------------------------------------------------------

           Asset Backed Security (4.6%)
           Sheffield Receivables, 1.06%, 7/25/03 8,000,000    7,995
                                                            -------
               Total                                          7,995
                                                            -------
           Finance Services (4.4%)
           Windmill Funding Corp.,
            1.05%, 7/22/03                       7,500,000    7,495
                                                            -------
               Total Finance Services                         7,495
                                                            -------

               Total Money Market Investments
                (Cost: $15,490)                              15,490
                                                            -------

               Total Investments (101.9%)
                (Cost $171,749)/\                           175,545
                                                            -------

               Other Assets, Less Liabilities (-1.9%)        (3,320)
                                                            -------


                       Total Net Assets (100.0%)      172,225
                                                      -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $171,749 and the net unrealized appreciation of investments based on that cost was $3,796 which is comprised of $9,833 aggregate gross unrealized appreciation and $6,037 aggregate gross unrealized depreciation.

 144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

* Non-Income Producing

+ Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

++Defaulted Security

(check mark)Defaulted security and step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

**PIK -- Payment In Kind

 Select Bond Portfolio


--------------------------------------------------------------------------------

Objective:                                  Portfolio Strategy:                                   Net Assets:
A stable and relatively high level of long- Invest in high grade corporate bonds, U.S. government $677 million
term total return and preservation of       bonds and bonds of government agencies.
capital

                                    [CHART]

                               Percentage Holdings
                                    6/30/03

Government and Government Agencies              60%
Short-Term Investments & Other Net Assets        8%
Corporate Bonds                                 24%
Mortgage-Backed and Asset-Backed Securities      8%


Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies headquartered outside the United States. The Government and Government Agencies category includes taxable bonds of domestic and foreign governments. Consistent with the Portfolio's stated parameters, no more than 10% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high-yield securities.
                                    [CHART]

                              Relative Performance

            Select Bond     Merrill Lynch Domestic
             Portfolio           Master Index
            -----------     ----------------------
06/93        10,000.00            10,000.00
06/94         9,976.56             9,896.30
06/95        11,251.83            11,141.95
06/96        11,814.33            11,694.13
06/97        12,830.10            12,650.48
06/98        13,964.60            13,999.78
06/99        14,451.13            14,431.39
06/00        14,788.91            15,090.90
06/01        16,627.40            16,765.99
06/02        18,225.68            18,206.19
06/03        20,771.28            20,157.90

                          Average Annual Total Return
                         For Periods Ended June 30,2003

                                               1 Year     5 Years     10 Years
Select Bond Portfolio                          13.97%      8.26%        7.51%
Merrill Lynch Domestic Master Index            10.72%      7.56%        7.26%


Since the Portfolio invests broadly in U.S. Government, mortgage and corporate bonds, a useful basis for comparing returns is the Merrill Lynch Domestic Master Index. The index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities. The index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 6/30/93. Returns shown include deductions for management and other portfolio expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account are shown beginning on page iv of the Performance Summary of the Separate Account report.

 Select Bond Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                  Shares/    Value
           General Obligation Bonds (0.5%)         $ Par   $ (000's)
           ---------------------------------------------------------

           Municipal Bond -- General Obligation (0.5%)
           Illinois State Taxable, 3.85%, 6/1/13 3,320,000   3,258
                                                            ------

               Total General Obligation Bonds
                (Cost: $3,313)                               3,258
                                                            ------

           Corporate Bonds (24.3%)
           ---------------------------------------------------------

           Aerospace -- Defense (0.7%)
           Lockheed Martin Corp., 8.20%, 12/1/09 3,850,000   4,869
                                                            ------
               Total                                         4,869
                                                            ------

           Auto Related (0.7%)
           Toyota Motor Credit Corp.,
            5.65%, 1/15/07                       4,000,000   4,428
                                                            ------
               Total                                         4,428
                                                            ------

           Ball and Roller Bearings (0.5%)
           Timken Co., 5.75%, 2/15/10            3,490,000   3,674
                                                            ------
               Total                                         3,674
                                                            ------

           Beverages, Malt Beverages (2.5%)
           Anheuser-Busch Companies, Inc.,
            7.00%, 12/1/25                       4,200,000   4,643
           Anheuser-Busch Companies, Inc.,
            7.50%, 3/15/12                         378,000     477
           Coca-Cola Enterprises, Inc.,
            5.25%, 5/15/07                       5,000,000   5,457
           Coca-Cola Enterprises, Inc.,
            5.375%, 8/15/06                      1,500,000   1,646
           Coca-Cola Enterprises, Inc.,
            5.75%, 3/15/11                       4,000,000   4,551
                                                            ------
               Total                                        16,774
                                                            ------

           Broad Woven Fabric Mills, Manmade (0.0%)
           ++Polysindo International Finance,
            11.375%, 6/15/06                     4,200,000     179
                                                            ------
               Total                                           179
                                                            ------

           Commercial Banks (1.1%)
           Bank of America Corp.,
            4.875%, 1/15/13                      1,500,000   1,582
           Bank of America Corp., 7.40%, 1/15/11 1,133,000   1,392
           Bank One Corp., 5.25%, 1/30/13        4,000,000   4,316
                                                            ------
               Total                                         7,290
                                                            ------

           Commercial Physical Research (0.7%)
           Monsanto Co., 7.375%, 8/15/12         4,100,000   4,889
                                                            ------
               Total                                         4,889
                                                            ------

           Crude Petroleum and Natural Gas (0.9%)
           Occidental Petroleum, 6.75%, 1/15/12  2,592,000   3,082
           Occidental Petroleum, 8.45%, 2/15/29  1,430,000   2,001
           Occidental Petroleum,
            10.125%, 9/15/09                     1,000,000   1,337
                                                            ------
               Total                                         6,420
                                                            ------

                                                   Shares/    Value
          Corporate Bonds (24.3%)                   $ Par   $ (000's)
          -----------------------------------------------------------

          Data Processing and Preparation (0.2%)
          Fiserv, Inc., 4.00%, 4/15/08 144A       1,000,000   1,030
                                                             ------
              Total                                           1,030
                                                             ------

          Electric Services (0.3%)
          South Carolina Electric & Gas,
           6.125%, 3/1/09                         1,750,000   2,005
                                                             ------
              Total                                           2,005
                                                             ------

          Electrical Equipment and Supplies (0.7%)
          Cooper Industries, Inc., 5.50%, 11/1/09 4,000,000   4,444
                                                             ------
              Total                                           4,444
                                                             ------

          Fire, Marine and Casualty Insurance (3.0%)
          Allstate Corp., 5.35%, 6/1/33           3,550,000   3,468
          Allstate Corp., 6.125%, 12/15/32        1,575,000   1,719
          Berkley (WR) Corp., 5.875%, 2/15/13     2,750,000   2,925
          Berkley (WR) Corp., 9.875%, 5/15/08     2,860,000   3,629
          Progressive Corp., 6.25%, 12/1/32       4,215,000   4,693
          Travelers Property Casualty,
           6.375%, 3/15/33                        3,300,000   3,607
                                                             ------
              Total                                          20,041
                                                             ------

          Housefurnishings (0.9%)
          Leggett & Platt, Inc., 4.70%, 4/1/13    6,000,000   6,239
                                                             ------
              Total                                           6,239
                                                             ------

          Measuring and Controlling Devices (0.6%)
          Rockwell Automation, Inc.,
           6.70%, 1/15/28                         3,650,000   4,198
                                                             ------
              Total                                           4,198
                                                             ------

          Miscellaneous Manufacturing Industries (0.2%)
          Textron Financial Corp., 2.75%, 6/1/06  1,300,000   1,298
                                                             ------
              Total                                           1,298
                                                             ------

          Motors and Generators (0.5%)
          Emerson Electric Co., 4.50%, 5/1/13     2,275,000   2,347
          Emerson Electric Co., 5.75%, 11/1/11      796,000     893
                                                             ------
              Total                                           3,240
                                                             ------

          Office Machines (1.2%)
          Pitney Bowes Credit Corp.,
           5.75%, 8/15/08                         2,250,000   2,539
          Pitney Bowes, Inc., 3.875%, 6/15/13     3,800,000   3,710
          Pitney Bowes, Inc., 4.625%, 10/1/12     1,900,000   1,986
                                                             ------
              Total                                           8,235
                                                             ------

          Oil and Gas Extraction (0.7%)
          Chevron Corp., 6.625%, 10/1/04          4,500,000   4,764
                                                             ------
              Total                                           4,764
                                                             ------

          Pharmaceuticals (3.7%)
          Eli Lilly & Co., 5.50%, 7/15/06         2,600,000   2,871
          Johnson & Johnson, Inc.,
           3.80%, 5/15/13                         2,900,000   2,876

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
                                                   Shares/    Value
           Corporate Bonds (24.3%)                  $ Par   $ (000's)
           ----------------------------------------------------------

           Pharmaceuticals continued
           Johnson & Johnson, Inc.,
            4.95%, 5/15/33                        3,300,000    3,225
           Johnson & Johnson, Inc.,
            6.625%, 9/1/09                        2,750,000    3,302
           Johnson & Johnson, Inc., 6.95%, 9/1/29 2,200,000    2,803
           Merck & Co., Inc., 6.40%, 3/1/28       1,100,000    1,300
           Merck & Co., Inc., 5.95%, 12/1/28      4,841,000    5,409
           Pfizer Inc., 5.625%, 4/15/09           1,100,000    1,246
           Pfizer Inc., 5.625%, 2/1/06            1,875,000    2,058
                                                             -------
               Total                                          25,090
                                                             -------

           Radio, TV Electronic Stores (0.4%)
           Radioshack Corp., 6.95%, 9/1/07        1,500,000    1,731
           Radioshack Corp., 7.375%, 5/15/11      1,000,000    1,163
                                                             -------
               Total                                           2,894
                                                             -------

           Retail -- Retail Stores (0.9%)
           Limited Brands, Inc., 6.125%, 12/1/12  1,040,000    1,149
           Limited Brands, Inc., 6.95%, 3/1/33    4,526,000    5,003
                                                             -------
               Total                                           6,152
                                                             -------

           Savings Institutions Except Federal (0.4%)
           U.S. Central Credit Union,
            2.75%, 5/30/08                        2,600,000    2,583
                                                             -------
               Total                                           2,583
                                                             -------

           Soybean Oil Mills (0.9%)
           Archer-Daniels-Midland Co.,
            7.00%, 2/15/31                        5,018,000    6,063
                                                             -------
               Total                                           6,063
                                                             -------

           Steel Wire and Related Products (0.5%)
           Hubbell, Inc., 6.375%, 5/15/12         3,200,000    3,627
                                                             -------
               Total                                           3,627
                                                             -------

           Toilet Preparations (0.5%)
           The Gillette Co., 2.50%, 6/1/08        3,300,000    3,274
                                                             -------
               Total                                           3,274
                                                             -------

           Unsupported Plastics Film and Sheets (1.1%)
           Sealed Air Corp.,
            6.875%, 7/15/33 144A                  1,970,000    2,009
           Sealed Air Corp., 6.95%, 5/15/09 144A  4,015,000    4,435
           Sealed Air Corp., 5.375%, 4/15/08      1,185,000    1,244
                                                             -------
               Total                                           7,688
                                                             -------

           Wines and Distilled Beverages (0.5%)
           Brown Forman Corp., 3.00%, 3/15/08     3,500,000    3,514
                                                             -------
               Total                                           3,514
                                                             -------

               Total Corporate Bonds
                (Cost: $157,002)                             164,902
                                                             -------

           Government (Domestic and Foreign)
           and Agency Bonds (59.7%)
           ----------------------------------------------------------

           Federal Government and Agencies (59.7%)
           Aid-Israel, 0.00%, 11/1/24             8,900,000    2,832
           Federal Home Loan Bank,
            5.54%, 1/8/09                         3,700,000    4,219

           Government (Domestic and Foreign)       Shares/    Value
           and Agency Bonds (59.7%)                 $ Par   $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           Federal Home Loan Mortgage Corp.,
            7.50%, 10/1/27                        1,461,114   1,560
           Federal National Mortgage Association,
            5.97%, 10/1/08                        3,652,556   4,104
           Federal National Mortgage Association,
            6.22%, 2/1/06                         1,797,659   1,952
           Federal National Mortgage Association,
            6.24%, 1/1/06                         5,063,572   5,476
           Federal National Mortgage Association,
            6.265%, 10/1/08                       2,826,568   3,216
           Federal National Mortgage Association,
            6.36%, 4/1/08                         3,524,173   4,001
           Federal National Mortgage Association,
            6.39%, 4/1/08                         1,340,175   1,522
           Federal National Mortgage Association,
            6.75%, 4/25/18                        1,939,400   2,040
           Federal National Mortgage Association,
            6.75%, 12/25/23                       2,665,496   2,763
           Federal National Mortgage Association,
            7.36%, 4/1/11                         2,949,289   3,575
           Federal National Mortgage Association,
            8.40%, 2/25/09                           15,467      15
           Federal National Mortgage Association,
            11.00%, 12/1/17                          35,644      41
           Federal National Mortgage Association,
            11.00%, 2/1/18                           79,670      92
           Federal National Mortgage Association,
            11.00%, 12/1/12                          23,350      27
           Federal National Mortgage Association,
            11.00%, 9/1/17                          135,886     157
           Federal National Mortgage Association,
            11.50%, 4/1/18                           55,488      65
           Federal National Mortgage Association,
            12.00%, 10/1/17                          40,255      47
           Federal National Mortgage Association,
            12.00%, 9/1/17                           58,317      69
           Federal National Mortgage Association,
            12.00%, 9/1/12                          208,443     242
           Federal National Mortgage Association,
            12.00%, 12/1/12                          55,840      66
           Federal National Mortgage Association,
            12.00%, 12/1/17                          33,642      40
           Federal National Mortgage Association,
            12.00%, 2/1/18                           64,750      76
           Federal National Mortgage Association,
            12.25%, 1/1/18                           58,912      70
           Federal National Mortgage Association,
            12.50%, 4/1/18                           23,356      28
           Federal National Mortgage Association,
            13.00%, 12/1/17                          42,597      51
           Federal National Mortgage Association,
            13.00%, 2/1/18                           92,553     111
           Federal National Mortgage Association,
            13.00%, 11/1/12                          46,788      56
           Federal National Mortgage Association,
            13.00%, 11/1/17                          38,758      47
           Federal National Mortgage Association,
            14.00%, 12/1/17                          16,890      21

 Select Bond Portfolio


             Government (Domestic and Foreign)  Shares/     Value
             and Agency Bonds (59.7%)            $ Par    $ (000's)
             ------------------------------------------------------

             Federal Government and Agencies continued
               Government National Mortgage
                Association, 5.50%, 12/15/31      725,067     757
               Government National Mortgage
                Association, 5.50%, 1/15/32     1,061,252   1,107
               Government National Mortgage
                Association, 5.50%, 2/15/32       432,522     451
               Government National Mortgage
                Association, 5.50%, 2/15/32        57,626      60
               Government National Mortgage
                Association, 5.50%, 3/15/32       784,622     819
               Government National Mortgage
                Association, 5.50%, 4/15/32        41,681      43
               Government National Mortgage
                Association, 5.50%, 9/15/32    14,645,877  15,283
               Government National Mortgage
                Association, 5.50%, 10/15/31      130,691     136
               Government National Mortgage
                Association, 5.50%, 11/15/31       33,860      35
               Government National Mortgage
                Association, 5.50%, 7/15/32        73,311      76
               Government National Mortgage
                Association, 7.00%, 5/15/23        81,145      86
               Government National Mortgage
                Association, 7.50%, 4/15/22        54,634      59
               Government National Mortgage
                Association, 7.50%, 5/15/26         3,291       4
               Government National Mortgage
                Association, 7.50%, 11/15/25        3,388       4
               Government National Mortgage
                Association, 7.50%, 1/15/27        53,226      57
               Government National Mortgage
                Association, 7.50%, 10/15/23      173,722     186
               Government National Mortgage
                Association, 7.50%, 2/15/27        73,133      78
               Government National Mortgage
                Association, 7.50%, 3/15/27        16,893      18
               Government National Mortgage
                Association, 7.50%, 4/15/27        20,843      22
               Government National Mortgage
                Association, 7.50%, 8/15/27         2,608       3
               Government National Mortgage
                Association, 7.50%, 6/15/28        71,662      76
               Government National Mortgage
                Association, 8.00%, 4/15/27       277,389     300
               Government National Mortgage
                Association, 8.00%, 9/15/26        91,658      99
               Government National Mortgage
                Association, 8.00%, 8/15/26       177,923     193
               Government National Mortgage
                Association, 8.00%, 8/15/27       101,931     110
               Government National Mortgage
                Association, 8.00%, 1/15/27        90,120      97
               Government National Mortgage
                Association, 8.00%, 1/15/26        68,652      74
               Government National Mortgage
                Association, 8.00%, 3/15/27       113,228     122
               Government National Mortgage
                Association, 8.00%, 2/15/26       149,253     162

           Government (Domestic and Foreign)      Shares/     Value
           and Agency Bonds (59.7%)                $ Par    $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           Government National Mortgage
            Association, 8.00%, 12/15/26             16,666      18
           Government National Mortgage
            Association, 8.00%, 6/15/27              89,205      96
           Government National Mortgage
            Association, 8.00%, 7/15/27              77,385      84
           Government National Mortgage
            Association, 8.00%, 9/15/27              66,585      72
           Government National Mortgage
            Association, 8.50%, 9/15/21               5,854       6
           Government National Mortgage
            Association, 8.50%, 11/15/24            125,151     136
           Government National Mortgage
            Association, 8.50%, 3/15/23                 851       1
           Government National Mortgage
            Association, 8.50%, 6/15/23                 681       1
           Government National Mortgage
            Association, 8.50%, 6/15/24              18,647      20
           Government National Mortgage
            Association, 8.50%, 7/15/24              38,418      42
           Government National Mortgage
            Association, 8.50%, 2/15/25              16,854      18
           Government National Mortgage
            Association, 11.00%, 1/15/18          1,451,359   1,684
           Government National Mortgage
            Association, TBA, 5.00%, 7/1/25      11,000,000  11,272
           Housing & Urban Development,
            6.08%, 8/1/13                         4,000,000   4,701
           Housing & Urban Development,
            6.17%, 8/1/14                         3,000,000   3,501
           Rural Housing Trust 1987-1, Series 1,
            Class D, 6.33%, 4/1/26                  475,705     483
           State of Israel, 7.25%, 12/15/28       3,465,000   3,824
           US Treasury, 1.625%, 1/31/05             850,000     856
           US Treasury, 1.625%, 3/31/05           2,830,000   2,849
           US Treasury, 1.625%, 4/30/05           1,770,000   1,782
           US Treasury, 1.75%, 12/31/04           3,250,000   3,278
           US Treasury, 2.00%, 5/15/06            1,850,000   1,870
           US Treasury, 2.125%, 10/31/04          2,150,000   2,179
           US Treasury, 2.625%, 5/15/08          16,520,000  16,671
           US Treasury, 3.00%, 11/15/07          14,510,000  14,967
           US Treasury, 3.00%, 1/31/04            2,700,000   2,732
           US Treasury, 3.00%, 2/29/04           15,619,000  15,826
           US Treasury, 3.00%, 2/15/08           43,745,000  45,015
           US Treasury, 3.25%, 5/31/04           25,000,000  25,505
           US Treasury, 3.25%, 8/15/07              960,000   1,002
           US Treasury, 3.50%, 11/15/06              34,000      36
           US Treasury, 3.625%, 3/31/04           3,500,000   3,569
           US Treasury, 3.625%, 5/15/13          16,504,000  16,633
           US Treasury, 3.875%, 2/15/13           1,090,000   1,122
           US Treasury, 4.00%, 11/15/12           5,065,000   5,271
           US Treasury, 4.375%, 5/15/07           2,096,000   2,277
           US Treasury, 5.375%, 2/15/31          24,032,000  27,061
           US Treasury, 6.50%, 5/15/05           60,470,000  66,318
           US Treasury, 6.50%, 2/15/10            2,270,000   2,754
           US Treasury Inflation Index Bond,
            3.375%, 1/15/07                      14,597,385  16,030

 Select Bond Portfolio


           Government (Domestic and Foreign)      Shares/     Value
           and Agency Bonds (59.7%)                $ Par    $ (000's)
           ----------------------------------------------------------

           Federal Government and Agencies continued
           US Treasury Inflation Index Bond,
            3.625%, 1/15/08                      27,079,164   30,379
           US Treasury Inflation Index Bond,
            3.875%, 4/15/29                       4,863,866    6,205
           US Treasury Stripped, 0.00%, 5/15/30  25,820,000    6,760
                                                             -------
               Total Government (Domestic
                and Foreign) and Agency
                Bonds (Cost: $389,360)                       404,004
                                                             -------

           Mortgage/Asset Backed Securities (7.8%)
           ----------------------------------------------------------

           Auto Related (0.0%)
           Fleetwood Credit Corp. Grantor Trust,
            Series 1997-B, Class A,
            6.40%, 5/15/13                          210,804      216
                                                             -------
               Total                                             216
                                                             -------

           Boat Dealers (0.1%)
           Nationscredit Grantor Trust, Series
            1997-2, Class A1, 6.35%, 4/15/14        362,576      380
                                                             -------
               Total                                             380
                                                             -------

           Commercial Mortgages (6.1%)
           Asset Securitization Corp., Series
            1996-MD6, Class CS1,
            1.63%, 11/13/26 IO                    1,805,906        7
           Asset Securitization Corp., Series
            1996-MD6, Class CS2,
            1.10%, 11/13/26 IO                   85,000,000      611
           Asset Securitization Corp., Series
            1997-D5, Class PS1,
            1.616%, 2/14/41 IO                   11,072,587      754
           Chase Commercial Mortgage
            Securities Corp., Series 1997-1,
            Class B, 7.37%, 4/19/07               1,000,000    1,165
           Chase Commercial Mortgage
            Securities Corp., Series 1997-2,
            Class A2, 6.60%, 11/19/07             5,000,000    5,653
           Chase Commercial Mortgage
            Securities Corp., Series 1997-2,
            Class B, 6.60%, 11/19/07              2,000,000    2,287
           Commercial Mortgage Acceptance
            Corp., Series 1997-ML1,
            Class B, 6.64%, 12/15/07              2,000,000    2,246
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class A2, 7.26%, 6/20/07 144A         1,310,238    1,474
           Credit Suisse First Boston Mortgage
            Securities Corp., Series 1997-C1,
            Class B, 7.28%, 6/20/07 144A          1,500,000    1,723
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class A1,
            7.00%, 11/2/06                        3,000,000    3,136
           Criimi Mae Commercial Mortgage
            Trust, Series 1998-C1, Class B,
            7.00%, 11/2/11 144A                   4,000,000    4,134

          Mortgage/Asset Backed                    Shares/     Value
          Securities (7.8%)                         $ Par    $ (000's)
          ------------------------------------------------------------

          Commercial Mortgages continued
          DLJ Commercial Mortgage Corp.,
           Series 1998-CF1, Class S,
           0.70%, 1/15/18 IO                     110,811,371   3,400
          DLJ Mortgage Acceptance Corp.,
           Series 1997-CF2, Class S, 0.35%,
           10/15/17 IO 144A                       88,121,372   1,734
          The Equitable Life Assurance
           Society, Series 174, Class C1,
           7.52%, 5/15/06 144A                     2,000,000   2,269
          Midland Realty Acceptance Corp.,
           Series 1996-C2, Class AEC,
           1.35%, 1/25/29 IO                      10,086,832     470
          Mortgage Capital Funding, Inc.,
           Series 1997-MC1, Class A3,
           7.28%, 3/20/07                          5,323,000   6,039
          Nomura Asset Securities Corp.,
           Series 1998-D6, Class A2,
           6.99%, 3/17/28                          2,800,000   3,382
          RMF Commercial Mortgage Pass-
           Through, Series 1997-1, Class F,
           7.47%, 1/15/19                          1,800,000     980
                                                              ------
              Total                                           41,464
                                                              ------

          Credit Card Asset Backed (0.0%)
          Heilig-Meyers Master Trust, Series
           1998-1A, Class A,
           6.125%, 1/20/07 144A                    1,104,241       1
                                                              ------
              Total                                                1
                                                              ------

          Franchise Loan Receivables (0.1%)
          Enterprise Mortgage Acceptance Co.,
           Series 1998-1, Class IO,
           1.37%, 1/15/23 IO 144A                 24,355,754     791
          Global Franchise Trust, Series 1998-1,
           Class A1, 6.35%, 4/10/04 144A              43,998      44
                                                              ------
              Total                                              835
                                                              ------

          Home Equity Loan (0.2%)
          Vanderbilt Mortgage Finance, Inc.,
           Series 1997-B, Class 1A4,
           7.19%, 2/7/14                           1,344,573   1,376
                                                              ------
              Total                                            1,376
                                                              ------

          Manufactured Housing (0.1%)
          Mid-State Trust, Series 6, Class A3,
           7.54%, 7/1/35                             720,020     750
                                                              ------
              Total                                              750
                                                              ------

          Residential Mortgages (0.1%)
          Blackrock Capital Finance LP, Series
           1997-R1, Class B3,
           7.75%, 3/25/37 144A                     2,474,468     222
          Blackrock Capital Finance LP, Series
           1997-R3, Class B3,
           7.25%, 11/25/28 144A                    3,512,376     211
                                                              ------
              Total                                              433
                                                              ------

 Select Bond Portfolio


           Mortgage/Asset Backed                    Shares/    Value
           Securities (7.8%)                         $ Par   $ (000's)
           -----------------------------------------------------------

           Retail-Retail Stores (1.1%)
           LB Mortgage Trust, Series 1991-2,
            Class A3, 8.40%, 1/20/17               6,237,087   7,555
                                                              ------
               Total                                           7,555
                                                              ------

               Total Mortgage/Asset Backed
                Securities (Cost: $55,848)                    53,010
                                                              ------

           Money Market Investments (17.2%)
           -----------------------------------------------------------

           Agricultural Services (0.7%)
           Cargill Inc., 1.05%, 8/11/03            5,000,000   4,994
                                                              ------
               Total                                           4,994
                                                              ------

           Asset Backed Security (1.5%)
           Fcar Owner Trust I, 1.03%, 10/21/03     5,000,000   5,000
           Sheffield Receivables, 1.06%, 7/25/03   5,000,000   4,996
                                                              ------
               Total                                           9,996
                                                              ------

           Automobiles And Other Motor
            Vehicles (0.4%)
           DaimlerChrysler NA Hldg,
            1.47%, 7/30/03                         3,000,000   2,996
                                                              ------
               Total                                           2,996
                                                              ------

           Federal Government and Agencies (0.2%)
           Federal Home Loan Mortgage Corp.,
            1.13%, 8/29/03                         1,600,000   1,597
                                                              ------
               Total                                           1,597
                                                              ------

           Finance Services (3.0%)
           Ciesco LP, 1.02%, 8/19/03               5,000,000   4,993
           Preferred Receivable Funding,
            0.96%, 7/30/03                         5,000,000   4,996
           Thunder Bay Funding, Inc.,
            1.03%, 8/13/03                         5,000,000   4,994
           Windmill Funding Corp.,
            1.05%, 7/22/03                         5,000,000   4,997
                                                              ------
               Total                                          19,980
                                                              ------

           Miscellaneous Business Credit Institutions (2.0%)
           John Deere Cap Disc, 1.44%, 7/7/03      3,000,000   2,999
           National Rural Utility, 1.06%, 7/17/03  5,000,000   4,998
           Quincy Capital Corp, 0.97%, 7/10/03     5,000,000   4,999
                                                              ------
               Total                                          12,996
                                                              ------

           Newspapers (0.7%)
           Gannet Co., Inc., 1.05%, 7/18/03        5,000,000   4,998
                                                              ------
               Total                                           4,998
                                                              ------

           Passenger Car Rental (0.7%)
           Delaware Funding Corp.,
            0.95%, 7/25/03                         5,000,000   4,997
                                                              ------
               Total                                           4,997
                                                              ------

           Personal Credit Institutions (0.7%)
           BMW U.S. Capital Corp.,
            1.02%, 7/28/03                         5,000,000   4,996
                                                              ------
               Total                                           4,996
                                                              ------

                                                  Shares/    Value
           Money Market Investments (17.2%)        $ Par   $ (000's)
           ---------------------------------------------------------

           Petroleum Refining (0.7%)
           Dupont Ei De Nemours Co.,
            1.10%, 8/14/03                       5,000,000    4,993
                                                            -------
               Total                                          4,993
                                                            -------

           Pharmaceutical Preparations (0.7%)
           Pfizer, Inc., 1.13%, 7/28/03          5,000,000    4,996
                                                            -------
               Total                                          4,996
                                                            -------

           Public Building and Related Furniture (0.7%)
           Johnson Controls, Inc., 1.2%, 7/28/03 5,000,000    4,996
                                                            -------
               Total                                          4,996
                                                            -------

           Security Brokers and Dealers (1.4%)
           Citigroup Global Markets,
            1.02%, 8/29/03                       5,000,000    5,000
           Merrill Lynch, 1.30%, 7/1/03          3,740,000    3,740
                                                            -------
               Total                                          8,740
                                                            -------

           Short Term Business Credit (3.8%)
           American Express Credit,
            1.22%, 7/14/03                       5,000,000    4,998
           Asset Securitization, 1.22%, 7/18/03  5,000,000    4,997
           Old Line Funding Corp.,
            1.05%, 7/18/03                       5,000,000    4,998
           Transamerica Financial Corp.,
            1.11%, 8/6/03                        5,000,000    4,994
           UBS Finance LLC, 1.02%, 8/25/03       5,000,000    4,992
                                                            -------
               Total                                         24,979
                                                            -------

               Total Money Market
                Investments (Cost: $116,229)                116,254
                                                            -------

               Total Investments (109.5%)
                (Cost $721,752)/\                           741,428
                                                            -------

               Other Assets, Less Liabilities
                (-9.5%)                                     (64,119)
                                                            -------

               Total Net Assets (100.0%)                    677,309
                                                            -------

/\At 6/30/2003 the aggregate cost of securities for federal tax purposes was $721,752 and the net unrealized appreciation of investments based on that cost was $19,676 which is comprised of $32,632 aggregate gross unrealized appreciation and $12,956 aggregate gross unrealized depreciation.

  144A after the name of a security represents a security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

  IO -- Interest Only Security

++Defaulted Security
    The Accompanying Notes are an Integral Part of the Financial Statements

 Money Market Portfolio


--------------------------------------------------------------------------------

Objective:                              Portfolio Strategy:                                          Net Assets:
Maximum current income consistent       Achieve stability of capital by investing in short-term debt $490 million with liquidity and stability of capital securities.

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

 AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A
  STABLE NET ASSET VALUE SO IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                  PORTFOLIO.

 Money Market Portfolio


Northwestern Mutual Series Fund, Inc.
Schedule of Investments
June 30, 2003 (unaudited)

                                                   Shares/    Value
           Short Term Paper (95.7%)                 $ Par    $ (000)
           ---------------------------------------------------------

           Agricultural Services (2.4%)
           Cargill Inc., 1.05%, 8/11/03           12,000,000 11,986
                                                             ------
               Total                                         11,986
                                                             ------

           Asset Backed Security (11.0%)
           Fcar Owner Trust I, 1.03%, 10/21/03    15,000,000 14,952
           New Center Asset Trust,
            1.03%, 10/22/03                       11,000,000 10,964
           New Center Asset Trust, 1.17%, 8/25/03 12,980,000 12,957
           Sheffield Receivables, 1.06%, 7/28/03  15,000,000 14,988
                                                             ------
               Total                                         53,861
                                                             ------

           Auto Related (4.1%)
           Daimler-Chrysler NA Hldg,
            1.46%, 7/15/03                         4,500,000  4,497
           Toyota Motor Credit Co.,
            1.10%, 9/24/03                         8,850,000  8,828
           Toyota Motor Credit Co.,
            1.12%, 7/15/03                         6,600,000  6,597
                                                             ------
               Total                                         19,922
                                                             ------

           Commercial Banks (5.5%)
           UBS Finance LLC, 1.15%, 7/15/03        15,000,000 14,993
           Wells Fargo Bank, 1.03%, 8/25/03       12,000,000 12,000
                                                             ------
               Total                                         26,993
                                                             ------

           Diversified Business Finance (2.9%)
           General Electric, 1.84%, 7/9/03         5,000,000  5,000
           General Electric Capital,
            1.26%, 10/31/03                        9,100,000  9,061
                                                             ------
               Total                                         14,061
                                                             ------

           Finance Lessors (2.3%)
           Receivables Capital Corp.,
            0.96%, 7/16/03                        11,155,000 11,151
                                                             ------
               Total                                         11,151
                                                             ------

           Finance Services (16.6%)
           Ciesco LP, 1.12%, 8/14/03              10,000,000  9,986
           Ciesco LP, 1.22%, 7/24/03              12,000,000 11,991
           Preferred Receivable Funding,
            0.96%, 7/30/03                         8,000,000  7,994
           Preferred Receivable Funding,
            1.22%, 7/9/03                         14,000,000 13,996
           Thunder Bay Funding, Inc.,
            1.03%, 8/13/03                        10,000,000  9,988
           Thunder Bay Funding, Inc.,
            1.25%, 7/21/03                         5,798,000  5,794
           Thunder Bay Funding, Inc.,
            1.26%, 7/1/03                          7,000,000  7,000
           Windmill Funding Corp.,
            1.05%, 7/22/03                        15,000,000 14,990
                                                             ------
               Total                                         81,739
                                                             ------

                                                   Shares/    Value
           Short Term Paper (95.7%)                 $ Par    $ (000)
           ---------------------------------------------------------

           Government (12.5%)
           Federal Home Loan Bank,
            0.97%, 9/19/03                         7,500,000  7,484
           Federal Home Loan Bank,
            1.23%, 11/14/03                        7,500,000  7,465
           Federal Home Loan Bank,
            1.40%, 5/10/04                         7,500,000  7,499
           Federal Home Loan Mortgage Corp.,
            1.23%, 8/25/03                         5,347,000  5,337
           Federal Home Loan Mortgage Corp.,
            1.23%, 9/10/03                         6,000,000  5,986
           Federal Home Loan Mortgage Corp.,
            1.23%, 11/10/03                        5,000,000  4,977
           Federal Home Loan Mortgage Corp.,
            1.24%, 8/14/03                         7,500,000  7,489
           Federal National Mortgage Association,
            1.23%, 10/20/03                        7,500,000  7,472
           Federal National Mortgage Association,
            1.23%, 8/22/03                         7,500,000  7,487
                                                             ------
               Total                                         61,196
                                                             ------

           Machinery (1.7%)
           Caterpillar Financial Services Corp.,
            1.96%, 6/1/04                          4,000,000  4,000
           John Deere Cap Disc. 1.40%, 7/25/03     4,500,000  4,496
                                                             ------
               Total                                          8,496
                                                             ------

           Miscellaneous Business Credit
            Institutions (6.5%)
           Delaware Funding Corp.,
            1.24%, 7/10/03                        10,000,000  9,997
           Delaware Funding Corp., 1.25%, 7/7/03   4,570,000  4,569
           Quincy Capital Corp., 0.96%, 7/23/03   10,338,000 10,332
           Quincy Capital Corp., 1.07%, 7/16/03    7,000,000  6,997
                                                             ------
               Total                                         31,895
                                                             ------

           Newspapers (3.1%)
           Gannet Company, Inc., 1.05%, 7/18/03   15,000,000 14,993
                                                             ------
               Total                                         14,993
                                                             ------

           Personal Credit Institutions (9.6%)
           American Express Credit,
            1.22%, 7/11/03                        13,900,000 13,895
           American General, 1.14%, 9/5/03        10,000,000  9,979
           American General, 1.08%, 9/24/03        7,000,000  6,982
           Associates First Capital Corp.,
            1.36%, 6/26/04                         5,000,000  5,000
           Household Finance Corp.,
            1.24%, 7/7/03                          5,660,000  5,659
           Household Finance Corp.,
            1.63%, 5/28/04                         5,500,000  5,516
                                                             ------
               Total                                         47,031
                                                             ------

 Money Market Portfolio


                                                   Shares/    Value
           Short Term Paper (95.7%)                 $ Par    $ (000)
           ---------------------------------------------------------

           Pharmaceutical Preparations (3.3%)
           Wyeth, 1.00%, 7/17/03                  16,000,000  15,993
                                                             -------
               Total                                          15,993
                                                             -------

           Security Brokers and Dealers (4.0%)
           Merrill Lynch, 1.30%, 7/1/03            7,750,000   7,750
           Morgan Stanley Dean Witter,
            1.22%, 7/25/03                        12,000,000  11,990
                                                             -------
               Total                                          19,740
                                                             -------

           Short Term Business Credit (7.6%)
           Old Line Funding Corp.,
            1.21%, 7/28/03                         5,000,000   4,995
           Old Line Funding Corp.,
            1.23%, 7/21/03                        10,380,000  10,374
           Transamerica Financial Corp.,
            1.11%, 8/6/03                          8,000,000   7,991
           Transamerica Financial Corp.,
            1.21%, 8/7/03                          3,865,000   3,860
           Transamerica Financial Corp.,
            1.21%, 8/26/03                        10,000,000   9,981
                                                             -------
               Total                                          37,201
                                                             -------

           Utility -- Electric (2.6%)
           National Rural Utility, 1.11%, 7/18/03 12,670,000  12,663
                                                             -------
               Total                                          12,663
                                                             -------

               Total Short Term Paper
                (Cost: $468,921)                             468,921
                                                             -------

                                                   Shares/    Value
            Government Securities (3.1%)            $ Par    $ (000)
            --------------------------------------------------------

            Government (3.1%)
            US Treasury, 3.00%, 1/31/04           15,000,000  15,154
                                                             -------

                Total Government Securities
                 (Cost: $15,154)                              15,154
                                                             -------

            Corporate Bonds Domestic (1.1%)
            --------------------------------------------------------

            Miscellaneous Business Credit
             Institutions (1.1%)
            Citi Group, Inc., 7.50%, 11/14/03      5,470,000   5,588
                                                             -------

                Total Corporate Bonds
                 Domestic (Cost: $5,588)                       5,588
                                                             -------

                Total Investments (99.9%)
                 (Cost $489,663)/\                           489,663
                                                             -------

                Other Assets, Less Liabilities
                 (0.1%)                                          289
                                                             -------

                Total Net Assets (100.0%)                    489,952
                                                             -------

/\Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 Statements of Assets and Liabilities


Northwestern Mutual Series Fund, Inc.
June 30, 2003
(in thousands, except per share amounts)

                                                                                                Franklin
                                                                                                Templeton
                                       Small Cap    T. Rowe Price   Aggressive  International International AllianceBernstein
                                      Growth Stock Small Cap Value Growth Stock    Growth        Equity       Mid Cap Value
                                       Portfolio      Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------
Assets
  Investments, at value (1)..........  $  289,090    $   84,493     $1,035,140   $   46,304    $  614,502      $   29,013
  Cash...............................          62           111             --           33            45             197
  Due from Sale of Fund Shares.......          --            --             --           14            51              --
  Due from Sale of Securities........          --            58         28,652          178        14,454              --
  Dividends and Interest Receivable..          28           116            245          137         2,571              43
  Due from Investment Advisor........          --            --             --           46            --              --
                                       ----------    ----------     ----------   ----------    ----------      ----------
   Total Assets......................     289,180        84,778      1,064,037       46,712       631,623          29,253
                                       ----------    ----------     ----------   ----------    ----------      ----------
Liabilities
  Due on Purchase of Securities and
   Securities Lending Collateral.....          --           258          9,984          238        14,299             287
  Due on Purchase of Foreign
   Currency..........................          --            --             --           92            54              --
  Due on Redemption of Fund
   Shares............................          --            --             --           15           282              --
  Due to Investment Advisor..........         141            60            469           --           350              21
  Accrued Expenses...................          17            31             19           41            61               8
  Due on Futures Variation Margin....          --            --             --           --            --              --
                                       ----------    ----------     ----------   ----------    ----------      ----------
   Total Liabilities.................         158           349         10,472          386        15,046             316
                                       ----------    ----------     ----------   ----------    ----------      ----------
   Net Assets........................  $  289,022    $   84,429     $1,053,565   $   46,326    $  616,577      $   28,937
                                       ==========    ==========     ==========   ==========    ==========      ==========
Represented By:
  Aggregate Paid in Capital (2), (3).  $  322,393    $   79,230     $1,227,365   $   48,238    $  751,522      $   26,969
  Undistributed Accumulated Net
   Investment Income (Loss)..........        (427)          201           (603)         450        12,110              25
  Undistributed Accumulated Net
   Realized Gain (Loss) on
   Investments.......................     (54,526)         (187)      (232,738)      (6,737)     (126,486)             67
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.............      21,582         5,185         59,541        4,373       (20,634)          1,876
   Futures Contracts.................          --            --             --           --            --              --
   Foreign Currency Transactions.....          --            --             --            2            65              --
                                       ----------    ----------     ----------   ----------    ----------      ----------
  Net Assets for Shares
   Outstanding (2)...................  $  289,022    $   84,429     $1,053,565   $   46,326    $  616,577      $   28,937
                                       ==========    ==========     ==========   ==========    ==========      ==========
  Net Asset Value, Offering and
   Redemption Price per Share........  $     1.62    $     1.09     $     2.37   $     0.89    $     1.11      $     1.08
                                       ==========    ==========     ==========   ==========    ==========      ==========
(1) Investments, at cost.............  $  267,508    $   79,308     $  975,599   $   41,931    $  635,136      $   27,137
(2) Shares outstanding...............     178,710        77,774        444,319       52,287       554,834          26,860
(3) Shares authorized, $.01 par value   2,000,000     2,000,000      2,000,000    2,000,000     2,000,000       2,000,000


                                       Index 400
                                         Stock
                                       Portfolio
-------------------------------------------------
Assets
  Investments, at value (1).......... $  263,344
  Cash...............................         31
  Due from Sale of Fund Shares.......         --
  Due from Sale of Securities........         --
  Dividends and Interest Receivable..        200
  Due from Investment Advisor........         --
                                      ----------
   Total Assets......................    263,575
                                      ----------
Liabilities
  Due on Purchase of Securities and
   Securities Lending Collateral.....         --
  Due on Purchase of Foreign
   Currency..........................         --
  Due on Redemption of Fund
   Shares............................         --
  Due to Investment Advisor..........         56
  Accrued Expenses...................         25
  Due on Futures Variation Margin....         46
                                      ----------
   Total Liabilities.................        127
                                      ----------
   Net Assets........................ $  263,448
                                      ==========
Represented By:
  Aggregate Paid in Capital (2), (3). $  272,601
  Undistributed Accumulated Net
   Investment Income (Loss)..........      1,086
  Undistributed Accumulated Net
   Realized Gain (Loss) on
   Investments.......................     (3,875)
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.............     (6,113)
   Futures Contracts.................       (251)
   Foreign Currency Transactions.....         --
                                      ----------
  Net Assets for Shares
   Outstanding (2)................... $  263,448
                                      ==========
  Net Asset Value, Offering and
   Redemption Price per Share........ $     1.06
                                      ==========
(1) Investments, at cost............. $  269,457
(2) Shares outstanding...............    248,608
(3) Shares authorized, $.01 par value  2,000,000

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                       Capital    T. Rowe
   Janus                              Guardian     Price
  Capital      Growth    Large Cap    Domestic    Equity     Index 500    Asset                 High Yield
Appreciation    Stock    Core Stock    Equity     Income       Stock    Allocation   Balanced      Bond     Select Bond
 Portfolio    Portfolio  Portfolio    Portfolio  Portfolio   Portfolio  Portfolio    Portfolio  Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------
 $   28,189  $  607,106  $  396,981  $   99,666  $   29,301 $1,511,071  $  116,755  $2,829,516  $  175,545  $  741,428
         55          --          24         149         540         15         291          --       4,448       2,549
         --          --          --          --          --         --          --          --          --          --
         --         864          --          --          --         --       1,119      27,200       4,180       3,549
          6         395         386         261          69      2,013         549      14,140       2,738       6,061
         --          --          --          --          --         --          --          --          --          --
 ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
     28,250     608,365     397,391     100,076      29,910  1,513,099     118,714   2,870,856     186,911     753,587
 ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
         38      16,876          29         138          33         --       2,735     140,027      14,599      76,104
         --          --          --          --          --         --          --          --          --          --
         --          --          --          --          --         --          --          --          --          --
         17         216         149          55          14        260          60         704          70         174
          7          13          12          15           7         37          23          --          17          --
         --          --          --          --          --         --          --          --          --          --
 ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
         62      17,105         190         208          54        297       2,818     140,731      14,686      76,278
 ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
 $   28,188  $  591,260  $  397,201  $   99,868  $   29,856 $1,512,802  $  115,896  $2,730,125  $  172,225  $  677,309
 ==========  ==========  ==========  ==========  ========== ==========  ==========  ==========  ==========  ==========
 $   26,906  $  672,523  $  572,465  $  102,857  $   27,848 $1,333,446  $  115,574  $2,194,885  $  243,024  $  631,788
         15       2,050       1,976         799          87     10,962       1,021      35,755       6,950      12,443
         (6)   (114,911)   (169,255)     (5,040)         11      6,444      (3,638)     60,260     (81,545)     13,402
      1,273      31,706      (7,985)      1,252       1,910    162,825       3,232     446,135       3,796      19,676
         --        (108)         --          --          --       (875)       (305)     (6,910)         --          --
         --          --          --          --          --         --          12          --          --          --
 ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
 $   28,188  $  591,260  $  397,201  $   99,868  $   29,856 $1,512,802  $  115,896  $2,730,125  $  172,225  $  677,309
 ==========  ==========  ==========  ==========  ========== ==========  ==========  ==========  ==========  ==========
 $     1.05  $     1.68  $     0.94  $     0.86  $     1.08 $     2.37  $     0.93  $     1.72  $     0.65  $     1.27
 ==========  ==========  ==========  ==========  ========== ==========  ==========  ==========  ==========  ==========
 $   26,916  $  575,400  $  404,966  $   98,414  $   27,391 $1,348,246  $  113,523  $2,383,381  $  171,749  $  721,752
     26,835     352,838     420,574     115,464      27,672    638,539     124,001   1,587,810     263,037     533,701
  2,000,000   2,000,000   2,000,000   2,000,000   2,000,000  2,000,000   2,000,000   3,000,000   2,000,000   1,000,000


  Money
 Market
Portfolio
----------

$  489,663
         4
        --
        --
       285
        --
----------
   489,952
----------
        --
        --
        --
        --
        --
        --
----------
        --
----------
$  489,952
==========
$  489,952
        --
        --
        --
        --
        --
----------
$  489,952
==========
$     1.00
==========
$  489,663
   489,973
 2,000,000

 Statements of Operations

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2003
(in thousands)

                                                                                                Franklin
                                                                                                Templeton
                                       Small Cap    T. Rowe Price   Aggressive  International International AllianceBernstein
                                      Growth Stock Small Cap Value Growth Stock    Growth        Equity       Mid Cap Value
                                       Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio*
------------------------------------------------------------------------------------------------------------------------------
Investment Income
 Income
   Interest..........................   $    195       $   14        $    630      $    14      $    175         $   10
   Dividends (1).....................        144          510           1,341          651        14,146             61
                                        --------       ------        --------      -------      --------         ------
     Total Income....................        339          524           1,971          665        14,321             71
                                        --------       ------        --------      -------      --------         ------
 Expenses
   Management Fees...................        748          295           2,558          147         1,898             39
   Custodian Expenses................         11           21               8          116           221              3
   Audit Fees........................          8            7               9            8            12              4
   Other Expenses....................          1            1               1           --             1              1
                                        --------       ------        --------      -------      --------         ------
     Total Expenses..................        768          324           2,576          271         2,132             47
                                        --------       ------        --------      -------      --------         ------
    Less Waived Fees:
     Paid by Advisor.................         --           --              --          (56)           --             (1)
     Paid Indirectly.................         (2)          (1)             (2)          --            --             --
                                        --------       ------        --------      -------      --------         ------
     Total Net Expenses..............        766          323           2,574          215         2,132             46
                                        --------       ------        --------      -------      --------         ------
   Net Investment Income (Loss)......       (427)         201            (603)         450        12,189             25
Realized and Unrealized Gain
 (Loss) on Investments and Foreign
 Currencies
 Net Realized Gain (Loss) on:
   Investment Securities.............    (12,330)         118         (18,000)      (2,113)      (51,205)            67
   Futures Contracts.................      3,708           --           2,152           --            --             --
   Foreign Currency Transactions.....         --           --              --           (1)         (328)            --
                                        --------       ------        --------      -------      --------         ------
     Net Realized Gain (Loss)
       on Investments................     (8,622)         118         (15,848)      (2,114)      (51,533)            67
                                        --------       ------        --------      -------      --------         ------
 Net Unrealized Appreciation
   (Depreciation) on:
   Investment Securities.............     37,707        9,483          99,632        6,709        98,454          1,876
   Futures Contracts.................         --           --              --           --            --             --
   Foreign Currency Transactions.....         --           --              --           --           (19)            --
                                        --------       ------        --------      -------      --------         ------
     Net Unrealized Appreciation
       (Depreciation) on
       Investments...................     37,707        9,483          99,632        6,709        98,435          1,876
                                        --------       ------        --------      -------      --------         ------
 Net Gain (Loss) on Investments......     29,085        9,601          83,784        4,595        46,902          1,943
                                        --------       ------        --------      -------      --------         ------
Net Increase (Decrease) in Net
 Assets Resulting from Operations....   $ 28,658       $9,802        $ 83,181      $ 5,045      $ 59,091         $1,968
                                        ========       ======        ========      =======      ========         ======
 (1) Less Foreign dividend tax.......   $     --       $   --        $      7      $    82      $  1,759         $   --


                                      Index 400
                                        Stock
                                      Portfolio
-----------------------------------------------
Investment Income
 Income
   Interest..........................  $    83
   Dividends (1).....................    1,320
                                       -------
     Total Income....................    1,403
                                       -------
 Expenses
   Management Fees...................      287
   Custodian Expenses................       22
   Audit Fees........................        8
   Other Expenses....................        2
                                       -------
     Total Expenses..................      319
                                       -------
    Less Waived Fees:
     Paid by Advisor.................       --
     Paid Indirectly.................       (2)
                                       -------
     Total Net Expenses..............      317
                                       -------
   Net Investment Income (Loss)......    1,086
Realized and Unrealized Gain
 (Loss) on Investments and Foreign
 Currencies
 Net Realized Gain (Loss) on:
   Investment Securities.............   (1,499)
   Futures Contracts.................    2,099
   Foreign Currency Transactions.....       --
                                       -------
     Net Realized Gain (Loss)
       on Investments................      600
                                       -------
 Net Unrealized Appreciation
   (Depreciation) on:
   Investment Securities.............   26,756
   Futures Contracts.................     (138)
   Foreign Currency Transactions.....       --
                                       -------
     Net Unrealized Appreciation
       (Depreciation) on
       Investments...................   26,618
                                       -------
 Net Gain (Loss) on Investments......   27,218
                                       -------
Net Increase (Decrease) in Net
 Assets Resulting from Operations....  $28,304
                                       =======
 (1) Less Foreign dividend tax.......  $    --

*Commenced operations on May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.
                       (Prepared from Unaudited Figures)

                                   Capital   T. Rowe
   Janus                          Guardian    Price
  Capital     Growth   Large Cap  Domestic    Equity   Index 500   Asset              High Yield               Money
Appreciation   Stock   Core Stock  Equity     Income     Stock   Allocation Balanced     Bond    Select Bond  Market
 Portfolio*  Portfolio Portfolio  Portfolio Portfolio* Portfolio Portfolio  Portfolio Portfolio   Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------
   $   13     $   178   $     59   $    27    $    6   $    138    $1,021   $ 30,611   $ 7,360     $13,647    $3,347
       42       3,071      2,790     1,053       116     12,244       365      9,400       195          --        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       55       3,249      2,849     1,080       122     12,382     1,386     40,011     7,555      13,647     3,347
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       36       1,183        852       266        30      1,381       295      3,852       379         944       747
        2           8         11         8         2         32        54         --        11          --        --
        4           9          9         6         4          9         8         --        11          --        --
        1           1          1         1         1          2         3         --         2          --        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       43       1,201        873       281        37      1,424       360      3,852       403         944       747
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       (3)         --         --        --        (2)        --        --         --        --          --      (747)
       --          (2)        (1)       --        --         (2)       (1)        --        (1)         --        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       40       1,199        872       281        35      1,422       359      3,852       402         944        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       15       2,050      1,977       799        87     10,960     1,027     36,159     7,153      12,703     3,347
       (6)      2,765    (87,803)   (1,146)       11      6,475      (285)    60,053     2,779      13,566        --
       --         445         --        --        --      3,349     1,475     60,362        --       8,741        --
       --          --         --        --        --         --         1         --        --          --        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
       (6)      3,210    (87,803)   (1,146)       11      9,824     1,191    120,415     2,779      22,307        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
    1,273      29,787    121,341    12,257     1,910    136,993     6,963     80,184    13,692       2,677        --
       --         (34)        --        --        --       (526)      (51)     2,556        --         190        --
       --          --         --        --        --         --        12         --        --          --        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------

    1,273      29,753    121,341    12,257     1,910    136,467     6,924     82,740    13,692       2,867        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
    1,267      32,963     33,538    11,111     1,921    146,291     8,115    203,155    16,471      25,174        --
   ------     -------   --------   -------    ------   --------    ------   --------   -------     -------    ------
   $1,282     $35,013   $ 35,515   $11,910    $2,008   $157,251    $9,142   $239,314   $23,624     $37,877    $3,347
   ======     =======   ========   =======    ======   ========    ======   ========   =======     =======    ======
   $   --     $     6   $      9   $    12    $   --   $     --    $   30   $     --   $    --     $    --    $   --

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Small Cap Growth Stock Portfolio                            2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   (427)      $   (740)
   Net Realized Gain (Loss) on Investments...........       (8,622)       (18,550)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       37,707        (38,652)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       28,658        (57,942)
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................           --           (432)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................           --           (432)
                                                          --------       --------
 Fund Share Transactions
   Proceeds from Sale of 14,894 and 38,312 Shares....       21,845         63,816
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (0 and 233 shares,
     respectively)...................................           --            432
   Payments for 11,316 and 26,639 Shares Redeemed....      (16,361)       (42,442)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (3,578 and 11,906 shares, respectively)........        5,484         21,806
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       34,142        (36,568)
Net Assets
   Beginning of Period...............................      254,880        291,448
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income (loss) of ($427) and $0,
     respectively)...................................     $289,022       $254,880
                                                          ========       ========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
T. Rowe Price Small Cap Value Portfolio                     2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   201        $    261
   Net Realized Gain (Loss) on Investments...........         118            (235)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       9,483          (5,490)
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       9,802          (5,464)
                                                          -------        --------
 Distributions to Shareholders from:
   Net Investment Income.............................          --            (330)
   Net Realized Gain on Investments..................          --             (20)
                                                          -------        --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          --            (350)
                                                          -------        --------
 Fund Share Transactions
   Proceeds from Sale of 16,646 and 55,011 Shares....      16,437          57,721
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (0 and 358 shares,
     respectively)...................................          --             350
   Payments for 5,075 and 9,858 Shares Redeemed......      (4,893)        (10,177)
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (11,571 and 45,511 shares, respectively).......      11,544          47,894
                                                          -------        --------
 Total Increase (Decrease) in Net Assets.............      21,346          42,080
Net Assets
   Beginning of Period...............................      63,083          21,003
                                                          -------        --------
   End of Period (Includes undistributed net
     investment income of $201 and $36,
     respectively)...................................     $84,429        $ 63,083
                                                          =======        ========

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                           For the        For the
                                                       Six Months Ended  Year Ended
                                                           June 30,     December 31,
Aggressive Growth Stock Portfolio                            2003           2002
------------------------------------------------------------------------------------
                                                              (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss).......................    $     (603)    $   (1,314)
   Net Realized Gain (Loss) on Investments............       (15,848)      (196,859)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period.......................        99,632        (79,860)
                                                          ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.......................        83,181       (278,033)
                                                          ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income..............................            --         (1,101)
   Net Realized Gain on Investments...................            --        (24,420)
                                                          ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders...................            --        (25,521)
                                                          ----------     ----------
 Fund Share Transactions
   Proceeds from Sale of 18,474 and 39,350 Shares.....        40,682         99,265
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (0 and 9,223 shares,
     respectively)....................................            --         25,521
   Payments for 29,551 and 68,530 Shares Redeemed.....       (64,373)      (169,033)
                                                          ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((11,077) and (19,957) shares, respectively)....       (23,691)       (44,247)
                                                          ----------     ----------
 Total Increase (Decrease) in Net Assets..............        59,490       (347,801)
Net Assets
   Beginning of Period................................       994,075      1,341,876
                                                          ----------     ----------
   End of Period (Includes undistributed net
     investment income (loss) of ($603) and $0,
     respectively)....................................    $1,053,565     $  994,075
                                                          ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
International Growth Portfolio                              2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $   450        $    201
   Net Realized Gain (Loss) on Investments...........      (2,114)         (3,549)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       6,709          (1,096)
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       5,045          (4,444)
                                                          -------        --------
 Distributions to Shareholders from:
   Net Investment Income.............................          (2)           (186)
   Net Realized Gain on Investments..................          --              --
                                                          -------        --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................          (2)           (186)
                                                          -------        --------
 Fund Share Transactions
   Proceeds from Sale of 13,914 and 33,327 Shares....      11,039          28,213
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (2 and 239 shares,
     respectively)...................................           2             186
   Payments for 6,397 and 18,478 Shares Redeemed.....      (5,131)        (15,296)
                                                          -------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (7,519 and 15,088 shares, respectively)........       5,910          13,103
                                                          -------        --------
 Total Increase (Decrease) in Net Assets.............      10,953           8,473
Net Assets
   Beginning of Period...............................      35,373          26,900
                                                          -------        --------
   End of Period (Includes undistributed net
     investment income (loss) of $450 and ($5),
     respectively)...................................     $46,326        $ 35,373
                                                          =======        ========

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Franklin Templeton International Equity Portfolio           2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................    $  12,189      $  11,362
   Net Realized Gain (Loss) on Investments...........      (51,533)       (59,464)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       98,435        (65,933)
                                                         ---------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       59,091       (114,035)
                                                         ---------      ---------
 Distributions to Shareholders from:
   Net Investment Income.............................      (11,039)       (13,714)
   Net Realized Gain on Investments..................           --             --
                                                         ---------      ---------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (11,039)       (13,714)
                                                         ---------      ---------
 Fund Share Transactions
   Proceeds from Sale of 221,576 and 793,092
     Shares..........................................      224,122        933,407
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (10,594 and 10,614
     shares, respectively)...........................       11,039         13,714
   Payments for 227,225 and 821,108 Shares
     Redeemed........................................     (229,738)      (972,683)
                                                         ---------      ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (4,945 and (17,402) shares, respectively)......        5,423        (25,562)
                                                         ---------      ---------
 Total Increase (Decrease) in Net Assets.............       53,475       (153,311)
Net Assets
   Beginning of Period...............................      563,102        716,413
                                                         ---------      ---------
   End of Period (Includes undistributed net
     investment income of $12,110 and $10,960,
     respectively)...................................    $ 616,577      $ 563,102
                                                         =========      =========

                                                               For the
                                                            period May 1,
                                                                2003**
                                                               through
      AllianceBernstein Mid Cap Value Portfolio             June 30, 2003
      --------------------------------------------------------------------
                                                            (In thousands)
      Changes in Net Assets
       Operations
         Net Investment Income (Loss)......................    $    25
         Net Realized Gain (Loss) on Investments...........         67
         Net Unrealized Appreciation (Depreciation) of
           Investments for the Period......................      1,876
                                                               -------
           Net Increase (Decrease) in Net Assets
            Resulting from Operations......................      1,968
                                                               -------
       Distributions to Shareholders from:
         Net Investment Income.............................         --
         Net Realized Gain on Investments..................         --
                                                               -------
           Net Decrease in Net Assets Resulting from
            Distributions to Shareholders..................         --
                                                               -------
       Fund Share Transactions
         Proceeds from Sale of 26,896 Shares...............     27,007
         Proceeds from Shares Issued on Reinvestment of
           Distributions Paid (0 shares)...................         --
         Payments for 36 Shares Redeemed...................        (38)
                                                               -------
           Net Increase (Decrease) in Net Assets
            Resulting from Fund Share Transactions
            (26,860 shares)................................     26,969
                                                               -------
       Total Decrease in Net Assets........................     28,937
      Net Assets
         Beginning of Period...............................         --
                                                               -------
         End of Period (Includes undistributed net
           investment income of $25).......................    $28,937
                                                               =======

**Portfolio commenced operations May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Index 400 Stock Portfolio                                   2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  1,086       $  1,963
   Net Realized Gain (Loss) on Investments...........          600         (1,450)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       26,618        (38,914)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       28,304        (38,401)
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................       (1,934)        (1,830)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (1,934)        (1,830)
                                                          --------       --------
 Fund Share Transactions
   Proceeds from Sale of 24,989 and 74,689 Shares....       24,057         80,833
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (1,962 and 1,547 shares,
     respectively)...................................        1,934          1,830
   Payments for 15,184 and 27,258 Shares Redeemed....      (14,323)       (27,756)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (11,767 and 48,978 shares, respectively).......       11,668         54,907
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       38,038         14,676
Net Assets
   Beginning of Period...............................      225,410        210,734
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $1,086 and $1,961,
     respectively)...................................     $263,448       $225,410
                                                          ========       ========

                                                               For the
                                                            period May 1,
                                                                2003**
                                                               through
      Janus Capital Appreciation Portfolio                  June 30, 2003
      --------------------------------------------------------------------
                                                            (In thousands)
      Changes in Net Assets
       Operations
         Net Investment Income (Loss)......................    $    15
         Net Realized Gain (Loss) on Investments...........         (6)
         Net Unrealized Appreciation (Depreciation) of
           Investments for the Period......................      1,273
                                                               -------
           Net Increase (Decrease) in Net Assets
            Resulting from Operations......................      1,282
                                                               -------
       Distributions to Shareholders from:
         Net Investment Income.............................         --
         Net Realized Gain on Investments..................         --
                                                               -------
           Net Decrease in Net Assets Resulting from
            Distributions to Shareholders..................         --
                                                               -------
       Fund Share Transactions
         Proceeds from Sale of 26,847 shares...............     26,918
         Proceeds from Shares Issued on Reinvestment of
           Distributions Paid (0 shares)...................         --
         Payments for 12 Shares Redeemed...................        (12)
                                                               -------
           Net Increase (Decrease) in Net Assets
            Resulting from Fund Share Transactions
            (26,835 shares)................................     26,906
                                                               -------
       Total Increase (Decrease) in Net Assets.............     28,188
      Net Assets
         Beginning of Period...............................         --
                                                               -------
         End of Period (Includes undistributed net
           investment income of $15).......................    $28,188
                                                               =======

**Portfolio commenced operations May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                                                                      For the        For the
                                                                                                  Six Months Ended  Year Ended
                                                                                                      June 30,     December 31,
Growth Stock Portfolio                                                                                  2003           2002
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         (In thousands)
Changes in Net Assets
  Operations
    Net Investment Income (Loss).................................................................     $  2,050      $   4,774
    Net Realized Gain (Loss) on Investments......................................................        3,210        (64,986)
    Net Unrealized Appreciation (Depreciation) of Investments for the Period.....................       29,753        (86,687)
                                                                                                      --------      ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations.............................       35,013       (146,899)
                                                                                                      --------      ---------
  Distributions to Shareholders from:
    Net Investment Income........................................................................       (4,774)        (7,118)
    Net Realized Gain on Investments.............................................................           --             --
                                                                                                      --------      ---------
     Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................       (4,774)        (7,118)
                                                                                                      --------      ---------
  Fund Share Transactions
    Proceeds from Sale of 26,445 and 46,554 Shares...............................................       42,274         84,505
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,934 and 3,673 shares,
     respectively)...............................................................................        4,774          7,118
    Payments for 23,759 and 46,693 Shares Redeemed...............................................      (37,448)       (82,763)
                                                                                                      --------      ---------
     Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (5,620 and
      3,534 shares, respectively)................................................................        9,600          8,860
                                                                                                      --------      ---------
  Total Increase (Decrease) in Net Assets........................................................       39,839       (145,157)
Net Assets
    Beginning of Period..........................................................................      551,421        696,578
                                                                                                      --------      ---------
    End of Period (Includes undistributed net investment income of $2,050 and $4,774,
     respectively)...............................................................................     $591,260      $ 551,421
                                                                                                      ========      =========

                                                                                                        For the        For the
                                                                                                    Six Months Ended  Year Ended
                                                                                                        June 30,     December 31,
Large Cap Core Stock Portfolio                                                                            2003           2002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           (In thousands)
Changes in Net Assets
  Operations
    Net Investment Income (Loss)...................................................................     $  1,977      $   3,770
    Net Realized Gain (Loss) on Investments........................................................      (87,803)       (51,494)
    Net Unrealized Appreciation (Depreciation) of Investments for the Period.......................      121,341       (105,636)
                                                                                                        --------      ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...............................       35,515       (153,360)
                                                                                                        --------      ---------
  Distributions to Shareholders from:
    Net Investment Income..........................................................................       (3,770)        (4,121)
    Net Realized Gain on Investments...............................................................           --             --
                                                                                                        --------      ---------
     Net Decrease in Net Assets Resulting from Distributions to Shareholders.......................       (3,770)        (4,121)
                                                                                                        --------      ---------
  Fund Share Transactions
    Proceeds from Sale of 21,607 and 39,423 Shares.................................................       19,265         41,359
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,194 and 3,763 shares,
     respectively).................................................................................        3,770          4,121
    Payments for 26,851 and 71,491 Shares Redeemed.................................................      (23,523)       (70,727)
                                                                                                        --------      ---------
     Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ( (1,050) and
      (28,305) shares, respectively)...............................................................         (488)       (25,247)
                                                                                                        --------      ---------
  Total Increase (Decrease) in Net Assets..........................................................       31,257       (182,728)
Net Assets
    Beginning of Period............................................................................      365,944        548,672
                                                                                                        --------      ---------
    End of Period (Includes undistributed net investment income of $1,976 and $3,769,
     respectively).................................................................................     $397,201      $ 365,944
                                                                                                        ========      =========

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.

                                                                                          For the        For the
                                                                                      Six Months Ended  Year Ended
                                                                                          June 30,     December 31,
Capital Guardian Domestic Equity Portfolio                                                  2003           2002
-------------------------------------------------------------------------------------------------------------------
                                                                                             (In thousands)
Changes in Net Assets
  Operations
    Net Investment Income (Loss).....................................................     $   799        $    899
    Net Realized Gain (Loss) on Investments..........................................      (1,146)         (3,717)
    Net Unrealized Appreciation (Depreciation) of Investments for the Period.........      12,257         (11,278)
                                                                                          -------        --------
     Net Increase (Decrease) in Net Assets Resulting from Operations.................      11,910         (14,096)
                                                                                          -------        --------
  Distributions to Shareholders from:
    Net Investment Income............................................................         (14)           (882)
    Net Realized Gain on Investments.................................................          --              --
                                                                                          -------        --------
     Net Decrease in Net Assets Resulting from Distributions to Shareholders.........         (14)           (882)
                                                                                          -------        --------
  Fund Share Transactions
    Proceeds from Sale of 21,941 and 58,893 Shares...................................      17,123          50,973
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (18 and 1,153 shares, respectively).............................................          14             882
    Payments for 4,473 and 3,873 Shares Redeemed.....................................      (3,439)         (3,325)
                                                                                          -------        --------
     Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions
      (17,486 and 56,173 shares, respectively).......................................      13,698          48,530
                                                                                          -------        --------
  Total Increase (Decrease) in Net Assets............................................      25,594          33,552
Net Assets
    Beginning of Period..............................................................      74,274          40,722
                                                                                          -------        --------
    End of Period (Includes undistributed net investment
     income of $799 and $17, respectively)...........................................     $99,868        $ 74,274
                                                                                          =======        ========

                                                                                         For the
                                                                                      period May 1,
                                                                                          2003**
                                                                                         through
T. Rowe Price Equity Income Portfolio                                                 June 30, 2003
----------------------------------------------------------------------------------------------------
                                                                                      (In thousands)
Changes in Net Assets
  Operations
    Net Investment Income (Loss).....................................................    $    87
    Net Realized Gain (Loss) on Investments..........................................         11
    Net Unrealized Appreciation (Depreciation) of Investments for the Period.........      1,910
                                                                                         -------
     Net Increase (Decrease) in Net Assets Resulting from Operations.................      2,008
                                                                                         -------
  Distributions to Shareholders from:
    Net Investment Income............................................................         --
    Net Realized Gain on Investments.................................................         --
                                                                                         -------
     Net Decrease in Net Assets Resulting from Distributions to Shareholders.........         --
                                                                                         -------
  Fund Share Transactions
    Proceeds from Sale of 27,681 Shares..............................................     27,858
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (0 shares)......................................................................         --
    Payments for 9 Shares Redeemed...................................................        (10)
                                                                                         -------
     Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions
      (27,672 shares)................................................................     27,848
                                                                                         -------
  Total Increase (Decrease) in Net Assets............................................     29,856
Net Assets
    Beginning of Period..............................................................         --
                                                                                         -------
    End of Period (Includes undistributed net investment
     income of $87)..................................................................    $29,856
                                                                                         =======

**Portfolio commenced operations May 1, 2003.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Index 500 Stock Portfolio                                   2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   10,960     $   22,006
   Net Realized Gain (Loss) on Investments...........         9,824          7,557
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       136,467       (432,104)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       157,251       (402,541)
                                                         ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income.............................       (21,914)       (21,302)
   Net Realized Gain on Investments..................        (8,037)       (35,471)
                                                         ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (29,951)       (56,773)
                                                         ----------     ----------
 Fund Share Transactions
   Proceeds from Sale of 29,815 and 69,220 Shares....        66,587        173,178
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (13,329 and 21,521
     shares, respectively)...........................        29,951         56,773
   Payments for 33,670 and 95,445 Shares Redeemed....       (73,917)      (229,631)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (9,474 and (4,704) shares, respectively).......        22,621            320
                                                         ----------     ----------
 Total Increase (Decrease) in Net Assets.............       149,921       (458,994)
Net Assets
   Beginning of Period...............................     1,362,881      1,821,875
                                                         ----------     ----------
   End of Period (Includes undistributed net
     investment income of $10,962 and $21,934,
     respectively)...................................    $1,512,802     $1,362,881
                                                         ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Asset Allocation Portfolio                                  2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  1,027       $ 1,408
   Net Realized Gain (Loss) on Investments...........        1,191        (4,624)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................        6,924        (3,891)
                                                          --------       -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        9,142        (7,107)
                                                          --------       -------
 Distributions to Shareholders from:
   Net Investment Income.............................           (4)       (1,415)
   Net Realized Gain on Investments..................           --            --
                                                          --------       -------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................           (4)       (1,415)
                                                          --------       -------
 Fund Share Transactions
   Proceeds from Sale of 28,166 and 66,250 Shares....       24,615        61,003
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (5 and 1,657 shares,
     respectively)...................................            4         1,415
   Payments for 5,861 and 7,491 Shares Redeemed......       (5,121)       (6,752)
                                                          --------       -------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (22,310 and 60,416 shares, respectively).......       19,498        55,666
                                                          --------       -------
 Total Increase (Decrease) in Net Assets.............       28,636        47,144
Net Assets
   Beginning of Period...............................       87,260        40,116
                                                          --------       -------
   End of Period (Includes undistributed net
     investment income (loss) of $1,021 and ($2),
     respectively)...................................     $115,896       $87,260
                                                          ========       =======

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Balanced Portfolio                                          2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   36,159     $   85,457
   Net Realized Gain (Loss) on Investments...........       120,415        (37,341)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................        82,740       (273,763)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       239,314       (225,647)
                                                         ----------     ----------
 Distributions to Shareholders from:
   Net Investment Income.............................       (85,974)      (106,128)
   Net Realized Gain on Investments..................            --             --
                                                         ----------     ----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (85,974)      (106,128)
                                                         ----------     ----------
 Fund Share Transactions
   Proceeds from Sale of 46,844 and 100,999 Shares...        77,356        173,165
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (52,328 and 61,452
     shares, respectively)...........................        85,974        106,128
   Payments for 90,475 and 237,957 Shares Redeemed...      (148,074)      (397,126)
                                                         ----------     ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (8,697 and (75,506) shares, respectively)......        15,256       (117,833)
                                                         ----------     ----------
 Total Increase (Decrease) in Net Assets.............       168,596       (449,608)
Net Assets
   Beginning of Period...............................     2,561,529      3,011,137
                                                         ----------     ----------
   End of Period (Includes undistributed net
     investment income of $35,755 and 85,237,
     respectively)...................................    $2,730,125     $2,561,529
                                                         ==========     ==========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
High Yield Bond Portfolio                                   2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $  7,153       $ 14,659
   Net Realized Gain (Loss) on Investments...........        2,779        (18,912)
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................       13,692           (272)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       23,624         (4,525)
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................         (362)       (14,697)
   Net Realized Gain on Investments..................           --             --
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................         (362)       (14,697)
                                                          --------       --------
 Fund Share Transactions
   Proceeds from Sale of 35,825 and 34,172 Shares....       21,823         21,670
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (572 and 26,069 shares,
     respectively)...................................          362         14,697
   Payments for 17,656 and 43,587 Shares Redeemed....      (10,775)       (27,262)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (18,741 and 16,654 shares, respectively).......       11,410          9,105
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       34,672        (10,117)
Net Assets
   Beginning of Period...............................      137,553        147,670
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $6,950 and $159,
     respectively)...................................     $172,225       $137,553
                                                          ========       ========

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Statement of Changes in Net Assets


Northwestern Mutual Series Fund, Inc.


                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Select Bond Portfolio                                       2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................     $ 12,703       $ 24,237
   Net Realized Gain (Loss) on Investments...........       22,307         10,612
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................        2,867         20,473
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................       37,877         55,322
                                                          --------       --------
 Distributions to Shareholders from:
   Net Investment Income.............................      (24,369)       (21,737)
   Net Realized Gain on Investments..................      (13,905)        (3,098)
                                                          --------       --------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................      (38,274)       (24,835)
                                                          --------       --------
 Fund Share Transactions
   Proceeds from Sale of 73,466 and 155,728 Shares...       94,325        189,851
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (31,067 and 21,354
     shares, respectively)...........................       38,274         24,835
   Payments for 30,398 and 54,469 Shares Redeemed....      (38,911)       (66,561)
                                                          --------       --------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      (74,135 and 122,613 shares, respectively)......       93,688        148,125
                                                          --------       --------
 Total Increase (Decrease) in Net Assets.............       93,291        178,612
Net Assets
   Beginning of Period...............................      584,018        405,406
                                                          --------       --------
   End of Period (Includes undistributed net
     investment income of $12,443 and $24,109,
     respectively)...................................     $677,309       $584,018
                                                          ========       ========

                                                          For the        For the
                                                      Six Months Ended  Year Ended
                                                          June 30,     December 31,
Money Market Portfolio                                      2003           2002
-----------------------------------------------------------------------------------
                                                             (In thousands)
Changes in Net Assets
 Operations
   Net Investment Income (Loss)......................    $   3,347     $     7,636
   Net Realized Gain (Loss) on Investments...........           --              --
   Net Unrealized Appreciation (Depreciation) of
     Investments for the Period......................           --              --
                                                         ---------     -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations......................        3,347           7,636
                                                         ---------     -----------
 Distributions to Shareholders from:
   Net Investment Income.............................       (3,347)         (7,657)
   Net Realized Gain on Investments..................           --              --
                                                         ---------     -----------
     Net Decrease in Net Assets Resulting from
      Distributions to Shareholders..................       (3,347)         (7,657)
                                                         ---------     -----------
 Fund Share Transactions
   Proceeds from Sale of 297,262 and 1,171,850
     Shares..........................................      297,262       1,171,850
   Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (3,347 and 7,657 shares,
     respectively)...................................        3,347           7,657
   Payments for 311,970 and 1,136,862 Shares
     Redeemed........................................     (311,970)     (1,136,862)
                                                         ---------     -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Fund Share Transactions
      ((11,361) and 42,645 shares, respectively).....      (11,361)         42,645
                                                         ---------     -----------
 Total Increase (Decrease) in Net Assets.............      (11,361)         42,624
Net Assets
   Beginning of Period...............................      501,313         458,689
                                                         ---------     -----------
   End of Period (Includes undistributed net
     investment income of $0 and $0, respectively)...    $ 489,952     $   501,313
                                                         =========     ===========

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                                  For the                                   For the Period
                                                                 Six Months                                 April 30, 1999*
                                                                   Ended    For the Year Ended December 31,     through
Small Cap Growth Stock Portfolio                                  June 30,  ----------------------------     December 31,
(For a share outstanding throughout the period)                     2003      2002        2001      2000         1999
------------------------------------------------------------------          --------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $   1.46  $   1.79    $   1.86  $   1.79      $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................        --        --          --        --           --
    Net Realized and Unrealized Gains (Losses) on Investments...      0.16     (0.33)      (0.07)     0.13         0.85
                                                                  --------  --------    --------  --------      -------
     Total from Investment Operations...........................      0.16     (0.33)      (0.07)     0.13         0.85
                                                                  --------  --------    --------  --------      -------
  Less Distributions:
    Distributions from Net Investment Income....................        --        --          --        --           --
    Distributions from Realized Gains on Investments............        --        --          --     (0.06)       (0.06)
                                                                  --------  --------    --------  --------      -------
     Total Distributions........................................        --        --          --     (0.06)       (0.06)
                                                                  --------  --------    --------  --------      -------
Net Asset Value, End of Period..................................  $   1.62  $   1.46    $   1.79  $   1.86      $  1.79
                                                                  ========  ========    ========  ========      =======
Total Return+...................................................    11.13%   (18.42%)     (3.76%)    6.71%       86.09%
                                                                  ========  ========    ========  ========      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $289,022  $254,880    $291,448  $250,314      $71,483
                                                                  ========  ========    ========  ========      =======
Ratio of Gross Expenses to Average Net Assets...................     0.60%     0.60%       0.60%     0.67%        1.03% ****
                                                                  ========  ========    ========  ========      =======
Ratio of Net Expenses to Average Net Assets.....................     0.60%     0.60%       0.60%     0.67%        1.00% ****
                                                                  ========  ========    ========  ========      =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....    (0.34%)   (0.26%)      0.17%     0.19%       (0.07%)****
                                                                  ========  ========    ========  ========      =======
Portfolio Turnover Rate.........................................    42.25%    41.87%      70.58%    86.13%       70.72%
                                                                  ========  ========    ========  ========      =======

                                                                  For the                For the Period
                                                                 Six Months   For the    July 31, 2001**
                                                                   Ended     Year Ended      through
T. Rowe Price Small Cap Value Portfolio                           June 30,  December 31,  December 31,
(For a share outstanding throughout the period)                     2003        2002          2001
------------------------------------------------------------------          -
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  0.95     $  1.02        $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................       --        0.01             --
    Net Realized and Unrealized Gains (Losses) on Investments...     0.14       (0.07)          0.02
                                                                  -------     -------        -------
     Total from Investment Operations...........................     0.14       (0.06)          0.02
                                                                  -------     -------        -------
  Less Distributions:
    Distributions from Net Investment Income....................       --       (0.01)            --
    Distributions from Realized Gains on Investments............       --          --             --
                                                                  -------     -------        -------
     Total Distributions........................................       --       (0.01)            --
                                                                  -------     -------        -------
Net Asset Value, End of Period..................................  $  1.09     $  0.95        $  1.02
                                                                  =======     =======        =======
Total Return+...................................................   13.96%      (5.58%)         1.76%
                                                                  =======     =======        =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $84,429     $63,083        $21,003
                                                                  =======     =======        =======
Ratio of Gross Expenses to Average Net Assets...................    0.93%       1.02%          1.36%****
                                                                  =======     =======        =======
Ratio of Net Expenses to Average Net Assets.....................    0.93%       1.00%          1.00%****
                                                                  =======     =======        =======
Ratio of Net Investment Income (Losses) to Average Net Assets...    0.58%       0.54%          1.03%****
                                                                  =======     =======        =======
Portfolio Turnover Rate.........................................   13.16%      28.26%         49.70%
                                                                  =======     =======        =======

   *Portfolio commenced operations on April 30, 1999.
  **Portfolio commenced operations July 31, 2001.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.


                                                      For the
                                                     Six Months
                                                       Ended                  For the Year Ended December 31,
Aggressive Growth Stock Portfolio                     June 30,   --------------------------------------------------------
(For a share outstanding throughout the period)         2003       2002       2001        2000        1999        1998
------------------------------------------------------           ---------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................ $     2.18  $   2.82  $     4.47  $     4.81  $     3.46  $     3.34
  Income from Investment Operations:
    Net Investment Income (Loss)....................         --        --          --          --          --          --
    Net Realized and Unrealized Gains (Losses) on
     Investments....................................       0.19     (0.59)      (0.83)       0.29        1.48        0.24
                                                     ----------  --------  ----------  ----------  ----------  ----------
     Total from Investment Operations...............       0.19     (0.59)      (0.83)       0.29        1.48        0.24
                                                     ----------  --------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income........         --        --          --          --          --          --
    Distributions from Realized Gains on
     Investments....................................         --     (0.05)      (0.82)      (0.63)      (0.13)      (0.12)
                                                     ----------  --------  ----------  ----------  ----------  ----------
     Total Distributions............................         --     (0.05)      (0.82)      (0.63)      (0.13)      (0.12)
                                                     ----------  --------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................... $     2.37  $   2.18  $     2.82  $     4.47  $     4.81  $     3.46
                                                     ==========  ========  ==========  ==========  ==========  ==========
Total Return+.......................................      8.61%   (21.15%)    (19.87%)      6.18%      43.78%       7.56%
                                                     ==========  ========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............ $1,053,565  $994,075  $1,341,876  $1,696,013  $1,485,311  $1,137,466
                                                     ==========  ========  ==========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets.............      0.53%     0.52%       0.52%       0.52%       0.51%       0.52%
                                                     ==========  ========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income (Loss) to Average Net
 Assets.............................................     (0.12%)   (0.11%)      0.08%       0.09%      (0.02%)      0.04%
                                                     ==========  ========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate.............................     33.30%    43.37%      70.40%      63.18%      68.64%      50.43%
                                                     ==========  ========  ==========  ==========  ==========  ==========

                                                                  For the                For the Period
                                                                 Six Months   For the    July 31, 2001**
                                                                   Ended     Year Ended      through
International Growth Portfolio                                    June 30,  December 31,  December 31,
(For a share outstanding throughout the period)                     2003        2002          2001
------------------------------------------------------------------          -
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  0.79     $   0.91       $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................     0.01           --            --
    Net Realized and Unrealized Gains (Losses) on Investments...     0.09        (0.12)        (0.09)
                                                                  -------     --------       -------
     Total from Investment Operations...........................     0.10        (0.12)        (0.09)
                                                                  -------     --------       -------
  Less Distributions:
    Distributions from Net Investment Income....................       --           --            --
    Distributions from Realized Gains on Investments............       --           --            --
                                                                  -------     --------       -------
     Total Distributions........................................       --           --            --
                                                                  -------     --------       -------
Net Asset Value, End of Period..................................  $  0.89     $   0.79       $  0.91
                                                                  =======     ========       =======
Total Return+...................................................   12.16%      (12.34%)       (9.40%)
                                                                  =======     ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $46,326     $ 35,373       $26,900
                                                                  =======     ========       =======
Ratio of Gross Expenses to Average Net Assets...................    1.38%        1.15%         1.25%****
                                                                  =======     ========       =======
Ratio of Net Expenses to Average Net Assets.....................    1.10%        1.10%         1.10%****
                                                                  =======     ========       =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....    2.30%        0.62%         0.05%****
                                                                  =======     ========       =======
Portfolio Turnover Rate.........................................   25.03%       27.28%        18.45%
                                                                  =======     ========       =======

  **Portfolio commenced operations July 31, 2001.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.



                                                         For the
                                                        Six Months
                                                          Ended             For the Year Ended December 31,
Franklin Templeton International Equity                  June 30,  ------------------------------------------------
(For a share outstanding throughout the period)            2003      2002      2001      2000      1999      1998
---------------------------------------------------------          -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.02  $   1.26  $   1.63  $   1.78  $   1.68  $   1.69
  Income from Investment Operations:
    Net Investment Income (Loss).......................      0.02      0.02      0.02      0.02      0.03      0.05
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.09     (0.24)    (0.23)    (0.04)     0.33      0.04
                                                         --------  --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.11     (0.22)    (0.21)    (0.02)     0.36      0.09
                                                         --------  --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........     (0.02)    (0.02)    (0.03)    (0.04)    (0.05)    (0.04)
    Distributions from Realized Gains on Investments...        --        --     (0.13)    (0.09)    (0.21)    (0.06)
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions...............................     (0.02)    (0.02)    (0.16)    (0.13)    (0.26)    (0.10)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.11  $   1.02  $   1.26  $   1.63  $   1.78  $   1.68
                                                         ========  ========  ========  ========  ========  ========
Total Return+..........................................    10.52%   (17.40%)  (14.00%)   (0.79%)   22.88%     4.82%
                                                         ========  ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $616,577  $563,102  $716,413  $809,617  $772,170  $671,106
                                                         ========  ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.75%     0.74%     0.74%     0.73%     0.74%     0.76%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     4.29%     1.72%     1.99%     1.77%     2.62%     3.38%
                                                         ========  ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    21.76%    30.94%    34.52%    26.95%    38.37%    30.41%
                                                         ========  ========  ========  ========  ========  ========

                                                                 For the Period
                                                                 May 1, 2003***
                                                                    through
AllianceBernstein Mid Cap Value Portfolio                           June 30,
(For a share outstanding throughout the period)                       2003
-----------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................    $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................         --
    Net Realized and Unrealized Gains (Losses) on Investments...       0.08
                                                                    -------
     Total from Investment Operations...........................       0.08
                                                                    -------
  Less Distributions:
    Distributions from Net Investment Income....................         --
    Distributions from Realized Gains on Investments............         --
                                                                    -------
     Total Distributions........................................         --
                                                                    -------
Net Asset Value, End of Period..................................    $  1.08
                                                                    =======
Total Return+...................................................      7.70%
                                                                    =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................    $28,937
                                                                    =======
Ratio of Gross Expenses to Average Net Assets...................      1.02%****
                                                                    =======
Ratio of Net Expenses to Average Net Assets.....................      1.00%****
                                                                    =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....      0.54%****
                                                                    =======
Portfolio Turnover Rate.........................................      1.90%
                                                                    =======

 ***Portfolio commenced operations on May 1, 2003.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                                  For the
                                                                 Six Months                                 For the Period
                                                                   Ended                                    April 30, 1999*
                                                                  June 30,  For the Year Ended December 31,     through
Index 400 Stock Portfolio                                           2003    ----------------------------     December 31,
(For a share outstanding throughout the period)                  ----------   2002        2001      2000         1999
------------------------------------------------------------------          --------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $   0.95  $   1.12    $   1.14  $   1.11      $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................      0.01      0.01          --      0.02         0.01
    Net Realized and Unrealized Gains (Losses) on Investments...      0.11     (0.17)      (0.01)     0.16         0.12
                                                                  --------  --------    --------  --------      -------
     Total from Investment Operations...........................      0.12     (0.16)      (0.01)     0.18         0.13
                                                                  --------  --------    --------  --------      -------
  Less Distributions:
    Distributions from Net Investment Income....................     (0.01)    (0.01)         --     (0.02)       (0.01)
    Distributions from Realized Gains on Investments............        --        --       (0.01)    (0.13)       (0.01)
                                                                  --------  --------    --------  --------      -------
     Total Distributions........................................     (0.01)    (0.01)      (0.01)    (0.15)       (0.02)
                                                                  --------  --------    --------  --------      -------
Net Asset Value, End of Period..................................  $   1.06  $   0.95    $   1.12  $   1.14      $  1.11
                                                                  ========  ========    ========  ========      =======
Total Return+...................................................    12.25%   (14.54%)     (0.65%)   17.21%       12.83%
                                                                  ========  ========    ========  ========      =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $263,448  $225,410    $210,734  $137,616      $59,644
                                                                  ========  ========    ========  ========      =======
Ratio of Gross Expenses to Average Net Assets...................     0.28%     0.28%       0.31%     0.32%        0.46%****
                                                                  ========  ========    ========  ========      =======
Ratio of Net Expenses to Average Net Assets.....................     0.28%     0.28%       0.31%     0.32%        0.35%****
                                                                  ========  ========    ========  ========      =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....     0.95%     0.86%       1.06%     1.71%        1.69%****
                                                                  ========  ========    ========  ========      =======
Portfolio Turnover Rate.........................................     5.70%    15.60%      19.06%    54.60%       26.51%
                                                                  ========  ========    ========  ========      =======

                                                                 For the Period
                                                                 May 1, 2003***
                                                                    through
Janus Capital Appreciation Portfolio                                June 30,
(For a share outstanding throughout the period)                       2003
-----------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................    $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................         --
    Net Realized and Unrealized Gains (Losses) on Investments...       0.05
                                                                    -------
     Total from Investment Operations...........................       0.05
                                                                    -------
  Less Distributions:
    Distributions from Net Investment Income....................         --
    Distributions from Realized Gains on Investments............         --
                                                                    -------
     Total Distributions........................................         --
                                                                    -------
Net Asset Value, End of Period..................................    $  1.05
                                                                    =======
Total Return+...................................................      5.00%
                                                                    =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................    $28,188
                                                                    =======
Ratio of Gross Expenses to Average Net Assets...................      0.96%****
                                                                    =======
Ratio of Net Expenses to Average Net Assets.....................      0.90%****
                                                                    =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....      0.34%****
                                                                    =======
Portfolio Turnover Rate.........................................      2.64%
                                                                    =======

   *Portfolio commenced operations on April 30, 1999.
 ***Portfolio commenced operations on May 1, 2003.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,           For the Year Ended December 31,
Growth Stock Portfolio                                     2003    ------------------------------------------------
(For a share outstanding throughout the period)         ----------   2002      2001      2000      1999      1998
---------------------------------------------------------          -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.59  $   2.03  $   2.47  $   2.66  $   2.25  $   1.81
  Income from Investment Operations:
    Net Investment Income (Loss).......................      0.01      0.01      0.02      0.03      0.03      0.02
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.10     (0.43)    (0.36)    (0.09)     0.47      0.46
                                                         --------  --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.11     (0.42)    (0.34)    (0.06)     0.50      0.48
                                                         --------  --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........     (0.02)    (0.02)    (0.02)    (0.02)    (0.03)    (0.02)
    Distributions from Realized Gains on Investments...        --        --     (0.08)    (0.11)    (0.06)    (0.02)
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions...............................     (0.02)    (0.02)    (0.10)    (0.13)    (0.09)    (0.04)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.68  $   1.59  $   2.03  $   2.47  $   2.66  $   2.25
                                                         ========  ========  ========  ========  ========  ========
Total Return+..........................................     6.43%   (20.83%)  (14.22%)   (2.49%)   22.50%    26.68%
                                                         ========  ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $591,260  $551,421  $696,578  $770,816  $676,134  $421,282
                                                         ========  ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.43%     0.43%     0.43%     0.43%     0.43%     0.46%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     0.74%     0.76%     1.01%     1.12%     1.22%     1.10%
                                                         ========  ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    20.27%    28.06%    27.98%    28.01%    27.26%    21.64%
                                                         ========  ========  ========  ========  ========  ========

                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,           For the Year Ended December 31,
Large Cap Core Stock Portfolio                             2003    ------------------------------------------------
(For a share outstanding throughout the period)         ----------   2002      2001      2000      1999      1998
---------------------------------------------------------          -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   0.87  $   1.22  $   1.37  $   1.56  $   1.62  $   1.33
  Income from Investment Operations:
    Net Investment Income (Loss).......................      0.01      0.01      0.01      0.01      0.01      0.01
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................      0.07     (0.35)    (0.11)    (0.11)     0.12      0.29
                                                         --------  --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.08     (0.34)    (0.10)    (0.10)     0.13      0.30
                                                         --------  --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........     (0.01)    (0.01)    (0.01)    (0.01)       --     (0.01)
    Distributions from Realized Gains on Investments...        --        --     (0.04)    (0.08)    (0.19)       --
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions...............................     (0.01)    (0.01)    (0.05)    (0.09)    (0.19)    (0.01)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   0.94  $   0.87  $   1.22  $   1.37  $   1.56  $   1.62
                                                         ========  ========  ========  ========  ========  ========
Total Return+..........................................     9.85%#  (28.20%)   (7.77%)   (6.97%)    7.47%    23.14%
                                                         ========  ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $397,201  $365,944  $548,672  $579,981  $661,552  $570,970
                                                         ========  ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.47%     0.58%     0.58%     0.57%     0.57%     0.58%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     1.07%     0.85%     0.75%     0.68%     0.80%     1.00%
                                                         ========  ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    42.51%    29.20%    44.37%    47.67%   106.93%   160.40%
                                                         ========  ========  ========  ========  ========  ========

   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.
   #Effective January 31, 2003, Mason Street Advisors LLC assumed the day-to-day management of the Portfolio.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                                  For the                For the Period
                                                                 Six Months   For the    July 31, 2001**
                                                                   Ended     Year Ended      through
Capital Guardian Domestic Equity Portfolio                        June 30,  December 31,  December 31,
(For a share outstanding throughout the period)                     2003        2002          2001
------------------------------------------------------------------          -
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $  0.76     $   0.97       $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................     0.01         0.01            --
    Net Realized and Unrealized Gains (Losses) on Investments...     0.09        (0.21)        (0.03)
                                                                  -------     --------       -------
     Total from Investment Operations...........................     0.10        (0.20)        (0.03)
                                                                  -------     --------       -------
  Less Distributions:
    Distributions from Net Investment Income....................       --        (0.01)           --
    Distributions from Realized Gains on Investments............       --           --            --
                                                                  -------     --------       -------
     Total Distributions........................................       --        (0.01)           --
                                                                  -------     --------       -------
Net Asset Value, End of Period..................................  $  0.86     $   0.76       $  0.97
                                                                  =======     ========       =======
Total Return+...................................................   14.13%      (21.24%)       (2.19%)
                                                                  =======     ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $99,868     $ 74,274       $40,722
                                                                  =======     ========       =======
Ratio of Gross Expenses to Average Net Assets...................    0.69%        0.70%         0.90%****
                                                                  =======     ========       =======
Ratio of Net Expenses to Average Net Assets.....................    0.69%        0.70%         0.75%****
                                                                  =======     ========       =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....    1.95%        1.54%         1.32%****
                                                                  =======     ========       =======
Portfolio Turnover Rate.........................................   13.19%       22.42%        18.98%
                                                                  =======     ========       =======

                                                                 For the Period
                                                                 May 1, 2003***
                                                                    through
T. Rowe Price Equity Income Portfolio                               June 30,
(For a share outstanding throughout the period)                       2003
-----------------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period............................    $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................         --
    Net Realized and Unrealized Gains (Losses) on Investments...       0.08
                                                                    -------
     Total from Investment Operations...........................       0.08
                                                                    -------
  Less Distributions:
    Distributions from Net Investment Income....................         --
    Distributions from Realized Gains on Investments............         --
                                                                    -------
     Total Distributions........................................         --
                                                                    -------
Net Asset Value, End of Period..................................    $  1.08
                                                                    =======
Total Return+...................................................      7.90%
                                                                    =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................    $29,856
                                                                    =======
Ratio of Gross Expenses to Average Net Assets...................      0.80%****
                                                                    =======
Ratio of Net Expenses to Average Net Assets.....................      0.75%****
                                                                    =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....      1.88%****
                                                                    =======
Portfolio Turnover Rate.........................................      4.58%
                                                                    =======

  **Portfolio commenced operations July 31, 2001.
 ***Portfolio commenced operations on May 1, 2003.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.

                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,                 For the Year Ended December 31,
Index 500 Stock Portfolio                                  2003     ----------------------------------------------------------
(For a share outstanding throughout the period)         ----------     2002        2001        2000        1999        1998
---------------------------------------------------------           -----------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................... $     2.17  $     2.87  $     3.41  $     3.89  $     3.29  $     2.64
  Income from Investment Operations:
    Net Investment Income (Loss).......................       0.05        0.03        0.03        0.04        0.04        0.04
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................       0.20       (0.64)      (0.43)      (0.37)       0.64        0.71
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations..................       0.25       (0.61)      (0.40)      (0.33)       0.68        0.75
                                                        ----------  ----------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income...........      (0.04)      (0.03)      (0.04)      (0.04)      (0.03)      (0.04)
    Distributions from Realized Gains on Investments...      (0.01)      (0.06)      (0.10)      (0.11)      (0.05)      (0.06)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total Distributions...............................      (0.05)      (0.09)      (0.14)      (0.15)      (0.08)      (0.10)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period......................... $     2.37  $     2.17  $     2.87  $     3.41  $     3.89  $     3.29
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Total Return+..........................................     11.66%     (22.07%)    (11.88%)     (8.75%)     20.91%      28.72%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............... $1,512,802  $1,362,881  $1,821,875  $2,072,937  $2,271,956  $1,690,680
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets................      0.21%       0.21%       0.21%       0.20%       0.20%       0.21%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................      1.59%       1.40%       1.13%       1.08%       1.16%       1.40%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate................................      1.44%       6.55%       2.92%       6.47%       5.65%       3.03%
                                                        ==========  ==========  ==========  ==========  ==========  ==========

                                                                  For the                For the Period
                                                                 Six Months   For the    July 31, 2001**
                                                                   Ended     Year Ended      through
Asset Allocation Portfolio                                        June 30,  December 31,  December 31,
(For a share outstanding throughout the period)                     2003        2002          2001
------------------------------------------------------------------          -
Selected Per Share Data
Net Asset Value, Beginning of Period............................  $   0.86    $   0.97       $  1.00
  Income from Investment Operations:
    Net Investment Income (Loss)................................      0.01        0.01          0.01
    Net Realized and Unrealized Gains (Losses) on Investments...      0.06       (0.11)        (0.03)
                                                                  --------    --------       -------
     Total from Investment Operations...........................      0.07       (0.10)        (0.02)
                                                                  --------    --------       -------
  Less Distributions:
    Distributions from Net Investment Income....................        --       (0.01)        (0.01)
    Distributions from Realized Gains on Investments............        --          --            --
                                                                  --------    --------       -------
     Total Distributions........................................        --       (0.01)        (0.01)
                                                                  --------    --------       -------
Net Asset Value, End of Period..................................  $   0.93    $   0.86       $  0.97
                                                                  ========    ========       =======
Total Return+...................................................     8.98%     (10.26%)       (2.10%)
                                                                  ========    ========       =======
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)........................  $115,896    $ 87,260       $40,116
                                                                  ========    ========       =======
Ratio of Gross Expenses to Average Net Assets...................     0.73%       0.87%         0.92%****
                                                                  ========    ========       =======
Ratio of Net Expenses to Average Net Assets.....................     0.73%       0.75%         0.75%****
                                                                  ========    ========       =======
Ratio of Net Investment Income (Loss) to Average Net Assets.....     2.08%       2.18%         2.19%****
                                                                  ========    ========       =======
Portfolio Turnover Rate.........................................    57.81%     112.73%        55.88%
                                                                  ========    ========       =======

  **Portfolio commenced operations July 31, 2001.
****Computed on an annualized basis.
   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.


                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,                 For the Year Ended December 31,
Balanced Portfolio                                         2003     ----------------------------------------------------------
(For a share outstanding throughout the period)         ----------     2002        2001        2000        1999        1998
---------------------------------------------------------           -----------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................... $     1.62  $     1.82  $     2.03  $     2.22  $     2.22  $     1.99
  Income from Investment Operations:
    Net Investment Income (Loss).......................       0.06        0.06        0.08        0.08        0.07        0.07
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................       0.12       (0.20)      (0.13)      (0.09)       0.17        0.29
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations..................       0.18       (0.14)      (0.05)      (0.01)       0.24        0.36
                                                        ----------  ----------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income...........      (0.08)      (0.06)      (0.08)      (0.07)      (0.07)      (0.07)
    Distributions from Realized Gains on Investments...         --          --       (0.08)      (0.11)      (0.17)      (0.06)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total Distributions...............................      (0.08)      (0.06)      (0.16)      (0.18)      (0.24)      (0.13)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period......................... $     1.72  $     1.62  $     1.82  $     2.03  $     2.22  $     2.22
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Total Return+..........................................      9.58%      (7.54%)     (3.15%)     (0.17%)     11.18%      18.88%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............... $2,730,125  $2,561,529  $3,011,137  $3,253,199  $3,557,900  $3,282,071
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Expenses to Average Net Assets................      0.30%       0.30%       0.30%       0.30%       0.30%       0.30%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................      2.82%       3.08%       3.75%       3.47%       3.36%       3.48%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate................................     39.33%      53.12%      50.37%      24.36%      27.16%      44.18%
                                                        ==========  ==========  ==========  ==========  ==========  ==========

                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,                 For the Year Ended December 31,
High Yield Bond Portfolio                                  2003     ----------------------------------------------------------
(For a share outstanding throughout the period)         ----------     2002        2001        2000        1999        1998
---------------------------------------------------------           -----------------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period................... $     0.56  $     0.65  $     0.69  $     0.82  $     0.94  $     1.06
  Income from Investment Operations:
    Net Investment Income (Loss).......................       0.02        0.07        0.08        0.09        0.11        0.10
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................       0.07       (0.09)      (0.04)      (0.13)      (0.12)      (0.12)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations..................       0.09       (0.02)       0.04       (0.04)      (0.01)      (0.02)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income...........         --       (0.07)      (0.08)      (0.09)      (0.11)      (0.10)
    Distributions from Realized Gains on Investments...         --          --          --          --          --          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------
     Total Distributions...............................         --       (0.07)      (0.08)      (0.09)      (0.11)      (0.10)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period......................... $     0.65  $     0.56  $     0.65  $     0.69  $     0.82  $     0.94
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Total Return+..........................................     16.60%      (2.89%)      5.03%      (4.60%)     (0.44%)     (1.84%)
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)............... $  172,225  $  137,553  $  147,670  $  138,207  $  161,424  $  184,782
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Gross Expenses to Average Net Assets..........      0.53%       0.54%       0.53%       0.53%       0.50%       0.50%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Net Expenses to Average Net Assets............      0.53%       0.54%       0.53%       0.52%       0.50%       0.50%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................      9.40%      10.37%      10.48%      10.90%      11.15%      10.85%
                                                        ==========  ==========  ==========  ==========  ==========  ==========
Portfolio Turnover Rate................................     81.82%      89.20%      96.41%     124.91%     139.87%     153.71%
                                                        ==========  ==========  ==========  ==========  ==========  ==========

+ Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Financial Highlights


Northwestern Mutual Series Fund, Inc.


                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,           For the Year Ended December 31,
Select Bond Portfolio                                      2003    ------------------------------------------------
(For a share outstanding throughout the period)         ----------   2002      2001      2000      1999      1998
---------------------------------------------------------          -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.27  $   1.20  $   1.16  $   1.13  $   1.25  $   1.26
  Income from Investment Operations:
    Net Investment Income (Loss).......................      0.08      0.05      0.06      0.08      0.08      0.08
    Net Realized and Unrealized Gains (Losses) on
     Investments.......................................        --      0.09      0.05      0.03     (0.09)       --
                                                         --------  --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.08      0.14      0.11      0.11     (0.01)     0.08
                                                         --------  --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........     (0.05)    (0.06)    (0.07)    (0.08)    (0.08)    (0.08)
    Distributions from Realized Gains on Investments...     (0.03)    (0.01)       --        --     (0.03)    (0.01)
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions...............................     (0.08)    (0.07)    (0.07)    (0.08)    (0.11)    (0.09)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.27  $   1.27  $   1.20  $   1.16  $   1.13  $   1.25
                                                         ========  ========  ========  ========  ========  ========
Total Return+..........................................     6.08%    12.09%    10.37%    10.21%    (1.00%)    7.07%
                                                         ========  ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $677,309  $584,018  $405,406  $291,678  $286,493  $298,034
                                                         ========  ========  ========  ========  ========  ========
Ratio of Expenses to Average Net Assets................     0.30%     0.30%     0.30%     0.30%     0.30%     0.30%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     4.04%     5.01%     6.15%     6.84%     6.56%     6.87%
                                                         ========  ========  ========  ========  ========  ========
Portfolio Turnover Rate................................    65.42%   184.37%   151.27%   139.89%    76.65%   161.79%
                                                         ========  ========  ========  ========  ========  ========

                                                         For the
                                                        Six Months
                                                          Ended
                                                         June 30,           For the Year Ended December 31,
Money Market Portfolio                                     2003    ------------------------------------------------
(For a share outstanding throughout the period)         ----------   2002      2001      2000      1999      1998
---------------------------------------------------------          -------------------------------------------------
Selected Per Share Data
Net Asset Value, Beginning of Period...................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
  Income from Investment Operations:
    Net Investment Income (Loss).......................      0.01      0.02      0.04      0.06      0.05      0.05
                                                         --------  --------  --------  --------  --------  --------
     Total from Investment Operations..................      0.01      0.02      0.04      0.06      0.05      0.05
                                                         --------  --------  --------  --------  --------  --------
  Less Distributions:
    Distributions from Net Investment Income...........     (0.01)    (0.02)    (0.04)    (0.06)    (0.05)    (0.05)
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions...............................     (0.01)    (0.02)    (0.04)    (0.06)    (0.05)    (0.05)
                                                         --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period.........................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                         ========  ========  ========  ========  ========  ========
Total Return+..........................................     0.67%     1.65%     3.91%     6.28%     5.10%
                                                         ========  ========  ========  ========  ========  ========
Ratios and Supplemental Data
Net Assets, End of Period (in thousands)...............  $489,952  $501,313  $458,689  $384,455  $404,284  $291,464
                                                         ========  ========  ========  ========  ========  ========
Ratio of Gross Expenses to Average Net Assets..........     0.30%     0.30%     0.30%     0.30%     0.30%     0.30%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Expenses to Average Net Assets............     0.00%     0.27%     0.30%     0.30%     0.30%     0.30%
                                                         ========  ========  ========  ========  ========  ========
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................     1.34%     1.63%     3.76%     6.08%     4.99%     5.26%
                                                         ========  ========  ========  ========  ========  ========

   +Total Return includes deductions for management and other fund expenses;
    excludes deductions for sales loads and account fees, not annualized for period less than one year.

   The Accompanying Notes are an Integral Part of the Financial Statements.

 Notes to Financial Statements


Northwestern Mutual Series Fund, Inc.
June 30, 2003

Note 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

On May 1, 2003, three new portfolios commenced operations in the Series Fund:
AllianceBernstein Mid Cap Value Portfolio, Janus Capital Appreciation Portfolio, and T. Rowe Price Equity Income Portfolio. These three new portfolios were each organized with 2,000,000,000 authorized shares of Common Stock. Par value is $0.01 per share. Northwestern Mutual purchased 25,010,000 shares of each of the new portfolios at $1.00 per share.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 -- Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Stocks for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. When quotations for bonds or money market instruments are not readily available, these securities are valued at fair value determined by procedures approved by the Board of Directors.

Note 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the International Growth Portfolio, Franklin Templeton International Equity Portfolio, Asset Allocation Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts valued at the contractual forward rate are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The International Growth Portfolio, Franklin Templeton International Equity Portfolio, Asset Allocation Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on a portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

 Notes to Financial Statements



Note 5 -- The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin", are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6 -- The Series Fund has a securities lending program that enables each Portfolio, except the Money Market Portfolio, to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio's investment policies. The collateral received under the securities lending program is recorded on the Portfolio's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate any securities loan at any time. As of June 30, 2003, the value of outstanding securities on loan and the value of collateral amounted to the following:

                                         Value of       Value of
                                    Securities on Loan Collateral
                                    ------------------ -----------
              Balanced Portfolio...    $77,042,733     $81,362,500
              Select Bond Portfolio     55,067,262      56,925,625

As of June 30, 2003, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio's Statement of Assets and Liabilities.



Note 7 -- Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2003, transactions in securities other than money market investments were:

                                                    U.S.      Total    U.S. Govt.
                                          Total     Govt.    Security   Security
                                        Security  Security    Sales/     Sales/
Portfolio                               Purchases Purchases Maturities Maturities
---------                               --------- --------- ---------- ----------
                                                 (Amounts in thousands)
Small Cap Growth Stock................. $ 98,347  $     --   $ 97,431   $     --
T. Rowe Price Small Cap Value..........   22,411        --      9,175         --
Aggressive Growth Stock................  286,894        --    362,017         --
International Growth...................   21,474        --      8,468         --
Franklin Templeton International Equity  190,692        --    193,661         --
AllianceBernstein Mid Cap Value........   25,705        --        334         --
Index 400 Stock........................   20,802               12,574
Janus Capital Appreciation.............   20,599        --        374         --
Growth Stock...........................  111,715              107,168
Large Cap Core Stock...................  152,687        --    164,230         --
Capital Guardian Domestic Equity.......   22,453        --     10,352         --
T. Rowe Price Equity Income............   28,251        --        870         --
Index 500 Stock........................   19,697               23,484
Asset Allocation.......................   69,196    31,223     47,538     24,343
Balanced...............................  837,080   489,176    870,866    438,161
High Yield Bond........................  129,980        --    112,251         --
Select Bond............................  468,846   269,861    377,861    169,024

 Notes to Financial Statements



Note 8 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays at an annual rate based on the average daily net asset values of each Portfolio. For the T. Rowe Price Small Cap Value Portfolio and the AllianceBernstein Mid Cap Value Portfolio the rate is .85%. For the Index 400 Stock Portfolio the rate is .25%. For the Index 500 Stock Portfolio the rate is .20%. For the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                                  First   Next
                                                   $50     $50
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         Small Cap Growth Stock.................  .80%    .65%    .50%
         Aggressive Growth Stock................  .80%    .65%    .50%
         Franklin Templeton International Equity  .85%    .65%    .65%
         Growth Stock...........................  .60%    .50%    .40%
         Large Cap Core Stock...................  .60%    .50%    .40%
         High Yield Bond........................  .60%    .50%    .40%

                                                  First   Next
                                                  $100    $150
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         International Growth...................  .75%    .65%    .55%
         Capital Guardian Domestic Equity.......  .65%    .55%    .50%
         Asset Allocation.......................  .60%    .50%    .40%

                                                  First
                                                  $500
         Portfolio                               Million Excess
         ---------                               ------- -------
         T. Rowe Price Equity Income............  .65%    .60%

                                                  First   Next
                                                  $100    $400
         Portfolio                               Million Million Excess
         ---------                               ------- ------- ------
         Janus Capital Appreciation.............  .80%    .75%    .70%

These amounts are paid to Mason Street Advisors, a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund. Other costs for each Portfolio are paid either by the Portfolios or Mason Street Advisors depending upon the applicable agreement in place.

The Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, and High Yield Bond Portfolio pay their own custodian fees. In addition, certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2003, the amounts paid through expense offset arrangements were $1,991 in the Small Cap Growth Stock Portfolio, $724 in the T. Rowe Price Small Cap Value Portfolio, $2,353 in the Aggressive Growth Stock Portfolio, $61 in the AllianceBernstein Mid Cap Value Portfolio, $1,810 in the Index 400 Stock Portfolio, $61 in the Janus Capital Appreciation Portfolio, $1,629 in the Growth Stock Portfolio, $1,267 in the Large Cap Core Stock Portfolio, $362 in the Capital Guardian Domestic Equity Portfolio, $61 in the T. Rowe Price Equity Income Portfolio, $2,172 in the Index 500 Stock Portfolio, $543 in the Asset Allocation Portfolio, and $724 in the High Yield Bond Portfolio.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), Templeton Investment Counsel, LLC. ("Templeton Counsel"), Alliance Capital Management L.P., ("Alliance Capital Management"), Janus Capital Management, LLC ("Janus Capital"), and Capital Guardian Trust Company ("Capital Guardian") have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, the Franklin Templeton International Equity Portfolio, the AllianceBernstein Mid Cap Value Portfolio, the Janus Capital Appreciation Portfolio, and the Capital Guardian Domestic Equity Portfolio, respectively. Mason Street Advisors pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio's average daily net assets. Mason Street Advisors pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. Mason Street Advisors pays Alliance Capital Management .72% on the first $100 million of the Portfolio's assets, .54% on the next $400 million, and .50% in excess of $500 million, with a minimum amount of $16,000. Mason Street Adviosrs pays Janus Capital .55% on the first $100 million of the Portfolio's assets, ..50% on the next $400 million, and .45% on assets in excess of $500 million. Mason Street Advisors pays Capital Guardian a flat annual fee of $375,000 on the Portfolio's assets of $100 million or less and .275% on net assets in excess of $100 million. For the T. Rowe Price Equity Income Portfolio, Mason Street Advisors pays T. Rowe Price .40% of the Portfolio's assets, reduced to ..35% on assets in excess of $500 million.

The Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, and Large Cap Core Stock Portfolios paid commissions on Fund transactions to an affiliated broker in the amounts of $10,876, $1,215, $83,927 and $177,888 respectively, for the period ended June 30, 2003.

 Notes to Financial Statements


Note 9 -- Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for Federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios' post October losses and capital loss carryovers as of December 31, 2002 is provided below:

                                               Post
                                              October    Capital Loss
                                              Losses      Carryovers
                                              ------- -------------------
      Portfolio                               Capital  Amount  Expiration
      ---------                               ------- -------- ----------
                                                (Amounts in Thousands)
      Small Cap Growth Stock................. $    -- $ 41,724 2009-2010
      T. Rowe Price Small Cap Value..........     140       98   2010
      Aggressive Growth Stock................  10,137  192,312   2010
      International Growth...................     620    3,805 2009-2010
      Franklin Templeton International Equity      --   73,668 2009-2010
      Index 400 Stock........................     142    2,153 2009-2010
      Growth Stock...........................   1,983  115,629 2009-2010
      Large Cap Core Stock...................   4,543   73,258 2009-2010
      Capital Guardian Domestic Equity.......   1,186    2,410 2009-2010
      Index 500 Stock........................      --       --        --
      Asset Allocation.......................     289    4,396 2009-2010
      Balanced...............................      --   50,014 2009-2010
      High Yield Bond........................   6,888   77,164 2006-2010
      Select Bond............................     251       --        --
      Money Market...........................      --       --        --

Note 10 -- Dividends from net investment income and net realized capital gains are declared at least annually for the Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, AllianceBernstein Mid Cap Value, Index 400 Stock, Janus Capital Appreciation, Growth Stock, Large Cap Core Stock, Capital Guardian Domestic Equity, T. Rowe Price Equity Income, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

Note 11 -- Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity and International Growth Portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements amounted to $1,143,151 and $1,045,186 for the Franklin Templeton International Equity Portfolio and $53,357 and $41,412 for the International Growth Portfolio for the periods ended June 30, 2003 and December 31, 2002, respectively.

 Notes to Financial Statements


Note 12

Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the periods ended June 30, 2003 and December 31, 2002 was as follows:

                                        2003 Distributions Paid From: 2002 Distributions Paid From:
                                        ----------------------------- -----------------------------
                                        Ordinary      Long-term       Ordinary      Long-term
Portfolio                                Income      Capital Gain      Income      Capital Gain
---------                               --------     ------------     --------     ------------
                                                  (Amounts in Thousands)
Small Cap Growth Stock................. $    --         $   --        $    432       $    --
T. Rowe Price Small Cap Value..........      --             --             337            13
Aggressive Growth Stock................      --             --           1,101        24,420
International Growth...................       2             --             186            --
Franklin Templeton International Equity  11,039             --          13,714            --
AllianceBernstein Mid Cap Value........      --             --              --            --
Index 400 Stock........................   1,934             --           1,830            --
Janus Capital Appreciation.............      --             --              --            --
Growth Stock...........................   4,774             --           7,118            --
Large Cap Core Stock...................   3,770             --           4,121            --
Capital Guardian Domestic Equity.......      14             --             882            --
T. Rowe Price Equity Income............      --             --              --            --
Index 500 Stock........................  21,914          8,037          21,302        35,471
Asset Allocation.......................       4             --           1,415            --
Balanced...............................  85,974             --         106,128            --
High Yield Bond........................     362             --          14,697            --
Select Bond............................  38,274             --          24,835            --
Money Market...........................   3,347             --           7,657            --


As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                        Undistributed Undistributed               Unrealized
                                          Ordinary      Long-term   Accumulated  Appreciation
Portfolio                                  Income         Gains       Losses    (Depreciation)
---------                               ------------- ------------- ----------- --------------
                                                        (Amounts in Thousands)
Small Cap Growth Stock.................    $  (427)      $    --     $ (54,526)    $ 21,582
T. Rowe Price Small Cap Value..........        201            --          (187)       5,185
Aggressive Growth Stock................       (603)           --      (232,738)      59,541
International Growth...................        450            --        (6,737)       4,375
Franklin Templeton International Equity     12,110            --      (126,486)     (20,569)
AllianceBernstein Mid Cap Value........         92            --            --        1,876
Index 400 Stock........................      1,086            --        (3,875)      (6,364)
Janus Capital Appreciation.............         15            --            (6)       1,273
Growth Stock...........................      2,050            --      (114,911)      31,598
Large Cap Core Stock...................      1,976            --      (169,255)      (7,985)
Capital Guardian Domestic Equity.......        799            --        (5,040)       1,252
T. Rowe Price Equity Income............         98            --            --        1,910
Index 500 Stock........................     10,962         6,444            --      161,950
Asset Allocation.......................      1,021            --        (3,638)       2,939
Balanced...............................     57,387        38,628            --      439,225
High Yield Bond........................      6,950            --       (81,545)       3,796
Select Bond............................     24,278         1,567            --       19,676
Money Market...........................         --            --            --           --

Note 13 -- Effective January 31st, 2003 the J.P. Morgan Select Growth and Income Stock Portfolio experienced name and manager changes. The Large Cap Core Stock Portfolio, formerly known as the J.P. Morgan Select Growth and Income Stock Portfolio, is managed by Mason Street Advisors, LLC.

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.

A special meeting of the Fund's shareholders was held on May 1, 2003. Five Directors of the Fund were elected, as shown below. Stephen N. Graff and Martin
F. Stein are the other Directors of the Fund, and their term of office as Directors continued after the meeting. At the meeting of the shareholders there were no broker non-votes. The matters presented to the shareholders, and the results of their votes, are set forth below.

Proposal 1:

To elect Directors:

                                        FOR            ABSTAIN

             Louis A. Holland    5,772,281,741.791 159,781,184.086
             Elizabeth L. Majers 5,763,844,886.408 168,218,039.469
             William A. McIntosh 5,769,207,900.237 162,855,025.640
             Michael G. Smith    5,770,942,726.615 161,120,199.262
             Edward J. Zore      5,768,801,287.804 163,261,638.073

Proposal 2:

To approve the Investment Advisory Agreement:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    162,673,395.350  6,754,427.183  5,553,759.891
T. Rowe Price Small Cap Value Portfolio:              65,593,117.253  2,028,458.276  1,816,626.999
Aggressive Growth Stock Portfolio:                   424,562,560.236 11,625,226.966 13,145,583.565
International Growth Portfolio:                       45,972,851.998    931,037.644    816,233.528
Franklin Templeton International Equity Portfolio:   539,702,378.153 13,230,852.011 15,473,850.311
Index 400 Stock Portfolio:                           224,275,205.751  6,422,769.061  6,019,494.452
Growth Stock Portfolio:                              328,433,496.232 10,278,687.203  7,111,654.450
Large Cap Core Stock Portfolio:                      392,895,453.219 12,899,501.974 11,392,509.164
Capital Guardian Domestic Equity Portfolio:           98,250,710.497  2,491,116.844  2,669,723.701
Index 500 Stock Portfolio:                           581,509,823.161 21,340,088.487 21,535,768.956
Asset Allocation Portfolio:                          107,398,363.099    420,181.917  1,733,523.004
Balanced Portfolio:                                1,464,377,057.879 36,919,635.661 54,441,721.415
High Yield Bond Portfolio:                           233,562,219.588  5,354,756.212  9,830,726.094
Select Bond Portfolio:                               454,884,285.762 10,650,704.174 15,155,025.876
Money Market Portfolio:                              467,582,606.232 16,963,637.768 15,382,118.680

Proposal 3(a)(i):

To approve the industry concentration investment restriction for thirteen portfolios:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    157,255,438.255 10,030,538.219  7,695,605.950
T. Rowe Price Small Cap Value Portfolio:              62,410,672.369  4,877,941.284  2,149,588.875
Aggressive Growth Stock Portfolio:                   407,043,647.244 22,772,283.767 19,517,439.756
International Growth Portfolio:                       45,134,845.682  1,254,749.340  1,330,528.148
Franklin Templeton International Equity Portfolio:   516,446,761.260 28,824,801.559 23,135,517.656
Growth Stock Portfolio:                              315,942,848.651 21,318,912.993  8,562,076.241
Large Cap Core Stock Portfolio:                      381,143,724.843 22,037,943.828 14,005,795.686
Capital Guardian Domestic Equity Portfolio:           96,309,820.382  3,572,213.916  3,529,516.744
Asset Allocation Portfolio:                          103,722,016.699  3,016,360.032  2,813,691.289
Balanced Portfolio:                                1,406,687,390.136 70,663,496.641 78,387,528.178
High Yield Bond Portfolio:                           227,553,825.782  9,350,265.504 11,843,610.608
Select Bond Portfolio:                               429,860,143.267 29,278,565.539 21,551,307.006
Money Market Portfolio:                              433,200,749.222 45,747,255.517 20,980,357.941

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 3(a)(ii):

To approve the industry concentration investment restriction for the indexed portfolios:

                                     YES             NO          ABSTAIN

    Index 500 Stock Portfolio: 552,715,762.805 41,439,896.430 30,230,021.369
    Index 400 Stock Portfolio: 211,638,628.481 15,656,740.084  9,422,100.699

Proposal 3(b):

To approve the investment restriction regarding issuing senior securities and borrowing:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    156,184,927.181 11,101,049.293  7,695,605.950
T. Rowe Price Small Cap Value Portfolio:              61,845,869.667  5,442,743.986  2,149,588.875
Aggressive Growth Stock Portfolio:                   406,193,986.213 23,548,433.695 19,590,950.859
International Growth Portfolio:                       44,625,394.381  1,764,200.641  1,330,528.148
Franklin Templeton International Equity Portfolio:   515,533,860.101 29,734,924.138 23,138,296.236
Index 400 Stock Portfolio:                           211,412,389.915 15,882,978.650  9,422,100.699
Growth Stock Portfolio:                              315,115,162.540 22,146,599.104  8,562,076.241
Large Cap Core Stock Portfolio:                      379,096,019.788 24,085,648.883 14,005,795.686
Capital Guardian Domestic Equity Portfolio:           96,088,658.237  3,793,376.061  3,529,516.744
Index 500 Stock Portfolio:                           550,162,270.133 43,967,145.040 30,256,265.431
Asset Allocation Portfolio:                          103,630,659.079  3,107,717.652  2,813,691.289
Balanced Portfolio:                                1,402,714,987.375 74,561,156.368 78,462,271.212
High Yield Bond Portfolio:                           227,157,348.967  9,746,742.319 11,843,610.608
Select Bond Portfolio:                               427,973,541.732 31,161,754.668 21,554,719.412
Money Market Portfolio:                              430,267,165.848 48,555,198.795 21,105,998.037

Proposal 3(c):

To approve the investment restriction regarding lending:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    156,257,854.789 11,028,121.685  7,695,605.950
T. Rowe Price Small Cap Value Portfolio:              62,058,638.140  5,229,975.513  2,149,588.875
Aggressive Growth Stock Portfolio:                   405,874,618.460 23,929,498.135 19,529,254.172
International Growth Portfolio:                       44,906,391.650  1,483,203.372  1,330,528.148
Franklin Templeton International Equity Portfolio:   515,781,365.067 29,373,592.597 23,252,122.811
Index 400 Stock Portfolio:                           211,500,502.193 15,724,379.077  9,492,587.994
Growth Stock Portfolio:                              314,629,155.663 22,564,966.286  8,629,715.936
Large Cap Core Stock Portfolio:                      378,666,318.707 24,515,349.964 14,005,795.686
Capital Guardian Domestic Equity Portfolio:           96,111,520.745  3,770,513.553  3,529,516.744
Index 500 Stock Portfolio:                           550,165,320.464 43,857,803.522 30,362,556.618
Asset Allocation Portfolio:                          103,355,364.587  3,383,012.144  2,813,691.289
Balanced Portfolio:                                1,403,877,532.540 73,418,731.034 78,442,151.381
High Yield Bond Portfolio:                           227,255,210.100  9,648,881.186 11,843,610.608
Select Bond Portfolio:                               428,471,684.736 30,632,402.813 21,585,928.263
Money Market Portfolio:                              429,876,228.693 49,050,673.859 21,001,460.128

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 3(d):

To approve the investment restriction regarding underwriting securities:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    156,999,894.827 10,286,081.647  7,695,605.950
T. Rowe Price Small Cap Value Portfolio:              62,409,116.356  4,879,497.297  2,149,588.875
Aggressive Growth Stock Portfolio:                   406,710,080.360 23,105,850.651 19,517,439.756
International Growth Portfolio:                       44,935,073.575  1,454,521.447  1,330,528.148
Franklin Templeton International Equity Portfolio:   516,449,750.307 28,819,033.932 23,138,296.236
Index 400 Stock Portfolio:                           212,047,360.010 15,248,008.555  9,422,100.699
Growth Stock Portfolio:                              315,436,336.269 21,825,425.375  8,562,076.241
Large Cap Core Stock Portfolio:                      379,558,904.141 23,622,764.530 14,005,795.686
Capital Guardian Domestic Equity Portfolio:           96,270,959.545  3,611,074.753  3,529,516.744
Index 500 Stock Portfolio:                           553,624,467.192 40,512,840.130 30,248,373.282
Asset Allocation Portfolio:                          103,575,629.943  3,162,746.788  2,813,691.289
Balanced Portfolio:                                1,407,926,208.685 69,459,604.470 78,352,601.800
High Yield Bond Portfolio:                           227,718,768.692  9,185,322.594 11,843,610.608
Select Bond Portfolio:                               429,578,090.259 29,603,857.775 21,508,067.778
Money Market Portfolio:                              432,876,042.081 46,381,543.905 20,670,776.694

Proposal 3(e):

To approve the investment restriction regarding investing in commodities:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    156,713,237.523 10,573,549.530  7,694,795.371
T. Rowe Price Small Cap Value Portfolio:              62,112,455.474  5,176,158.179  2,149,588.875
Aggressive Growth Stock Portfolio:                   405,302,162.760 24,493,635.561 19,537,572.446
International Growth Portfolio:                       44,935,073.575  1,454,521.447  1,330,528.148
Franklin Templeton International Equity Portfolio:   515,725,378.255 29,543,405.984 23,138,296.236
Index 400 Stock Portfolio:                           211,213,268.639 16,079,102.698  9,425,097.927
Growth Stock Portfolio:                              314,224,391.271 23,030,279.344  8,569,167.270
Large Cap Core Stock Portfolio:                      376,844,767.830 26,336,900.841 14,005,795.686
Capital Guardian Domestic Equity Portfolio:           96,170,482.921  3,711,551.377  3,529,516.744
Index 500 Stock Portfolio:                           550,816,084.058 43,266,244.739 30,303,351.807
Asset Allocation Portfolio:                          103,486,726.846  3,251,649.885  2,813,691.289
Balanced Portfolio:                                1,402,653,449.451 74,664,938.429 78,420,027.075
High Yield Bond Portfolio:                           226,980,148.399  9,920,216.691 11,847,336.804
Select Bond Portfolio:                               427,535,752.699 31,643,036.066 21,511,227.047
Money Market Portfolio:                              430,841,019.393 48,416,566.593 20,670,776.694

Proposal 4:

To approve the reclassification of the indexed portfolios as non-diversified funds:

                                     YES             NO          ABSTAIN

    Index 500 Stock Portfolio: 551,650,417.962 44,129,704.112 28,605,558.530
    Index 400 Stock Portfolio: 214,393,671.011 14,505,150.485  7,818,647.768

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 5(a):

To approve the investment restriction regarding diversification for thirteen portfolios:

                                                          YES              NO          ABSTAIN

Small Cap Growth Stock Portfolio:                    155,458,306.448 12,520,633.549  7,002,642.427
T. Rowe Price Small Cap Value Portfolio:              61,368,038.620  6,130,164.474  1,939,999.434
Aggressive Growth Stock Portfolio:                   400,045,970.041 28,931,746.986 20,355,653.740
International Growth Portfolio:                       45,121,083.451  1,684,811.964    914,227.755
Franklin Templeton International Equity Portfolio:   505,647,091.306 38,661,430.811 24,098,558.358
Growth Stock Portfolio:                              310,782,120.758 25,761,438.944  9,280,278.183
Large Cap Core Stock Portfolio:                      371,779,032.420 30,175,180.094 15,233,251.843
Capital Guardian Domestic Equity Portfolio:           95,359,093.465  4,960,450.831  3,092,006.746
Asset Allocation Portfolio:                          102,665,563.372  3,495,172.036  3,391,332.612
Balanced Portfolio:                                1,366,997,916.888 97,736,439.357 91,004,058.710
High Yield Bond Portfolio:                           222,867,730.269 13,662,395.597 12,217,576.028
Select Bond Portfolio:                               424,089,811.974 36,811,914.209 19,788,289.629
Money Market Portfolio:                              421,484,229.454 54,202,417.420 24,241,715.806

Proposal 5(b):

To approve the investment restriction regarding issuer limit for thirteen portfolios:

                                                          YES              NO           ABSTAIN

Small Cap Growth Stock Portfolio:                    155,142,647.249  12,836,292.748  7,002,642.427
Aggressive Growth Stock Portfolio:                   399,744,637.541  29,233,079.486 20,355,653.740
International Growth Portfolio:                       44,933,420.569   1,872,474.846    914,227.755
Franklin Templeton International Equity Portfolio:   506,810,426.475  37,498,095.642 24,098,558.358
Index 400 Stock Portfolio:                           209,674,491.457  18,283,862.073  8,759,115.734
Growth Stock Portfolio:                              310,668,153.097  25,875,406.605  9,280,278.183
Large Cap Core Stock Portfolio:                      370,885,632.390  31,068,580.124 15,233,251.843
Index 500 Stock Portfolio:                           540,686,865.169  52,068,512.827 31,630,302.608
Asset Allocation Portfolio:                          102,635,602.154   3,525,133.254  3,391,332.612
Balanced Portfolio:                                1,361,428,619.151 103,015,219.336 91,294,576.468
High Yield Bond Portfolio:                           222,688,897.852  13,841,228.014 12,217,576.028
Select Bond Portfolio:                               423,979,770.763  36,921,955.420 19,788,289.629
Money Market Portfolio:                              422,235,911.273  54,051,477.031 23,640,974.376

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 5(c):

To approve the investment restriction regarding short sales for thirteen portfolios:

                                                          YES              NO           ABSTAIN

Small Cap Growth Stock Portfolio:                    155,399,676.388  12,579,263.609  7,002,642.427
Aggressive Growth Stock Portfolio:                   397,719,433.263  31,258,283.764 20,355,653.740
International Growth Portfolio:                       44,870,767.101   1,935,128.314    914,227.755
Franklin Templeton International Equity Portfolio:   504,629,927.960  39,678,594.157 24,098,558.358
Index 400 Stock Portfolio:                           209,295,443.886  18,662,909.644  8,759,115.734
Growth Stock Portfolio:                              309,591,166.031  26,952,393.671  9,280,278.183
Large Cap Core Stock Portfolio:                      369,095,227.185  32,858,985.329 15,233,251.843
Index 500 Stock Portfolio:                           540,835,939.854  52,153,786.647 31,395,954.103
Asset Allocation Portfolio:                          101,529,189.464   4,631,545.944  3,391,332.612
Balanced Portfolio:                                1,358,147,603.644 106,264,977.242 91,325,834.069
High Yield Bond Portfolio:                           222,401,599.164  14,128,526.702 12,217,576.028
Select Bond Portfolio:                               421,770,051.974  39,131,674.209 19,788,289.629
Money Market Portfolio:                              418,659,821.319  57,627,566.985 23,640,974.376

Proposal 5(d):

To approve the investment restriction regarding purchasing securities on margin for thirteen portfolios:

                                                          YES              NO           ABSTAIN

Small Cap Growth Stock Portfolio:                    154,714,487.767  13,264,452.230  7,002,642.427
Aggressive Growth Stock Portfolio:                   396,948,807.625  32,028,909.402 20,355,653.740
International Growth Portfolio:                       44,669,894.408   2,136,001.007    914,227.755
Franklin Templeton International Equity Portfolio:   504,459,153.343  39,849,364.942 24,098,562.190
Index 400 Stock Portfolio:                           209,195,759.688  18,702,880.268  8,818,829.308
Growth Stock Portfolio:                              307,880,075.015  28,595,844.992  9,347,917.878
Large Cap Core Stock Portfolio:                      368,281,662.967  33,672,549.547 15,233,251.843
Index 500 Stock Portfolio:                           539,347,655.582  53,606,110.139 31,431,914.883
Asset Allocation Portfolio:                          101,960,488.475   4,200,246.933  3,391,332.612
Balanced Portfolio:                                1,356,140,148.059 108,223,552.080 91,374,714.816
High Yield Bond Portfolio:                           222,061,527.365  14,468,598.501 12,217,576.028
Select Bond Portfolio:                               421,406,618.517  39,510,550.863 19,772,846.432
Money Market Portfolio:                              416,624,491.091  59,641,794.943 23,662,076.646

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 5(e):

To approve the investment restriction regarding making loans:

                                                          YES              NO           ABSTAIN
Small Cap Growth Stock Portfolio:                    153,645,292.696  14,333,647.301  7,002,642.427
T. Rowe Price Small Cap Value Portfolio:              60,855,320.983   6,637,001.527  1,945,880.018
Aggressive Growth Stock Portfolio:                   394,951,090.881  33,227,089.844 21,155,190.042
International Growth Portfolio:                       44,820,079.310   1,985,816.105    914,227.755
Franklin Templeton International Equity Portfolio:   501,786,213.687  42,501,889.802 24,118,976.986
Index 400 Stock Portfolio:                           207,945,568.714  19,845,607.959  8,926,292.591
Growth Stock Portfolio:                              306,726,743.770  29,749,176.237  9,347,917.878
Large Cap Core Stock Portfolio:                      364,555,176.879  37,399,035.635 15,233,251.843
Capital Guardian Domestic Equity Portfolio:           94,980,865.046   5,338,679.250  3,092,006.746
Index 500 Stock Portfolio:                           537,368,108.031  55,133,413.900 31,884,158.673
Asset Allocation Portfolio:                          102,006,865.303   4,153,870.105  3,391,332.612
Balanced Portfolio:                                1,349,284,366.555 115,044,985.414 91,409,062.986
High Yield Bond Portfolio:                           221,231,240.573  15,298,885.293 12,217,576.028
Select Bond Portfolio:                               419,570,972.666  41,346,196.714 19,772,846.432
Money Market Portfolio:                              419,331,207.573  56,956,180.731 23,640,974.376

Proposal 5(f):

To approve the investment restriction regarding investment in other investment companies for thirteen portfolios:

                                                          YES              NO           ABSTAIN
Small Cap Growth Stock Portfolio:                    155,081,848.252  12,732,828.708  7,166,905.464
Aggressive Growth Stock Portfolio:                   398,910,627.676  29,693,188.267 20,729,554.824
International Growth Portfolio:                       44,935,634.885   1,870,260.530    914,227.755
Franklin Templeton International Equity Portfolio:   505,316,409.714  38,090,611.228 25,000,059.533
Index 400 Stock Portfolio:                           208,036,455.996  19,765,098.832  8,915,914.436
Growth Stock Portfolio:                              309,951,015.401  26,360,594.210  9,512,228.274
Large Cap Core Stock Portfolio:                      369,871,727.383  31,616,112.289 15,699,624.685
Index 500 Stock Portfolio:                           536,832,962.705  55,573,489.871 31,979,228.028
Asset Allocation Portfolio:                          102,139,271.351   4,016,703.028  3,396,093.641
Balanced Portfolio:                                1,361,909,521.930 101,790,690.705 92,038,202.320
High Yield Bond Portfolio:                           222,307,406.838  13,690,807.389 12,749,487.667
Select Bond Portfolio:                               422,593,245.035  37,411,203.655 20,685,567.122
Money Market Portfolio:                              419,348,001.027  56,704,527.039 23,875,834.614

 Matters Submitted to Shareholders


Northwestern Mutual Series Fund, Inc.


Proposal 5(g):

To approve the investment restriction regarding liquidity for thirteen portfolios:

                                                          YES              NO           ABSTAIN

Small Cap Growth Stock Portfolio:                    154,636,206.165  13,174,403.067  7,170,973.192
Aggressive Growth Stock Portfolio:                   395,959,272.349  32,234,320.632 21,139,777.786
International Growth Portfolio:                       44,888,197.920   1,917,697.495    914,227.755
Franklin Templeton International Equity Portfolio:   500,655,439.497  42,879,781.640 24,871,859.338
Index 400 Stock Portfolio:                           208,177,317.211  19,670,900.768  8,869,251.285
Growth Stock Portfolio:                              308,003,056.646  28,083,763.837  9,737,017.402
Large Cap Core Stock Portfolio:                      369,342,951.763  32,070,319.905 15,774,192.689
Index 500 Stock Portfolio:                           537,273,925.989  55,056,161.152 32,055,593.463
Asset Allocation Portfolio:                          102,472,655.220   3,683,319.159  3,396,093.641
Balanced Portfolio:                                1,353,831,760.020 108,957,088.489 92,949,566.446
High Yield Bond Portfolio:                           218,161,677.518  18,247,775.342 12,338,249.034
Select Bond Portfolio:                               421,183,560.032  39,092,982.854 20,413,472.926
Money Market Portfolio:                              419,525,718.775  56,512,606.175 23,890,037.730

Proposal 5(h):

To approve the investment restriction regarding investing for control for thirteen portfolios:

                                                          YES              NO           ABSTAIN

Small Cap Growth Stock Portfolio:                    154,062,215.030  13,748,394.202  7,170,973.192
Aggressive Growth Stock Portfolio:                   395,429,551.867  32,791,136.705 21,112,682.195
International Growth Portfolio:                       44,812,149.980   1,980,350.963    927,622.227
Franklin Templeton International Equity Portfolio:   498,701,463.596  45,013,706.431 24,691,910.448
Index 400 Stock Portfolio:                           208,018,549.163  19,826,038.398  8,872,881.703
Growth Stock Portfolio:                              307,289,903.719  28,828,859.547  9,705,074.619
Large Cap Core Stock Portfolio:                      368,926,733.324  32,541,163.901 15,719,567.132
Index 500 Stock Portfolio:                           535,354,560.427  56,779,371.287 32,251,748.890
Asset Allocation Portfolio:                          101,997,660.246   4,158,314.133  3,396,093.641
Balanced Portfolio:                                1,351,337,433.282 111,705,288.910 92,695,692.763
High Yield Bond Portfolio:                           218,160,462.482  18,244,227.895 12,343,011.517
Select Bond Portfolio:                               420,516,952.604  39,756,931.374 20,416,131.834
Money Market Portfolio:                              418,883,256.973  57,033,424.143 24,011,681.564

 Director and Officer Information


Northwestern Mutual Series Fund, Inc.


The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below. Effective May 1, 2003, each director shall serve for a twelve-year term commencing May 1, 2003 or until their earlier death, resignation, retirement or removal from office and election and qualification of their successors. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
                                                   Number of Portfolios
                                       Length of   in Fund Complex
Name Age and Address      Position     Time Served Overseen by Director Other Directorships Held
----------------------------------------------------------------------------------------------------
Louis A. Holland (61)     Director     Since 2003  29                   Packaging Corporation of
Suite 700                                                               America;
1 North Wacker Drive                                                    Lou Holland Growth Fund
Chicago, IL 60606

Principal Occupation During Past 5 Years: Managing Partner and Chief Investment Officer, Holland
Capital Management, L.P.; Portfolio Manager, Lou Holland Growth Fund
----------------------------------------------------------------------------------------------------
Elizabeth L. Majers (45)  Director     Since 2003  29                   None
370 Shadowood Lane
Northfield, IL 60093

Principal Occupation During Past 5 Years: Partner, McDermott, Will & Emery (international law firm)
----------------------------------------------------------------------------------------------------
William A. McIntosh (64)  Director     Since 1997  29                   MGIC Investment Corporation;
525 Sheridan Road                                                       Comdisco Holding Company,
Kenilworth, IL 60043                                                    Inc.

Principal Occupation During Past 5 Years: Financial consulting since 1998; Adjunct Faculty Member,
Howard University
----------------------------------------------------------------------------------------------------
Michael G. Smith (59)     Director     Since 2003  29                   Trustee of Ivy Fund
221 North Adams
Hinsdale, IL 60521

Principal Occupation During Past 5 Years: Private investor; retired since 1999. From 1987 to 1999,
Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch and Co.,
Inc.
----------------------------------------------------------------------------------------------------
Martin F. Stein (66)      Director     Since 1995  29                   Koss Corporation
1800 East Capitol Drive
Milwaukee, WI 53211

Principal Occupation During Past 5 Years: Former Chairman of Eyecare One, Inc., which includes
Stein Optical and Eye Q optical centers
(retail sales of eyewear)
----------------------------------------------------------------------------------------------------

Other Directors
                                                   Number of Portfolios
                                       Length of   in Fund Complex
Name Age and Address      Position     Time Served Overseen by Director Other Directorships Held
----------------------------------------------------------------------------------------------------
Stephen N. Graff (68)     Director     Since 1995  29                   Trustee of Northwestern
805 Lone Tree Road                                                      Mutual
Elm Grove, WI 53122

Principal Occupation During Past 5 Years: Retired Partner, Arthur Andersen LLP (public accountants)
----------------------------------------------------------------------------------------------------
Edward J. Zore (57)       Chairman     Since 2000  29                   Manpower, Inc.;
720 East Wisconsin Avenue and Director                                  Trustee of Northwestern
Milwaukee, WI 53202                                                     Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern
Mutual since 2001; President, 2000-2001; prior thereto, Executive Vice President
----------------------------------------------------------------------------------------------------

Officers
Mark G. Doll........................................................... President
Walter M. Givler....................................................... Chief Financial Officer
Merrill C. Lundberg.................................................... Secretary
Barbara E. Courtney.................................................... Controller

                                    [GRAPHIC]




                Semi-Annual Report June 30, 2003

                NML Variable Annuity Account B

                Financial Statements

 Account B Financial Statements


NML Variable Annuity Account B
Statement of Assets and Liabilities
June 30, 2003
(in thousands)

Assets
  Investments at Market Value:
   Northwestern Mutual Series Fund, Inc.
    Small Cap Growth Stock
     91,607 shares (cost $167,660)......................................... $  148,129
    T. Rowe Price Small Cap Value
     43,889 shares (cost $45,524)..........................................     47,663
    Aggressive Growth Stock
     273,724 shares (cost $1,135,862)......................................    649,001
    International Growth
     17,846 shares (cost $14,528)..........................................     15,811
    Franklin Templeton International Equity
     327,375 shares (cost $418,856)........................................    363,713
    AllianceBernstein Mid Cap Value
     1,259 shares (cost $1,339)............................................      1,356
    Index 400 Stock
     139,888 shares (cost $155,566)........................................    148,281
    Janus Capital Appreciation
     941 shares (cost $977)................................................        988
    Growth Stock
     197,504 shares (cost $388,394)........................................    331,017
    Large Cap Core Stock
     252,862 shares (cost $352,775)........................................    238,702
    Capital Guardian Domestic Equity
     53,548 shares (cost $45,994)..........................................     46,320
    T. Rowe Price Equity Income
     1,829 shares (cost $1,954)............................................      1,973
    Index 500 Stock
     375,606 shares (cost $878,073)........................................    889,811
    Asset Allocation
     80,287 shares (cost $72,632)..........................................     75,068
    Balanced
     1,293,015 shares (cost $2,116,028)....................................  2,222,693
    High Yield Bond
     178,653 shares (cost $145,447)........................................    117,018
    Select Bond
     416,051 shares (cost $500,182)........................................    527,969
    Money Market
     331,705 shares (cost $331,705)........................................    331,705
   Fidelity VIP Mid Cap Portfolio
      65 shares (cost $1,209)..............................................      1,234
   Russell Investment Funds
    Multi-Style Equity
     6,852 shares (cost $92,584)...........................................     69,415
    Aggressive Equity
     3,150 shares (cost $36,818)...........................................     34,365
    Non-U.S.
     4,995 shares (cost $43,115)...........................................     39,360
    Core Bond
     5,875 shares (cost $60,195)...........................................     64,038
    Real Estate Securities
     7,022 shares (cost $75,434)...........................................     82,506 $6,448,136
                                                                            ----------
  Due from Northwestern Mutual Life Insurance Company......................                   864
                                                                                       ----------
      Total Assets.........................................................            $6,449,000
                                                                                       ==========
Liabilities
  Due to Participants......................................................            $   11,370
  Due to Northwestern Mutual Life Insurance Company........................                 1,292
                                                                                       ----------
      Total Liabilities....................................................                12,662
                                                                                       ----------
Equity (Note 8)
  Contracts Issued Prior to December 17, 1981..............................                75,279
  Contracts Issued After December 16, 1981 and Prior to March 31, 1995.....             3,240,131
  Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000:
   Front Load Version......................................................               692,605
   Back Load Version.......................................................             1,568,642
  Contracts Issued On or After March 31, 2000:
   Front Load Version......................................................               340,787
   Back Load Version.......................................................               496,337
  Contracts Issued On or After June 30, 2000:
   Fee-Based Version.......................................................                22,557
                                                                                       ----------
      Total Equity.........................................................             6,436,338
                                                                                       ----------
      Total Liabilities and Equity.........................................            $6,449,000
                                                                                       ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Operations
(in thousands)


                                                                                      Small Cap Growth
                                                                 Combined              Stock Division
                                                         -----------------------  -----------------------
                                                         Six Months               Six Months
                                                            Ended                    Ended
                                                          June 30,    Year Ended   June 30,    Year Ended
                                                            2003     December 31,    2003     December 31,
                                                         (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.......................................  $119,021   $   157,659    $    --     $    243
  Annuity Rate and Expense Guarantees...................   (33,354)      (72,201)      (700)      (1,639)
                                                          --------   -----------    -------     --------
  Net Investment Income (Loss)..........................    85,667        85,458       (700)      (1,396)
                                                          --------   -----------    -------     --------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments...................   (51,105)      (95,818)    (3,037)      (5,535)
  Unrealized Appreciation (Depreciation) of Investments
   During the Period....................................   472,060      (983,732)    17,682      (27,073)
                                                          --------   -----------    -------     --------
  Net Gain (Loss) on Investments........................   420,955    (1,079,550)    14,645      (32,608)
                                                          --------   -----------    -------     --------
  Increase (Decrease) in Equity Derived from Investment
   Activity.............................................  $506,622   $  (994,092)   $13,945     $(34,004)
                                                          ========   ===========    =======     ========

                                                              T. Rowe Price
                                                             Small Cap Value         Aggressive Growth
                                                                 Division              Stock Division
                                                         -----------------------  -----------------------
                                                         Six Months               Six Months
                                                            Ended                    Ended
                                                          June 30,    Year Ended   June 30,    Year Ended
                                                            2003     December 31,    2003     December 31,
                                                         (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.......................................   $   --      $   189     $     --    $     711
  Annuity Rate and Expense Guarantees...................     (208)        (283)      (3,488)      (8,554)
                                                           ------      -------     --------    ---------
  Net Investment Income (Loss)..........................     (208)         (94)      (3,488)      (7,843)
                                                           ------      -------     --------    ---------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments...................     (209)         437      (33,602)     (53,572)
  Unrealized Appreciation (Depreciation) of Investments
   During the Period....................................    5,690       (4,144)      84,709     (126,102)
                                                           ------      -------     --------    ---------
  Net Gain (Loss) on Investments........................    5,481       (3,707)      51,107     (179,674)
                                                           ------      -------     --------    ---------
  Increase (Decrease) in Equity Derived from Investment
   Activity.............................................   $5,273      $(3,801)    $ 47,619    $(187,517)
                                                           ======      =======     ========    =========

                                                                                     Franklin Templeton    AllianceBernstein
                                                           International Growth     International Equity     Mid Cap Value
                                                                 Division                 Division             Division#
                                                         -----------------------  -----------------------  -----------------
                                                         Six Months               Six Months
                                                            Ended                    Ended
                                                          June 30,    Year Ended   June 30,    Year Ended    Period Ended
                                                            2003     December 31,    2003     December 31,   June 30, 2003
                                                         (unaudited)     2002     (unaudited)     2002        (unaudited)
----------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.......................................   $   --      $    55      $ 6,745     $  8,803          $--
  Annuity Rate and Expense Guarantees...................      (62)         (68)      (1,887)      (4,601)          (1)
                                                           ------      -------      -------     --------          ---
  Net Investment Income (Loss)..........................      (62)         (13)       4,858        4,202           (1)
                                                           ------      -------      -------     --------          ---
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments...................       31         (680)      (3,098)     (14,182)           3
  Unrealized Appreciation (Depreciation) of Investments
   During the Period....................................    1,734         (456)      31,324      (63,325)          17
                                                           ------      -------      -------     --------          ---
  Net Gain (Loss) on Investments........................    1,765       (1,136)      28,226      (77,507)          20
                                                           ------      -------      -------     --------          ---
  Increase (Decrease) in Equity Derived from Investment
   Activity.............................................   $1,703      $(1,149)     $33,084     $(73,305)         $19
                                                           ======      =======      =======     ========          ===

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Operations
(in thousands)

                                                                                                    Janus Capital
                                                                                  Index 400         Appreciation
                                                                                Stock Division        Division#
                                                                           -----------------------  -------------
                                                                           Six Months
                                                                              Ended
                                                                            June 30,    Year Ended  Period Ended
                                                                              2003     December 31, June 30, 2003
(continued)                                                                (unaudited)     2002      (unaudited)
------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.........................................................   $ 1,096     $  1,113        $--
  Annuity Rate and Expense Guarantees.....................................      (684)      (1,425)        --
                                                                             -------     --------        ---
  Net Investment Income (Loss)............................................       412         (312)        --
                                                                             -------     --------        ---
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments.....................................    (1,825)      (2,603)         4
  Unrealized Appreciation (Depreciation) of Investments During the Period.    16,635      (21,786)        11
                                                                             -------     --------        ---
  Net Gain (Loss) on Investments..........................................    14,810      (24,389)        15
                                                                             -------     --------        ---
  Increase (Decrease) in Equity Derived from Investment Activity..........   $15,222     $(24,701)       $15
                                                                             =======     ========        ===

                                                                                 Growth Stock            Large Cap Core
                                                                                   Division              Stock Division
                                                                           -----------------------  -----------------------
                                                                           Six Months               Six Months
                                                                              Ended                    Ended
                                                                            June 30,    Year Ended   June 30,    Year Ended
                                                                              2003     December 31,    2003     December 31,
(continued)                                                                (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.........................................................   $ 2,700     $  4,341    $  2,289    $   2,718
  Annuity Rate and Expense Guarantees.....................................    (1,699)      (4,063)     (1,224)      (3,139)
                                                                             -------     --------    --------    ---------
  Net Investment Income (Loss)............................................     1,001          278       1,065         (421)
                                                                             -------     --------    --------    ---------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments.....................................    (4,248)      (7,440)    (10,068)     (24,585)
  Unrealized Appreciation (Depreciation) of Investments During the Period.    21,242      (85,606)     29,134      (78,546)
                                                                             -------     --------    --------    ---------
  Net Gain (Loss) on Investments..........................................    16,994      (93,046)     19,066     (103,131)
                                                                             -------     --------    --------    ---------
  Increase (Decrease) in Equity Derived from Investment Activity..........   $17,995     $(92,768)   $ 20,131    $(103,552)
                                                                             =======     ========    ========    =========

                                                                               Capital Guardian     T. Rowe Price
                                                                               Domestic Equity      Equity Income
                                                                                   Division           Division#
                                                                           -----------------------  -------------
                                                                           Six Months
                                                                              Ended
                                                                            June 30,    Year Ended  Period Ended
                                                                              2003     December 31, June 30, 2003
(continued)                                                                (unaudited)     2002      (unaudited)
-----------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.........................................................   $    7      $   403         $--
  Annuity Rate and Expense Guarantees.....................................     (191)        (239)         (1)
                                                                             ------      -------         ---
  Net Investment Income (Loss)............................................     (184)         164          (1)
                                                                             ------      -------         ---
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments.....................................     (438)        (233)          4
  Unrealized Appreciation (Depreciation) of Investments During the Period.    5,910       (6,050)         19
                                                                             ------      -------         ---
  Net Gain (Loss) on Investments..........................................    5,472       (6,283)         23
                                                                             ------      -------         ---
  Increase (Decrease) in Equity Derived from Investment Activity..........   $5,288      $(6,119)        $22
                                                                             ======      =======         ===

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Operations
(in thousands)

                                                                Index 500 Stock Division Asset Allocation Division
                                                                -----------------------  -----------------------
                                                                Six Months               Six Months
                                                                   Ended                    Ended
                                                                 June 30,    Year Ended   June 30,     Year Ended
                                                                   2003     December 31,    2003      December 31,
(continued)                                                     (unaudited)     2002     (unaudited)      2002
-------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..............................................   $12,968    $  13,368     $    3       $   858
  Annuity Rate and Expense Guarantees..........................    (4,547)     (10,816)      (318)         (343)
                                                                  -------    ---------     ------       -------
  Net Investment Income (Loss).................................     8,421        2,552       (315)          515
                                                                  -------    ---------     ------       -------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..........................     1,478       24,486       (299)         (481)
  Unrealized Appreciation (Depreciation) of Investments During
   the Period..................................................    78,034     (289,005)     6,194        (4,049)
                                                                  -------    ---------     ------       -------
  Net Gain (Loss) on Investments...............................    79,512     (264,519)     5,895        (4,530)
                                                                  -------    ---------     ------       -------
  Increase (Decrease) in Equity Derived from Investment
   Activity....................................................   $87,933    $(261,967)    $5,580       $(4,015)
                                                                  =======    =========     ======       =======

                                                                   Balanced Division     High Yield Bond Division
                                                                -----------------------  -----------------------
                                                                Six Months               Six Months
                                                                   Ended                    Ended
                                                                 June 30,    Year Ended   June 30,    Year Ended
                                                                   2003     December 31,    2003     December 31,
(continued)                                                     (unaudited)     2002     (unaudited)     2002
------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..............................................  $ 70,083    $  86,544     $   250     $ 10,344
  Annuity Rate and Expense Guarantees..........................   (12,171)     (26,336)       (543)      (1,030)
                                                                 --------    ---------     -------     --------
  Net Investment Income (Loss).................................    57,912       60,208        (293)       9,314
                                                                 --------    ---------     -------     --------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..........................       281        4,176      (4,817)      (8,449)
  Unrealized Appreciation (Depreciation) of Investments During
   the Period..................................................   124,330     (275,406)     20,949       (5,292)
                                                                 --------    ---------     -------     --------
  Net Gain (Loss) on Investments...............................   124,611     (271,230)     16,132      (13,741)
                                                                 --------    ---------     -------     --------
  Increase (Decrease) in Equity Derived from Investment
   Activity....................................................  $182,523    $(211,022)    $15,839     $ (4,427)
                                                                 ========    =========     =======     ========

                                                                  Select Bond Division    Money Market Division
                                                                -----------------------  -----------------------
                                                                Six Months               Six Months
                                                                   Ended                    Ended
                                                                 June 30,    Year Ended   June 30,    Year Ended
                                                                   2003     December 31,    2003     December 31,
(continued)                                                     (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..............................................   $19,000     $17,193      $ 2,271     $ 5,161
  Annuity Rate and Expense Guarantees..........................    (2,603)     (4,042)      (1,767)     (3,286)
                                                                  -------     -------      -------     -------
  Net Investment Income (Loss).................................    16,397      13,151          504       1,875
                                                                  -------     -------      -------     -------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..........................    12,741       3,991           --          --
  Unrealized Appreciation (Depreciation) of Investments During
   the Period..................................................    (2,307)     22,513           --          --
                                                                  -------     -------      -------     -------
  Net Gain (Loss) on Investments...............................    10,434      26,504           --          --
                                                                  -------     -------      -------     -------
  Increase (Decrease) in Equity Derived from Investment
   Activity....................................................   $26,831     $39,655      $   504     $ 1,875
                                                                  =======     =======      =======     =======

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Operations
(in thousands)

                                                                      Fidelity VIP      Russell Multi-Style
                                                                    Mid Cap Division#     Equity Division
                                                                    ----------------- -----------------------
                                                                                      Six Months
                                                                                         Ended
                                                                      Period Ended     June 30,    Year Ended
                                                                      June 30, 2003      2003     December 31,
(continued)                                                            (unaudited)    (unaudited)     2002
---------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..................................................        $--          $   240     $    392
  Annuity Rate and Expense Guarantees..............................         (1)            (293)        (627)
                                                                           ---          -------     --------
  Net Investment Income (Loss).....................................         (1)             (53)        (235)
                                                                           ---          -------     --------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..............................         15           (2,775)      (5,728)
  Unrealized Appreciation (Depreciation) of Investments During the
   Period..........................................................         25           10,017      (12,334)
                                                                           ---          -------     --------
  Net Gain (Loss) on Investments...................................         40            7,242      (18,062)
                                                                           ---          -------     --------
  Increase (Decrease) in Equity Derived from Investment Activity...        $39          $ 7,189     $(18,297)
                                                                           ===          =======     ========

                                                                       Russell Aggressive        Russell Non-U.S.
                                                                        Equity Division              Division
                                                                    -----------------------  -----------------------
                                                                    Six Months               Six Months
                                                                       Ended                    Ended
                                                                     June 30,    Year Ended   June 30,    Year Ended
                                                                       2003     December 31,    2003     December 31,
(continued)                                                         (unaudited)     2002     (unaudited)     2002
----------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..................................................   $    --     $    --      $   12      $   634
  Annuity Rate and Expense Guarantees..............................      (141)       (312)       (168)        (373)
                                                                      -------     -------      ------      -------
  Net Investment Income (Loss).....................................      (141)       (312)       (156)         261
                                                                      -------     -------      ------      -------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..............................    (1,064)     (1,524)       (867)      (6,439)
  Unrealized Appreciation (Depreciation) of Investments During the
   Period..........................................................     6,082      (5,516)      4,195          541
                                                                      -------     -------      ------      -------
  Net Gain (Loss) on Investments...................................     5,018      (7,040)      3,328       (5,898)
                                                                      -------     -------      ------      -------
  Increase (Decrease) in Equity Derived from Investment Activity...   $ 4,877     $(7,352)     $3,172      $(5,637)
                                                                      =======     =======      ======      =======

                                                                          Russell Core         Russell Real Estate
                                                                         Bond Division         Securities Division
                                                                    -----------------------  -----------------------
                                                                    Six Months               Six Months
                                                                       Ended                    Ended
                                                                     June 30,    Year Ended   June 30,    Year Ended
                                                                       2003     December 31,    2003     December 31,
(continued)                                                         (unaudited)     2002     (unaudited)     2002
---------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income..................................................   $  424       $1,404      $  933      $ 3,185
  Annuity Rate and Expense Guarantees..............................     (281)        (443)       (376)        (582)
                                                                      ------       ------      ------      -------
  Net Investment Income (Loss).....................................      143          961         557        2,603
                                                                      ------       ------      ------      -------
Realized and Unrealized Gain (Loss) on Investments
  Realized Gain (Loss) on Investments..............................      422        1,809         263          734
  Unrealized Appreciation (Depreciation) of Investments During the
   Period..........................................................    2,310        1,039       8,124       (3,135)
                                                                      ------       ------      ------      -------
  Net Gain (Loss) on Investments...................................    2,732        2,848       8,387       (2,401)
                                                                      ------       ------      ------      -------
  Increase (Decrease) in Equity Derived from Investment Activity...   $2,875       $3,809      $8,944      $   202
                                                                      ======       ======      ======      =======

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Changes in Equity
(in thousands)


                                                                                             Small Cap Growth
                                                                       Combined               Stock Division
                                                               ------------------------  -----------------------
                                                               Six Months                Six Months
                                                                  Ended                     Ended
                                                                June 30,     Year Ended   June 30,    Year Ended
                                                                  2003      December 31,    2003     December 31,
                                                               (unaudited)      2002     (unaudited)     2002
------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)................................ $    85,667  $    85,458   $   (700)    $ (1,396)
  Net Realized Gain (Loss)....................................     (51,105)     (95,818)    (3,037)      (5,535)
  Net Change in Unrealized Appreciation (Depreciation)........     472,060     (983,732)    17,682      (27,073)
                                                               -----------  -----------   --------     --------
Increase (Decrease) in Equity Derived from Investment Activity     506,622     (994,092)    13,945      (34,004)
                                                               -----------  -----------   --------     --------
Equity Transactions
  Contract Owners' Net Payments...............................     260,644      557,781      6,904       16,943
  Annuity Payments............................................      (6,294)     (13,041)       (64)        (231)
  Surrenders and Other (net)..................................    (258,015)    (579,938)    (5,207)     (11,000)
  Transfers from Other Divisions or Sponsor...................   1,312,055    3,479,066     26,979       63,075
  Transfers to Other Divisions or Sponsor.....................  (1,345,937)  (3,540,199)   (29,421)     (71,994)
                                                               -----------  -----------   --------     --------
Increase (Decrease) in Equity Derived from Equity Transactions     (37,547)     (96,331)      (809)      (3,207)
                                                               -----------  -----------   --------     --------
Net Increase (Decrease) in Equity.............................     469,075   (1,090,423)    13,136      (37,211)
Equity
  Beginning of Period.........................................   5,967,263    7,057,686    134,868      172,079
                                                               -----------  -----------   --------     --------
  End of Period............................................... $ 6,436,338  $ 5,967,263   $148,004     $134,868
                                                               ===========  ===========   ========     ========

                                                                    T. Rowe Price
                                                                   Small Cap Value         Aggressive Growth
                                                                       Division              Stock Division
                                                               -----------------------  -----------------------
                                                               Six Months               Six Months
                                                                  Ended                    Ended
                                                                June 30,    Year Ended   June 30,    Year Ended
                                                                  2003     December 31,    2003     December 31,
                                                               (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)................................  $   (208)    $    (94)   $ (3,488)   $  (7,843)
  Net Realized Gain (Loss)....................................      (209)         437     (33,602)     (53,572)
  Net Change in Unrealized Appreciation (Depreciation)........     5,690       (4,144)     84,709     (126,102)
                                                                --------     --------    --------    ---------
Increase (Decrease) in Equity Derived from Investment Activity     5,273       (3,801)     47,619     (187,517)
                                                                --------     --------    --------    ---------
Equity Transactions
  Contract Owners' Net Payments...............................     3,442        7,338      17,730       42,107
  Annuity Payments............................................       (39)         (30)       (266)        (659)
  Surrenders and Other (net)..................................    (1,102)      (1,864)    (23,034)     (52,395)
  Transfers from Other Divisions or Sponsor...................    21,992       51,445      39,077       82,500
  Transfers to Other Divisions or Sponsor.....................   (18,308)     (25,617)    (57,734)    (135,952)
                                                                --------     --------    --------    ---------
Increase (Decrease) in Equity Derived from Equity Transactions     5,985       31,272     (24,227)     (64,399)
                                                                --------     --------    --------    ---------
Net Increase (Decrease) in Equity.............................    11,258       27,471      23,392     (251,916)
Equity
  Beginning of Period.........................................    36,313        8,842     624,719      876,635
                                                                --------     --------    --------    ---------
  End of Period...............................................  $ 47,571     $ 36,313    $648,111    $ 624,719
                                                                ========     ========    ========    =========

                                                                                           Franklin Templeton
                                                                 International Growth     International Equity
                                                                       Division                 Division
                                                               -----------------------  -----------------------
                                                               Six Months               Six Months
                                                                  Ended                    Ended
                                                                June 30,    Year Ended   June 30,    Year Ended
                                                                  2003     December 31,    2003     December 31,
                                                               (unaudited)     2002     (unaudited)     2002
-----------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)................................  $    (62)    $    (13)   $   4,858   $   4,202
  Net Realized Gain (Loss)....................................        31         (680)      (3,098)    (14,182)
  Net Change in Unrealized Appreciation (Depreciation)........     1,734         (456)      31,324     (63,325)
                                                                --------     --------    ---------   ---------
Increase (Decrease) in Equity Derived from Investment Activity     1,703       (1,149)      33,084     (73,305)
                                                                --------     --------    ---------   ---------
Equity Transactions
  Contract Owners' Net Payments...............................     2,121        3,433       11,709      26,496
  Annuity Payments............................................        (8)          (9)        (204)       (487)
  Surrenders and Other (net)..................................      (403)        (682)     (13,264)    (32,164)
  Transfers from Other Divisions or Sponsor...................    14,124       29,000      288,220     948,474
  Transfers to Other Divisions or Sponsor.....................   (12,144)     (23,061)    (298,073)   (993,361)
                                                                --------     --------    ---------   ---------
Increase (Decrease) in Equity Derived from Equity Transactions     3,690        8,681      (11,612)    (51,042)
                                                                --------     --------    ---------   ---------
Net Increase (Decrease) in Equity.............................     5,393        7,532       21,472    (124,347)
Equity
  Beginning of Period.........................................    10,427        2,895      341,712     466,059
                                                                --------     --------    ---------   ---------
  End of Period...............................................  $ 15,820     $ 10,427    $ 363,184   $ 341,712
                                                                ========     ========    =========   =========

                                                               AllianceBernstein
                                                                 Mid Cap Value
                                                                   Division#
                                                               -----------------


                                                                 Period Ended
                                                                 June 30, 2003
                                                                  (unaudited)
--------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)................................      $   (1)
  Net Realized Gain (Loss)....................................           3
  Net Change in Unrealized Appreciation (Depreciation)........          17
                                                                    ------
Increase (Decrease) in Equity Derived from Investment Activity          19
                                                                    ------
Equity Transactions
  Contract Owners' Net Payments...............................          63
  Annuity Payments............................................          --
  Surrenders and Other (net)..................................          (1)
  Transfers from Other Divisions or Sponsor...................       1,705
  Transfers to Other Divisions or Sponsor.....................        (430)
                                                                    ------
Increase (Decrease) in Equity Derived from Equity Transactions       1,337
                                                                    ------
Net Increase (Decrease) in Equity.............................       1,356
Equity
  Beginning of Period.........................................          --
                                                                    ------
  End of Period...............................................      $1,356
                                                                    ======

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Changes in Equity
(in thousands)

                                                                                           Janus Capital
                                                                         Index 400         Appreciation        Growth Stock
                                                                       Stock Division        Division#           Division
                                                                  -----------------------  ------------- -----------------------
                                                                  Six Months                             Six Months
                                                                     Ended                                  Ended
                                                                   June 30,    Year Ended  Period Ended   June 30,    Year Ended
                                                                     2003     December 31, June 30, 2003    2003     December 31,
(continued)                                                       (unaudited)     2002      (unaudited)  (unaudited)     2002
----------------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...................................  $    412     $   (312)     $   --      $  1,001    $     278
  Net Realized Gain (Loss).......................................    (1,825)      (2,603)          4        (4,248)      (7,440)
  Net Change in Unrealized Appreciation (Depreciation)...........    16,635      (21,786)         11        21,242      (85,606)
                                                                   --------     --------      ------      --------    ---------
  Increase (Decrease) in Equity Derived from Investment Activity.    15,222      (24,701)         15        17,995      (92,768)
                                                                   --------     --------      ------      --------    ---------
Equity Transactions
  Contract Owners' Net Payments..................................     7,754       19,886         112        12,562       31,827
  Annuity Payments...............................................       (76)        (181)         --          (159)        (544)
  Surrenders and Other (net).....................................    (5,094)      (8,880)         (1)      (12,111)     (28,316)
  Transfers from Other Divisions or Sponsor......................    35,505       89,562       1,123        37,174       73,282
  Transfers to Other Divisions or Sponsor........................   (35,889)     (74,996)       (260)      (43,216)     (99,166)
                                                                   --------     --------      ------      --------    ---------
Increase (Decrease) in Equity Derived from Equity Transactions...     2,200       25,391         974        (5,750)     (22,917)
                                                                   --------     --------      ------      --------    ---------
Net Increase (Decrease) in Equity................................    17,422          690         989        12,245     (115,685)
Equity
  Beginning of Period............................................   130,775      130,085          --       318,513      434,198
                                                                   --------     --------      ------      --------    ---------
  End of Period..................................................  $148,197     $130,775      $  989      $330,758    $ 318,513
                                                                   ========     ========      ======      ========    =========

                                                                                               Capital Guardian     T. Rowe Price
                                                                       Large Cap Core          Domestic Equity      Equity Income
                                                                       Stock Division              Division           Division#
                                                                  -----------------------  -----------------------  -------------
                                                                  Six Months               Six Months
                                                                     Ended                    Ended
                                                                   June 30,    Year Ended   June 30,    Year Ended  Period Ended
                                                                     2003     December 31,    2003     December 31, June 30, 2003
(continued)                                                       (unaudited)     2002     (unaudited)     2002      (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...................................  $  1,065    $    (421)   $   (184)    $    164      $   (1)
  Net Realized Gain (Loss).......................................   (10,068)     (24,585)       (438)        (233)          4
  Net Change in Unrealized Appreciation (Depreciation)...........    29,134      (78,546)      5,910       (6,050)         19
                                                                   --------    ---------    --------     --------      ------
  Increase (Decrease) in Equity Derived from Investment Activity.    20,131     (103,552)      5,288       (6,119)         22
                                                                   --------    ---------    --------     --------      ------
Equity Transactions
  Contract Owners' Net Payments..................................     7,209       20,028       3,687        8,476         357
  Annuity Payments...............................................      (252)        (627)        (23)         (45)         --
  Surrenders and Other (net).....................................   (10,358)     (23,673)     (1,094)      (1,596)          1
  Transfers from Other Divisions or Sponsor......................    19,664       41,225      24,473       42,877       1,696
  Transfers to Other Divisions or Sponsor........................   (26,730)     (73,119)    (19,877)     (19,868)       (102)
                                                                   --------    ---------    --------     --------      ------
Increase (Decrease) in Equity Derived from Equity Transactions...   (10,467)     (36,166)      7,166       29,844       1,952
                                                                   --------    ---------    --------     --------      ------
Net Increase (Decrease) in Equity................................     9,664     (139,718)     12,454       23,725       1,974
Equity
  Beginning of Period............................................   228,310      368,028      33,924       10,199          --
                                                                   --------    ---------    --------     --------      ------
  End of Period..................................................  $237,974    $ 228,310    $ 46,378     $ 33,924      $1,974
                                                                   ========    =========    ========     ========      ======

# The initial investment in this Division was made on May 1, 2003

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Changes in Equity
(in thousands)

                                                        Index 500 Stock Division Asset Allocation Division
                                                        -----------------------  -----------------------
                                                        Six Months               Six Months
                                                           Ended                    Ended
                                                         June 30,    Year Ended   June 30,     Year Ended
                                                           2003     December 31,    2003      December 31,
(continued)                                             (unaudited)     2002     (unaudited)      2002
-----------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss).........................  $  8,421    $    2,552   $   (315)     $    515
  Net Realized Gain (Loss).............................     1,478        24,486       (299)         (481)
  Net Change in Unrealized Appreciation (Depreciation).    78,034      (289,005)     6,194        (4,049)
                                                         --------    ----------   --------      --------
  Increase (Decrease) in Equity Derived from
   Investment Activity.................................    87,933      (261,967)     5,580        (4,015)
                                                         --------    ----------   --------      --------
Equity Transactions
  Contract Owners' Net Payments........................    26,969        63,045      8,476        16,761
  Annuity Payments.....................................      (716)       (1,762)       (58)          (73)
  Surrenders and Other (net)...........................   (33,865)      (76,932)    (2,413)       (2,724)
  Transfers from Other Divisions or Sponsor............    68,995       133,445     26,091        47,719
  Transfers to Other Divisions or Sponsor..............   (83,907)     (192,055)   (15,605)      (17,221)
                                                         --------    ----------   --------      --------
Increase (Decrease) in Equity Derived from
 Equity Transactions...................................   (22,524)      (74,259)    16,491        44,462
                                                         --------    ----------   --------      --------
Net Increase (Decrease) in Equity......................    65,409      (336,226)    22,071        40,447
Equity
  Beginning of Period..................................   822,199     1,158,425     53,008        12,561
                                                         --------    ----------   --------      --------
  End of Period........................................  $887,608    $  822,199   $ 75,079      $ 53,008
                                                         ========    ==========   ========      ========

                                                           Balanced Division     High Yield Bond Division
                                                        -----------------------  -----------------------
                                                        Six Months               Six Months
                                                           Ended                    Ended
                                                         June 30,    Year Ended   June 30,    Year Ended
                                                           2003     December 31,    2003     December 31,
(continued)                                             (unaudited)     2002     (unaudited)     2002
----------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)......................... $   57,912   $   60,208   $   (293)    $  9,314
  Net Realized Gain (Loss).............................        281        4,176     (4,817)      (8,449)
  Net Change in Unrealized Appreciation (Depreciation).    124,330     (275,406)    20,949       (5,292)
                                                        ----------   ----------   --------     --------
  Increase (Decrease) in Equity Derived from
   Investment Activity.................................    182,523     (211,022)    15,839       (4,427)
                                                        ----------   ----------   --------     --------
Equity Transactions
  Contract Owners' Net Payments........................     51,463      117,016      5,186        9,059
  Annuity Payments.....................................     (3,469)      (6,625)      (112)        (238)
  Surrenders and Other (net)...........................    (80,613)    (182,433)    (4,336)      (8,568)
  Transfers from Other Divisions or Sponsor............     73,737      137,948     28,827       28,335
  Transfers to Other Divisions or Sponsor..............    (91,102)    (222,727)   (25,244)     (31,776)
                                                        ----------   ----------   --------     --------
Increase (Decrease) in Equity Derived from
 Equity Transactions...................................    (49,984)    (156,821)     4,321       (3,188)
                                                        ----------   ----------   --------     --------
Net Increase (Decrease) in Equity......................    132,539     (367,843)    20,160       (7,615)
Equity
  Beginning of Period..................................  2,085,446    2,453,289     96,705      104,320
                                                        ----------   ----------   --------     --------
  End of Period........................................ $2,217,985   $2,085,446   $116,865     $ 96,705
                                                        ==========   ==========   ========     ========

                                                          Select Bond Division    Money Market Division
                                                        -----------------------  -----------------------
                                                        Six Months               Six Months
                                                           Ended                    Ended
                                                         June 30,    Year Ended   June 30,    Year Ended
                                                           2003     December 31,    2003     December 31,
(continued)                                             (unaudited)     2002     (unaudited)     2002
---------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss).........................  $ 16,397    $  13,151    $     504  $     1,875
  Net Realized Gain (Loss).............................    12,741        3,991           --           --
  Net Change in Unrealized Appreciation (Depreciation).    (2,307)      22,513           --           --
                                                         --------    ---------    ---------  -----------
  Increase (Decrease) in Equity Derived from
   Investment Activity.................................    26,831       39,655          504        1,875
                                                         --------    ---------    ---------  -----------
Equity Transactions
  Contract Owners' Net Payments........................    36,113       51,073       38,079       83,874
  Annuity Payments.....................................      (472)        (768)        (191)        (391)
  Surrenders and Other (net)...........................   (19,956)     (33,418)     (34,201)     (96,728)
  Transfers from Other Divisions or Sponsor............   120,151      213,378      370,611    1,206,671
  Transfers to Other Divisions or Sponsor..............   (93,203)    (132,886)    (387,390)  (1,160,338)
                                                         --------    ---------    ---------  -----------
Increase (Decrease) in Equity Derived from
 Equity Transactions...................................    42,633       97,379      (13,092)      33,088
                                                         --------    ---------    ---------  -----------
Net Increase (Decrease) in Equity......................    69,464      137,034      (12,588)      34,963
Equity
  Beginning of Period..................................   457,348      320,314      343,581      308,618
                                                         --------    ---------    ---------  -----------
  End of Period........................................  $526,812    $ 457,348    $ 330,993  $   343,581
                                                         ========    =========    =========  ===========

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statements of Changes in Equity
(in thousands)

                                                                    Fidelity VIP      Russell Multi-Style
                                                                  Mid Cap Division#     Equity Division
                                                                  ----------------- -----------------------
                                                                                    Six Months
                                                                                       Ended
                                                                    Period Ended     June 30,    Year Ended
                                                                    June 30, 2003      2003     December 31,
(continued)                                                          (unaudited)    (unaudited)     2002
-------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...................................      $   (1)       $    (53)    $   (235)
  Net Realized Gain (Loss).......................................          15          (2,775)      (5,728)
  Net Change in Unrealized Appreciation (Depreciation)...........          25          10,017      (12,334)
                                                                       ------        --------     --------
  Increase (Decrease) in Equity Derived from Investment Activity.          39           7,189      (18,297)
                                                                       ------        --------     --------
Equity Transactions
  Contract Owners' Net Payments..................................         136           4,876        9,510
  Annuity Payments...............................................          --             (42)        (101)
  Surrenders and Other (net).....................................          (3)         (2,427)      (4,478)
  Transfers from Other Divisions or Sponsor......................       1,454          27,006       49,127
  Transfers to Other Divisions or Sponsor........................        (396)        (25,981)     (51,172)
                                                                       ------        --------     --------
Increase (Decrease) in Equity Derived from Equity Transactions...       1,191           3,432        2,886
                                                                       ------        --------     --------
Net Increase (Decrease) in Equity................................       1,230          10,621      (15,411)
Equity
  Beginning of Period............................................          --          58,798       74,209
                                                                       ------        --------     --------
  End of Period..................................................      $1,230        $ 69,419     $ 58,798
                                                                       ======        ========     ========

                                                                     Russell Aggressive        Russell Non-U.S.
                                                                      Equity Division              Division
                                                                  -----------------------  -----------------------
                                                                  Six Months               Six Months
                                                                     Ended                    Ended
                                                                   June 30,    Year Ended   June 30,    Year Ended
                                                                     2003     December 31,    2003     December 31,
(continued)                                                       (unaudited)     2002     (unaudited)     2002
--------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...................................  $   (141)    $   (312)   $   (156)   $     261
  Net Realized Gain (Loss).......................................    (1,064)      (1,524)       (867)      (6,439)
  Net Change in Unrealized Appreciation (Depreciation)...........     6,082       (5,516)      4,195          541
                                                                   --------     --------    --------    ---------
  Increase (Decrease) in Equity Derived from Investment Activity.     4,877       (7,352)      3,172       (5,637)
                                                                   --------     --------    --------    ---------
Equity Transactions
  Contract Owners' Net Payments..................................     1,572        3,664       2,503        5,602
  Annuity Payments...............................................       (12)         (29)        (17)         (41)
  Surrenders and Other (net).....................................      (877)      (2,112)     (1,525)      (3,199)
  Transfers from Other Divisions or Sponsor......................    10,935       20,386      16,780      105,220
  Transfers to Other Divisions or Sponsor........................   (10,648)     (20,425)    (17,084)    (107,082)
                                                                   --------     --------    --------    ---------
Increase (Decrease) in Equity Derived from Equity Transactions...       970        1,484         657          500
                                                                   --------     --------    --------    ---------
Net Increase (Decrease) in Equity................................     5,847       (5,868)      3,829       (5,137)
Equity
  Beginning of Period............................................    28,521       34,389      35,522       40,659
                                                                   --------     --------    --------    ---------
  End of Period..................................................  $ 34,368     $ 28,521    $ 39,351    $  35,522
                                                                   ========     ========    ========    =========

                                                                        Russell Core         Russell Real Estate
                                                                       Bond Division         Securities Division
                                                                  -----------------------  -----------------------
                                                                  Six Months               Six Months
                                                                     Ended                    Ended
                                                                   June 30,    Year Ended   June 30,    Year Ended
                                                                     2003     December 31,    2003     December 31,
(continued)                                                       (unaudited)     2002     (unaudited)     2002
-------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...................................  $    143     $    961    $    557     $  2,603
  Net Realized Gain (Loss).......................................       422        1,809         263          734
  Net Change in Unrealized Appreciation (Depreciation)...........     2,310        1,039       8,124       (3,135)
                                                                   --------     --------    --------     --------
  Increase (Decrease) in Equity Derived from Investment Activity.     2,875        3,809       8,944          202
                                                                   --------     --------    --------     --------
Equity Transactions
  Contract Owners' Net Payments..................................     5,409        9,826       6,212       11,817
  Annuity Payments...............................................       (58)        (105)        (56)         (95)
  Surrenders and Other (net).....................................    (3,530)      (4,624)     (2,601)      (4,152)
  Transfers from Other Divisions or Sponsor......................    29,424       48,940      26,312       66,457
  Transfers to Other Divisions or Sponsor........................   (27,409)     (42,479)    (25,784)     (44,904)
                                                                   --------     --------    --------     --------
Increase (Decrease) in Equity Derived from Equity Transactions...     3,836       11,558       4,083       29,123
                                                                   --------     --------    --------     --------
Net Increase (Decrease) in Equity................................     6,711       15,367      13,027       29,325
Equity
  Beginning of Period............................................    57,126       41,759      69,448       40,123
                                                                   --------     --------    --------     --------
  End of Period..................................................  $ 63,837     $ 57,126    $ 82,475     $ 69,448
                                                                   ========     ========    ========     ========

#The initial investment in this Division was made on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights


NML Variable Annuity Account B
(For a unit outstanding during the period)

                                                     Dividend
                                                   Income as a %
                                           Unit     of Average   Expense   Total
Division                                 Value(2)   Net Assets    Ratio  Return(3)
----------------------------------------------------------------------------------
Small Cap Growth Stock
  Six Months Ended 06/30/03 (unaudited). $0.761579     0.00%      0.35%    10.94%
  Year Ended 12/31/02...................  0.686471     0.16%      0.35%  (18.71%)
T. Rowe Price Small Cap Value
  Six Months Ended 06/30/03 (unaudited).  1.087551     0.00%      0.35%    13.76%
  Year Ended 12/31/02...................  0.956015     0.67%      0.35%   (5.91%)
Aggressive Growth Stock
  Six Months Ended 06/30/03 (unaudited).  0.624772     0.00%      0.35%     8.42%
  Year Ended 12/31/02...................  0.576231     0.10%      0.35%  (21.43%)
International Growth
  Six Months Ended 06/30/03 (unaudited).  0.884831     0.00%      0.35%    11.96%
  Year Ended 12/31/02...................  0.790292     0.72%      0.35%  (12.64%)
Franklin Templeton International Equity
  Six Months Ended 06/30/03 (unaudited).  0.760102     1.96%      0.35%    10.33%
  Year Ended 12/31/02...................  0.688942     2.11%      0.35%  (17.69%)
AllianceBernstein Mid Cap Value (1)
  Period Ended 06/30/03 (unaudited).....  1.076380     0.00%      0.35%     7.64%
  Year Ended 12/31/02...................    N/A        N/A         N/A     N/A
Index 400 Stock
  Six Months Ended 06/30/03 (unaudited).  1.006895     0.82%      0.35%    12.05%
  Year Ended 12/31/02...................  0.898601     0.81%      0.35%  (14.84%)
Janus Capital Appreciation (1)
  Period Ended 06/30/03 (unaudited).....  1.049396     0.00%      0.35%     4.94%
  Year Ended 12/31/02...................    N/A        N/A         N/A     N/A
Growth Stock
  Six Months Ended 06/30/03 (unaudited).  0.670182     0.85%      0.35%     6.25%
  Year Ended 12/31/02...................  0.630766     1.16%      0.35%  (21.11%)
Large Cap Core Stock
  Six Months Ended 06/30/03 (unaudited).  0.679174     1.02%      0.35%     9.66%
  Year Ended 12/31/02...................  0.619325     0.96%      0.35%  (28.45%)
Capital Guardian Domestic Equity
  Six Months Ended 06/30/03 (unaudited).  0.873353     0.02%      0.35%    13.94%
  Year Ended 12/31/02...................  0.766519     1.62%      0.35%  (21.52%)
T. Rowe Price Equity Income (1)
  Period Ended 06/30/03 (unaudited).....  1.078380     0.00%      0.35%     7.84%
  Year Ended 12/31/02...................    N/A        N/A         N/A     N/A
Index 500 Stock
  Six Months Ended 06/30/03 (unaudited).  0.694903     1.57%      0.35%    11.46%
  Year Ended 12/31/02...................  0.623440     1.38%      0.35%  (22.34%)
Asset Allocation
  Six Months Ended 06/30/03 (unaudited).  0.951057     0.00%      0.35%     8.79%
  Year Ended 12/31/02...................  0.874209     2.44%      0.35%  (10.57%)
Balanced
  Six Months Ended 06/30/03 (unaudited).  0.953650     3.32%      0.35%     9.39%
  Year Ended 12/31/02...................  0.871815     3.85%      0.35%   (7.86%)
High Yield Bond
  Six Months Ended 06/30/03 (unaudited).  1.135808     0.23%      0.35%    16.39%
  Year Ended 12/31/02...................  0.975827    10.35%      0.35%   (3.23%)
Select Bond
  Six Months Ended 06/30/03 (unaudited).  1.389836     3.79%      0.35%     5.89%
  Year Ended 12/31/02...................  1.312499     4.44%      0.35%    11.70%
Money Market
  Six Months Ended 06/30/03 (unaudited).  1.086743     0.67%      0.35%     0.49%
  Year Ended 12/31/02...................  1.081393     1.64%      0.35%     1.30%
Fidelity VIP Mid Cap (1)
  Period Ended 06/30/03 (unaudited).....  1.106167     0.00%      0.35%    10.62%
  Year Ended 12/31/02...................    N/A        N/A         N/A     N/A
Russell Multi-Style Equity
  Six Months Ended 06/30/03 (unaudited).  0.673222     0.39%      0.35%    12.33%
  Year Ended 12/31/02...................  0.599335     0.60%      0.35%  (23.46%)

(1)Division commenced operations on May 1, 2003
(2)The unit value is as of the respective period-end date.
(3)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights

(For a unit outstanding during the period)

                                                    Dividend
                                                  Income as a %
                                           Unit    of Average   Expense   Total
Division                                 Value(2)  Net Assets    Ratio  Return(3)
---------------------------------------------------------------------------------
Russell Aggressive Equity
  Six Months Ended 06/30/03 (unaudited). 0.885142     0.00%      0.35%    17.61%
  Year Ended 12/31/02................... 0.752579     0.00%      0.35%  (19.34%)
Russell Non-U.S.
  Six Months Ended 06/30/03 (unaudited). 0.643332     0.03%      0.35%     9.29%
  Year Ended 12/31/02................... 0.588622     1.63%      0.35%  (15.44%)
Russell Core Bond
  Six Months Ended 06/30/03 (unaudited). 1.292875     0.70%      0.35%     5.17%
  Year Ended 12/31/02................... 1.229367     2.84%      0.35%     8.46%
Russell Real Estate Securities
  Six Months Ended 06/30/03 (unaudited). 1.426808     1.26%      0.35%    13.06%
  Year Ended 12/31/02................... 1.262023     5.38%      0.35%     3.44%

(1)Division commenced operations on May 1, 2003
(2)The unit value is as of the respective period-end date.
(3)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Notes to Financial Statements


NML Variable Annuity Account B
June 30, 2003

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-6%; and Fee-Based contracts with no sales or withdrawal charges.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 31/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 31/2% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the period ended June 30, 2003 by each Division are shown below:

           Division                          Purchases      Sales
           --------                         ------------ ------------
           Small Cap Growth Stock.......... $  7,329,637 $  8,618,428
           T. Rowe Price Small Cap Value...    7,315,337    1,434,054
           Aggressive Growth Stock.........   18,604,137   45,777,140
           International Growth............    4,187,384      566,216
           Franklin Templeton International
            Equity.........................   18,932,599   25,613,501
           AllianceBernstein Mid Cap Value.    1,336,921          657
           Index 400 Stock.................    9,455,015    6,662,197
           Janus Capital Appreciation......      974,016        1,003
           Growth Stock....................   15,724,410   20,480,034
           Large Cap Core Stock............    9,878,033   18,656,759
           Capital Guardian Domestic Equity    8,336,555    1,418,296
           T. Rowe Price Equity Income.....    1,950,623          880
           Index 500 Stock.................   46,399,802   54,951,224
           Asset Allocation................   19,642,162    3,559,329
           Balanced........................  125,285,741  115,414,404
           High Yield Bond.................    9,185,650    4,937,262
           Select Bond.....................   93,170,504   22,338,225
           Money Market....................   44,429,653   56,557,008
           Fidelity VIP Mid Cap............    1,434,197      240,258
           Russell Multi-Style Equity......    6,031,595    2,660,236
           Russell Aggressive Equity.......    1,846,307    1,022,671
           Russell Non-U.S.................    2,591,572    2,091,115
           Russell Core Bond...............    8,030,315    3,798,743
           Russell Real Estate Securities..    7,962,611    3,331,992

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1/2% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense

 Notes to Financial Statements


guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

 Notes to Financial Statements


Note 8 -- Equity Values by Division are shown below:
(in thousands, except accumulation unit values)

                                                                                  Contracts Issued:
                                               Contracts Issued:             After December 16, 1981 and
                                           Prior to December 17, 1981          Prior to March 31, 1995
                                        -------------------------------- -----------------------------------
                                        Accumulation    Units            Accumulation    Units
Division                                 Unit Value  Outstanding Equity   Unit Value  Outstanding   Equity
------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock.................  $ 1.679472       248    $   417  $1.644781      29,128   $   47,909
T. Rowe Price Small Cap Value..........    1.079299       222        240   1.069001      15,298       16,354
Aggressive Growth Stock................    4.031290       777      3,132   3.785425      92,986      351,992
International Growth...................    0.878105        39         34   0.869739       4,526        3,936
Franklin Templeton International Equity    1.802394     1,050      1,893   1.713012     106,113      181,773
AllianceBernstein Mid Cap Value........    1.075677         4          4   1.074795         399          429
Index 400 Stock........................    1.221567       389        475   1.196339      37,249       44,562
Janus Capital Appreciation.............    1.048714         4          4   1.047848         292          306
Growth Stock...........................    2.128190       580      1,234   2.032831      56,539      114,934
Large Cap Core Stock...................    1.714702       380        652   1.637885      52,749       86,397
Capital Guardian Domestic Equity.......    0.866708       265        230   0.858424      18,229       15,648
T. Rowe Price Equity Income............    1.077674        --         --   1.076790         571          615
Index 500 Stock........................    3.507740     7,476     26,224   3.294004     118,987      391,944
Asset Allocation.......................    0.943824       242        228   0.934821      26,058       24,360
Balanced...............................    7.802598     3,474     27,106   7.007817     210,051    1,471,999
High Yield Bond........................    1.727886       135        233   1.650449      20,076       33,134
Select Bond............................   10.787420       718      7,745   9.685809      20,964      203,053
Money Market...........................    3.046812       599      1,825   2.736150      45,681      124,990
Fidelity VIP Mid Cap...................    1.105449        --         --   1.104543         454          501
Russell Multi-Style Equity.............    0.678509       306        208   0.664496      22,524       14,967
Russell Aggressive Equity..............    0.994386        59         59   0.973839       9,716        9,462
Russell Non-U.S........................    0.753000       108         81   0.737454      12,957        9,555
Russell Core Bond......................    1.301785        28         36   1.274930      11,368       14,493
Russell Real Estate Securities.........    1.450030       185        268   1.420068      17,152       24,357
                                                                 -------                          ----------
  Equity...............................                           72,328                           3,187,670
  Annuity Reserves.....................                            2,951                              52,461
                                                                 -------                          ----------
  Total Equity.........................                          $75,279                          $3,240,131
                                                                 =======                          ==========

                                                Contracts Issued:                  Contracts Issued:
                                         On or After March 31, 1995 and     On or After March 31, 1995 and
                                             Prior to March 31, 2000            Prior to March 31, 2000
                                               Front Load Version                  Back Load Version
                                        --------------------------------- -----------------------------------
                                        Accumulation    Units             Accumulation    Units
Division                                 Unit Value  Outstanding  Equity   Unit Value  Outstanding   Equity
-------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock.................  $1.703955     11,622    $ 19,803  $1.644781     25,012    $   41,139
T. Rowe Price Small Cap Value..........   1.086486      5,681       6,172   1.069001      9,390        10,038
Aggressive Growth Stock................   1.912355     31,895      60,995   3.785425     48,112       182,124
International Growth...................   0.883961      2,118       1,872   0.869739      3,024         2,630
Franklin Templeton International Equity   1.508536     27,197      41,028   1.713012     57,569        98,616
AllianceBernstein Mid Cap Value........   1.076291        150         161   1.074795        331           356
Index 400 Stock........................   1.239362     15,054      18,657   1.196339     32,100        38,402
Janus Capital Appreciation.............   1.049308         91          95   1.047848        138           145
Growth Stock...........................   2.014192     24,280      48,905   2.032831     57,626       117,144
Large Cap Core Stock...................   1.622340     21,923      35,567   1.637885     55,076        90,208
Capital Guardian Domestic Equity.......   0.872504      6,502       5,673   0.858424     11,149         9,571
T. Rowe Price Equity Income............   1.078290        127         137   1.076790        340           366
Index 500 Stock........................   2.157845     48,945     105,616   3.294004     83,215       274,111
Asset Allocation.......................   0.950112      8,223       7,813   0.934821     13,731        12,836
Balanced...............................   2.045738     69,281     141,731   7.007817     51,217       358,919
High Yield Bond........................   1.659134     12,151      20,160   1.650449     25,758        42,512
Select Bond............................   1.898403     33,391      63,390   9.685809     12,942       125,354
Money Market...........................   1.403658     40,399      56,706   2.736150     26,408        72,256
Fidelity VIP Mid Cap...................   1.106079        160         177   1.104543        197           218
Russell Multi-Style Equity.............   0.688407     19,542      13,453   0.664496     26,727        17,760
Russell Aggressive Equity..............   1.008874      7,184       7,248   0.973839      8,907         8,674
Russell Non-U.S........................   0.763961     10,032       7,664   0.737454     12,537         9,245
Russell Core Bond......................   1.320740      8,930      11,794   1.274930      9,961        12,700
Russell Real Estate Securities.........   1.471120      6,816      10,027   1.420068     14,292        20,296
                                                                 --------                          ----------
  Equity...............................                           684,844                           1,545,620
  Annuity Reserves.....................                             7,761                              23,022
                                                                 --------                          ----------
  Total Equity.........................                          $692,605                          $1,568,642
                                                                 ========                          ==========

 Notes to Financial Statements

                                                Contracts Issued:                 Contracts Issued:
                                           On or After March 31, 2000        On or After March 31, 2000
                                               Front Load Version                 Back Load Version
                                        --------------------------------- ---------------------------------
                                        Accumulation    Units             Accumulation    Units
Division                                 Unit Value  Outstanding  Equity   Unit Value  Outstanding  Equity
-----------------------------------------------------------------------------------------------------------
Small Cap Growth Stock.................  $0.779198     17,489    $ 13,627  $1.644781     14,331    $ 23,571
T. Rowe Price Small Cap Value..........   1.084439      4,674       5,069   1.069001      8,227       8,795
Aggressive Growth Stock................   0.611176     25,378      15,510   3.785425      7,822      29,610
International Growth...................   0.882298      2,988       2,636   0.869739      4,725       4,110
Franklin Templeton International Equity   0.771933     18,908      14,596   1.713012     12,317      21,099
AllianceBernstein Mid Cap Value........   1.076118        152         164   1.074795        107         115
Index 400 Stock........................   0.974593     16,618      16,196   1.196339     23,124      27,664
Janus Capital Appreciation.............   1.049138        188         197   1.047848        107         112
Growth Stock...........................   0.654543     26,541      17,372   2.032831     13,568      27,581
Large Cap Core Stock...................   0.637292     13,101       8,349   1.637885      7,667      12,558
Capital Guardian Domestic Equity.......   0.870851      7,116       6,197   0.858424      8,702       7,470
T. Rowe Price Equity Income............   1.078115        480         517   1.076790        196         211
Index 500 Stock........................   0.672775     41,559      27,960   3.294004     14,987      49,367
Asset Allocation.......................   0.948324     11,183      10,605   0.934821     17,582      16,436
Balanced...............................   0.943021     77,191      72,793   7.007817     13,223      92,664
High Yield Bond........................   1.131410      7,065       7,993   1.650449      5,970       9,853
Select Bond............................   1.398212     34,900      48,798   9.685809      6,799      65,854
Money Market...........................   1.096752     29,267      32,099   2.736150     14,403      39,409
Fidelity VIP Mid Cap...................   1.105900        110         122   1.104543        193         213
Russell Multi-Style Equity.............   0.644496     14,546       9,375   0.664496     17,441      11,589
Russell Aggressive Equity..............   0.855575      4,427       3,788   0.973839      4,565       4,446
Russell Non-U.S........................   0.608565      8,263       5,029   0.737454      8,857       6,532
Russell Core Bond......................   1.307065      7,790      10,182   1.274930      9,468      12,071
Russell Real Estate Securities.........   1.553535      6,276       9,750   1.420068     10,995      15,614
                                                                 --------                          --------
  Equity...............................                           338,924                           486,944
  Annuity Reserves.....................                             1,863                             9,393
                                                                 --------                          --------
  Total Equity.........................                          $340,787                          $496,337
                                                                 ========                          ========

                                                   Contracts Issued:
                                               On or After June 30, 2000
                                                   Fee-Based Version
                                            --------------------------------
                                            Accumulation    Units
    Division                                Unit Values  Outstanding Equity
    ------------------------------------------------------------------------
    Small Cap Growth Stock.................  $0.761579        566    $   431
    T. Rowe Price Small Cap Value..........   1.087551        355        386
    Aggressive Growth Stock................   0.624772        833        520
    International Growth...................   0.884831        441        390
    Franklin Templeton International Equity   0.760102      1,309        995
    AllianceBernstein Mid Cap Value........   1.076380        118        127
    Index 400 Stock........................   1.006895        923        929
    Janus Capital Appreciation.............   1.049396        122        128
    Growth Stock...........................   0.670182      1,653      1,108
    Large Cap Core Stock...................   0.679174        908        617
    Capital Guardian Domestic Equity.......   0.873353      1,241      1,084
    T. Rowe Price Equity Income............   1.078380        118        127
    Index 500 Stock........................   0.694903      1,905      1,324
    Asset Allocation.......................   0.951057      1,066      1,014
    Balanced...............................   0.953650      1,446      1,379
    High Yield Bond........................   1.135808      1,025      1,164
    Select Bond............................   1.389836      3,315      4,607
    Money Market...........................   1.086743        932      1,013
    Fidelity VIP Mid Cap...................   1.106167         --         --
    Russell Multi-Style Equity.............   0.673222      1,809      1,218
    Russell Aggressive Equity..............   0.885142        502        444
    Russell Non-U.S........................   0.643332      1,448        932
    Russell Core Bond......................   1.292875      1,197      1,548
    Russell Real Estate Securities.........   1.426808        751      1,072
                                                                     -------
      Equity...............................                           22,557
      Annuity Reserves.....................                               --
                                                                     -------
      Total Equity.........................                          $22,557
                                                                     =======

This report is submitted for the general information of owners of Mason Street Variable Annuity Contracts issued through NML Variable Annuity Account B. This report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

The Northwestern Mutual
Life Insurance Company - Milwaukee, WI
www.northwesternmutual.com

90-2073(0201)(Rev.0703)

[LOGO] Northwestern Mutual(R)

PO BOX 3095
MILWAUKEE WI 53201-3095

CHANGE SERVICE REQUESTED